UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Eric Wietsma 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/08

Date of reporting period:	1/31/08

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 100.3%
Commercial Paper — 68.0%
American General Finance Corp.
3.020%	03/13/2008	20,250,000	20,180,351
American Honda Finance Corp.
4.220%	02/21/2008	14,200,000	14,166,709
Archer-Daniels-Midland Co.
4.180%	03/05/2008	20,500,000	20,421,451
Bank of America Corp.
4.960%	03/14/2008	13,950,000	13,869,276
Bank of America Corp.
4.990%	02/04/2008	5,900,000	5,897,547
Caterpillar Financial Services Corp.
4.190%	02/07/2008	18,039,000	18,026,403
Coca-Cola Co.
3.000%	04/08/2008	12,675,000	12,604,231
Coca-Cola Co.
4.470%	02/19/2008	8,325,000	8,306,394
Colgate-Palmolive Co.
3.850%	02/13/2008	4,583,000	4,577,119
Danaher Corp.
3.850%	02/08/2008	15,000,000	14,988,771
Danaher Corp.
4.200%	02/06/2008	5,300,000	5,296,908
Danske Corp. (a)
4.750%	02/01/2008	8,750,000	8,750,000
Dover Corp. (a)
4.400%	02/15/2008	9,950,000	9,932,974
Eaton Corp. (a)
4.520%	02/14/2008	13,248,000	13,226,376
General Electric Co
4.260%	03/28/2008	19,925,000	19,792,964
Goldman Sachs Group, Inc.
4.600%	02/04/2008	10,600,000	10,595,936
Goldman Sachs Group, Inc.
4.750%	02/05/2008	9,300,000	9,295,091
Governor & Co. of the Bank
4.870%	02/01/2008	21,100,000	21,100,000
Hewlett Packard Co.
3.000%	03/25/2008	19,890,000	19,802,153
Honeywell International, Inc.
2.950%	02/28/2008	10,778,000	10,754,154
Honeywell International, Inc.
3.750%	03/12/2008	10,200,000	10,157,500
ING (US) Funding LLC
3.720%	04/17/2008	15,000,000	14,882,200
International Bus Mach Corp.
4.140%	02/12/2008	20,700,000	20,673,815
John Deere Capital Co.
3.900%	03/25/2008	19,945,000	19,830,483
Medtronic Inc.
2.950%	03/03/2008	19,850,000	19,799,576

1

Medtronic Inc.
4.050%	02/08/2008	1,535,000	1,533,791
MMI Corporate
4.180%	02/07/2008	10,000,000	9,993,033
Nestle Capital Corp.
4.720%	02/08/2008	12,900,000	12,888,160
Nestle Capital Corp.
4.730%	02/04/2008	8,318,000	8,314,721
New Center Asset Trust
4.920%	02/20/2008	20,950,000	20,895,600
Nstar Electric Co.
3.780%	02/14/2008	4,308,000	4,302,120
Nstar Electric Co.
3.820%	02/14/2008	6,500,000	6,491,034
Nstar Electric Co.
4.200%	02/05/2008	10,000,000	9,995,333
Paccar Financial Corp.
4.480%	02/15/2008	20,000,000	19,965,156
Parker-Hannifin Corp.
3.850%	02/26/2008	13,200,000	13,164,708
Parker-Hannifin Corp.
4.200%	02/06/2008	6,779,000	6,775,045
Praxair Inc.
3.100%	02/06/2008	11,722,000	11,716,953
Proctor & Gamble Co.
2.990%	03/07/2008	18,672,000	18,617,722
Rockwell Collins Inc.
3.930%	02/13/2008	12,973,000	12,956,005
Sigma Aldrich Corp.
2.900%	03/26/2008	16,225,000	16,154,421
Sigma Aldrich Corp.
3.770%	03/04/2008	5,160,000	5,142,708
Societe Generale North America, Inc.
3.290%	04/24/2008	13,000,000	12,901,391
Societe Generale North America, Inc.
5.110%	02/01/2008	8,500,000	8,500,000
Southern Co. (The)
3.850%	02/20/2008	9,911,000	9,890,861
Toyota Motor Credit Corp.
3.700%	04/23/2008	20,900,000	20,723,860
UBS Americas, Inc.
3.020%	02/01/2008	24,000,000	24,000,000
Unilever Capital Corp.
3.000%	02/29/2008	14,350,000	14,316,517
Unilever Capital Corp.
3.720%	02/22/2008	7,000,000	6,984,810
Walgreen Co.
3.400%	02/27/2008	21,000,000	20,948,433
Wells Fargo & Co.
2.950%	03/18/2008	18,890,000	18,818,795
			662,919,559

2

Discount Notes — 7.3%
Federal Farm Credit Bank
4.990%	02/01/2008	13,612,000	13,612,000
Federal Home Loan Bank
1.950%	02/01/2008	46,000,000	46,000,000
Federal Home Loan Bank
4.100%	04/25/2008	12,173,000	12,056,545
			71,668,545
U.S. Treasury Bills — 25.0%
U.S. Treasury Bill
1.950%	05/08/2008	20,000,000	19,894,917
U.S. Treasury Bill
2.007%	06/19/2008	22,200,000	22,027,967
U.S. Treasury Bill
2.040%	06/19/2008	28,100,000	27,878,665
U.S. Treasury Bill
2.800%	03/06/2008	15,755,000	15,713,337
U.S. Treasury Bill
2.850%	03/13/2008	24,025,000	23,947,019
U.S. Treasury Bill
3.035%	05/01/2008	25,775,000	25,579,432
U.S. Treasury Bill
3.040%	03/27/2008	9,600,000	9,555,413
U.S. Treasury Bill
3.060%	03/20/2008	22,000,000	21,910,240
U.S. Treasury Bill
3.075%	04/17/2008	14,115,000	14,023,370
U.S. Treasury Bill
3.100%	03/27/2008	22,500,000	22,393,438
U.S. Treasury Bill
3.140%	02/21/2008	17,515,000	17,484,446
U.S. Treasury Bill
3.150%	04/10/2008	23,050,000	22,910,836
			243,319,080

TOTAL SHORT-TERM INVESTMENTS (Cost $977,907,184)			977,907,184

TOTAL INVESTMENTS — 100.3% (Cost $977,907,184) (b)			$977,907,184

Other Assets/(Liabilities) — (0.3%)			(2,983,331)

NET ASSETS — 100.0%			$974,923,853

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to a value of $31,909,350 or 3.3% of net assets.

3

(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.1%
PREFERRED STOCK — 0.1%
Investment Companies
Special Value Expansion Fund LLC (a)	5,500	548,900

TOTAL PREFERRED STOCK (Cost $550,000)		548,900

TOTAL EQUITIES (Cost $550,000)		548,900

		Principal
		Amount	Market Value
BONDS & NOTES — 63.7%
ASSET BACKED SECURITIES — 0.2%
Electric — 0.2%
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	749,133	786,590

Home Equity ABS — 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN
7.200%	10/25/2028	8,181	8,156

TOTAL ASSET BACKED SECURITIES (Cost $813,416)			794,746

CORPORATE DEBT — 31.1%
Agribusiness — 0.2%
Cargill, Inc.
5.200%	01/22/2013	1,200,000	1,209,886

Apparel — 0.1%
Kellwood Co.
7.625%	10/15/2017	125,000	103,125
Kellwood Co.
7.875%	07/15/2009	300,000	310,027
			413,152
Auto Manufacturers — 0.4%
DaimlerChrysler NA Holding
4.050%	06/04/2008	1,700,000	1,702,436

Banking, Savings & Loans — 0.6%
Bear Stearns Co., Inc.
7.250%	02/01/2018	1,000,000	999,963
Merrill Lynch & Co.
5.450%	02/05/2013	1,800,000	1,802,799
			2,802,762

1

Banks — 1.3%
Bank of America Corp.
3.250%	08/15/2008	500,000	501,323
Bank of America Corp.
5.750%	12/01/2017	1,500,000	1,543,320
Barclays Bank PLC
5.450%	09/12/2012	700,000	732,390
Wachovia Bank NA
7.800%	08/18/2010	600,000	658,777
Wells Fargo & Co.
4.125%	03/10/2008	760,000	759,948
Wells Fargo & Co.
4.375%	01/31/2013	1,300,000	1,299,650
Wells Fargo & Co.
5.625%	12/11/2017	865,000	888,941
			6,384,349
Beverages — 0.6%
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	435,000	436,791
Constellation Brands, Inc.
8.000%	02/15/2008	300,000	300,000
Foster’s Finance Corp. (a)
6.875%	06/15/2011	1,000,000	1,088,933
Miller Brewing Co. (a)
4.250%	08/15/2008	475,000	476,852
PepsiCo, Inc.
4.650%	02/15/2013	475,000	493,117
			2,795,693
Building Materials — 0.3%
American Standard, Inc.
7.375%	02/01/2008	350,000	350,000
American Standard, Inc.
7.625%	02/15/2010	900,000	959,306
			1,309,306
Chemicals — 0.9%
Cytec Industries, Inc.
5.500%	10/01/2010	600,000	622,325
EI Du Pont de Nemours & Co.
5.000%	01/15/2013	475,000	491,530
Lubrizol Corp.
4.625%	10/01/2009	720,000	728,178
Lubrizol Corp.
5.875%	12/01/2008	450,000	456,987
Praxair, Inc.
5.250%	11/15/2014	1,250,000	1,292,260
Sensient Technologies
6.500%	04/01/2009	700,000	707,456
			4,298,736
Commercial Services — 1.1%
Deluxe Corp.
7.375%	06/01/2015	180,000	176,850

2

Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	650,000	655,941
Equifax, Inc.
6.300%	07/01/2017	800,000	834,922
ERAC USA Finance Co. (a)
5.800%	10/15/2012	1,000,000	1,010,574
ERAC USA Finance Co. (a)
7.950%	12/15/2009	1,155,000	1,228,854
Valassis Communications, Inc.
6.625%	01/15/2009	1,210,000	1,199,412
			5,106,553
Computers — 0.1%
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	475,000	483,634

Cosmetics & Personal Care — 0.8%
Procter & Gamble Co. (b)
3.500%	12/15/2008	4,000,000	4,019,824

Diversified Financial — 4.2%
American General Finance Corp.
5.900%	09/15/2012	500,000	507,783
American General Finance Corp.
6.900%	12/15/2017	1,400,000	1,433,411
American Honda Finance Corp. (a)
3.850%	11/06/2008	900,000	903,255
CIT Group, Inc.
5.125%	09/30/2014	290,000	240,453
CIT Group, Inc.
7.625%	11/30/2012	1,800,000	1,774,897
Citigroup, Inc.
5.500%	02/15/2017	840,000	837,957
Countrywide Home Loans, Inc. (b)
3.250%	05/21/2008	1,310,000	1,266,201
Eaton Vance Corp.
6.500%	10/02/2017	575,000	600,343
Emerald Investment Grade CBO Ltd. FRN (a)
5.365%	05/24/2011	470,436	464,556
Ford Motor Credit Co.
5.800%	01/12/2009	1,675,000	1,629,212
Franklin Resources, Inc.
3.700%	04/15/2008	1,025,000	1,026,513
Glencore Funding LLC (a)
6.000%	04/15/2014	665,000	659,944
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	250,000	254,663
The Goldman Sachs Group, Inc.
5.625%	01/15/2017	775,000	769,960
Household Finance Corp.
4.125%	12/15/2008	1,250,000	1,253,779
Household Finance Corp.
6.375%	10/15/2011	175,000	183,292

3

Lazard Group LLC
6.850%	06/15/2017	650,000	638,946
Lazard Group LLC
7.125%	05/15/2015	805,000	815,113
Lehman Brothers Holdings, Inc.
6.200%	09/26/2014	1,235,000	1,271,010
Residential Capital Corp.
7.625%	11/21/2008	1,140,000	877,800
SLM Corp.
5.000%	10/01/2013	1,100,000	948,167
Textron Financial Corp.
5.125%	11/01/2010	1,130,000	1,162,006
The Goldman Sachs Group, Inc.
5.950%	01/18/2018	800,000	825,618
			20,344,879
Electric — 3.9%
Allegheny Energy Supply
7.800%	03/15/2011	300,000	315,000
Allegheny Energy Supply Co. LLC (a)
8.250%	04/15/2012	475,000	508,250
Appalachian Power Co., Series G
3.600%	05/15/2008	640,000	638,856
Carolina Power & Light Co.
5.125%	09/15/2013	780,000	811,468
Carolina Power & Light Co.
5.950%	03/01/2009	1,000,000	1,024,288
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	1,210,000	1,213,868
Consumers Energy Co.
4.400%	08/15/2009	425,000	426,758
Entergy Gulf States, Inc.
5.250%	08/01/2015	1,925,000	1,870,673
Ipalco Enterprises, Inc.
8.375%	11/14/2008	1,395,000	1,415,925
Kansas Gas & Electric Co.
5.647%	03/29/2021	525,000	526,303
Kiowa Power Partners LLC (a)
4.811%	12/30/2013	366,001	373,387
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,270,000	1,267,385
MidAmerican Funding LLC
6.750%	03/01/2011	1,000,000	1,088,242
Monongahela Power
6.700%	06/15/2014	500,000	539,689
Monongahela Power
7.360%	01/15/2010	700,000	743,597
Nevada Power Co., Series L
5.875%	01/15/2015	650,000	654,350
Pacific Gas & Electric Co.
4.800%	03/01/2014	950,000	945,717
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	585,000	600,086
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	184,000	184,156

4

Tampa Electric Co.
6.375%	08/15/2012	750,000	803,622
Tenaska Oklahoma (a)
6.528%	12/30/2014	387,678	410,815
TransAlta Corp.
5.750%	12/15/2013	1,250,000	1,288,332
Tri-State Generation & Transmission Association, Series 2003, Class A (a)
6.040%	01/31/2018	580,944	616,745
Wisconsin Public Service Corp.
5.650%	11/01/2017	450,000	469,264
			18,736,776
Electrical Components & Equipment — 0.4%
Ametek, Inc.
7.200%	07/15/2008	1,715,000	1,739,636

Electronics — 0.2%
Thomas & Betts Corp.
6.625%	05/07/2008	725,000	729,966
Thomas & Betts Corp., Series B
6.390%	02/10/2009	325,000	334,054
			1,064,020
Environmental Controls — 0.1%
Allied Waste North America, Inc., Series B
5.750%	02/15/2011	590,000	569,350

Foods — 1.3%
Delhaize Group
6.500%	06/15/2017	1,180,000	1,205,916
Fred Meyer, Inc.
7.450%	03/01/2008	1,475,000	1,478,628
Kellogg Co.
5.125%	12/03/2012	855,000	883,147
Sara Lee Corp.
3.875%	06/15/2013	60,000	57,239
Smithfield Foods, Inc.
7.000%	08/01/2011	2,635,000	2,569,125
			6,194,055
Forest Products & Paper — 0.8%
International Paper Co.
3.800%	04/01/2008	2,880,000	2,880,547
Rock-Tenn Co.
5.625%	03/15/2013	180,000	166,050
Rock-Tenn Co.
8.200%	08/15/2011	650,000	664,625
			3,711,222
Gas — 0.4%
Australian Gas Light Co. Ltd. (a)
6.400%	04/15/2008	930,000	936,147

5

OAO Gazprom (a)
9.625%	03/01/2013	455,000	524,979
Southwest Gas Corp.
8.375%	02/15/2011	375,000	421,892
			1,883,018
Holding Company - Diversified — 0.2%
Leucadia National Corp.
7.000%	08/15/2013	1,035,000	1,001,362

Home Builders — 0.1%
Centex Corp.
7.875%	02/01/2011	350,000	336,438
D.R. Horton, Inc.
4.875%	01/15/2010	170,000	156,400
Lennar Corp., Series B
5.125%	10/01/2010	80,000	67,600
			560,438
Household Products — 0.2%
Kimberly-Clark Corp.
6.125%	08/01/2017	800,000	859,829

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000%	05/01/2010	495,000	491,582

Insurance — 0.2%
Prudential Financial, Inc.
5.800%	06/15/2012	1,000,000	1,046,772

Investment Companies — 0.1%
Xstrata Finance Canada (a)
5.800%	11/15/2016	335,000	319,763

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co.
6.200%	11/15/2016	445,000	452,472

Lodging — 0.4%
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	485,000	435,288
MGM Mirage
6.000%	10/01/2009	400,000	398,000
MGM Mirage
6.750%	09/01/2012	340,000	327,250
Starwood Hotels & Resorts Worldwide, Inc.
6.250%	02/15/2013	250,000	255,309
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	565,000	609,369
			2,025,216
Machinery - Diversified — 0.3%
Briggs & Stratton Corp.
8.875%	03/15/2011	855,000	906,300

6

Idex Corp.
6.875%	02/15/2008	775,000	775,722
			1,682,022
Manufacturing — 1.1%
Bombardier, Inc. (a)
6.750%	05/01/2012	330,000	334,950
Cooper US, Inc.
6.100%	07/01/2017	775,000	818,061
Covidien International Finance SA (a)
5.450%	10/15/2012	600,000	622,374
General Electric Co.
5.250%	12/06/2017	1,550,000	1,563,646
Pentair, Inc.
7.850%	10/15/2009	950,000	1,008,449
Tyco Electronics Group SA (a)
6.000%	10/01/2012	375,000	393,436
Tyco Electronics Group SA (a)
6.550%	10/01/2017	325,000	341,913
			5,082,829
Media — 3.1%
Belo Corp.
8.000%	11/01/2008	600,000	610,642
Clear Channel Communications, Inc.
4.250%	05/15/2009	1,085,000	1,025,716
Comcast Corp.
5.500%	03/15/2011	1,860,000	1,902,123
Cox Communications, Inc.
4.625%	01/15/2010	2,865,000	2,873,334
Cox Enterprises, Inc. (a)
4.375%	05/01/2008	1,390,000	1,391,649
Dow Jones & Co., Inc.
3.875%	02/15/2008	1,300,000	1,300,190
Knight-Ridder, Inc.
7.125%	06/01/2011	250,000	222,272
McGraw-Hill Cos., Inc.
5.375%	11/15/2012	750,000	764,102
Rogers Cable, Inc.
5.500%	03/15/2014	260,000	256,200
Scholastic Corp.
5.000%	04/15/2013	575,000	487,808
Shaw Communications, Inc.
8.250%	04/11/2010	1,540,000	1,609,300
Thomson Corp.
5.700%	10/01/2014	1,495,000	1,543,613
Viacom, Inc.
6.625%	05/15/2011	650,000	679,279
			14,666,228
Metal Fabricate & Hardware — 0.2%
Timken Co.
5.750%	02/15/2010	920,000	945,087

7

Mining — 0.1%
Vale Overseas Ltd.
6.250%	01/23/2017	535,000	526,500

Office Equipment/Supplies — 0.1%
Xerox Corp.
5.500%	05/15/2012	280,000	285,773

Oil & Gas — 0.9%
Anadarko Petroleum Corp.
3.250%	05/01/2008	300,000	299,552
Enterprise Products Operating LP
7.500%	02/01/2011	210,000	226,876
The Premcor Refining Group, Inc.
6.750%	05/01/2014	320,000	333,227
Shell International Finance
5.625%	06/27/2011	1,500,000	1,602,762
Tesoro Corp.
6.500%	06/01/2017	400,000	390,000
Valero Energy Corp.
3.500%	04/01/2009	500,000	500,075
XTO Energy, Inc.
4.900%	02/01/2014	1,000,000	999,430
			4,351,922
Oil & Gas Services — 0.0%
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	220,000	204,600

Packaging & Containers — 0.1%
Packaging Corp. of America
5.750%	08/01/2013	310,000	325,967
Pactiv Corp.
5.875%	07/15/2012	280,000	287,739
			613,706
Pharmaceuticals — 0.4%
Abbott Laboratories
5.600%	11/30/2017	1,660,000	1,732,398

Pipelines — 2.0%
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	1,190,000	1,262,639
Duke Capital Corp.
7.500%	10/01/2009	700,000	735,252
Enbridge Energy Partners LP
4.000%	01/15/2009	900,000	902,741
Enbridge, Inc.
5.800%	06/15/2014	1,360,000	1,397,246
Gulf South Pipeline Co. LP (a)
5.050%	02/01/2015	275,000	276,422
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	175,000	176,935

8

Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	550,000	580,895
Plains All American Pipeline Co.
5.625%	12/15/2013	685,000	711,108
Southern Natural Gas Co. (a)
5.900%	04/01/2017	420,000	420,373
Texas Eastern Transmission LP (a)
6.000%	09/15/2017	275,000	284,321
Trans-Canada Pipelines, Ltd.
6.490%	01/21/2009	2,000,000	2,043,852
Transcontinental Gas Pipe Line Corp.
8.875%	07/15/2012	600,000	678,000
			9,469,784
Real Estate Investment Trusts (REITS) — 1.0%
Brandywine Operating Partnership LP
5.625%	12/15/2010	550,000	552,276
iStar Financial, Inc.
7.000%	03/15/2008	660,000	660,471
iStar Financial, Inc., Series B
4.875%	01/15/2009	200,000	195,844
iStar Financial, Inc., Series B
5.700%	03/01/2014	385,000	327,973
Prologis
5.250%	11/15/2010	1,000,000	1,003,769
Senior Housing Properties Trust
8.625%	01/15/2012	175,000	185,500
United Dominion Realty Trust, Inc.
4.500%	03/03/2008	570,000	570,475
Weingarten Realty Investors, Series A
7.500%	12/19/2010	1,225,000	1,321,760
			4,818,068
Retail — 0.1%
J.C. Penney Co., Inc.
7.950%	04/01/2017	200,000	216,307
Lowe’s Cos, Inc.
5.600%	09/15/2012	425,000	446,097
			662,404
Software — 0.4%
Certegy, Inc.
4.750%	09/15/2008	300,000	295,500
Fiserv, Inc.
6.125%	11/20/2012	1,500,000	1,560,620
			1,856,120
Telecommunications — 1.4%
British Telecom PLC STEP
8.625%	12/15/2010	1,125,000	1,254,034
Embarq Corp.
7.082%	06/01/2016	65,000	65,788

9

Qwest Corp.
7.875%	09/01/2011	1,900,000	1,959,375
Qwest Corp.
8.875%	03/15/2012	400,000	422,500
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	450,000	469,223
SBC Communications, Inc.
6.125%	02/15/2008	650,000	650,278
Sprint Nextel Corp.
6.000%	12/01/2016	1,150,000	1,020,520
Verizon New England, Inc.
6.500%	09/15/2011	500,000	529,422
Vodafone Group PLC
7.750%	02/15/2010	300,000	320,087
			6,691,227
Transportation — 0.8%
Canadian National Railway Co.
5.850%	11/15/2017	370,000	385,167
CNF, Inc.
8.875%	05/01/2010	930,000	1,001,638
CSX Corp.
6.250%	10/15/2008	1,900,000	1,932,057
Norfolk Southern Corp.
6.000%	04/30/2008	625,000	628,706
			3,947,568

TOTAL CORPORATE DEBT (Cost $148,501,438)			149,062,957

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.3%
Commercial MBS — 3.5%
Bank of America Commercial Mortgage, Inc., Series 2007-4, Class A4
5.745%	07/10/2017	2,500,000	2,577,242
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205%	02/11/2044	1,530,000	1,509,625
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4
5.694%	06/11/2050	700,000	701,834
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330%	01/12/2045	1,000,000	991,662
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237%	12/11/2049	2,100,000	2,152,577
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4
6.010%	12/10/2049	1,124,981	1,145,277
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429%	12/12/2043	975,000	965,017

10

JP Morgan Mortgage Trust, Series 2007-A1, Class 3A2, FRN
5.004%	07/25/2035	325,757	327,177
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%	12/12/2049	975,000	948,018
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4
5.700%	09/12/2049	825,000	827,467
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610%	04/15/2049	2,775,000	2,773,586
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A, FRN
3.546%	12/25/2036	568,652	517,862
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.509%	04/15/2047	1,450,000	1,437,314
			16,874,658
Home Equity ABS — 0.7%
Terwin Mortgage Trust, Series 2006-10SL, Class A2
5.000%	10/31/2036	3,350,000	3,085,142

Other ABS — 0.8%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (a)
5.926%	09/20/2010	775,000	718,813
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN (a)
5.113%	01/11/2013	1,025,000	901,570
Newport Waves CDO, Series 2007-1A, Class A3LS (a)
6.188%	06/20/2014	1,600,000	1,312,500
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7, FRN (a)
6.926%	09/20/2010	575,000	523,789
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2, FRN (a)
7.526%	09/20/2010	460,000	413,353
			3,870,025
WL Collateral CMO — 5.3%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	1,641,560	1,590,990
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.533%	08/25/2034	533,577	532,128
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN
3.989%	07/25/2034	1,775,233	1,761,059
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1
4.242%	07/25/2037	4,087,675	3,994,578

11

Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN
7.280%	09/25/2033	108,061	108,478
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN
6.620%	02/25/2034	114,004	114,168
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	50,467	52,344
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN
6.642%	08/25/2034	136,978	136,403
Impac Secured Assets Corp., Series 2007-2, Class 1A1A, FRN
3.486%	05/25/2037	2,291,875	2,218,275
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN
7.032%	08/25/2034	278,123	279,821
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1
3.755%	11/25/2033	2,253,112	2,222,061
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN
7.110%	07/25/2033	22,192	20,084
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, FRN
7.083%	02/25/2034	45,256	46,362
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2 VRN
4.582%	02/25/2034	1,090,986	1,087,249
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, FRN
3.626%	08/25/2036	601,616	574,871
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN
7.420%	02/25/2034	7,329	7,442
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN
7.261%	03/25/2034	165,229	164,231
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	1,532,089	1,540,707
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A
7.000%	03/25/2034	606,063	621,851
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A
6.500%	08/25/2034	276,583	279,567
Washington Mutual, Inc., Series 2004-AR14, Class A1 FRN
4.259%	01/25/2035	2,152,570	2,139,335
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN
6.062%	04/25/2044	417,019	413,971

12

Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN
4.233%	09/25/2034	1,514,212	1,441,831
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.573%	12/25/2034	1,923,479	1,919,203
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN
4.109%	06/25/2035	2,082,470	2,102,101
			25,369,110
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN
7.105%	06/25/2032	120,632	120,353

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $50,132,060)			49,319,288

SOVEREIGN DEBT OBLIGATIONS — 0.1%

Province of Ontario
4.750%	01/19/2016	450,000	474,804

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $447,643)			474,804

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.7%
U.S. Government Agencies
Pass-Through Securities
FHLMC
5.500%	07/01/2020 - 12/01/2037	5,007,376	5,075,814
FHLMC
7.500%	06/01/2015	30,602	33,058
FNMA
4.500%	12/01/2020	3,528,428	3,535,458
FNMA
5.500%	02/01/2018 - 12/01/2037	36,865,785	37,583,272
FNMA
6.500%	07/01/2036 - 10/01/2037	27,979,878	29,058,404
FNMA
9.000%	10/01/2009	9,990	10,106
FNMA FRN
4.359%	10/01/2034	2,351,961	2,388,791
GNMA
6.000%	05/15/2037 - 07/15/2037	4,758,085	4,916,254
GNMA
6.500%	05/15/2036 - 08/15/2037	20,533,058	21,405,713
GNMA
7.500%	08/15/2029	54,156	58,027

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $101,960,319)			104,064,897

13

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Inflation Index (b)
0.875%	04/15/2010	1,386,525	1,402,557

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,367,802)			1,402,557

TOTAL BONDS & NOTES (Cost $303,222,678)			305,119,249

	Principal
	Amount	Market Value
OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014, Strike 0.00	8,000,000	90,663

TOTAL OPTIONS (Cost $107,200)		90,663

TOTAL LONG TERM INVESTMENTS (Cost $303,879,878)		305,758,812

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 37.5%
Cash Equivalents — 1.1% (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	35,085	35,085
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	46,784	46,784
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	93,560	93,560
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	116,951	116,951
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	93,560	93,560
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	163,731	163,731
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	93,560	93,560
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	70,170	70,170
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	58,475	58,475
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	70,170	70,170
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	70,170	70,170
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	116,951	116,951

14

BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	93,560	93,560
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	396,462	396,462
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	93,560	93,560
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	105,256	105,256
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	70,170	70,170
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	70,170	70,170
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	116,951	116,951
General Electric Capital Corp.
3.888%	03/20/2008	103,600	103,600
General Electric Capital Corp.
4.004%	02/15/2008	69,341	69,341
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	93,560	93,560
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	58,475	58,475
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	116,951	116,951
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	116,951	116,951
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	116,951	116,951
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	58,475	58,475
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	116,951	116,951
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	46,780	46,780
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	93,560	93,560
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	70,170	70,170
Reserve Primary Money Market Fund (c)		244,489	244,489
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	410,497	410,497
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	116,951	116,951
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	58,475	58,475
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	81,865	81,865
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	93,560	93,560
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	81,865	81,865

15

Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	105,256	105,256
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	382,901	382,901
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	128,646	128,646
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	93,560	93,560
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	116,951	116,951
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	116,951	116,951
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	93,560	93,560
			5,162,588
Commercial Paper — 36.4%
Alcoa, Inc.
5.250%	02/19/2008	2,407,000	2,400,682
Alcoa, Inc.
5.250%	02/28/2008	1,520,000	1,514,015
Aluminum Co. of America
4.500%	03/07/2008	4,540,000	4,520,138
Aluminum Co. of America
4.550%	03/20/2008	3,000,000	2,981,800
Archer Daniels Midland
3.730%	05/22/2008	5,000,000	4,942,496
Autoliv ASP, Inc.
4.250%	02/07/2008	770,000	769,455
Autoliv ASP, Inc. (a)
5.450%	02/21/2008	3,000,000	2,990,917
Autoliv ASP, Inc. (a)
5.500%	03/25/2008	4,000,000	3,967,611
Avery Dennison Corp. (a)
5.400%	02/14/2008	2,375,000	2,370,369
Burlington Northern Santa Fe Corp.
3.550%	02/20/2008	3,559,000	3,552,332
Cadbury Schweppes Finance PLC
4.300%	03/13/2008	2,025,000	2,015,083
Cadbury Schweppes Finance PLC
4.300%	03/17/2008	2,170,000	2,158,336
Cadbury Schweppes Finance PLC (a)
5.550%	02/07/2008	3,000,000	2,997,225
Cadbury Schweppes Finance PLC (a)
5.700%	02/12/2008	3,415,000	3,409,052
CIT Group, Inc.
4.650%	04/30/2008	4,330,000	4,280,223
CIT Group, Inc. (a)
4.900%	04/25/2008	353,000	348,964
CIT Group, Inc. (a)
5.040%	04/25/2008	2,393,000	2,364,858
CIT Group, Inc. (a)
5.250%	03/10/2008	3,155,000	3,137,516
CIT Group, Inc. (a)
5.450%	03/03/2008	962,000	957,485

16

Computer Sciences Corp. (a)
5.550%	02/13/2008	4,000,000	3,992,600
Computer Sciences Corp. (a)
5.600%	02/20/2008	2,475,000	2,467,685
CVS Caremark Corp. (a)
4.900%	03/03/2008	865,000	861,351
CVS Caremark Corp. (a)
5.000%	02/29/2008	4,398,000	4,380,896
Dow Chemical Co.
3.550%	04/29/2008	3,200,000	3,172,231
Dow Chemical Co.
4.100%	04/11/2008	3,400,000	3,372,894
Dow Chemical Co.
4.600%	04/11/2008	2,760,000	2,735,313
Dow Chemical Co.
5.100%	02/22/2008	2,590,000	2,582,295
Duke Energy Carolinas LLC
4.200%	04/14/2008	2,475,000	2,453,921
Duke Energy Corp.
5.050%	02/11/2008	6,235,000	6,226,254
Duke Energy Corp.
5.100%	02/04/2008	1,000,000	999,575
Duke Power Co. LLC
4.100%	04/17/2008	2,250,000	2,230,525
General Mills, Inc.
4.400%	02/15/2008	2,910,000	2,905,021
Kellogg Co.
3.500%	03/19/2008	7,000,000	6,968,014
Kellogg Co. (a)
4.950%	02/01/2008	1,000,000	1,000,000
Kellogg Co. (a)
5.450%	02/05/2008	5,000,000	4,996,972
Lincoln National Corp.
3.550%	04/21/2008	3,495,000	3,467,428
Lincoln National Corp. (a)
5.100%	02/08/2008	3,700,000	3,696,331
Public Service Co. of Colorado
5.700%	02/26/2008	4,290,000	4,273,019
Ryder System, Inc.
5.050%	02/06/2008	4,000,000	3,997,194
Ryder System, Inc.
5.150%	02/06/2008	1,370,000	1,369,020
Schering-Plough Corp.
3.450%	04/22/2008	3,800,000	3,770,503
Schering-Plough Corp.
5.250%	02/27/2008	7,000,000	6,973,458
South Carolina Electric & Gas
3.530%	03/04/2008	5,260,000	5,243,495
South Carolina Electric & Gas
3.600%	02/15/2008	1,000,000	998,600
South Carolina Electric & Gas
4.700%	02/05/2008	625,000	624,674
Time Warner Cable, Inc.
4.250%	03/14/2008	4,975,000	4,950,332

17

Time Warner Cable, Inc.
4.810%	02/04/2008	1,520,000	1,519,391
Time Warner Cable, Inc.
4.830%	03/03/2008	2,675,000	2,663,874
Time Warner, Inc.
3.460%	03/31/2008	2,920,000	2,903,442
United Healthcare Corp.
4.450%	03/19/2008	4,600,000	4,573,275
United Healthcare Corp. (a)
5.350%	02/25/2008	5,000,000	4,982,167
Volvo Treasury NA LLC
3.230%	03/05/2008	5,900,000	5,882,531
WellPoint, Inc.
3.300%	03/03/2008	1,160,000	1,156,704
WellPoint, Inc.
3.300%	03/06/2008	4,785,000	4,770,087
WellPoint, Inc. (a)
4.800%	02/28/2008	4,000,000	3,985,600
			174,825,229

TOTAL SHORT-TERM INVESTMENTS (Cost $179,987,817)			179,987,817

TOTAL INVESTMENTS — 101.3% (Cost $483,867,695) (e)			$485,746,629

Other Assets/(Liabilities) — (1.3%)			(6,466,060)

NET ASSETS — 100.0%			$479,280,569

Notes to Portfolio of Investments
FRN - Floating Rate Note
STEP - Step Up Bond
VRN - Variable Rate Note

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to a value of $70,915,016 or 14.8% of net assets.

(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual Premier Inflation-Protected Bond Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 99.8%
U.S. TREASURY OBLIGATIONS — 99.8%

U.S. Treasury Inflation Index
0.875%	04/15/2010	21,546,599	21,795,731
U.S. Treasury Inflation Index
1.625%	01/15/2015	13,756,375	14,298,032
U.S. Treasury Inflation Index
1.875%	07/15/2013	18,117,299	19,190,183
U.S. Treasury Inflation Index
1.875%	07/15/2015	15,643,323	16,531,816
U.S. Treasury Inflation Index
2.000%	01/15/2014	16,780,271	17,882,787
U.S. Treasury Inflation Index
2.000%	07/15/2014	14,157,960	15,083,758
U.S. Treasury Inflation Index
2.000%	01/15/2016	13,763,620	14,647,503
U.S. Treasury Inflation Index
2.000%	01/15/2026	15,012,933	15,704,936
U.S. Treasury Inflation Index
2.375%	04/15/2011	18,220,227	19,316,287
U.S. Treasury Inflation Index
2.375%	01/15/2017	9,513,551	10,435,920
U.S. Treasury Inflation Index
2.375%	01/15/2025	28,756,266	31,627,401
U.S. Treasury Inflation Index
2.375%	01/15/2027	7,450,372	8,266,420
U.S. Treasury Inflation Index
2.500%	07/15/2016	16,159,431	17,875,108
U.S. Treasury Inflation Index
3.000%	07/15/2012	21,732,534	24,051,804
U.S. Treasury Inflation Index
3.375%	01/15/2012	5,940,869	6,605,968
U.S. Treasury Inflation Index
3.375%	04/15/2032	4,895,302	6,603,304
U.S. Treasury Inflation Index
3.500%	01/15/2011	11,059,509	12,080,786
U.S. Treasury Inflation Index
3.625%	04/15/2028	19,124,666	25,370,064
U.S. Treasury Inflation Index
3.875%	04/15/2029	21,602,594	29,912,842
U.S. Treasury Inflation Index
4.250%	01/15/2010	8,524,357	9,198,979
			336,479,629

TOTAL BONDS & NOTES (Cost $316,498,700)			336,479,629

1

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreements
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (a)
	332,812	332,812

TOTAL SHORT-TERM INVESTMENTS (Cost $332,812)		332,812

TOTAL INVESTMENTS — 99.9% (Cost $316,831,512) (b)		$336,812,441

Other Assets/(Liabilities) — 0.1%		457,652

NET ASSETS — 100.0%		$337,270,093

Notes to Portfolio of Investments
(a)

Maturity value of $332,827. Collateralized by a U.S. Government Agency obligation with a rate of 5.202%, maturity date of 8/01/2034, and an aggregate market value, including accrued interest, of $341,620.

(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Premier Core Bond Fund — Portfolio of Investments
January 31, 2008 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 0.1%
PREFERRED STOCK — 0.1%
Investment Companies
Special Value Expansion Fund LLC (a)	12,500	1,247,500

TOTAL PREFERRED STOCK (Cost $1,250,000)		1,247,500

TOTAL EQUITIES (Cost $1,250,000)		1,247,500

		Principal
		Amount	Market Value
BONDS & NOTES — 98.6%
ASSET BACKED SECURITIES — 0.2%
Electric — 0.2%
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	2,238,066	2,349,970

Home Equity ABS — 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN
7.200%	10/25/2028	31,511	31,418

Other ABS — 0.0%
Community Program Loan Trust Series 1987-A, Class A4
4.500%	10/01/2018	485,239	487,065

TOTAL ASSET BACKED SECURITIES
(Cost $2,892,789)			2,868,453

CORPORATE DEBT — 37.5%
Advertising — 0.0%
Interpublic Group Co. Inc.
5.400%	11/15/2009	822,000	780,900

Aerospace & Defense — 0.2%
Goodrich (B.F.) Co.
7.500%	04/15/2008	3,179,000	3,201,542

Agribusiness — 0.3%
Cargill, Inc.
5.200%	01/22/2013	3,875,000	3,906,922

Airlines — 0.0%
United Air Lines, Inc., Series 91B (b) (c)
10.110%	02/19/2049	443,789	0
US Airways, Inc., Class B (b) (c)
7.500%	04/15/2008	1,001,003	10
			10

1

Apparel — 0.2%
Kellwood Co.
7.625%	10/15/2017	507,000	418,275
Kellwood Co.
7.875%	07/15/2009	973,000	1,005,521
VF Corp.
6.450%	11/01/2037	2,510,000	2,367,618
			3,791,414
Auto Manufacturers — 0.3%
DaimlerChrysler NA Holding
4.050%	06/04/2008	4,339,000	4,345,218

Banking, Savings & Loans — 0.6%
Bear Stearns Co., Inc.
7.250%	02/01/2018	3,190,000	3,189,882
Merrill Lynch & Co.
5.450%	02/05/2013	5,775,000	5,783,980
			8,973,862
Banks — 2.3%
Bank of America Corp.
3.250%	08/15/2008	4,106,000	4,116,864
Bank of America Corp.
5.750%	12/01/2017	4,765,000	4,902,613
Bank of America Corp.
7.400%	01/15/2011	121,248	131,915
Bank One Corp.
6.000%	08/01/2008	2,218,000	2,243,445
Barclays Bank PLC
5.450%	09/12/2012	2,500,000	2,615,677
HSBC Holdings PLC
6.500%	09/15/2037	1,995,000	1,953,767
Wachovia Bank
6.600%	01/15/2038	4,410,000	4,380,404
Wachovia Corp.
5.300%	10/15/2011	3,778,000	3,879,111
Wells Fargo & Co.
4.125%	03/10/2008	2,467,000	2,466,830
Wells Fargo & Co.
4.375%	01/31/2013	4,250,000	4,248,857
Wells Fargo & Co.
5.625%	12/11/2017	4,850,000	4,984,233
			35,923,716
Beverages — 0.6%
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	1,269,000	1,274,224
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	968,000	1,050,512
Coca-Cola Co.
5.350%	11/15/2017	1,825,000	1,911,120
Constellation Brands, Inc.
8.000%	02/15/2008	1,005,000	1,005,000
Foster’s Finance Corp. (a)
6.875%	06/15/2011	872,000	949,550

2

Miller Brewing Co. (a)
4.250%	08/15/2008	1,576,000	1,582,146
PepsiCo, Inc.
4.650%	02/15/2013	1,335,000	1,385,920
			9,158,472
Building Materials — 0.3%
American Standard, Inc.
7.375%	02/01/2008	1,142,000	1,142,000
American Standard, Inc.
7.625%	02/15/2010	3,006,000	3,204,080
			4,346,080
Chemicals — 0.9%
Cytec Industries, Inc.
5.500%	10/01/2010	1,918,000	1,989,365
Ecolab, Inc.
6.875%	02/01/2011	110,000	120,378
EI Du Pont de Nemours & Co.
5.000%	01/15/2013	1,600,000	1,655,682
Lubrizol Corp.
4.625%	10/01/2009	2,531,000	2,559,750
Lubrizol Corp.
5.875%	12/01/2008	1,611,000	1,636,012
Praxair, Inc.
5.250%	11/15/2014	3,900,000	4,031,851
Sensient Technologies
6.500%	04/01/2009	2,133,000	2,155,721
			14,148,759
Commercial Services — 0.9%
Deluxe Corp.
7.375%	06/01/2015	500,000	491,250
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	2,174,000	2,193,870
Equifax, Inc.
7.000%	07/01/2037	1,370,000	1,317,480
ERAC USA Finance Co. (a)
6.700%	06/01/2034	1,620,000	1,437,071
ERAC USA Finance Co. (a)
7.000%	10/15/2037	4,865,000	4,419,760
ERAC USA Finance Co. (a)
7.950%	12/15/2009	37,000	39,366
Valassis Communications, Inc.
6.625%	01/15/2009	3,530,000	3,499,112
			13,397,909
Computers — 0.1%
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	1,646,000	1,675,919

Diversified Financial — 5.7%
American Express Co.
6.150%	08/28/2017	1,060,000	1,094,394

3

American General Finance Corp.
5.900%	09/15/2012	4,480,000	4,549,740
American General Finance Corp.
6.500%	09/15/2017	1,155,000	1,151,754
American General Finance Corp.
6.900%	12/15/2017	4,690,000	4,801,927
American Honda Finance Corp. (a)
3.850%	11/06/2008	3,035,000	3,045,978
BlackRock, Inc.
6.250%	09/15/2017	2,520,000	2,669,129
Boeing Capital Corp.
5.800%	01/15/2013	580,000	623,250
CIT Group, Inc.
3.875%	11/03/2008	1,183,000	1,165,229
CIT Group, Inc.
5.125%	09/30/2014	2,400,000	1,989,958
CIT Group, Inc.
7.625%	11/30/2012	5,280,000	5,206,365
Citigroup, Inc.
5.500%	02/15/2017	2,495,000	2,488,932
Citigroup, Inc.
7.250%	10/01/2010	136,904	147,366
Countrywide Home Loans, Inc. (d)
3.250%	05/21/2008	4,641,000	4,485,833
Eaton Vance Corp.
6.500%	10/02/2017	3,375,000	3,523,753
Emerald Investment Grade CBO Ltd. FRN (a)
5.365%	05/24/2011	458,675	452,942
Franklin Resources, Inc.
3.700%	04/15/2008	3,543,000	3,548,229
General Electric Capital Corp.
5.375%	10/20/2016	2,407,000	2,471,614
General Motors Acceptance Corp.
6.875%	09/15/2011	216	189
Glencore Funding LLC (a)
6.000%	04/15/2014	2,330,000	2,312,285
The Goldman Sachs Group, Inc.
5.625%	01/15/2017	6,615,000	6,571,983
The Goldman Sachs Group, Inc.
6.125%	02/15/2033	1,439,000	1,418,064
The Goldman Sachs Group, Inc.
6.750%	10/01/2037	1,435,000	1,407,807
Household Finance Corp.
4.125%	12/15/2008	3,529,000	3,539,668
Household Finance Corp.
6.375%	10/15/2011	669,000	700,699
HSBC Finance Corp.
5.900%	06/19/2012	3,770,000	3,896,050
Lazard Group LLC
6.850%	06/15/2017	1,575,000	1,548,216
Lazard Group LLC
7.125%	05/15/2015	2,407,000	2,437,239
Lehman Brothers Holdings, Inc.
6.200%	09/26/2014	3,885,000	3,998,279
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	2,640,000	2,568,630

4

Lehman Brothers Holdings, Inc.
7.000%	09/27/2027	510,000	516,895
Morgan Stanley
5.450%	01/09/2017	1,526,000	1,511,564
Residential Capital Corp. (d)
7.625%	11/21/2008	3,444,000	2,651,880
SLM Corp.
5.000%	10/01/2013	2,129,000	1,835,134
Textron Financial Corp.
5.125%	11/01/2010	3,540,000	3,640,267
The Goldman Sachs Group, Inc.
5.950%	01/18/2018	2,820,000	2,910,302
Trains 10-2002 VRN (a)
6.962%	01/15/2012	1,949,248	2,096,085
			88,977,629
Electric — 3.2%
Allegheny Energy Supply Co. LLC (a)
8.250%	04/15/2012	1,516,000	1,622,120
Appalachian Power Co., Series G
3.600%	05/15/2008	2,231,000	2,227,013
Carolina Power & Light Co.
6.125%	09/15/2033	37,000	37,589
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	5,218,000	5,234,682
Consolidated Edison Co. of New York, Inc.
6.150%	07/01/2008	69,000	69,483
Consumers Energy Co.
4.400%	08/15/2009	1,279,000	1,284,291
Entergy Gulf States, Inc. (e)
5.250%	08/01/2015	5,801,000	5,637,284
Ipalco Enterprises, Inc.
8.375%	11/14/2008	4,568,000	4,636,520
Kansas Gas & Electric Co.
5.647%	03/29/2021	1,736,000	1,740,309
Kiowa Power Partners LLC (a)
4.811%	12/30/2013	1,136,166	1,159,094
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	5,317,000	5,306,052
Monongahela Power
6.700%	06/15/2014	1,667,000	1,799,325
Nevada Power Co., Series L
5.875%	01/15/2015	2,193,000	2,207,676
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	4,385,000	4,498,080
Progress Energy Inc.
7.100%	03/01/2011	79,216	85,398
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	575,000	575,487
Tenaska Oklahoma (a)
6.528%	12/30/2014	1,451,727	1,538,367
TransAlta Corp.
5.750%	12/15/2013	4,496,000	4,633,874

5

Tri-State Generation & Transmission Association, Series 2003, Class A (a)
6.040%	01/31/2018	1,663,160	1,765,653
Tri-State Generation & Transmission Association, Series 2003, Class B (a)
7.144%	07/31/2033	2,232,000	2,405,239
Wisconsin Public Service Corp.
5.650%	11/01/2017	1,405,000	1,465,147
			49,928,683
Electrical Components & Equipment — 0.4%
Ametek, Inc.
7.200%	07/15/2008	5,774,000	5,856,944

Electronics — 0.2%
Thomas & Betts Corp.
6.625%	05/07/2008	2,151,000	2,165,732
Thomas & Betts Corp., Series B
6.390%	02/10/2009	1,051,000	1,080,281
			3,246,013
Energy - Alternate Sources — 0.0%
MidAmerican Energy Holdings Co.
5.125%	01/15/2013	69,000	70,962

Environmental Controls — 0.5%
Allied Waste North America
6.500%	11/15/2010	6,395,000	6,331,050
Allied Waste North America, Inc., Series B
5.750%	02/15/2011	1,899,000	1,832,535
Republic Services, Inc.
6.750%	08/15/2011	78,000	83,748
			8,247,333
Foods — 0.8%
Conagra Foods Inc.
6.750%	09/15/2011	121,248	130,772
Fred Meyer, Inc.
7.450%	03/01/2008	1,041,000	1,043,561
Hershey Foods Corp. (e)
7.200%	08/15/2027	538,000	608,316
Kellogg Co.
5.125%	12/03/2012	2,700,000	2,788,884
Sara Lee Corp.
3.875%	06/15/2013	749,000	714,538
Smithfield Foods, Inc.
7.000%	08/01/2011	7,070,000	6,893,250
			12,179,321
Forest Products & Paper — 0.7%
International Paper Co.
3.800%	04/01/2008	7,806,000	7,807,483
Rock-Tenn Co.
5.625%	03/15/2013	505,000	465,863
Rock-Tenn Co.
8.200%	08/15/2011	1,891,000	1,933,548
			10,206,894

6

Gas — 0.5%
Australian Gas Light Co. Ltd. (a)
6.400%	04/15/2008	3,170,000	3,190,954
OAO Gazprom (a)
9.625%	03/01/2013	1,520,000	1,753,776
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	1,573,000	1,537,633
Southwest Gas Corp.
8.375%	02/15/2011	1,133,000	1,274,676
			7,757,039
Health Care - Products — 0.1%
Boston Scientific Corp.
5.450%	06/15/2014	91,000	80,990
Covidien International Finance SA (a)
6.550%	10/15/2037	1,755,000	1,789,110
			1,870,100
Holding Company - Diversified — 0.2%
Leucadia National Corp.
7.000%	08/15/2013	1,411,000	1,365,143
Leucadia National Corp.
7.750%	08/15/2013	1,848,000	1,848,000
			3,213,143
Home Builders — 0.1%
Centex Corp.
7.875%	02/01/2011	1,480,000	1,422,650
D.R. Horton, Inc.
4.875%	01/15/2010	534,000	491,280
Lennar Corp., Series B
5.125%	10/01/2010	340,000	287,300
			2,201,230
Household Products — 0.2%
Kimberly-Clark Corp.
6.125%	08/01/2017	2,380,000	2,557,991
Housewares — 0.2%
Newell Rubbermaid, Inc.
4.000%	05/01/2010	1,684,000	1,672,370
Toro Co.
7.800%	06/15/2027	773,000	859,888
			2,532,258
Insurance — 0.1%
Lincoln National Corp.
6.300%	10/09/2037	1,245,000	1,205,933

Internet — 0.1%
The Thomson Corp.
6.200%	01/05/2012	1,959,000	2,073,174

7

Investment Companies — 0.1%
Xstrata Finance Canada (a)
5.800%	11/15/2016	1,023,000	976,471

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co.
6.200%	11/15/2016	1,347,000	1,369,617

Lodging — 1.0%
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	1,590,000	1,427,025
Marriot International (d) (e)
6.200%	06/15/2016	4,038,000	4,074,285
MGM Mirage
6.000%	10/01/2009	4,111,000	4,090,445
MGM Mirage
6.750%	09/01/2012	3,197,000	3,077,113
Starwood Hotels & Resorts Worldwide, Inc.
6.250%	02/15/2013	760,000	776,139
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	1,909,000	2,058,914
			15,503,921
Machinery - Diversified — 0.4%
Briggs & Stratton Corp.
8.875%	03/15/2011	2,713,000	2,875,780
Idex Corp.
6.875%	02/15/2008	3,408,000	3,411,173
			6,286,953
Manufacturing — 1.3%
Bombardier, Inc. (a)
6.750%	05/01/2012	1,156,000	1,173,340
Carlisle Companies, Inc.
6.700%	05/15/2008	3,326,000	3,347,276
Cooper US, Inc.
6.100%	07/01/2017	2,110,000	2,227,238
Dover Corp.
6.250%	06/01/2008	1,478,000	1,488,275
General Electric Co.
5.250%	12/06/2017	4,690,000	4,731,291
Pentair, Inc.
7.850%	10/15/2009	3,100,000	3,290,728
Tyco Electronics Group SA (a)
6.000%	10/01/2012	1,215,000	1,274,732
Tyco Electronics Group SA (a)
6.550%	10/01/2017	1,100,000	1,157,243
Tyco Electronics Group SA (a)
7.125%	10/01/2037	1,280,000	1,354,336
			20,044,459
Media — 4.1%
Belo Corp.
8.000%	11/01/2008	2,526,000	2,570,804
Clear Channel Communications, Inc.
4.250%	05/15/2009	1,877,000	1,774,441

8

Comcast Cable Communications, Inc.
6.200%	11/15/2008	4,728,000	4,785,937
Comcast Cable Communications, Inc.
8.375%	03/15/2013	121,000	136,840
Comcast Corp.
5.500%	03/15/2011	1,142,000	1,167,863
Cox Communications, Inc.
4.625%	01/15/2010	10,282,000	10,311,910
Cox Communications, Inc.
6.750%	03/15/2011	196,000	207,859
Cox Enterprises, Inc. (a)
4.375%	05/01/2008	4,408,000	4,413,228
Dow Jones & Co., Inc.
3.875%	02/15/2008	4,225,000	4,225,617
Echostar DBS Corp.
7.125%	02/01/2016	2,284,000	2,281,145
Knight-Ridder, Inc.
7.125%	06/01/2011	690,000	613,469
McGraw-Hill Cos., Inc.
5.375%	11/15/2012	2,500,000	2,547,005
News America Holdings, Inc.
6.750%	01/09/2038	1,478,000	1,567,755
News America Holdings, Inc.
8.875%	04/26/2023	1,976,000	2,509,834
Rogers Cable Inc.
7.875%	05/01/2012	2,398,000	2,657,471
Rogers Cable, Inc.
5.500%	03/15/2014	822,000	809,986
Scholastic Corp.
5.000%	04/15/2013	1,749,000	1,483,783
Shaw Communications, Inc.
8.250%	04/11/2010	4,856,000	5,074,520
Tele-Communications-TCI Group
9.800%	02/01/2012	155,000	180,143
Thomson Corp.
5.700%	10/01/2014	4,690,000	4,842,505
Time Warner, Inc.
5.875%	11/15/2016	3,033,000	2,983,586
Viacom, Inc.
6.250%	04/30/2016	1,188,000	1,200,336
Viacom, Inc.
6.625%	05/15/2011	3,558,000	3,718,267
Viacom, Inc.
7.875%	07/30/2030	970,000	1,017,904
			63,082,208
Metal Fabricate & Hardware — 0.2%
Timken Co.
5.750%	02/15/2010	2,969,000	3,049,962

Mining — 0.6%
Alcan Aluminum Ltd.
6.250%	11/01/2008	1,848,000	1,874,474
Codelco, Inc. (a)
6.150%	10/24/2036	1,503,000	1,474,628

9

Vale Overseas Ltd.
6.250%	01/23/2017	1,626,000	1,600,166
Vale Overseas Ltd.
6.875%	11/21/2036	1,494,000	1,383,877
Vulcan Materials Co.
6.000%	04/01/2009	2,957,000	3,055,507
			9,388,652
Office Equipment/Supplies — 0.1%
Xerox Corp.
5.500%	05/15/2012	1,175,000	1,199,226

Office Furnishings — 0.2%
Miller (Herman), Inc.
7.125%	03/15/2011	2,259,000	2,490,093

Oil & Gas — 0.9%
Enterprise Products Operating LP
7.500%	02/01/2011	735,000	794,065
Mobil Corp. (e)
8.625%	08/15/2021	3,326,000	4,685,858
Newfield Exploration Co
7.625%	03/01/2011	987,000	1,028,948
Northern Natural Gas Co. (a)
7.000%	06/01/2011	709,000	771,579
The Premcor Refining Group, Inc.
6.750%	05/01/2014	1,105,000	1,150,675
Tesoro Corp.
6.500%	06/01/2017	1,100,000	1,072,500
XTO Energy, Inc.
4.900%	02/01/2014	3,746,000	3,743,865
			13,247,490
Oil & Gas Services — 0.2%
Colonial Pipeline Co. (a)
7.630%	04/15/2032	1,656,000	1,938,462
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	1,009,000	938,370
			2,876,832
Packaging & Containers — 0.3%
Bemis Co., Inc.
6.500%	08/15/2008	831,000	841,617
Packaging Corp. of America
5.750%	08/01/2013	1,050,000	1,104,082
Pactiv Corp.
5.875%	07/15/2012	1,140,000	1,171,510
Pactiv Corp.
6.400%	01/15/2018	1,025,000	1,054,076
Sealed Air Corp. (a)
6.875%	07/15/2033	717,000	685,927
			4,857,212

10

Pharmaceuticals — 0.3%
Abbott Laboratories
5.600%	11/30/2017	5,200,000	5,426,788

Pipelines — 2.2%
Alliance Pipeline LP (a)
6.996%	12/31/2019	1,146,148	1,322,174
Boardwalk Pipelines LLC
5.500%	02/01/2017	914,000	914,634
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	3,500,000	3,713,644
Duke Energy Field Services Corp. (e)
7.875%	08/16/2010	3,696,000	3,975,839
Enbridge, Inc.
5.800%	06/15/2014	4,010,000	4,119,822
Gulf South Pipeline Co. LP (a)
5.050%	02/01/2015	868,000	872,488
Kern River Funding Corp. (a)
4.893%	04/30/2018	2,987,041	3,013,267
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	685,000	692,575
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	822,000	840,123
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	571,000	555,051
Kinder Morgan Energy Partners LP
6.950%	01/15/2038	2,160,000	2,243,581
Kinder Morgan Energy Partners LP
7.125%	03/15/2012	59,000	64,150
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	585,000	597,317
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	1,891,000	1,997,221
Plains All American Pipeline Co.
4.750%	08/15/2009	475,000	479,424
Plains All American Pipeline Co.
5.625%	12/15/2013	2,197,000	2,280,736
Southern Natural Gas Co. (a)
5.900%	04/01/2017	1,345,000	1,346,194
Texas Eastern Transmission LP (a)
6.000%	09/15/2017	850,000	878,809
Trans-Canada Pipelines
6.200%	10/15/2037	2,455,000	2,434,309
Transcontinental Gas Pipe Line Corp.
8.875%	07/15/2012	1,830,000	2,067,900
			34,409,258
Real Estate Investment Trusts (REITS) — 1.1%
Brandywine Operating Partnership LP
5.625%	12/15/2010	1,686,000	1,692,977
BRE Properties, Inc.
7.450%	01/15/2011	1,848,000	1,952,011
iStar Financial, Inc.
7.000%	03/15/2008	2,046,000	2,047,459

11

iStar Financial, Inc., Series B
4.875%	01/15/2009	703,000	688,393
iStar Financial, Inc., Series B
5.700%	03/01/2014	1,347,000	1,147,480
Prologis
5.250%	11/15/2010	3,508,000	3,521,222
Senior Housing Properties Trust
8.625%	01/15/2012	457,000	484,420
United Dominion Realty Trust, Inc.
4.500%	03/03/2008	1,754,000	1,755,461
Weingarten Realty Investors, Series A
7.500%	12/19/2010	3,650,000	3,938,306
			17,227,729
Retail — 0.3%
J.C. Penney Co., Inc.
7.950%	04/01/2017	649,000	701,918
Lowe’s Cos, Inc.
5.600%	09/15/2012	1,350,000	1,417,015
McDonald’s Corp.
6.300%	10/15/2037	645,000	660,735
Sears Roebuck Acceptance Corp.
6.750%	08/15/2011	167,216	163,168
Yum! Brands, Inc.
6.875%	11/15/2037	2,405,000	2,337,744
			5,280,580
Savings & Loans — 0.2%
Washington Mutual Bank
5.650%	08/15/2014	4,038,000	3,558,964

Software — 0.4%
Certegy, Inc.
4.750%	09/15/2008	1,035,000	1,019,475
Fiserv, Inc.
6.125%	11/20/2012	4,565,000	4,749,485
			5,768,960
Telecommunications — 2.6%
Anixter, Inc.
5.950%	03/01/2015	2,800,000	2,513,000
AT&T Corp.
6.000%	03/15/2009	15,000	15,360
AT&T, Inc.
6.500%	09/01/2037	1,485,000	1,514,061
British Telecom PLC STEP
8.625%	12/15/2030	1,050,000	1,375,333
Deutsche Telekom International Finance B.V. STEP
8.250%	06/15/2030	4,535,000	5,617,863
Embarq Corp.
7.082%	06/01/2016	1,046,000	1,058,681
Qwest Corp.
7.875%	09/01/2011	3,715,000	3,831,094
Qwest Corp.
8.875%	03/15/2012	3,696,000	3,903,900

12

Rogers Wireless Communications, Inc.
6.375%	03/01/2014	1,553,000	1,619,340
SBC Communications, Inc.
6.125%	02/15/2008	1,462,000	1,462,624
Sprint Capital Corp.
6.125%	11/15/2008	6,669,000	6,661,637
Sprint Capital Corp.
6.900%	05/01/2019	1,373,000	1,254,954
Sprint Nextel Corp.
6.000%	12/01/2016	3,490,000	3,097,057
Telecom Italia Capital SA
6.000%	09/30/2034	1,663,000	1,557,765
Telefonica Emisiones, S.A.U.
7.045%	06/20/2036	2,845,000	3,142,664
Verizon Global Funding Corp.
4.375%	06/01/2013	840,000	821,160
Verizon Global Funding Corp.
7.750%	12/01/2030	987,000	1,151,956
Verizon Virginia, Inc., Series A
4.625%	03/15/2013	46,000	45,011
			40,643,460
Textiles — 0.1%
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	1,306,000	1,433,548

Transportation — 0.8%
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	2,658,000	2,724,237
Canadian National Railway Co.
5.850%	11/15/2017	1,200,000	1,249,189
Canadian National Railway Co.
6.375%	11/15/2037	1,070,000	1,087,555
CNF, Inc.
8.875%	05/01/2010	1,848,000	1,990,351
CSX Corp.
6.250%	10/15/2008	2,853,000	2,901,136
CSX Corp.
7.250%	05/01/2027	733,000	778,592
Norfolk Southern Corp.
6.000%	04/30/2008	2,129,000	2,141,623
Norfolk Southern Corp.
7.250%	02/15/2031	110,000	119,220
			12,991,903
Trucking & Leasing — 0.3%
TTX Co. (a)
4.500%	12/15/2010	4,805,000	4,978,038

TOTAL CORPORATE DEBT (Cost $579,719,729)			581,867,694

13

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.1%
Commercial MBS — 5.9%
Bank of America Commercial Mortgage, Inc., Series 2007-4, Class A4
5.745%	07/10/2017	7,525,000	7,757,498
Bank of America Large Loan, Series 2001-FMA, Class A2 (a)
6.490%	12/13/2016	1,404,000	1,462,674
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205%	02/11/2044	5,025,000	4,958,082
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4
5.694%	06/11/2050	2,200,000	2,205,763
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330%	01/12/2045	3,125,000	3,098,944
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237%	12/11/2049	6,325,000	6,483,357
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4
6.010%	12/10/2049	3,570,000	3,634,406
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429%	12/12/2043	3,000,000	2,969,283
JP Morgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2
6.507%	10/15/2035	139,687	140,541
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A2, FRN
5.004%	07/25/2035	1,042,423	1,046,965
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398%	02/15/2040	15,165,000	15,104,975
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%	12/12/2049	3,050,000	2,965,596
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439%	02/20/2044	14,206,000	13,858,256
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610%	04/15/2049	7,750,000	7,746,052
Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A1 (a)
6.148%	02/03/2016	1,187,136	1,208,239
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A, FRN
3.546%	12/25/2036	1,837,185	1,673,092
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (a)
6.920%	02/03/2014	2,218,000	2,309,811
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.509%	04/15/2047	4,525,000	4,485,411
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2
6.055%	02/15/2051	7,970,000	8,061,064
			91,170,009

14

Home Equity ABS — 0.6%
Terwin Mortgage Trust, Series 2006-10SL, Class A2
5.000%	10/31/2036	10,323,000	9,506,843

Other ABS — 0.8%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (a)
5.926%	09/20/2010	2,284,000	2,118,410
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN (a)
5.113%	01/11/2013	3,050,000	2,682,719
Newport Waves CDO, Series 2007-1A, Class A3LS (a)
6.188%	06/20/2014	5,000,000	4,101,563
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7, FRN (a)
6.926%	09/20/2010	1,750,000	1,594,141
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2, FRN (a)
7.526%	09/20/2010	1,350,000	1,213,101
			11,709,934
Transportation — 0.0%
FedEx Corp., Series 1997-1, Class A
7.500%	01/15/2018	72,829	79,311

WL Collateral CMO — 4.8%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	5,396,554	5,230,310
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.533%	08/25/2034	1,850,057	1,845,034
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN
3.989%	07/25/2034	4,289,764	4,255,515
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1
4.242%	07/25/2037	11,148,205	10,894,305
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN
7.280%	09/25/2033	391,788	393,299
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN
6.620%	02/25/2034	401,450	402,024
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	104,698	108,592
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN
6.642%	08/25/2034	467,747	465,785
Impac Secured Assets Corp., Series 2007-2, Class 1A1A, FRN
3.486%	05/25/2037	6,918,867	6,696,680
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN
7.032%	08/25/2034	857,446	862,681

15

JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1
3.755%	11/25/2033	4,894,691	4,827,236
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN
7.110%	07/25/2033	51,952	47,017
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, FRN
7.083%	02/25/2034	171,764	175,964
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, FRN
3.626%	08/25/2036	1,781,708	1,702,502
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN
7.420%	02/25/2034	24,420	24,796
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN
7.261%	03/25/2034	592,463	588,887
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	4,751,519	4,778,247
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	1,048,387	1,137,230
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A
7.000%	03/25/2034	2,102,282	2,157,045
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A
6.500%	08/25/2034	947,163	957,380
Washington Mutual, Inc., Series 2004-AR14, Class A1 FRN
4.259%	01/25/2035	7,603,593	7,556,844
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN
6.062%	04/25/2044	1,434,545	1,424,061
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN
4.233%	09/25/2034	5,194,034	4,945,754
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.573%	12/25/2034	6,527,005	6,512,495
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN
4.109%	06/25/2035	6,595,182	6,657,355
			74,647,038
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN
7.105%	06/25/2032	429,357	428,363

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $190,372,029)			187,541,498

16

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Province of Ontario
4.750%	01/19/2016	6,760,000	7,132,611
United Mexican States
5.625%	01/15/2017	5,239,000	5,417,126
			12,549,737

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $11,753,033)			12,549,737

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.1%
Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV, TVA
4.687%	01/15/2022	1,688,543	1,763,501

U.S. Government Agencies — 38.0%
Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	1,660,288	1,727,219
FNMA, Series 1989-20, Class A
6.750%	04/25/2018	1,263,899	1,340,893
Total Collateralized Mortgage Obligations			3,068,112

Pass-Through Securities — 37.8%
FHLMC
4.500%	10/01/2018 - 08/01/2035	63,101,499	60,989,084
FHLMC
5.000%	10/01/2035	21,854,151	21,765,370
FHLMC
5.500%	12/01/2020 - 06/01/2033	44,152,694	45,176,185
FHLMC
6.000%	06/01/2016 - 02/01/2018	796,932	826,328
FHLMC
6.500%	05/01/2016 - 07/01/2017	1,178,993	1,244,222
FHLMC
7.000%	07/01/2029 - 10/01/2031	967,411	1,029,194
FHLMC
7.500%	06/01/2015 - 01/01/2031	587,084	642,471
FHLMC
8.000%	03/01/2015 - 08/01/2015	584,218	639,201
FHLMC
8.250%	05/01/2017	75,848	83,579
FHLMC
8.500%	11/01/2025	82,907	92,532
FHLMC
9.000%	03/01/2017	2,257	2,486
FHLMC TBA (f)
5.500%	02/01/2038	55,542,000	56,203,733
FNMA
4.500%	09/01/2018 - 04/01/2021	11,874,251	11,901,116
FNMA
5.000%	03/01/2018 - 09/01/2035	35,639,715	35,507,678

17

FNMA
5.500%	03/01/2017 - 12/01/2037	109,916,084	112,022,575
FNMA
6.000%	05/01/2011	18,309	18,941
FNMA
6.500%	05/01/2017 - 10/01/2037	77,276,990	80,259,274
FNMA
7.000%	12/01/2029 - 07/01/2032	235,192	249,925
FNMA
7.500%	09/01/2029 - 10/01/2031	265,585	286,291
FNMA
8.000%	07/01/2020 - 09/01/2031	715,233	792,990
FNMA
8.500%	08/01/2026	199,191	220,797
FNMA FRN
4.359%	10/01/2034	7,176,819	7,289,201
FNMA TBA (f)
4.500%	03/01/2038	28,812,000	27,868,856
FNMA TBA (f)
5.000%	03/01/2038	19,000,000	18,873,829
GNMA
6.000%	06/15/2011 - 08/15/2029	125,124	131,958
GNMA
6.500%	08/15/2028 - 09/15/2037	95,706,851	99,792,076
GNMA
7.000%	08/15/2023 - 08/15/2032	1,391,194	1,475,864
GNMA
7.250%	07/20/2021 - 07/20/2022	666,294	728,088
GNMA
7.500%	06/15/2011 - 09/15/2023	450,054	489,536
GNMA
8.000%	03/15/2008 - 11/15/2030	199,396	223,630
GNMA
8.500%	08/15/2030	4,336	4,912
GNMA
9.000%	04/15/2009 - 10/15/2009	1,843	1,897
Total Pass-Through Securities			586,833,819
Total U.S. Government Agencies			589,901,931

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $585,126,899)			591,665,432

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bond (d) (e)
6.125%	11/15/2027	11,828,000	14,587,250
U.S. Treasury Bond (d) (e) (g)
6.125%	08/15/2029	43,123,000	53,607,279
U.S. Treasury Bond
6.875%	08/15/2025	4,495,000	5,913,734
U.S. Treasury Bond (e)
7.125%	02/15/2023	3,216,000	4,252,658
U.S. Treasury Inflation Index
0.875%	04/15/2010	4,298,228	4,347,926

18

U.S. Treasury Note (d)
4.500%	05/15/2017	20,935,000	22,371,011
U.S. Treasury Note (d) (e)
4.875%	05/31/2011	44,825,000	48,344,462
			153,424,320

TOTAL U.S. TREASURY OBLIGATIONS (Cost $149,255,874)			153,424,320

TOTAL BONDS & NOTES (Cost $1,519,120,353)			1,529,917,134

	Principal
	Amount	Market Value
OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014, Strike 0.00	23,800,000	269,723

TOTAL OPTIONS (Cost $318,920)		269,723

TOTAL LONG TERM INVESTMENTS (Cost $1,520,689,273)		1,531,434,357

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 18.3%
Cash Equivalents — 6.1% (i)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	641,383	641,383
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	855,178	855,178
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	1,710,356	1,710,356
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	2,137,944	2,137,944
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	1,710,356	1,710,356
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	2,993,122	2,993,122
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	1,710,356	1,710,356
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	1,282,767	1,282,767
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	1,068,972	1,068,972
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	1,282,767	1,282,767
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	1,282,767	1,282,767
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	2,137,944	2,137,944
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	1,710,356	1,710,356

19

Calyon Eurodollar Time Deposit
3.130%	02/01/2008	7,247,632	7,247,632
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	1,710,356	1,710,356
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	1,924,150	1,924,150
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	1,282,767	1,282,767
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	1,282,767	1,282,767
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	2,137,944	2,137,944
General Electric Capital Corp.
3.888%	03/20/2008	1,893,891	1,893,891
General Electric Capital Corp.
4.004%	02/15/2008	1,267,602	1,267,602
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	1,710,356	1,710,356
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	1,068,972	1,068,972
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	2,137,944	2,137,944
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	2,137,944	2,137,944
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	2,137,944	2,137,944
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	1,068,972	1,068,972
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	2,137,944	2,137,944
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	855,178	855,178
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	1,710,356	1,710,356
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	1,282,767	1,282,767
Reserve Primary Money Market Fund (h)
		4,469,451	4,469,451
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	7,504,185	7,504,185
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	2,137,944	2,137,944
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	1,068,972	1,068,972
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	1,496,561	1,496,561
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	1,710,356	1,710,356
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	1,496,561	1,496,561
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	1,924,150	1,924,150
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	6,999,712	6,999,712

20

Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	2,351,739	2,351,739
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	1,710,356	1,710,356
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	2,137,944	2,137,944
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	2,137,944	2,137,944
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	1,710,356	1,710,356
			94,375,985
Commercial Paper — 12.2%
Aluminum Co. of America
4.450%	02/19/2008	9,894,000	9,871,986
Cadbury Schweppes Financial
4.450%	02/05/2008	6,000,000	5,997,033
Cadbury Schweppes Financial
4.500%	02/07/2008	6,004,000	5,999,497
CIT Group, Inc.
4.320%	02/12/2008	8,021,000	8,010,412
Computer Sciences Corp.
3.620%	02/12/2008	31,026,000	30,991,682
CVS Corp.
3.550%	02/12/2008	27,366,000	27,336,316
Dow Chemical
3.550%	04/24/2008	7,660,000	7,597,305
General Mills, Inc.
3.700%	02/11/2008	4,937,000	4,931,926
Kellogg Co.
4.300%	02/06/2008	8,000,000	7,995,222
Public Service Co. of Colorado
4.200%	02/22/2008	7,874,000	7,854,709
Ryder System, Inc.
4.500%	02/04/2008	5,984,000	5,981,756
South Carolina Electric & Gas
4.220%	02/15/2008	10,250,000	10,233,179
The Clorox Co.
4.250%	02/14/2008	8,000,000	7,987,722
The Clorox Co.
4.450%	02/12/2008	4,665,000	4,658,657
Time Warner, Inc.
3.850%	02/13/2008	8,000,000	7,989,733
Tyco Electronics
3.600%	02/12/2008	14,941,000	14,924,565
Vulcan Materials Co.
3.400%	02/05/2008	4,760,000	4,758,202
Vulcan Materials Co.
4.300%	02/08/2008	7,000,000	6,994,147
Wellpoint, Inc.
4.550%	02/01/2008	9,729,000	9,729,000
			189,843,049

TOTAL SHORT-TERM INVESTMENTS (Cost $284,219,034)			284,219,034

21

TOTAL INVESTMENTS — 117.0% (Cost $1,804,908,307) (j)	$1,815,653,391

Other Assets/(Liabilities) — (17.0%)	(263,312,880)

NET ASSETS — 100.0%	$1,552,340,511

Notes to Portfolio of Investments

FRN - Floating Rate Note

STEP - Step Up Bond

TBA - To Be Announced

VRN - Variable Rate Note

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to a value of $77,128,570 or 5.0% of net assets.

(b)	Security is currently in default.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Denotes all or a portion of security on loan. (Note 2).
(e)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	Principal amount represents shares owned of the fund.
(i)	Represents investments of security lending collateral. (Note 2).
(j)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MassMutual Premier Diversified Bond Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.2%
COMMON STOCK — 0.0%
Diversified Financial — 0.0%
Contifinancial Corp. Liquidating Trust (a)	114,845	1,709

Telecommunications — 0.0%
Manitoba Telecom Services, Inc.	1,909	81,565

TOTAL COMMON STOCK (Cost $138,241)		83,274

PREFERRED STOCK — 0.2%
Investment Companies
Special Value Expansion Fund LLC (b)	7,500	748,500

TOTAL PREFERRED STOCK (Cost $750,000)		748,500

TOTAL EQUITIES (Cost $888,241)		831,774

		Principal
		Amount	Market Value
BONDS & NOTES — 98.9%
ASSET BACKED SECURITIES — 0.1%
Electric — 0.1%
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	552,639	580,271

Home Equity ABS — 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN
7.200%	10/25/2028	1,432	1,427

TOTAL ASSET BACKED SECURITIES (Cost $595,294)			581,698

CORPORATE DEBT — 41.1%
Advertising — 0.0%
RH Donnelley Corp.
8.875%	01/15/2016	175,000	150,062

Aerospace & Defense — 0.3%
Goodrich (B.F.) Co.
7.500%	04/15/2008	100,000	100,709
L-3 Communications Corp.
6.125%	07/15/2013	920,000	908,500
TransDigm, Inc.
7.750%	07/15/2014	325,000	326,625
			1,335,834

1

Agribusiness — 0.4%
Cargill, Inc.
5.200%	01/22/2013	1,700,000	1,714,005

Apparel — 0.3%
Kellwood Co.
7.625%	10/15/2017	65,000	53,625
Kellwood Co.
7.875%	07/15/2009	200,000	206,685
VF Corp.
6.450%	11/01/2037	1,150,000	1,084,765
			1,345,075
Auto Manufacturers — 0.0%
DaimlerChrysler NA Holding
4.050%	06/04/2008	100,000	100,143

Automotive & Parts — 0.6%
Affinia Group, Inc.
9.000%	11/30/2014	240,000	212,400
The Goodyear Tire & Rubber Co. (c)
9.000%	07/01/2015	163,000	170,335
Johnson Controls, Inc.
6.300%	02/01/2008	575,000	575,000
Lear Corp., Series B
8.750%	12/01/2016	500,000	445,000
Tenneco Automotive, Inc. (b)
8.125%	11/15/2015	125,000	124,375
Tenneco Automotive, Inc. (c)
8.625%	11/15/2014	650,000	627,250
Titan International, Inc.
8.000%	01/15/2012	75,000	70,312
United Components, Inc.
9.375%	06/15/2013	665,000	618,450
			2,843,122
Banking, Savings & Loans — 0.9%
Bear Stearns Co., Inc.
7.250%	02/01/2018	1,400,000	1,399,948
Merrill Lynch & Co.
5.450%	02/05/2013	2,500,000	2,503,887
			3,903,835
Banks — 2.6%
Bank of America Corp.
4.250%	10/01/2010	225,000	228,816
Bank of America Corp.
5.750%	12/01/2017	2,375,000	2,443,590
Bank of America Corp.
6.000%	09/01/2017	750,000	780,871
HSBC Holdings PLC
6.500%	09/15/2037	525,000	514,149
Wachovia Bank
6.600%	01/15/2038	2,200,000	2,185,236

2

Wachovia Bank NA
7.800%	08/18/2010	950,000	1,043,064
Wells Fargo & Co.
4.125%	03/10/2008	750,000	749,948
Wells Fargo & Co.
4.375%	01/31/2013	1,900,000	1,899,489
Wells Fargo & Co.
4.875%	01/12/2011	235,000	239,277
Wells Fargo & Co.
5.625%	12/11/2017	1,520,000	1,562,069
			11,646,509
Beverages — 0.9%
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	65,000	65,268
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	240,000	260,458
Coca-Cola Co.
5.350%	11/15/2017	800,000	837,751
Diageo Finance BV
3.875%	04/01/2011	1,010,000	1,001,161
Foster’s Finance Corp. (b)
6.875%	06/15/2011	430,000	468,241
Miller Brewing Co. (b)
4.250%	08/15/2008	275,000	276,072
Molson Coors Capital Finance ULC
4.850%	09/22/2010	500,000	512,411
PepsiCo, Inc.
4.650%	02/15/2013	700,000	726,699
			4,148,061
Building Materials — 0.4%
American Standard, Inc.
7.375%	02/01/2008	852,000	852,000
American Standard, Inc.
7.625%	02/15/2010	100,000	106,590
Interline Brands, Inc.
8.125%	06/15/2014	450,000	438,750
York International Corp.
6.700%	06/01/2008	365,000	368,353
			1,765,693
Chemicals — 0.7%
Cytec Industries, Inc.
5.500%	10/01/2010	415,000	430,441
Ecolab, Inc.
6.875%	02/01/2011	135,000	147,736
EI Du Pont de Nemours & Co.
5.000%	01/15/2013	480,000	496,704
Innophos, Inc. STEP
8.875%	08/15/2014	100,000	98,250
Lubrizol Corp.
5.875%	12/01/2008	315,000	319,891

3

Praxair, Inc.
5.250%	11/15/2014	1,250,000	1,292,260
Praxair, Inc.
6.500%	03/01/2008	550,000	551,289
			3,336,571
Commercial Services — 1.4%
ARAMARK Corp.
8.500%	02/01/2015	225,000	223,875
ARAMARK Corp. FRN
8.411%	02/01/2015	225,000	201,375
Cenveo Corp.
7.875%	12/01/2013	250,000	220,000
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	650,000	655,941
Equifax, Inc.
7.000%	07/01/2037	355,000	341,391
ERAC USA Finance Co. (b)
6.700%	06/01/2034	250,000	221,770
ERAC USA Finance Co. (b)
7.000%	10/15/2037	2,400,000	2,180,354
ERAC USA Finance Co. (b)
7.950%	12/15/2009	455,000	484,094
Great Lakes Dredge & Dock Corp.
7.750%	12/15/2013	130,000	119,600
Iron Mountain, Inc. (c)
8.750%	07/15/2018	285,000	299,250
Penhall International (b)
12.000%	08/01/2014	450,000	373,500
President & Fellows of Harvard
5.625%	10/01/2038	500,000	497,365
Rental Service Corp.
9.500%	12/01/2014	200,000	169,500
United Rentals
7.750%	11/15/2013	210,000	172,462
			6,160,477
Computers — 0.1%
Compucom Systems, Inc. (b)
12.500%	10/01/2015	290,000	278,400
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	290,000	295,271
			573,671
Diversified Financial — 6.7%
Alamosa Delaware, Inc.
8.500%	01/31/2012	1,000,000	1,015,807
American Express Co.
6.150%	08/28/2017	300,000	309,734
American General Finance Corp.
5.900%	09/15/2012	1,610,000	1,635,063
American General Finance Corp.
6.500%	09/15/2017	550,000	548,454
American Honda Finance Corp. (b)
3.850%	11/06/2008	200,000	200,723

4

BlackRock, Inc.
6.250%	09/15/2017	1,200,000	1,271,014
Boeing Capital Corp.
5.800%	01/15/2013	150,000	161,185
Capital One Bank
5.000%	06/15/2009	680,000	675,685
CIT Group, Inc.
3.875%	11/03/2008	275,000	270,869
CIT Group, Inc.
5.125%	09/30/2014	675,000	559,676
CIT Group, Inc.
7.625%	11/30/2012	2,700,000	2,662,346
Citigroup, Inc.
5.500%	02/15/2017	725,000	723,237
Citigroup, Inc.
5.850%	12/11/2034	475,000	440,511
Countrywide Home Loans, Inc. (c)
3.250%	05/21/2008	1,000,000	966,566
Eaton Vance Corp.
6.500%	10/02/2017	1,100,000	1,148,483
Emerald Investment Grade CBO Ltd. FRN (b)
5.365%	05/24/2011	155,244	153,303
ERAC USA Finance Co. (b)
6.800%	02/15/2008	100,000	100,095
Franklin Resources, Inc.
3.700%	04/15/2008	1,675,000	1,677,472
General Electric Capital Corp.
4.250%	12/01/2010	270,000	274,802
General Electric Capital Corp.
5.375%	10/20/2016	1,200,000	1,232,213
Glencore Funding LLC (b)
6.000%	04/15/2014	600,000	595,438
The Goldman Sachs Group, Inc.
6.125%	02/15/2033	440,000	433,598
The Goldman Sachs Group, Inc.
6.750%	10/01/2037	605,000	593,535
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. (b)(c)
9.750%	04/01/2017	375,000	357,187
Household Finance Corp.
4.125%	12/15/2008	375,000	376,134
Household Finance Corp.
6.375%	10/15/2011	660,000	691,272
HSBC Finance Corp.
5.900%	06/19/2012	1,300,000	1,343,465
Hughes Network System LLC
9.500%	04/15/2014	460,000	455,400
KAR Holdings, Inc., (b)
10.000%	05/01/2015	350,000	292,250
Lazard Group LLC
6.850%	06/15/2017	635,000	624,201
Lazard Group LLC
7.125%	05/15/2015	505,000	511,344

5

Lehman Brothers Holdings, Inc.
6.200%	09/26/2014	1,260,000	1,296,739
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	825,000	802,697
Lehman Brothers Holdings, Inc.
7.000%	09/27/2027	175,000	177,366
MBNA Corp.
4.625%	09/15/2008	430,000	432,832
Merrill Lynch & Co., Inc.
4.125%	01/15/2009	775,000	772,289
Morgan Stanley
5.450%	01/09/2017	450,000	445,743
Residential Capital Corp.
7.625%	11/21/2008	1,090,000	839,300
SLM Corp., Series A
4.000%	01/15/2009	1,000,000	966,024
Snoqualmie Ent Authority (b)
9.125%	02/01/2015	460,000	420,900
Textron Financial Corp.
5.125%	11/01/2010	1,145,000	1,177,431
			29,632,383
Electric — 3.5%
Allegheny Energy Supply Co. LLC (b)
8.250%	04/15/2012	325,000	347,750
Appalachian Power Co., Series G
3.600%	05/15/2008	375,000	374,330
Carolina Power & Light Co.
5.950%	03/01/2009	1,410,000	1,444,246
Centerpoint Energy, Inc. Series B
6.850%	06/01/2015	525,000	556,297
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	785,000	787,510
Consumers Energy Co.
4.400%	08/15/2009	600,000	602,482
Dominion Resources, Inc.
4.125%	02/15/2008	385,000	384,970
Duke Energy Corp.
4.200%	10/01/2008	210,000	210,372
Edison Mission Energy Corp.
7.750%	06/15/2016	440,000	448,800
Elwood Energy LLC
8.159%	07/05/2026	502,126	495,675
Entergy Gulf States, Inc.
5.250%	08/01/2015	425,000	413,006
Exelon Corp.
4.900%	06/15/2015	700,000	673,334
Indianapolis Power & Light (b)
6.300%	07/01/2013	175,000	185,939
Intergen NV (b)
9.000%	06/30/2017	300,000	312,750
Kansas Gas & Electric Co.
5.647%	03/29/2021	349,016	349,883
Kiowa Power Partners LLC (b)
4.811%	12/30/2013	219,601	224,032

6

MidAmerican Energy Holdings Co.
3.500%	05/15/2008	640,000	638,682
MidAmerican Funding LLC
6.750%	03/01/2011	725,000	788,975
Monongahela Power
6.700%	06/15/2014	275,000	296,829
Nevada Power Co., Series L
5.875%	01/15/2015	200,000	201,338
Niagara Mohawk Power Corp., Series G
7.750%	10/01/2008	150,000	153,427
NRG Energy, Inc.
7.375%	02/01/2016	460,000	444,475
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	1,385,000	1,420,716
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	62,000	62,053
Sierra Pacific Resources
6.750%	08/15/2017	100,000	101,144
Tenaska Oklahoma (b)
6.528%	12/30/2014	275,252	291,679
Texas Competitive Electric Holdings Co. LLC (b)
10.250%	11/01/2015	460,000	451,950
TransAlta Corp.
5.750%	12/15/2013	1,500,000	1,545,999
Tri-State Generation & Transmission Association, Series 2003, Class A (b)
6.040%	01/31/2018	124,488	132,160
Tri-State Generation & Transmission Association, Series 2003, Class B (b)
7.144%	07/31/2033	290,000	312,509
Wisconsin Public Service Corp.
5.650%	11/01/2017	700,000	729,966
			15,383,278
Electric Utilities — 0.2%
AES Corp.
8.000%	10/15/2017	690,000	703,800

Electrical Components & Equipment — 0.2%
Ametek, Inc.
7.200%	07/15/2008	760,000	770,917

Electronics — 0.6%
Thermo Electron Corp.
7.625%	10/30/2008	1,110,000	1,142,151
Thomas & Betts Corp., Series B
6.390%	02/10/2009	1,500,000	1,541,790
			2,683,941
Engineering & Construction — 0.1%
North American Energy Partners, Inc.
8.750%	12/01/2011	475,000	463,125

7

Entertainment — 0.4%
Diamond Jo LLC
8.750%	04/15/2012	400,000	400,500
Mohegan Tribal Gaming Authority
6.125%	02/15/2013	600,000	562,500
Seneca Gaming Corp.
7.250%	05/01/2012	300,000	291,000
Tunica-Biloxi Gaming Authority (b)
9.000%	11/15/2015	625,000	621,875
			1,875,875
Environmental Controls — 0.4%
Allied Waste NA Series B (c)
7.375%	04/15/2014	690,000	667,575
Republic Services, Inc.
6.750%	08/15/2011	485,000	520,740
Waste Services, Inc.
9.500%	04/15/2014	600,000	558,000
			1,746,315
Foods — 0.6%
Fred Meyer, Inc.
7.450%	03/01/2008	750,000	751,845
General Mills Inc.
5.700%	02/15/2017	1,500,000	1,520,028
Sara Lee Corp.
3.875%	06/15/2013	240,000	228,957
Stater Brothers Holdings
7.750%	04/15/2015	100,000	94,000
			2,594,830
Forest Products & Paper — 0.5%
International Paper Co. (c)
3.800%	04/01/2008	1,900,000	1,900,361
Newark Group, Inc.
9.750%	03/15/2014	190,000	182,400
Rock-Tenn Co.
8.200%	08/15/2011	60,000	61,350
			2,144,111
Gas — 0.3%
Australian Gas Light Co. Ltd. (b)
6.400%	04/15/2008	520,000	523,437
OAO Gazprom (b)
9.625%	03/01/2013	300,000	346,140
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	175,000	171,065
Southwest Gas Corp.
8.375%	02/15/2011	350,000	393,766
			1,434,408
Health Care - Products — 0.2%
Covidien International Finance SA (b)
6.550%	10/15/2037	850,000	866,521

8

Health Care - Services — 0.2%
Community Health Systems, Inc.
8.875%	07/15/2015	450,000	452,812
HCA, Inc.
9.250%	11/15/2016	345,000	361,819
Universal Health Services, Inc.
6.750%	11/15/2011	165,000	178,288
			992,919
Holding Company - Diversified — 0.1%
Leucadia National Corp.
7.000%	08/15/2013	385,000	372,487

Home Builders — 0.2%
Centex Corp.
7.875%	02/01/2011	475,000	456,594
D.R. Horton, Inc.
4.875%	01/15/2010	220,000	202,400
Lennar Corp., Series B
5.125%	10/01/2010	105,000	88,725
			747,719
Home Furnishing — 0.0%
ALH Finance LLC/ALH Finance Corp.
8.500%	01/15/2013	250,000	232,500

Household Products — 0.3%
Kimberly-Clark Corp.
6.125%	08/01/2017	1,200,000	1,289,743

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000%	05/01/2010	290,000	287,997
Toro Co.
7.800%	06/15/2027	190,000	211,357
			499,354
Insurance — 0.1%
Berkshire Hathaway Finance Corp.
4.850%	01/15/2015	250,000	252,943
Lincoln National Corp.
6.300%	10/09/2037	405,000	392,292
			645,235
Internet — 0.0%
The Thomson Corp.
6.200%	01/05/2012	70,000	74,080

Investment Companies — 0.1%
Xstrata Finance Canada (b)
5.800%	11/15/2016	325,000	310,218

9

Iron & Steel — 0.2%
Reliance Steel & Aluminum Co.
6.200%	11/15/2016	435,000	442,304
Tube City IMS Corp.
9.750%	02/01/2015	310,000	279,000
			721,304
Lodging — 0.7%
Boyd Gaming Corp.
7.125%	02/01/2016	580,000	498,800
Marriot International
6.200%	06/15/2016	1,225,000	1,236,008
MGM Mirage
5.875%	02/27/2014	700,000	633,500
Starwood Hotels & Resorts Worldwide, Inc.
6.250%	02/15/2013	375,000	382,963
Station Casinos, Inc.
6.625%	03/15/2018	525,000	337,312
			3,088,583
Machinery - Diversified — 0.4%
Briggs & Stratton Corp.
8.875%	03/15/2011	555,000	588,300
Idex Corp.
6.875%	02/15/2008	935,000	935,870
Stewart & Stevenson LLC
10.000%	07/15/2014	175,000	169,750
			1,693,920
Manufacturing — 1.5%
Bombardier, Inc. (b)
8.000%	11/15/2014	690,000	721,050
Cooper US, Inc.
6.100%	07/01/2017	605,000	638,616
Covidien International Finance SA (b)
5.450%	10/15/2012	1,000,000	1,037,290
General Electric Co.
5.250%	12/06/2017	1,300,000	1,311,445
Pentair, Inc.
7.850%	10/15/2009	570,000	605,069
Polypore, Inc.
8.750%	05/15/2012	650,000	611,000
SPX Corp. (b)
7.625%	12/15/2014	75,000	76,875
Tyco Electronics Group SA (b)
6.000%	10/01/2012	550,000	577,039
Tyco Electronics Group SA (b)
6.550%	10/01/2017	500,000	526,019
Tyco Electronics Group SA (b)
7.125%	10/01/2037	650,000	687,749
			6,792,152
Media — 3.6%
Belo Corp.
8.000%	11/01/2008	750,000	763,303

10

British Sky Broadcasting PLC
6.875%	02/23/2009	750,000	768,688
Cablevision Systems Corp., Series B
8.000%	04/15/2012	275,000	263,313
CCH I LLC (c)
11.125%	01/15/2014	675,000	340,875
Clear Channel Communications, Inc.
4.250%	05/15/2009	1,100,000	1,039,896
Comcast Cable Communications, Inc.
6.200%	11/15/2008	850,000	860,416
Comcast Corp.
7.050%	03/15/2033	500,000	519,709
Cox Communications, Inc.
4.625%	01/15/2010	2,930,000	2,938,523
Cox Communications, Inc.
6.750%	03/15/2011	145,000	153,773
Cox Enterprises, Inc. (b)
4.375%	05/01/2008	460,000	460,546
Dow Jones & Co., Inc.
3.875%	02/15/2008	1,400,000	1,400,204
Echostar DBS Corp.
6.625%	10/01/2014	335,000	327,044
Idearc, Inc.
8.000%	11/15/2016	320,000	286,400
Knight-Ridder, Inc.
7.125%	06/01/2011	170,000	151,145
McGraw-Hill Cos., Inc.
5.375%	11/15/2012	1,210,000	1,232,750
Mediacom Broadband LLC
8.500%	10/15/2015	375,000	307,500
Quebecor Media, Inc. (b)
7.750%	03/15/2016	375,000	347,813
Shaw Communications, Inc.
8.250%	04/11/2010	225,000	235,125
Thomson Corp.
5.700%	10/01/2014	1,520,000	1,569,426
Thomson Corp.
5.750%	02/01/2008	1,130,000	1,130,000
Time Warner, Inc.
5.875%	11/15/2016	260,000	255,764
Viacom, Inc.
7.875%	07/30/2030	610,000	640,125
			15,992,338
Metal Fabricate & Hardware — 0.2%
Timken Co.
5.750%	02/15/2010	580,000	595,816
Trimas Corp.
9.875%	06/15/2012	168,000	152,880
			748,696
Mining — 0.4%
Codelco, Inc. (b)
6.150%	10/24/2036	465,000	456,222

11

Freeport-McMoran Copper & Gold, Inc.
8.375%	04/01/2017	205,000	217,813
Vale Overseas Ltd.
6.250%	01/23/2017	515,000	506,818
Vale Overseas Ltd.
6.875%	11/21/2036	470,000	435,356
			1,616,209
Office Equipment/Supplies — 0.1%
Xerox Corp.
5.500%	05/15/2012	335,000	341,907

Office Furnishings — 0.1%
Miller (Herman), Inc.
7.125%	03/15/2011	525,000	578,707

Oil & Gas — 1.1%
Brigham Exploration Co.
9.625%	05/01/2014	320,000	284,800
Chesapeake Energy Corp.
7.500%	06/15/2014	600,000	612,000
Clayton William Energy
7.750%	08/01/2013	200,000	172,000
Delta Petroleum Corp.
7.000%	04/01/2015	300,000	256,500
Enterprise Products Operating LP
7.500%	02/01/2011	110,000	118,840
Mariner Energy, Inc.
8.000%	05/15/2017	310,000	296,050
Petrohawk Energy Corp.
9.125%	07/15/2013	375,000	387,188
The Premcor Refining Group, Inc.
6.750%	05/01/2014	420,000	437,361
Pride International, Inc.
7.375%	07/15/2014	295,000	303,850
Quicksilver Resources, Inc.
7.125%	04/01/2016	200,000	194,000
Shell International Finance
5.625%	06/27/2011	915,000	977,685
Southwestern Energy Co. (b)
7.500%	02/01/2018	150,000	154,125
Tesoro Corp.
6.500%	06/01/2017	200,000	195,000
XTO Energy, Inc.
4.900%	02/01/2014	375,000	374,786
XTO Energy, Inc.
6.250%	04/15/2013	125,000	133,443
			4,897,628
Oil & Gas Services — 0.1%
Basic Energy Services
7.125%	04/15/2016	400,000	376,000
Colonial Pipeline Co. (b)
7.630%	04/15/2032	65,000	76,087
			452,087

12

Packaging & Containers — 0.4%
Graham Packaging Co. (c)
9.875%	10/15/2014	235,000	198,575
Packaging Dynamics Finance Corp. (b)
10.000%	05/01/2016	975,000	775,125
Pactiv Corp.
5.875%	07/15/2012	325,000	333,983
Pactiv Corp.
6.400%	01/15/2018	290,000	298,226
Pregis Corp. (c)
12.375%	10/15/2013	400,000	402,000
			2,007,909
Pharmaceuticals — 0.4%
Abbott Laboratories
5.600%	11/30/2017	1,680,000	1,753,270

Pipelines — 2.1%
Atlas Pipeline Partners LP
8.125%	12/15/2015	175,000	168,000
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	275,000	291,786
Duke Energy Field Services Corp. (d)
7.875%	08/16/2010	255,000	274,307
Dynegy Holdings, Inc.
8.375%	05/01/2016	325,000	316,063
Enbridge Energy Partners LP
4.000%	01/15/2009	650,000	651,980
Enbridge, Inc.
5.800%	06/15/2014	1,150,000	1,181,495
Gulf South Pipeline Co. LP (b)
5.050%	02/01/2015	250,000	251,293
Kern River Funding Corp. (b)
4.893%	04/30/2018	137,200	138,404
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	120,000	121,327
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	1,500,000	1,533,072
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	95,000	92,347
Kinder Morgan Energy Partners LP
6.950%	01/15/2038	570,000	592,056
Kinder Morgan Finance
5.700%	01/05/2016	400,000	354,590
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
6.875%	11/01/2014	320,000	302,400
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	125,000	127,632
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	335,000	353,818

13

Plains All American Pipeline Co.
4.750%	08/15/2009	550,000	555,123
Plains All American Pipeline Co.
5.625%	12/15/2013	335,000	347,768
Southern Natural Gas Co. (b)
5.900%	04/01/2017	355,000	355,315
Texas Eastern Transmission LP (b)
6.000%	09/15/2017	425,000	439,405
Trans-Canada Pipelines
6.200%	10/15/2037	720,000	713,932
			9,162,113
Real Estate Investment Trusts (REITS) — 1.1%
Brandywine Operating Partnership LP
5.625%	12/15/2010	705,000	707,917
iStar Financial, Inc.
7.000%	03/15/2008	575,000	575,410
iStar Financial, Inc., Series B
4.875%	01/15/2009	85,000	83,234
iStar Financial, Inc., Series B
5.700%	03/01/2014	170,000	144,819
Prologis
5.250%	11/15/2010	1,335,000	1,340,032
Senior Housing Properties Trust
8.625%	01/15/2012	50,000	53,000
Simon Property Group LP
4.875%	03/18/2010	575,000	578,130
United Dominion Realty Trust, Inc.
4.500%	03/03/2008	550,000	550,458
Weingarten Realty Investors, Series A
4.857%	01/15/2014	720,000	698,396
			4,731,396
Retail — 0.4%
Inergy LP/Inergy Finance Corp.
8.250%	03/01/2016	350,000	357,000
J.C. Penney Co., Inc.
7.950%	04/01/2017	140,000	151,415
McDonald’s Corp.
6.300%	10/15/2037	325,000	332,928
Yum! Brands, Inc.
6.875%	11/15/2037	790,000	767,908
			1,609,251
Savings & Loans — 0.3%
Washington Mutual Bank
4.500%	08/25/2008	500,000	482,409
Washington Mutual Bank
5.650%	08/15/2014	1,225,000	1,079,676
			1,562,085
Software — 0.2%
Certegy, Inc.
4.750%	09/15/2008	50,000	49,250

14

Fiserv, Inc.
6.125%	11/20/2012	1,000,000	1,040,413
			1,089,663
Telecommunications — 3.3%
Anixter, Inc.
5.950%	03/01/2015	345,000	309,638
AT&T, Inc.
6.500%	09/01/2037	700,000	713,699
British Telecom PLC STEP
8.625%	12/15/2030	345,000	451,895
Cincinnati Bell, Inc.
8.375%	01/15/2014	460,000	439,300
Deutsche Telekom International Finance B.V. STEP
8.250%	06/15/2030	1,495,000	1,851,975
Embarq Corp.
7.082%	06/01/2016	430,000	435,213
Intelsat Bermuda Ltd.
9.250%	06/15/2016	265,000	264,338
Nextel Communications
7.375%	08/01/2015	525,000	480,263
NTL Cable PLC
9.125%	08/15/2016	225,000	203,625
Qwest Corp.
7.875%	09/01/2011	710,000	732,188
Qwest Corp.
8.875%	03/15/2012	1,470,000	1,552,688
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	35,000	38,241
SBC Communications, Inc.
6.125%	02/15/2008	372,000	372,159
SBC Communications, Inc.
6.150%	09/15/2034	750,000	730,604
Sprint Capital Corp.
6.125%	11/15/2008	1,440,000	1,438,410
Sprint Capital Corp.
6.900%	05/01/2019	240,000	219,366
Sprint Nextel Corp.
6.000%	12/01/2016	525,000	465,890
Stratos Global Corp.
9.875%	02/15/2013	270,000	275,400
Telecom Italia Capital SA
6.000%	09/30/2034	500,000	468,360
Telefonica Emisiones, S.A.U.
7.045%	06/20/2036	935,000	1,032,826
Time Warner Telecom Holdings, Inc.
9.250%	02/15/2014	490,000	490,000
Verizon Virginia, Inc., Series A
4.625%	03/15/2013	610,000	596,888
Vodafone Group PLC
7.750%	02/15/2010	1,250,000	1,333,694
			14,896,660

15

Transportation — 0.9%
Bristow Group, Inc. (b)
7.500%	09/15/2017	50,000	50,500
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	490,000	502,211
Canadian National Railway Co.
5.850%	11/15/2017	375,000	390,372
Canadian National Railway Co.
6.375%	11/15/2037	335,000	340,496
CNF, Inc.
8.875%	05/01/2010	300,000	323,109
CSX Corp.
6.250%	10/15/2008	250,000	254,218
Norfolk Southern Corp.
6.000%	04/30/2008	375,000	377,223
Quality Distribution LLC/QD Capital Corp.
9.000%	11/15/2010	350,000	287,000
Quality Distribution LLC/QD Capital Corp. FRN
8.758%	01/15/2012	270,000	234,900
Union Pacific Corp.
5.750%	11/15/2017	250,000	252,021
Union Pacific Corp.
7.375%	09/15/2009	750,000	799,766
			3,811,816
Trucking & Leasing — 0.2%
TTX Co. (b)
4.500%	12/15/2010	1,000,000	1,036,012

TOTAL CORPORATE DEBT (Cost $184,482,598)			183,070,523

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.2%
Commercial MBS — 6.2%
Bank of America Commercial Mortgage, Inc., Series 2007-4, Class A4
5.745%	07/10/2017	2,450,000	2,525,697
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205%	02/11/2044	1,325,000	1,307,355
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4
5.694%	06/11/2050	700,000	701,834
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330%	01/12/2045	750,000	743,747
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237%	12/11/2049	1,775,000	1,819,440
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4
6.010%	12/10/2049	1,150,000	1,170,747

16

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429%	12/12/2043	975,000	965,017
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A2, FRN
5.004%	07/25/2035	304,040	305,365
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398%	02/15/2040	4,450,000	4,432,386
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%	12/12/2049	975,000	948,018
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4
5.700%	09/12/2049	850,000	852,541
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439%	02/20/2044	4,200,000	4,097,189
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610%	04/15/2049	2,225,000	2,223,867
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A, FRN
3.546%	12/25/2036	524,910	478,026
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.509%	04/15/2047	1,475,000	1,462,095
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2
6.055%	02/15/2051	3,500,000	3,539,991
			27,573,315
Home Equity ABS — 0.6%
Terwin Mortgage Trust, Series 2006-10SL, Class A2
5.000%	10/31/2036	3,150,000	2,900,955

Other ABS — 0.8%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (b)
5.926%	09/20/2010	700,000	649,250
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN (b)
5.113%	01/11/2013	875,000	769,633
Newport Waves CDO, Series 2007-1A, Class A3LS (b)
6.188%	06/20/2014	1,375,000	1,127,930
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7, FRN (b)
6.926%	09/20/2010	515,000	469,133
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2, FRN (b)
7.526%	09/20/2010	430,000	386,395
			3,402,341
WL Collateral CMO — 4.6%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	647,210	627,273

17

Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.533%	08/25/2034	327,422	326,533
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN
3.989%	07/25/2034	1,045,097	1,036,753
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1
4.242%	07/25/2037	3,251,560	3,177,505
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN
7.280%	09/25/2033	56,394	56,612
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN
6.620%	02/25/2034	55,650	55,729
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	76,751	79,606
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN
6.642%	08/25/2034	75,664	75,347
Impac Secured Assets Corp., Series 2007-2, Class 1A1A, FRN
3.486%	05/25/2037	2,291,875	2,218,275
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN
7.032%	08/25/2034	147,753	148,655
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1
3.755%	11/25/2033	2,253,112	2,222,061
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN
3.786%	11/21/2034	2,975,000	2,952,420
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN
7.110%	07/25/2033	10,819	9,791
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, FRN
7.083%	02/25/2034	22,628	23,181
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2 VRN
4.582%	02/25/2034	698,614	696,221
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, FRN
3.626%	08/25/2036	601,616	574,871
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN
7.420%	02/25/2034	3,018	3,064
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN
7.261%	03/25/2034	73,763	73,318
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	204,279	205,428

18

Structured Asset Securities Corp., Series 2003-7H, Class A1II
6.500%	03/25/2033	531,423	547,298
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	41,523	45,042
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A
7.000%	03/25/2034	288,827	296,351
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A
6.500%	08/25/2034	160,597	162,329
Washington Mutual, Inc., Series 2004-AR14, Class A1 FRN
4.259%	01/25/2035	1,435,046	1,426,223
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN
6.062%	04/25/2044	203,584	202,096
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN
4.233%	09/25/2034	857,101	816,131
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.573%	12/25/2034	1,144,928	1,142,383
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN
4.109%	06/25/2035	1,284,190	1,296,296
			20,496,792
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN
7.105%	06/25/2032	59,134	58,997

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,215,273)			54,432,400

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Province of Ontario
4.750%	01/19/2016	1,525,000	1,609,058
United Mexican States
5.625%	01/15/2017	1,255,000	1,297,670
United Mexican States
8.375%	01/14/2011	100,000	112,050
			3,018,778

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,829,575)			3,018,778

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.7%
Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV, TVA
4.687%	01/15/2022	85,366	89,156

19

U.S. Government Agencies — 40.7%
Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	100,259	104,301

Pass-Through Securities — 40.7%
FHLMC
5.000%	11/01/2018 - 01/01/2020	1,608,172	1,632,273
FHLMC
5.500%	06/01/2017 - 11/01/2031	11,714,609	12,002,203
FHLMC
6.000%	04/01/2017 - 02/01/2018	41,051	42,598
FHLMC
7.000%	09/01/2031	10,842	11,515
FHLMC
7.500%	09/01/2024 - 02/01/2030	66,250	72,590
FHLMC TBA (e)
5.500%	02/01/2038	18,389,000	18,608,088
FNMA
4.500%	09/01/2018 - 03/01/2021	8,041,372	8,057,624
FNMA
5.000%	03/01/2018 - 09/01/2035	9,651,324	9,650,584
FNMA
5.500%	03/01/2017 - 12/01/2037	42,179,517	42,940,886
FNMA
6.500%	07/01/2016 - 09/01/2037	19,949,548	20,719,817
FNMA
7.500%	04/01/2031 - 06/01/2031	54,067	58,129
FNMA FRN
4.359%	10/01/2034	2,400,207	2,437,791
FNMA TBA (e)
4.500%	03/01/2038	27,450,000	26,551,441
FNMA TBA (e)
5.000%	03/01/2038	7,000,000	6,953,516
GNMA
6.500%	01/15/2032 - 09/15/2037	29,814,237	31,082,157
GNMA (d)
7.000%	10/15/2027 - 08/15/2032	160,935	170,686
GNMA
8.000%	08/15/2026 - 03/15/2027	30,277	33,784
Total Pass-Through Securities			181,025,682
Total U.S. Government Agencies			181,129,983

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $179,620,610)			181,219,139

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bond (c) (d) (f)
6.125%	08/15/2029	14,445,000	17,956,941

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,078,453)			17,956,941

TOTAL BONDS & NOTES (Cost $439,821,803)			440,279,479

20

		Principal
		Amount	Market Value
OPTIONS — 0.1%
Barclays Bank PLC, Expires 1/19/09, Strike 3.65		36,500,000	194,032
Barclays Bank PLC, Expires 1/22/09, Strike 3.56		36,500,000	194,032
Bear Stearns Co., Inc. Floor, Expires 10/01/2014, Strike 0.00		5,000,000	56,665

TOTAL OPTIONS (Cost $463,893)			444,729

TOTAL LONG TERM INVESTMENTS (Cost $441,173,937)			441,555,982

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 15.2%
Cash Equivalents — 3.5% (h)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	107,364	107,364
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	143,153	143,153
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	286,306	286,306
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	357,883	357,883
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	286,306	286,306
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	501,036	501,036
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	286,306	286,306
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	214,730	214,730
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	178,941	178,941
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	214,730	214,730
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	214,730	214,730
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	357,883	357,883
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	286,306	286,306
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	1,213,223	1,213,223

21

Calyon Eurodollar Time Deposit
5.120%	03/03/2008	286,306	286,306
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	322,094	322,094
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	214,730	214,730
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	214,730	214,730
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	357,883	357,883
General Electric Capital Corp.
3.888%	03/20/2008	317,029	317,029
General Electric Capital Corp.
4.004%	02/15/2008	212,191	212,191
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	286,306	286,306
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	178,941	178,941
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	357,883	357,883
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	357,883	357,883
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	357,883	357,883
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	178,941	178,941
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	357,883	357,883
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	143,153	143,153
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	286,306	286,306
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	214,730	214,730
Reserve Primary Money Market Fund (g)
		748,167	748,167
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	1,256,168	1,256,168
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	357,883	357,883
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	178,941	178,941
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	250,518	250,518
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	286,306	286,306
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	250,518	250,518
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	322,094	322,094
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	1,171,722	1,171,722

22

Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	393,671	393,671
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	286,306	286,306
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	357,883	357,883
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	357,883	357,883
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	286,306	286,306
			15,798,135
Commercial Paper — 11.7%
Aluminum Co. of America
3.650%	02/29/2008	7,023,000	7,003,061
Aluminum Co. of America
3.700%	02/08/2008	2,509,000	2,507,195
Cadbury Schweppes Financial
4.100%	02/04/2008	3,789,000	3,787,705
CIT Group, Inc.
4.400%	02/12/2008	6,089,000	6,080,814
The Clorox Co.
3.600%	02/05/2008	5,140,000	5,137,944
Computer Sciences Corp.
3.440%	02/04/2008	3,477,000	3,476,003
Textron Financial
3.750%	02/06/2008	5,925,000	5,921,914
United Healthcare Corp.
3.600%	02/07/2008	8,637,000	8,631,818
Vulcan Material Co.
3.600%	02/11/2008	5,009,000	5,003,991
Wellpoint, Inc.
4.300%	02/01/2008	4,346,000	4,346,000
			51,896,445
TOTAL SHORT-TERM INVESTMENTS (Cost $67,694,580)			67,694,580

TOTAL INVESTMENTS — 114.4% (Cost $508,868,517) (i)			$509,250,562

Other Assets/(Liabilities) — (14.4%)			(63,924,208)

NET ASSETS — 100.0%			$445,326,354

Notes to Portfolio of Investments
FRN - Floating Rate Note
STEP - Step Up Bond
TBA - To Be Announced
VRN - Variable Rate Note

23

(a)	This security is valued in good faith under procedures established by the Board of Trustees.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, these securities amounted to a value of $23,771,372 or 5.3% of net assets.

(c)	Denotes all or a portion of security on loan. (Note 2).
(d)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(e)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(f)	This security is held as collateral for open futures contracts. (Note 2).
(g)	Principal amount represents shares owned of the fund.
(h)	Represents investments of security lending collateral. (Note 2).
(i)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

24

MassMutual Premier Strategic Income Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 1.2%
COMMON STOCK — 1.0%
Commercial Services — 0.0%
Societe Des Autoroutes Paris-Rhin-Rhone	808	87,741

Cosmetics & Personal Care — 0.0%
Revlon, Inc. Cl. A (a)	172,427	184,497

Diversified Financial — 0.0%
The Goldman Sachs Group, Inc.	406	81,513
London Stock Exchange (b)	2,320	0
		81,513
Electric — 0.2%
Constellation Energy Group, Inc.	4,624	434,471
Public Service Enterprise Group, Inc.	4,564	438,144
		872,615
Investment Companies — 0.4%
Arco Capital Corp., Ltd.	111,042	1,665,630

Media — 0.2%
Comcast Corp. Cl. A (a)	32,856	596,665
Mediacom Communications Corp. (a) (c)	42,013	208,384
		805,049
Mining — 0.0%
Kaiser Aluminum & Chemical Corp. (b)	168,000	0

Telecommunications — 0.2%
AT&T, Inc.	10,528	405,223
Orion Network Systems, Inc. Escrow (b)	446,000	4,460
Telus Corp.	9,072	397,791
Telus Corp.	1	55
		807,529

TOTAL COMMON STOCK (Cost $4,725,976)		4,504,574

PREFERRED STOCK — 0.2%
Media — 0.0%
Ion Media Networks, Inc. (a)	3	12,240

Real Estate Investment Trusts (REITS) — 0.1%
Sovereign Real Estate Investment Corp. (d)	200	258,000

U.S. Government Agencies — 0.1%
Fannie Mae Preferred	16,440	434,345

TOTAL PREFERRED STOCK (Cost $733,370)		704,585

TOTAL EQUITIES (Cost $5,459,346)		5,209,159

		Principal
		Amount	Market Value
BONDS & NOTES — 79.5%
ASSET BACKED SECURITIES — 0.3%
Automobile ABS — 0.0%
BMW Vehicle Owner Trust, Series 2006-A, Class A2
5.300%	05/26/2009	20,806	20,846
Daimler Chrysler Auto Trust, Series 2006-C, Class A2 (e)
5.250%	05/08/2009	41,080	41,135
			61,981
Home Equity ABS — 0.1%
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A2V FRN
4.044%	03/20/2036	50,000	46,957
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3 FRN
3.476%	08/25/2036	180,000	167,522
			214,479
Manufactured Housing ABS — 0.0%
Green Tree Financial Corp., Series 1997-5, Class M1
6.950%	05/15/2029	186,000	178,166

Other ABS — 0.2%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 2A2 FRN
3.936%	02/25/2033	74,910	63,288
Countrywide Asset Backed Certificates, Series 2005-17, Class 1AF1 FRN
3.576%	05/25/2036	15,053	15,008
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AT2
5.382%	05/25/2036	230,000	221,639
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2
5.363%	05/25/2036	50,000	49,663
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A2 FRN
3.496%	06/25/2037	130,000	121,048
First Franklin Mortgage Asset Backed Certificates, Series 2005-FF10, Class A3 FRN
3.586%	11/25/2035	180,442	179,311
First Franklin Mortgage Asset Backed Certificates, Series 2006-FF5, Class 2A1 FRN
3.426%	04/25/2036	28,185	27,882
Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D (d)
12.540%	06/13/2011	238,045	0
SSB RV Trust, Series 2001-1, Class B
6.640%	04/15/2018	93,000	95,601

Start CLO Ltd., Series 2006-3A, Class F FRN (d)
22.151%	06/07/2011	120,000	116,400
			889,840

TOTAL ASSET BACKED SECURITIES (Cost $1,467,100)			1,344,466

CORPORATE DEBT — 19.9%
Advertising — 0.3%
Lamar Media Corp.
6.625%	08/15/2015	239,000	226,452
RH Donnelley Corp.
6.875%	01/15/2013	200,000	168,000
RH Donnelley Corp.
6.875%	01/15/2013	370,000	310,800
RH Donnelley Corp.
6.875%	01/15/2013	395,000	331,800
Vertis, Inc.
9.750%	04/01/2009	284,000	242,820
			1,279,872
Aerospace & Defense — 0.2%
Alliant Techsystems, Inc.
6.750%	04/01/2016	225,000	217,125
DRS Technologies, Inc.
6.625%	02/01/2016	100,000	97,750
DRS Technologies, Inc.
7.625%	02/01/2018	45,000	44,437
L-3 Communications Corp.
5.875%	01/15/2015	149,000	144,902
L-3 Communications Corp.
6.125%	01/15/2014	100,000	98,500
L-3 Communications Corp.
6.375%	10/15/2015	185,000	183,612
			786,326
Agriculture — 0.1%
MHP SA (d)
10.250%	11/30/2011	170,000	158,950
Reynolds American, Inc.
7.250%	06/01/2013	315,000	336,737
			495,687
Airlines — 0.0%
ATA Holdings Corp. STEP (b)
13.000%	02/01/2009	382,000	0

Apparel — 0.1%
Levi Strauss & Co.
9.750%	01/15/2015	265,000	257,712
Quiksilver, Inc.
6.875%	04/15/2015	100,000	77,500
			335,212

Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co.
7.857%	08/15/2011	195,000	196,462
The Goodyear Tire & Rubber Co. (c)
9.000%	07/01/2015	85,000	88,825
Lear Corp., Series B
8.750%	12/01/2016	470,000	418,300
			703,587
Banking, Savings & Loans — 0.2%
JP Morgan Chase Bank (d)
0.000%	01/05/2016	1,979,004	921,284

Banks — 3.9%
Banco Bilbao Vizcaya Argentaria SA EUR (f)
4.250%	07/15/2014	500,000	738,818
Banco BMG SA (d)
9.150%	01/15/2016	655,000	663,187
Banco Credito Del Peru FRN (d)
6.950%	11/07/2021	175,000	162,750
Banco Hipotecario SA (d)
9.750%	04/27/2016	330,000	300,712
Bank of Scotland PLC EUR (f)
4.500%	07/13/2021	940,000	1,344,135
Barclays Bank PLC FRN (c)
6.278%	12/15/2049	690,000	614,514
Depfa ACS Bank, Series E EUR (f)
3.875%	11/14/2016	120,000	172,777
HBOS PLC FRN (d)
6.413%	09/29/2049	800,000	640,718
HBOS Treasury Services PLC EUR (f)
4.375%	07/13/2016	1,905,000	2,782,787
HSBC Bank PLC
0.000%	01/12/2010	800,000	691,528
ICICI Bank Ltd. (d)
6.375%	04/30/2022	880,000	742,577
ICICI Bank Ltd. (d)
6.625%	10/03/2012	840,000	801,704
ING Bank NV UAH (d) (f)
11.890%	12/30/2009	290,000	67,175
Kuznetski Capital for Bank of Moscow (d)
7.375%	11/26/2010	245,000	249,287
VTB Capital SA (d)
6.250%	06/30/2035	300,000	289,140
VTB Capital SA VRN
6.315%	02/04/2010	1,925,000	1,951,469
WM Covered Bond Program, Series E EUR (f)
3.875%	09/27/2011	1,765,000	2,544,120
WM Covered Bond Program, Series E EUR (f)
4.000%	09/27/2016	1,510,000	2,071,650
			16,829,048

Beverages — 0.1%
Cia Brasileira de Bebidas BRL (d) (f)
9.500%	07/24/2017	740,000	347,193
Constellation Brands, Inc.
8.125%	01/15/2012	145,000	145,362
Constellation Brands, Inc.
8.375%	12/15/2014	100,000	103,000
			595,555
Building Materials — 0.2%
Dayton Superior Corp.
13.000%	06/15/2009	93,000	78,120
Goodman Global Holding Co., Inc.
7.875%	12/15/2012	390,000	421,824
Interline Brands, Inc.
8.125%	06/15/2014	75,000	73,125
Nortek, Inc.
8.500%	09/01/2014	125,000	97,500
NTK Holdings, Inc. (c)
0.000%	03/01/2014	250,000	140,000
			810,569
Chemicals — 0.1%
Huntsman International LLC
7.375%	01/01/2015	109,000	114,450
Huntsman International LLC
7.875%	11/15/2014	30,000	31,200
Huntsman International LLC
11.500%	07/15/2012	71,000	75,260
Mosaic Co. (d)
7.625%	12/01/2014	160,000	172,800
			393,710
Coal — 0.1%
Peabody Energy Corp.
6.875%	03/15/2013	410,000	406,925

Commercial Services — 0.4%
Ace Cash Expenses, Inc. (d)
10.250%	10/01/2014	20,000	17,800
ARAMARK Corp.
8.500%	02/01/2015	97,000	96,515
Ashtead Capital, Inc. (d)
9.000%	08/15/2016	55,000	45,925
Avis Budget Car Rental
7.625%	05/15/2014	180,000	165,600
Corrections Corp. of America
6.250%	03/15/2013	125,000	124,375
Education Management LLC/Education Management Corp.
10.250%	06/01/2016	140,000	133,350
H&E Equipment Services
8.375%	07/15/2016	60,000	55,200
Hertz Corp.
8.875%	01/01/2014	105,000	101,325

Hertz Corp. (c)
10.500%	01/01/2016	95,000	91,319
iPayment, Inc.
9.750%	05/15/2014	55,000	50,875
Iron Mountain, Inc.
8.625%	04/01/2013	205,000	207,050
Quebecor World Capital Corp. (c) (d)
8.750%	03/15/2016	155,000	72,850
Service Corp. International
6.750%	04/01/2015	20,000	19,800
Sgs International, Inc.
12.000%	12/15/2013	35,000	34,694
United Rentals North America, Inc.
7.000%	02/15/2014	591,000	474,277
			1,690,955
Cosmetics & Personal Care — 0.0%
Elizabeth Arden, Inc.
7.750%	01/15/2014	120,000	114,300

Diversified Financial — 4.2%
Aiolos Ltd. EUR FRN (d) (f)
9.380%	04/08/2009	250,000	378,039
AKIBARE Ltd. FRN (d)
7.965%	05/22/2012	250,000	252,475
C10 Capital Ltd. FRN (d)
6.722%	12/31/2049	690,000	603,446
Calabash Re Ltd. FRN (d)
13.530%	05/26/2009	250,000	258,025
Cascadia Ltd. FRN (d)
8.271%	06/13/2008	250,000	250,100
Cat-Mex Ltd. FRN (d)
7.229%	05/18/2009	250,000	246,700
CCM Merger, Inc. (d)
8.000%	08/01/2013	155,000	138,725
Champlain Ltd. VRN (d)
17.396%	01/07/2009	250,000	252,500
Cloverie PLC, Series E FRN
9.176%	12/20/2010	200,000	214,360
Countrywide Financial FRN (c)
5.128%	05/05/2008	135,000	129,253
Countrywide Home Loans, Inc. (c)
3.250%	05/21/2008	1,010,000	976,232
CS International (Exim of Ukraine)
8.400%	02/09/2016	480,000	469,200
Dali Capital PLC for Bank of Moscow, Series E RUB (f)
7.250%	11/25/2009	5,400,000	219,553
Dali Capital SA for JSC Rosbank, Series E RUB (f)
8.000%	09/30/2009	5,200,000	206,963
Eurus Ltd. FRN (d)
9.556%	04/08/2009	250,000	255,425
Fhu-Jin Ltd. FRN (d)
8.778%	08/03/2011	250,000	255,000
Fusion 2007 Ltd. FRN (d)
10.905%	05/19/2009	400,000	399,280

General Motors Acceptance Corp.
8.000%	11/01/2031	240,000	198,902
Globecat Ltd. FRN (d)
7.010%	12/30/2008	300,000	299,580
Goldman Sachs Capital I
6.345%	02/15/2034	445,000	402,451
HSBC Finance CAP Trust IX FRN
5.911%	11/30/2035	700,000	651,181
IIRSA Norte Finance Ltd. (d)
8.750%	05/30/2024	214,593	241,417
ISA Capital do Brasil SA (d)
7.875%	01/30/2012	160,000	162,800
ISA Capital do Brasil SA (d)
8.800%	01/30/2017	200,000	206,000
JP Morgan Hipotecaria su Casita MXN (f)
6.100%	09/25/2035	441,762	135,575
JSC Astana Finance (b) (d)
9.160%	03/14/2012	1,100,000	1,015,944
Lakeside Re Ltd. FRN (d)
11.330%	12/31/2009	250,000	260,000
LatAm Cayman Trust 2006 (d)
10.000%	11/17/2016	105,694	92,419
Lehman Brothers, Covered Bond Issuer EUR (f)
4.250%	04/05/2017	360,000	517,681
Majapahit Holding BV (d)
7.250%	10/17/2011	205,000	202,437
Majapahit Holding BV (d)
7.750%	10/17/2016	395,000	389,075
MedQuake Ltd. FRN (d)
9.969%	05/31/2010	250,000	249,875
Midori Ltd. FRN (d)
7.008%	10/24/2012	250,000	249,575
Momentive Performance
9.750%	12/01/2014	330,000	298,650
Morgan Stanley (d)
14.400%	08/04/2016	616,000	767,536
Morgan Stanley BRL (d) (e) (f)
10.090%	05/03/2017	1,650,000	827,457
National Gas Co. (d)
6.050%	01/15/2036	320,000	307,422
Nelson Re Ltd. FRN (d)
16.769%	06/21/2010	450,000	450,000
Osiris Capital PLC, Series D FRN (d)
9.258%	01/15/2010	250,000	251,025
Petroleum Export LLC/Cayman SPV (d)
5.265%	06/15/2011	841,650	837,265
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (c) (d)
10.625%	04/01/2017	305,000	247,812
Rainbow National Services LLC (d)
8.750%	09/01/2012	85,000	85,956
Redwood Capital X Ltd. FRN (d)
9.580%	01/09/2009	250,000	250,075

Salisbury International Invest FRN (d)
8.044%	07/20/2011	200,000	205,780
SLM Corp.
4.500%	07/26/2010	520,000	478,787
Successor Euro Wind Ltd. FRN (d)
10.400%	06/06/2008	250,000	252,225
Successor II Ltd. FRN (d)
22.650%	06/06/2008	250,000	255,800
Successor Japan Quake FRN (d)
9.400%	06/06/2008	440,000	441,628
Tengizchevroil Finance Co. SARL, Series A (d)
6.124%	11/15/2014	663,000	619,905
Tiers Trust/United States STEP
0.000%	06/15/2097	525,000	268,816
Ucar Finance, Inc.
10.250%	02/15/2012	40,000	41,400
Universal City Development Partners
11.750%	04/01/2010	80,000	82,400
Vanguard Health STEP (c)
0.000%	10/01/2015	305,000	216,550
Willow Re., Ltd. FRN (d)
8.369%	06/16/2010	490,000	499,261
			18,465,938
Electric — 0.7%
AES Domincana Energia (d)
11.000%	12/13/2015	180,000	177,300
AES Panama SA (d)
6.350%	12/21/2016	155,000	149,699
Edison Mission Energy Corp.
7.000%	05/15/2017	320,000	311,200
Edison Mission Energy Corp.
7.500%	06/15/2013	25,000	25,562
EEB International Ltd. (d)
8.750%	10/31/2014	410,000	421,275
Eletropaulo Metropolitana de Sao Paulo SA BRL (d) (f)
19.125%	06/28/2010	325,000	203,159
National Power Corp. (c) (d)
6.875%	11/02/2016	172,000	173,720
National Power Corp.
9.625%	05/15/2028	435,000	526,350
National Power Corp. PHP (f)
5.875%	12/19/2016	15,400,000	379,731
NRG Energy, Inc.
7.375%	02/01/2016	60,000	57,975
NRG Energy, Inc.
7.375%	01/15/2017	120,000	116,250
Sierra Pacific Resources
6.750%	08/15/2017	335,000	338,833
			2,881,054
Electronics — 0.1%
NXP BV/NXP Funding LLC (c)
9.500%	10/15/2015	210,000	183,487

Stoneridge, Inc.
11.500%	05/01/2012	173,000	174,730
			358,217
Entertainment — 0.6%
AMC Entertainment, Inc.
8.000%	03/01/2014	90,000	78,975
American Casino & Entertainment Properties LLC
7.850%	02/01/2012	200,000	208,150
Cinemark, Inc. STEP
0.000%	03/15/2014	235,000	215,025
Gaylord Entertainment Co.
8.000%	11/15/2013	200,000	184,000
Greektown Holdings (d)
10.750%	12/01/2013	160,000	152,800
Isle of Capri Casinos, Inc.
7.000%	03/01/2014	360,000	277,200
Marquee Holdings, Inc. STEP
12.000%	08/15/2014	285,000	200,925
Mashantucket Pequot Tribal
8.500%	11/15/2015	270,000	256,500
Mohegan Tribal Gaming Authority
6.125%	02/15/2013	85,000	79,687
Mohegan Tribal Gaming Authority
6.875%	02/15/2015	185,000	165,575
Mohegan Tribal Gaming Authority
8.000%	04/01/2012	150,000	147,000
Penn National Gaming, Inc.
6.750%	03/01/2015	60,000	60,000
Pinnacle Entertainment, Inc.
8.250%	03/15/2012	305,000	292,800
Pokagon Gaming Authority (d)
10.375%	06/15/2014	85,000	87,869
Vail Resorts, Inc.
6.750%	02/15/2014	120,000	115,200
WMG Holdings Corp. STEP
0.000%	12/15/2014	441,000	244,755
			2,766,461
Environmental Controls — 0.1%
Allied Waste NA Series B (c)
7.375%	04/15/2014	325,000	314,437

Foods — 0.3%
Albertson’s, Inc.
8.000%	05/01/2031	397,000	378,401
Del Monte Corp.
6.750%	02/15/2015	50,000	46,500
Del Monte Corp.
8.625%	12/15/2012	145,000	146,450
Delhaize America, Inc.
9.000%	04/15/2031	350,000	413,687
Dole Food Co., Inc. FRN
8.625%	05/01/2009	71,000	66,030

Smithfield Foods, Inc.
7.625%	02/15/2008	114,000	114,000
			1,165,068
Forest Products & Paper — 0.1%
Newpage Corp.
10.000%	05/01/2012	195,000	194,025
Verso Paper Holdings LLC FRN
8.661%	08/01/2014	45,000	42,750
			236,775
Health Care - Products — 0.2%
Baush & Lomb, Inc. (d)
9.875%	11/01/2015	165,000	167,475
Fresenius Medical Care Capital Trust II
7.875%	02/01/2008	123,000	123,000
Fresenius Medical Care Capital Trust IV
7.875%	06/15/2011	125,000	127,812
PTS Acquisition (c) (d)
9.500%	04/15/2015	245,000	210,700
Reable Therapeutics Finance (d)
10.875%	11/15/2014	215,000	204,250
			833,237
Health Care - Services — 0.3%
DaVita, Inc.
6.625%	03/15/2013	390,000	384,150
HCA, Inc.
6.375%	01/15/2015	435,000	370,837
Healthsouth Corp. (c)
10.750%	06/15/2016	205,000	213,712
Select Medical Corp.
7.625%	02/01/2015	240,000	198,600
US Oncology, Inc.
9.000%	08/15/2012	70,000	68,600
			1,235,899
Holding Company - Diversified — 0.1%
Kansas City Southern Railway Co.
7.500%	06/15/2009	75,000	75,469
Nell AF SARL (c) (d)
8.375%	08/15/2015	305,000	230,275
Stena AB
7.000%	12/01/2016	28,000	26,600
			332,344
Home Builders — 0.2%
Centex Corp.
5.800%	09/15/2009	265,000	247,775
DR Horton, Inc.
9.750%	09/15/2010	87,000	84,934
K. Hovnanian Enterprises, Inc. (c)
7.750%	05/15/2013	50,000	24,500
K. Hovnanian Enterprises, Inc. (c)
8.875%	04/01/2012	105,000	53,550

KB Home
8.625%	12/15/2008	76,000	75,620
Standard-Pacific Corp. (c)
9.250%	04/15/2012	40,000	19,500
Toll Corp.
8.250%	12/01/2011	75,000	72,000
William Lyon Homes, Inc.
7.500%	02/15/2014	20,000	10,900
William Lyon Homes, Inc.
10.750%	04/01/2013	135,000	76,275
			665,054
Household Products — 0.0%
Church & Dwight Co., Inc.
6.000%	12/15/2012	150,000	146,250

Insurance — 0.3%
Foundation Reinsurance II Ltd. FRN (d)
14.705%	01/08/2009	118,000	119,180
Foundation Reinsurance Ltd. FRN (d)
9.005%	11/24/2008	250,000	244,725
MBIA Insurance Co. VRN (c) (d)
14.000%	01/15/2033	155,000	144,925
Residential Reinsurance Ltd., Series B FRN (d)
13.574%	06/06/2008	300,000	299,250
Vasco Reinsurance 2006 Ltd. FRN (d)
13.641%	06/05/2009	260,000	265,642
			1,073,722
Iron & Steel — 0.0%
Ispat Inland ULC
9.750%	04/01/2014	125,000	135,570

Leisure Time — 0.1%
Leslie’s Poolmart
7.750%	02/01/2013	140,000	127,400
NCL Corp.
10.625%	07/15/2014	150,000	151,500
Travelport LLC (c)
11.875%	09/01/2016	200,000	190,000
			468,900
Lodging — 0.4%
Caesars Entertainment, Inc.
7.875%	03/15/2010	530,000	498,862
MGM Mirage
6.625%	07/15/2015	190,000	175,275
MGM Mirage
8.375%	02/01/2011	215,000	219,837
Station Casinos, Inc.
6.500%	02/01/2014	265,000	182,850
Station Casinos, Inc.
6.875%	03/01/2016	50,000	34,000

Trump Entertainment Resorts, Inc.
8.500%	06/01/2015	230,000	165,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%	12/01/2014	415,000	399,956
			1,676,380
Machinery - Diversified — 0.1%
Case New Holland, Inc.
7.125%	03/01/2014	305,000	304,237
Douglas Dynamics LLC (d)
7.750%	01/15/2012	86,000	73,100
			377,337
Manufacturing — 0.1%
Eastman Kodak Co.
3.625%	05/15/2008	45,000	44,719
Koppers, Inc.
9.875%	10/15/2013	65,000	69,225
RBS Global, Inc. and Rexnord Corp.
11.750%	08/01/2016	105,000	89,250
Sally Holdings LLC (c)
9.250%	11/15/2014	155,000	146,475
Sally Holdings LLC (c)
10.500%	11/15/2016	140,000	124,250
			473,919
Media — 0.7%
Allbritton Communications Co.
7.750%	12/15/2012	204,000	203,490
American Media Operations, Inc. (c)
10.250%	05/01/2009	150,000	111,750
American Media Operations, Inc. (d)
10.250%	05/01/2009	5,453	4,036
CCH I LLC
11.000%	10/01/2015	255,000	182,644
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%	08/15/2010	91,000	92,024
Dex Media West LLC/Dex Media Finance Co., Series B
9.875%	08/15/2013	160,000	163,200
Dex Media, Inc.
0.000%	11/15/2013	200,000	177,500
Dex Media, Inc.
8.000%	11/15/2013	25,000	22,500
Echostar DBS Corp.
6.375%	10/01/2011	265,000	261,025
Entercom Radio LLC/Entercom Capital, Inc.
7.625%	03/01/2014	75,000	68,062
Idearc, Inc.
8.000%	11/15/2016	235,000	210,325
Ion Media Networks, Inc.
11.000%	07/31/2013	105,910	47,924
Lin Television Corp.
6.500%	05/15/2013	122,000	114,985
Medianews Group, Inc.
6.375%	04/01/2014	100,000	54,750

Medianews Group, Inc.
6.875%	10/01/2013	375,000	210,000
Nielsen Finance LLC Co.
10.000%	08/01/2014	245,000	247,450
Radio One, Inc.
8.875%	07/01/2011	108,000	95,850
Shaw Communications, Inc. Series B CAD (f)
8.540%	09/30/2027	543,000	568,888
Sinclair Broadcast Group, Inc.
8.000%	03/15/2012	195,000	196,950
			3,033,353
Mining — 0.5%
Alrosa Finance SA (d)
8.875%	11/17/2014	225,000	243,562
Alrosa Finance SA, Series Reg S
8.875%	11/17/2014	1,300,000	1,399,450
Freeport-McMoran Copper & Gold, Inc.
8.375%	04/01/2017	445,000	472,812
Novelis, Inc.
7.250%	02/15/2015	200,000	184,500
			2,300,324
Multi-National — 0.0%
Inter-American Development Bank BRL VRN (f)
0.000%	12/08/2009	250,000	141,175

Oil & Gas — 1.4%
Berry Petroleum Co.
8.250%	11/01/2016	95,000	96,425
Chesapeake Energy Corp.
6.375%	06/15/2015	100,000	97,000
Chesapeake Energy Corp.
6.875%	01/15/2016	310,000	306,900
Compton Petroleum Finance Corp.
7.625%	12/01/2013	65,000	60,125
Denbury Resources, Inc.
7.500%	12/15/2015	80,000	80,000
Enterprise Products Oper FRN
8.375%	08/01/2066	400,000	399,729
Forest Oil Corp.
7.750%	05/01/2014	130,000	131,950
Newfield Exploration Co.
6.625%	09/01/2014	210,000	206,850
Oao Gazprom (d)
7.288%	08/16/2037	1,800,000	1,770,840
Petrobras International Finance Co.
5.875%	03/01/2018	1,240,000	1,242,644
The Premcor Refining Group, Inc.
9.500%	02/01/2013	186,000	195,464
Pride International, Inc.
7.375%	07/15/2014	40,000	41,200
Quicksilver Resources, Inc.
7.125%	04/01/2016	225,000	218,250

Range Resources Corp.
6.375%	03/15/2015	60,000	58,425
Range Resources Corp.
7.500%	05/15/2016	225,000	228,937
Sabine Pass LNG LP
7.250%	11/30/2013	145,000	137,025
Sabine Pass LNG LP
7.500%	11/30/2016	290,000	271,875
Southwestern Energy Co. (d)
7.500%	02/01/2018	90,000	92,475
Stone Energy Corp.
6.750%	12/15/2014	250,000	231,250
Tesoro Corp.
6.625%	11/01/2015	220,000	213,950
Whiting Petroleum Corp.
7.250%	05/01/2012	200,000	198,000
			6,279,314
Oil & Gas Services — 0.1%
Helix Energy Solutions (d)
9.500%	01/15/2016	210,000	213,150
Key Energy Services, Inc.
8.375%	12/01/2014	205,000	205,512
			418,662
Packaging & Containers — 0.4%
Ball Corp.
6.625%	03/15/2018	235,000	231,475
Berry Plastics Holding Corp.
8.875%	09/15/2014	210,000	186,375
Crown Americas, Inc.
7.750%	11/15/2015	310,000	315,425
Graham Packaging Co.
9.875%	10/15/2014	185,000	156,325
Graphic Packaging International Corp.
8.500%	08/15/2011	240,000	232,800
Graphic Packaging International Corp.
9.500%	08/15/2013	30,000	28,275
Owens Brockway Glass Container, Inc.
8.875%	02/15/2009	190,000	190,000
Vitro Sab De Cv
8.625%	02/01/2012	225,000	213,750
Vitro Sab De Cv
9.125%	02/01/2017	385,000	335,912
			1,890,337
Pharmaceuticals — 0.0%
Omnicare, Inc.
6.750%	12/15/2013	50,000	45,750
Omnicare, Inc.
6.875%	12/15/2015	65,000	58,500
			104,250

Pipelines — 0.2%
Atlas Pipeline Partners LP
8.125%	12/15/2015	150,000	144,000
Kinder Morgan Energy Partners LP
7.300%	08/15/2033	400,000	424,063
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	25,000	25,526
The Williams Cos, Inc.
8.125%	03/15/2012	385,000	420,612
			1,014,201
Real Estate Investment Trusts (REITS) — 0.1%
FelCor Lodging LP STEP
8.500%	06/01/2011	201,000	201,000
Host Hotels & Resorts, Inc. LP
6.375%	03/15/2015	210,000	200,550
			401,550
Regional (State & Province) — 1.1%
Johor Corp., Series P3 MYR STEP (f)
1.000%	07/31/2012	1,870,000	602,011
New S. Wales Treasury Corp. AUD (f)
6.000%	10/01/2009	4,295,000	3,771,598
Province Del Neuquen (d)
8.656%	10/18/2014	220,000	216,975
			4,590,584
Retail — 0.1%
Claires Stores, Inc. (c) (d)
10.500%	06/01/2017	350,000	161,000
Dillards, Inc.
6.625%	11/15/2008	95,000	94,406
Gamestop Holdings Corp.
8.000%	10/01/2012	5,000	5,187
Rent-A-Center, Inc.
7.500%	05/01/2010	100,000	91,000
Rite Aid Corp.
8.125%	05/01/2010	149,000	143,599
			495,192
Savings & Loans — 0.0%
Ocwen Capital Trust 1
10.875%	08/01/2027	140,000	119,700

Semiconductors — 0.0%
Freescale Semiconductor (c)
10.125%	12/15/2016	245,000	174,562

Software — 0.1%
Fiserv, Inc.
6.125%	11/20/2012	420,000	436,973

Telecommunications — 1.1%
America Movil SA de CV MXN (f)
8.460%	12/18/2036	9,100,000	814,292

American Tower Corp.
7.125%	10/15/2012	40,000	41,100
American Tower Corp.
7.500%	05/01/2012	310,000	318,525
Citizens Communications Co.
6.250%	01/15/2013	570,000	541,500
Nextel Communications
7.375%	08/01/2015	1,435,000	1,312,718
NTL Cable PLC
9.125%	08/15/2016	50,000	45,250
Qwest Corp.
8.875%	03/15/2012	500,000	528,125
Rural Cellular Corp.
9.875%	02/01/2010	132,000	136,620
Telefonica Del Peru SA PEN (d) (f)
8.000%	04/11/2016	828,300	299,348
West Corp.
9.500%	10/15/2014	120,000	111,600
West Corp. (c)
11.000%	10/15/2016	50,000	45,500
Windstream Corp.
8.125%	08/01/2013	285,000	292,125
Windstream Corp.
8.625%	08/01/2016	185,000	191,475
			4,678,178
Textiles — 0.0%
INVISTA (d)
9.250%	05/01/2012	120,000	122,100

Transportation — 0.3%
Panama Canal Railway Co. (d)
7.000%	11/01/2026	410,000	397,100
TGI International Ltd. (d)
9.500%	10/03/2017	770,000	798,875
			1,195,975
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.
8.375%	05/15/2015	115,000	104,362

TOTAL CORPORATE DEBT (Cost $87,946,713)			86,470,384

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
Automobile ABS — 0.3%
AESOP Funding II LLC, Series 2005-1A, Class A2 FRN (d)
3.994%	04/20/2009	25,000	25,006
Capital One Prime Auto Receivables Trust, Series 2005-1, Class A4 FRN
4.256%	04/15/2011	1,060,000	1,053,375

Taganka Car Loan Finance PLC, Series 2006-1A, Class C FRN (d)
7.619%	11/14/2013	90,000	85,320
			1,163,701
Commercial MBS — 1.3%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A2
4.501%	07/10/2043	200,000	197,591
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B
5.205%	12/11/2049	430,000	426,675
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2
6.560%	11/18/2035	63,548	63,490
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A2
4.853%	07/10/2045	120,000	119,511
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2 (e)
4.305%	08/10/2042	120,000	118,397
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2
5.117%	04/10/2037	130,000	129,640
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2
5.381%	07/10/2012	320,000	319,630
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A2
4.575%	07/15/2042	50,000	49,463
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A2
4.790%	10/15/2042	170,000	168,791
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2 FRN
5.804%	06/15/2049	430,000	442,270
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2
5.827%	02/15/2051	220,000	230,065
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A2S
5.305%	01/15/2049	380,000	377,473
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2
7.770%	10/15/2032	352,872	369,615
LB Commercial Conduit Mortgage Trust, Series 199-C2, Class C
7.470%	10/15/2032	314,000	328,898
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2
7.950%	05/15/2025	366,517	388,010
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2
4.885%	09/15/2040	140,000	139,707

LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2
5.318%	02/15/2040	970,000	967,406
Nomura Asset Securities Corp., Series 1998-D, Class A
6.590%	03/15/2030	135,447	135,878
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2
6.360%	03/12/2034	373,000	389,875
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2
4.782%	03/15/2042	220,000	219,376
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2
5.275%	11/15/2048	54,000	53,754
			5,635,515
Home Equity ABS — 0.2%
Ace Securities Corp., Series 2005-HE7, Class A2B FRN
3.556%	11/25/2035	68,835	68,179
Argent Securities, Inc., Series 2004-W8, Class A2 FRN
3.856%	05/25/2034	165,153	128,381
Argent Securities, Inc., Series 2006-M3, Class A2B FRN
3.476%	10/25/2036	100,000	96,246
Centex Home Equity, Series 2006-A, Class AV2 FRN
3.476%	06/25/2036	180,000	176,766
Household Home Equity Loan Trust, Series 2005-3, Class A1 FRN
4.194%	01/20/2035	68,548	66,521
Optim One Mortgage Loan Trust, Series 2006-2, Class 2A2 FRN
3.476%	07/25/2036	210,000	204,389
Residential Asset Securitization Trust, Series 2006-KS7, Class A2 FRN
3.476%	09/25/2036	150,000	146,537
			887,019
Other ABS — 0.7%
Countrywide Asset Backed Certificates, Series 2006-8, Class 2A1 FRN
3.406%	01/25/2046	254,222	251,362
First Franklin Mortgage Loan, Series, 2006-FF10, Class A3 FRN
3.466%	07/25/2036	120,000	114,022
First Franklin Mortgage Loan, Series, 2006-FF9, Class 2A2 FRN
3.486%	06/25/2036	60,000	56,119
ICE EM CLO, Series 2007-1A, Class B FRN (d)
7.100%	08/15/2022	960,000	816,000
ICE EM CLO, Series 2007-1A, Class C FRN (d)
8.400%	08/15/2022	800,000	680,000
ICE EM CLO, Series 2007-1A, Class D FRN (d)
10.400%	08/15/2022	800,000	680,000

Lehman XS Trust, Series 2005-10, Class 2A3B
5.550%	01/25/2036	73,085	70,481
Lehman XS Trust, Series 2005-2, Class 2A1B
5.180%	08/25/2035	51,018	51,561
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A3
5.680%	01/25/2036	70,000	70,196
Residential Asset Mortgage Products, Inc. Series 2006-RS4, Class A1 FRN
3.456%	07/25/2036	30,580	30,017
Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B FRN
3.626%	06/25/2036	164,853	161,246
Structured Asset Investment Loan Trust, Series 2006-2, Class A1 FRN
3.436%	04/25/2036	16,712	16,641
Wells Fargo Home Equity Trust, Series 2006-2, Class A2 FRN
3.476%	07/25/2036	120,000	115,950
			3,113,595
WL Collateral CMO — 2.9%
Argent Securities, Inc., Series 2006-W5, Class A2B FRN
3.476%	06/25/2036	140,000	136,806
Banc of America Funding Corp., Series 2004-2, Class 2A1
6.500%	07/20/2032	102,485	103,680
Banc of America Mortgage Securities, Series 2003-E, Class 2A2
4.350%	06/25/2033	481,926	477,127
Banc of America Mortgage Securities, Series 2004-8, Class 5A1
6.500%	05/25/2032	99,804	100,652
Bear Stearns Adjustable Rate Mortgage Tr & Pro, Series 2006-4, Class 2A1 FRN
5.802%	10/25/2036	194,804	198,371
Chase Mortgage Finance Corp., Series 2007-A1, Class 9A1 FRN
4.571%	02/25/2037	505,493	503,198
Chaseflex Trust, Series 2006-2, Class A1B FRN
3.476%	09/25/2036	46,094	46,049
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 1A3A FRN
5.890%	07/25/2036	400,601	407,917
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2B
5.536%	03/01/2036	45,695	45,974
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2
3.476%	10/25/2036	80,000	75,997
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1FRN
5.250%	03/25/2021	331,363	329,835

CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A13 FRN
3.826%	10/25/2036	339,407	330,016
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%	08/25/2032	225,032	224,730
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A1
5.500%	05/25/2037	866,484	846,169
Countrywide Home Loan, Series 2003-46, Class 1A2 FRN
4.120%	01/19/2034	790,415	783,225
Countrywide Home Loan, Series 2005-17, Class 1A8 FRN
5.500%	09/25/2035	430,000	416,463
Countrywide Home Loan, Series 2005-J4, Class A7 FRN
5.500%	11/25/2035	250,000	232,483
Deutsche ALT, Series 2006-AB2, Class A7
5.961%	06/25/2036	88,128	88,401
Deutsche ALT, Series 2006-AB3, Class A7
6.360%	07/25/2036	24,914	25,090
Deutsche ALT, Series 2006-AB4, Class A1A
6.005%	06/25/2008	383,270	386,449
First Horizon Alternative Mortgage Securities, Series 2007-FA2, Class 1A1
5.500%	04/25/2037	205,110	205,450
Gsr Mortgage Loan Trust, Series 2007-AR1, Class 4A1 FRN
5.836%	03/25/2037	508,045	513,953
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1 FRN
6.761%	02/25/2032	227,322	232,305
Lehman XS Trust, Series 2005-4, Class 2A1B
5.170%	10/25/2035	44,030	44,181
MASTR 2006-3 2A1 FRN
3.826%	10/25/2036	901,989	884,653
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1
6.000%	07/25/2034	140,027	138,146
MLCC Mortgage Investors, Inc., Series 2006-3, Class 2A1 FRN
6.086%	10/25/2036	735,517	751,746
MLCC Mortgage Investors, Inc., Series 2007-3, Class 1A1 FRN
5.867%	09/25/2037	490,484	490,484
Residential Accredit Loans, Inc. Series 2006-QS5, Class 2A2
6.000%	05/25/2036	112,898	113,098
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2
5.750%	01/25/2033	69,943	69,613
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A5
6.000%	09/25/2036	649,081	645,238

Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A8
6.000%	09/25/2036	141,117	141,915
Residential Accredit Loans, Inc., Series 2007-QS6, Class A114
5.750%	04/25/2037	204,022	202,086
Residential Accredit Loans, Inc., Series 2007-QS6, Class A28
5.750%	04/25/2037	259,060	259,507
Residential Asset Securitization Trust, Series 2006-A9CB, Class A5
6.000%	09/25/2036	178,748	179,650
Structured Asset Securities Corp., Series 2005-4XS, Class 3A1
5.180%	03/25/2035	20,405	20,455
WAMU Mortgage Pass-Through Certificates. 2005-AR14 1A1 FRN
5.056%	12/25/2035	579,465	582,163
Washington Mutual Mortgage, Series 2003-AR9, Class 2A FRN
4.039%	09/25/2033	312,134	308,704
Washington Mutual, Inc., Series 2005-AR8, Class 2AB1 FRN
3.626%	07/25/2045	859	859
Wells Fargo Mortgage Backed Securities T & Pro, Series 2005-AR16, Class 2A1 FRN
4.943%	10/25/2035	391,511	391,084
Wells Fargo Mortgage Backed Securities T & Pro, Series 2006-AR12, Class 2A1 FRN
6.100%	09/25/2036	861,859	877,653
			12,811,575
WL Collateral PAC — 0.1%
Wells Fargo Mortgage Backed Securities T & Pro, Series 2006-12, Class A1
6.000%	10/25/2036	293,098	296,183

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,424,615)			23,907,588

SOVEREIGN DEBT OBLIGATIONS — 23.7%
Argentina Bonos
7.000%	09/12/2013	1,510,000	1,384,745
Argentine Republic
7.000%	10/03/2015	190,000	163,210
Argentine Republic VRN
5.389%	08/03/2012	281,250	247,725
Autopistas del Nordeste Cayman Ltd. (d)
9.390%	01/15/2026	556,737	566,480
Banco Inves SA MXN (f)
6.450%	03/13/2034	880,000	306,948

Bonos Y Oblig Del Estado EUR (f)
3.800%	01/31/2017	455,000	661,092
Bundesrepub Deutschland EUR (f)
4.250%	10/12/2012	2,900,000	4,435,248
Bundesrepub Deutschland Series 05 EUR (f)
4.000%	01/04/2037	2,295,000	3,165,448
Bundesrepub Deutschland Series 07 EUR
4.250%	07/04/2017	615,000	938,449
Canada Government CAD (f)
3.750%	06/01/2012	2,125,000	2,153,931
Canada Government CAD (f)
4.250%	12/01/2009	2,080,000	2,128,695
Central Bank of Nigeria
5.092%	01/05/2010	62,913	9,619
Cert Di Credito Des Treasury EUR FRN (f)
4.200%	07/01/2009	4,140,000	6,168,593
Deutsche Reforma MXN (f)
0.000%	10/03/2015	1,720,000	158,602
Dominican Republic
9.040%	01/23/2018	437,191	490,747
Dominican Republic (d)
9.500%	09/27/2011	118,729	126,269
French Republic EUR (f)
3.250%	04/25/2016	2,140,000	3,028,497
French Republic EUR (f)
4.000%	10/25/2038	1,900,000	2,578,644
French Republic EUR (f)
4.500%	07/12/2012	2,860,000	4,400,680
Hallertau Spc FRN (d)
2.050%	12/20/2017	2,390,000	2,301,331
Hellenic Republic EUR (f)
4.600%	05/20/2013	1,350,000	2,068,918
Japan Government JPY (f)
0.800%	01/15/2009	432,000,000	4,067,686
Japan Government JPY (f)
0.900%	12/20/2012	201,000,000	1,888,835
Japan Government JPY (f)
1.700%	09/20/2017	178,000,000	1,716,792
Japan Government JPY (f)
2.300%	12/20/2036	290,000,000	2,688,108
Kingdom of Belgium EUR (f)
5.000%	03/28/2035	580,000	907,832
Kingdom of Denmark DKK (f)
4.000%	08/15/2008 - 11/15/2015	3,225,000	645,068
Kingdom of Denmark DKK (f)
7.000%	11/10/2024	305,000	79,878
Kingdom of the Netherlands EUR (f)
5.000%	07/15/2011	845,000	1,313,801
Malaysia Government MYR (f)
4.720%	09/30/2015	1,280,000	423,601
Mexican Bonds, Series M7 MXN (f)
8.000%	12/24/2008	27,070,000	2,506,373
Nigeria Treasury Bond NGN (f)
9.230%	05/25/2012	32,800,000	275,689

Nigeria Treasury Bond NGN (f)
9.350%	08/31/2017	69,400,000	545,018
Nigeria Treasury Bond NGN (f)
9.500%	02/23/2012	32,800,000	278,334
Nota Do Tesouro Nacional BRL (f)
10.000%	01/01/2012 - 01/01/2017	1,025,000	514,591
Peru Bond Soberano PEN (f)
7.840%	08/12/2020	2,575,000	959,830
Peru Bono Soberano PEN (f)
12.250%	08/10/2011	4,695,000	1,916,056
Peru Certif De Deposito PEN (f)
0.000%	04/03/2008 - 01/05/2009	10,956,000	3,625,487
Queensland Treasury Corp. AUD (f)
6.000%	07/14/2009	220,000	193,939
Republic of Argentina VRN
0.000%	12/15/2035	1,120,000	143,920
Republic of Austria EUR (d) (f)
4.000%	09/15/2016	625,000	930,181
Republic of Brazil
6.000%	01/17/2017	775,000	790,500
Republic of Brazil
8.000%	01/15/2018	2,330,000	2,630,050
Republic of Brazil
8.750%	02/04/2025	170,000	213,775
Republic of Brazil
8.875%	10/14/2019	1,005,000	1,250,723
Republic of Brazil
10.500%	07/14/2014	802,000	1,030,971
Republic of Bulgaria (d)
8.250%	01/15/2015	250,000	297,500
Republic of Bulgaria
8.250%	01/15/2015	260,000	310,180
Republic of Colombia
7.375%	09/18/2037	541,000	577,518
Republic of Colombia
8.125%	05/21/2024	205,000	237,288
Republic of Colombia
10.750%	01/15/2013	310,000	380,525
Republic of Colombia COP (f)
11.750%	03/01/2010	111,000,000	58,672
Republic of Colombia COP (f)
12.000%	10/22/2015	1,731,000,000	959,410
Republic of Costa Rica
9.995%	08/01/2020	172,000	225,664
Republic of Egypt EGP (d) (f)
8.750%	07/18/2012	1,480,000	275,677
Republic of El Salvador (d)
7.625%	09/21/2034	178,000	204,700
Republic of El Salvador (d)
7.650%	06/15/2035	495,000	554,400
Republic of Germany EUR (f)
3.750%	07/04/2013	1,295,000	1,938,901
Republic of Ghana (d)
8.500%	10/04/2017	440,000	464,200
Republic of Guatemala (d)
10.250%	11/08/2011	108,000	125,820
Republic of Guatemala
10.250%	11/08/2011	132,000	153,780

Republic of Indonesia (d)
6.750%	03/10/2014	770,000	794,063
Republic of Indonesia
6.875%	01/17/2018	600,000	619,500
Republic of Indonesia (d)
7.250%	04/20/2015	785,000	832,100
Republic of Indonesia (d)
8.500%	10/12/2035	340,000	387,600
Republic of Panama
6.700%	01/26/2036	860,000	874,190
Republic of Panama
7.250%	03/15/2015	425,000	469,625
Republic of Panama
8.875%	09/30/2027	140,000	175,700
Republic of Panama
9.375%	04/01/2029	500,000	660,000
Republic of Peru PEN (f)
8.600%	08/12/2017	2,909,000	1,141,676
Republic of Peru PEN (f)
9.910%	05/05/2015	2,393,000	984,094
Republic of Poland PLN (f)
5.000%	10/24/2013	1,850,000	731,785
Republic of Poland PLN (f)
5.750%	09/23/2022	445,000	183,748
Republic of the Philippines
7.750%	01/14/2031	246,000	276,750
Republic of the Philippines
9.000%	02/15/2013	650,000	750,750
Republic of Turkey
6.750%	04/03/2018	1,545,000	1,595,213
Republic of Turkey
7.000%	09/26/2016	1,195,000	1,270,036
Republic of Turkey
7.250%	03/15/2015	1,045,000	1,127,294
Republic of Turkey TRY (f)
0.000%	08/13/2008	875,000	686,455
Republic of Turkey TRY (f)
16.000%	03/07/2012	4,590,000	4,095,182
Republic of Uruguay
7.625%	03/21/2036	380,000	400,330
Republic of Uruguay
8.000%	11/18/2022	905,000	999,120
Republic of Uruguay UYU (f)
4.250%	04/05/2027	7,600,000	367,174
Republic of Uruguay UYU (f)
5.000%	09/14/2018	7,520,000	426,503
Santa Fe de Bogota DC, COP (d) (f)
9.750%	07/26/2028	445,000,000	204,277
State of Israel ILS (f)
7.500%	03/31/2014	3,255,000	987,273
United Kingdom Treasury GBP (f)
5.750%	12/07/2009	1,720,000	3,514,638
United Kingdom Treasury GBP (f)
6.000%	12/07/2028	1,085,000	2,598,501
			102,938,721

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $96,898,057)			102,938,721

STRUCTURED OBLIGATIONS — 6.0%
Citigroup Drtb. Credit Linked Nts.
0.000%	11/07/2008	104,154	94,908
Citigroup Egypt Credit Linked Nts.
0.000%	07/10/2008	265,385	262,686
Citigroup Egypt Treasury Bill
0.000%	02/05/2009	2,120,000	361,187
Citigroup Funding, Inc. Unsec. Credit Linked Nts. (d)
0.000%	02/21/2008 - 03/20/2008	603,682	619,888
Citigroup Funding, Inc. Unsec. Credit Linked Nts.
0.000	05/12/2008	195,652	180,309
Citigroup Funding, Inc. Unsec. Credit Linked Nts. (d)
15.000%	03/12/2012	238,031	230,071
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts.
22.000%	10/03/2011	98,802	118,003
Citigroup Global Markets Holdings, Inc., Republic of Colombia Unsec. Credit Linked Nts. (d)
11.000%	07/27/2020	128,592	167,923
Citigroup Global Markets Holdings, Inc., Republic of Egypt Unsec. Credit Linked Nts. (d)
0.000%	02/16/2008	163,286	174,100
Citigroup Global Markets Holdings, Inc., Republic of Nigeria Unsec. Credit Linked Nts. (d)
0.000%	03/01/2011 - 04/04/2011	928,328	1,189,404
Citigroup Global Markets Holdings, Inc., Ukraine Unsec. Credit Linked Nts. (d)
0.000%	01/04/2010	58,772	51,857
Citigroup, Credit Linked Nts.
0.000%	08/11/2008	217,523	200,548
Coriolanus Ltd. BRL (d) (f)
0.000%	12/31/2017	3,300,000	1,290,555
Coriolanus Ltd. VRN (d)
0.000%	08/10/2010	400,000	319,000
Credit & Repackaged Securities Ltd. (d)
0.000%	02/08/2037	4,000,000	294,560
Credit & Repackaged Securities Ltd. (d)
7.000%	03/29/2017	3,500,000	657,580
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts., UAH (f)
0.000%	12/30/2009	1,765,000	382,084
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts., UAH (f)
11.940%	12/30/2009	2,650,000	575,540
Credit Suisse International, Russian Federation Credit Linked Nts. RUB (f)
8.590%	05/20/2010	15,100,000	590,143
Dominican Republic
0.000%	05/12/2008	89,157	84,717
Dresdner Bank AG VRN
0.000%	12/12/2011	200,000	215,260

Eirles Two Ltd. FRN (d)
6.482%	04/30/2012	800,000	634,400
Eirles Two Ltd. FRN
8.279%	04/20/2012	700,000	518,000
Eksportfinans A/S EUR (f)
3.500%	02/11/2011	2,350,000	3,499,435
Emblem Finance Co., Ltd. FRN (d)
8.941%	06/20/2010	340,000	346,630
JP Morgan Chase Bank (d)
0.000%	11/30/2012	367,142	333,096
JP Morgan Securities Ltd., Republic of Argentina Unsec. Credit Linked Nts.
0.000%	12/19/2011	1,610,006	535,702
JP Morgan Securities Ltd., Republic of Brazil Real Unsec. Credit Linked Nts., BRL (f)
0.000%	01/02/2015	8,326,000	1,998,741
JP Morgan Securities Ltd., Republic of Brazil Unsec. Credit Linked Nts.
0.000%	05/15/2045	290,000	259,023
JP Morgan Securities Ltd., Republic of Columbia Unsec. Credit Linked Nts.
0.000%	10/31/2016	1,437,872	625,831
JP Morgan Securities Ltd., Republic of Peru Unsec. Credit Linked Nts. (d) (f)
0.000%	09/02/2015	292,127	180,128
Lehman Brothers Holdings, Inc.
6.926%	02/05/2017	2,120,000	2,455,384
Lehman Brothers, Senegal, Unsec. Credit Linked Nts.
10.750%	05/15/2012	1,300,000	1,300,000
Morgan Stanley, Ukravtodor (d)
0.000%	10/15/2017	1,000,000	980,000
Morgan Stanley, Unsec. Credit Linked Nts. (d)
0.000%	01/05/2022	1,887,048	326,459
Morgan Stanley, Unsec. Credit Linked Nts. PEN (d) (e) (f)
6.250%	03/23/2017	716,000	222,241
Nielsen Finance LLC Co. STEP
0.000%	08/01/2016	180,000	126,000
Piazza Vittoria Finance FRN EUR (f)
4.454%	07/20/2010	209,417	311,069
Red Square Capital Ltd. RUB (d) (f)
0.000%	11/20/2008	10,000,000	390,005
Republic of Brazil
0.000%	02/20/2012	432,737	495,023
Republic of Egypt
0.000%	02/28/2008	238,852	265,369
Republic of Ghana (d)
0.000%	04/02/2010	534,233	503,995
Russian Federation
0.000%	12/02/2008	130,344	135,958
Russian Federation
7.500%	12/04/2008	291,806	290,969
UBS AG Stamford CT, Ghanaian Credit Linked Nts.
0.000%	12/21/2011	170,755	185,976
UBS AG, Nigerian, Unsec. Credit Linked Nts.
13.500%	09/18/2011	1,200,000	1,147,440
			26,127,197

TOTAL STRUCTURED OBLIGATIONS (Cost $24,461,531)			26,127,197

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.1%
— 24.0%
Collateralized Mortgage Obligations — 4.3%
FHLMC, Series 1360, Class PZ
7.500%	09/15/2022	245,952	245,501
FHLMC, Series 1628, Class LZ
6.500%	12/15/2023	488,785	512,143
FHLMC, Series 2035, Class PE IO
7.000%	03/15/2028	124,177	15,012
FHLMC, Series 2042, Class N
6.500%	03/15/2028	88,813	90,737
FHLMC, Series 2043, Class ZP
6.500%	04/15/2028	119,558	123,141
FHLMC, Series 2049, Class PL IO
7.000%	04/15/2028	766,392	78,418
FHLMC, Series 2055, Class ZM
6.500%	05/15/2028	57,741	60,023
FHLMC, Series 2080, Class Z
6.500%	08/15/2028	90,977	94,601
FHLMC, Series 2122, Class F FRN
4.686%	02/15/2029	201,518	202,148
FHLMC, Series 216, Class IO
6.000%	12/01/2031	75,321	16,381
FHLMC, Series 2177, Class SB IO
4.714%	08/15/2029	636,132	72,335
FHLMC, Series 224, Class IO
6.000%	03/01/2033	218,255	43,508
FHLMC, Series 2279, Class PK
6.500%	01/15/2031	114,712	118,930
FHLMC, Series 2344, Class FP FRN
5.186%	08/15/2031	113,291	115,400
FHLMC, Series 2401, Class FA FRN
4.886%	07/15/2029	354,159	356,878
FHLMC, Series 2410, Class PF FRN
5.216%	02/15/2032	327,988	333,922
FHLMC, Series 2412, Class GF FRN
5.186%	02/15/2032	245,422	249,673
FHLMC, Series 2427, Class ZM
6.500%	03/15/2032	162,873	169,567
FHLMC, Series 243, Class IO
6.000%	12/15/2032	115,795	24,452
FHLMC, Series 2435, Class EQ
6.000%	05/15/2031	214,586	217,839
FHLMC, Series 2451, Class FD FRN
5.236%	03/15/2032	83,094	84,743

FHLMC, Series 2453, Class BD
6.000%	05/15/2017	133,184	137,292
FHLMC, Series 2461, Class PZ
6.500%	06/15/2032	234,086	241,896
FHLMC, Series 2464, Class FI FRN
5.236%	02/15/2032	68,324	69,703
FHLMC, Series 2470, Class LF FRN
5.236%	02/15/2032	67,949	69,297
FHLMC, Series 2471, Class FD FRN
5.236%	03/15/2032	127,201	129,404
FHLMC, Series 2517, Class GF FRN
5.236%	02/15/2032	77,343	78,939
FHLMC, Series 2551, Class LF FRN
4.736%	01/15/2033	340,632	341,494
FHLMC, Series 2641, Class CE
3.500%	09/15/2025	99,036	99,034
FHLMC, Series 2676, Class KY
5.000%	09/15/2023	119,000	116,472
FHLMC, Series 2727, Class UA
3.500%	10/15/2022	49,038	48,672
FHLMC, Series 2736, Class DB
3.300%	11/15/2026	466,555	463,947
FHLMC, Series 2777, Class PJ
4.000%	05/15/2024	51,530	51,666
FHLMC, Series 2802, Class AS FRN
3.014%	04/15/2033	226,979	15,369
FHLMC, Series 2819, Class S IO FRN
3.364%	06/15/2034	485,920	46,919
FHLMC, Series 2920, Class S IO FRN
2.464%	01/15/2035	278,844	19,074
FHLMC, Series 2934, Class NA
5.000%	04/15/2024	151,998	154,139
FHLMC, Series 2939, Class PE
5.000%	02/15/2035	658,000	637,855
FHLMC, Series 3000, Class SE IO FRN
1.914%	07/15/2025	386,879	27,012
FHLMC, Series 3004, Class SB IO FRN
1.914%	07/15/2035	511,796	34,535
FHLMC, Series 3025, Class SJ FRN
9.217%	08/15/2035	23,255	27,558
FHLMC, Series 3094, Class HS FRN
8.850%	06/15/2034	85,253	100,124
FHLMC, Series 3110, Class SL
1.059%	02/15/2026	405,554	26,738
FHLMC, Series 3138, Class PA
5.500%	02/15/2027	897,843	916,862
FNMA, Series 1999-54, Class LH
6.500%	11/25/2029	164,421	170,855
FNMA, Series 2001-44, Class QC
6.000%	09/25/2016	295,152	305,352
FNMA, Series 2001-46, Class ZG
6.000%	09/25/2031	852,336	890,157
FNMA, Series 2001-51, Class OD
6.500%	10/25/2031	154,276	160,216

FNMA, Series 2001-68, Class FD FRN
3.876%	12/25/2031	890,261	892,177
FNMA, Series 2001-69, Class PF FRN
4.376%	12/25/2031	154,587	157,653
FNMA, Series 2001-70, Class LR (e)
6.000%	09/25/2030	11,218	11,244
FNMA, Series 2001-80, Class Z
6.000%	01/25/2032	166,227	173,604
FNMA, Series 2001-82, Class ZA
6.500%	01/25/2032	67,209	70,310
FNMA, Series 2001-T10, Class IO
0.450%	12/25/2041	5,373,187	43,688
FNMA, Series 2002-29, Class F FRN
4.376%	04/25/2032	72,705	74,065
FNMA, Series 2002-60, Class FH FRN
4.376%	08/25/2032	195,323	198,864
FNMA, Series 2002-64, Class FJ FRN
4.376%	04/25/2032	22,883	23,331
FNMA, Series 2002-66, Class FG FRN
4.376%	09/25/2032	491,784	500,620
FNMA, Series 2002-68, Class FH FRN
4.489%	10/18/2032	66,562	66,725
FNMA, Series 2002-89, Class S FRN
4.824%	01/25/2033	124,668	14,596
FNMA, Series 2002-9, Class PC
6.000%	03/25/2017	131,671	135,512
FNMA, Series 2003-116, Class FA FRN
3.776%	11/25/2033	31,579	31,525
FNMA, Series 2003-118, Class S, IO
4.270%	12/25/2033	351,304	52,072
FNMA, Series 2003-13, Class IO
7.000%	03/25/2033	154,372	30,008
FNMA, Series 2003-130, Class CS FRN
7.348%	12/25/2033	205,321	209,032
FNMA, Series 2003-17, Class EQ
5.500%	03/25/2023	403,000	405,591
FNMA, Series 2003-23, Class EQ
5.500%	04/25/2023	331,000	333,020
FNMA, Series 2003-33, Class SP IO FRN
4.874%	05/25/2033	192,359	22,961
FNMA, Series 2003-4, Class S IO FRN
4.874%	02/25/2033	98,382	11,317
FNMA, Series 2003-81, Class NB
4.500%	11/25/2014	490,000	494,918
FNMA, Series 2003-81, Class PU
4.000%	03/25/2025	115,669	116,001
FNMA, Series 2003-84, Class AJ
3.000%	04/25/2013	97,440	96,649
FNMA, Series 2003-84, Class GC
4.500%	05/25/2015	590,000	595,908
FNMA, Series 2003-84, Class PW
3.000%	06/25/2022	40,296	40,092
FNMA, Series 2004-101, Class BG
5.000%	01/25/2020	155,000	155,542

FNMA, Series 2004-52, Class JR
4.500%	07/25/2024	211,840	213,171
FNMA, Series 2004-W9, Class 2A2
7.000%	02/25/2044	65,866	71,334
FNMA, Series 2005-100, Class BQ
5.500%	11/25/2025	110,000	110,647
FNMA, Series 2005-105, Class SA
1.828%	12/25/2035	1,456,962	103,972
FNMA, Series 2005-40, Class SA, IO FRN
3.324%	05/25/2035	807,070	60,074
FNMA, Series 2005-40, Class SB, IO FRN
3.374%	05/25/2035	212,289	11,547
FNMA, Series 2005-59, Class NQ FRN
8.434%	05/25/2035	151,587	155,755
FNMA, Series 2005-71, Class DB
4.500%	08/25/2035	190,000	186,209
FNMA, Series 2005-71, Class SA, IO FRN
3.374%	08/25/2025	243,789	21,758
FNMA, Series 2005-85, Class SA
1.278%	10/25/2035	2,075,117	140,013
FNMA, Series 2005-87, Class SE IO FRN
2.674%	10/25/2035	1,581,088	98,651
FNMA, Series 2005-87, Class SG IO FRN
3.324%	10/25/2035	1,169,070	94,537
FNMA, Series 2006-11, Class PS FRN
12.187%	03/25/2036	111,392	133,752
FNMA, Series 2006-119, Class MS FRN
3.324%	12/25/2036	117,643	9,361
FNMA, Series 2006-33, Class SP IO FRN
3.824%	05/25/2036	2,007,721	200,778
FNMA, Series 2006-43, Class SJ FRN
3.214%	06/25/2036	1,852,067	151,448
FNMA, Series 2006-44, Class 0A
5.500%	12/25/2026	254,033	259,733
FNMA, Series 2006-46, Class SW FRN
11.820%	06/25/2036	145,533	173,122
FNMA, Series 2006-50, Class KS FRN
11.820%	06/25/2036	127,699	143,212
FNMA, Series 2006-50, Class SK FRN
11.820%	06/25/2036	154,828	172,892
FNMA, Series 2006-57, Class PA
5.500%	08/25/2027	343,800	350,729
FNMA, Series 2006-75, Class SA IO FRN
3.094%	08/25/2036	236,151	20,115
FNMA, Series 2006-90, Class SX FRN
3.854%	09/25/2036	506,975	45,604
FNMA, Series 254, Class 2 IO
7.500%	01/01/2024	345,284	78,458
FNMA, Series 319, Class IO
6.500%	02/01/2032	1,072,771	213,598
FNMA, Series 321, Class 2 IO
6.500%	04/01/2032	296,446	58,833
FNMA, Series 324, Class 2 IO
6.500%	07/01/2032	202,216	35,661
FNMA, Series 331, Class 5
6.000%	02/01/2033	315,595	54,168

FNMA, Series 334, Class 5
5.500%	05/01/2033	185,350	35,497
FNMA, Series 339, Class 7
5.500%	07/01/2033	633,123	124,975
FNMA, Series 342, Class IO
6.000%	10/01/2033	219,043	43,119
FNMA, Series 344, Class 2 IO
6.000%	12/01/2033	450,656	89,134
GNMA, Series 2000-12, Class ZA
8.000%	02/16/2030	921,857	1,012,166
GNMA, Series 2001-62, Class KZ
6.500%	12/16/2031	349,676	366,356
Total Collateralized Mortgage Obligations			18,603,337

Pass-Through Securities — 19.7%
FHLMC
3.375%	04/15/2009	6,240,000	6,287,861
FHLMC
4.500%	05/01/2019	781,426	783,105
FHLMC
5.000%	08/01/2033 - 12/01/2034	1,998,502	1,959,137
FHLMC (e)
5.250%	05/21/2009	6,100,000	6,301,191
FHLMC
5.500%	11/15/2025	486,143	494,629
FHLMC
6.000%	07/01/2024 - 03/01/2033	391,866	404,140
FHLMC
6.500%	04/01/2018 - 06/01/2035	2,124,192	2,219,914
FHLMC
7.000%	03/01/2031 - 10/01/2031	133,032	143,143
FHLMC
7.500%	02/01/2032	30,880	33,010
FHLMC
8.500%	08/01/2031	18,407	19,989
FNMA
3.250%	02/10/2010	3,270,000	3,306,599
FNMA
3.625%	02/12/2013	2,000,000	2,018,747
FNMA
4.500%	05/01/2018 - 08/01/2020	4,429,142	4,447,046
FNMA
4.625%	10/25/2012	2,990,000	3,153,546
FNMA
5.000%	12/01/2017 - 09/01/2035	14,450,052	14,522,457
FNMA
5.296%	10/01/2036	3,373,472	3,476,326
FNMA
5.500%	02/01/2022 - 11/01/2034	17,574,436	17,855,920
FNMA
6.000%	06/01/2017 - 08/01/2035	4,123,934	4,182,895
FNMA
6.500%	05/01/2017 - 10/01/2034	1,645,714	1,725,435

FNMA
7.000%	11/01/2017 - 04/01/2034	1,380,244	1,476,858
FNMA
7.500%	02/01/2027 - 03/01/2033	782,458	857,561
FNMA Interest Strip
6.000%	03/01/2033	304,446	51,616
FNMA Principal Strip
0.000%	07/01/2032	50,495	42,427
FNMA TBA (g)
5.000%	02/01/2038	1,986,000	1,976,380
FNMA TBA (g)
5.500%	02/01/2023	350,000	358,285
FNMA TBA (g)
6.000%	02/01/2023 - 02/01/2038	6,229,000	6,407,766
GNMA
13.000%	10/15/2015	70,639	82,651
GNMA
13.500%	06/15/2015	93,171	109,195
Resolution Funding Corp. Principal Strip
	01/15/2021	1,955,000	1,087,737
Total Pass-Through Securities			85,785,566
Total			104,388,903

U.S. Government Agencies — 0.1%
Pass-Through Securities
FNMA
5.500%	11/01/2033	622,024	631,865

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $102,190,578)			105,020,768

TOTAL BONDS & NOTES (Cost $337,388,594)			345,809,124

	Principal
	Amount	Market Value
OPTIONS — 0.0%
Lehman Brothers Holdings, Inc. Expires 2/12/2008, Strike 112.35	381,000,000	396

TOTAL OPTIONS (Cost $40,356)		396

TOTAL LONG TERM INVESTMENTS (Cost $342,888,296)		351,018,679

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 17.6%
Cash Equivalents — 1.3% (i)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	36,704	36,704

ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	48,938	48,938
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	97,876	97,876
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	122,345	122,345
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	97,876	97,876
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	171,283	171,283
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	97,876	97,876
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	73,407	73,407
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	61,173	61,173
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	73,407	73,407
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	73,407	73,407
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	122,345	122,345
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	97,876	97,876
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	414,750	414,750
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	97,876	97,876
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	110,111	110,111
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	73,407	73,407
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	73,407	73,407
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	122,345	122,345
General Electric Capital Corp.
3.888%	03/20/2008	108,379	108,379
General Electric Capital Corp.
4.004%	02/15/2008	72,539	72,539
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	97,876	97,876
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	61,173	61,173
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	122,345	122,345
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	122,345	122,345
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	122,345	122,345

National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	61,173	61,173
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	122,345	122,345
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	48,938	48,938
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	97,876	97,876
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	73,407	73,407
Reserve Primary Money Market Fund (h)
		255,767	255,767
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	429,431	429,431
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	122,345	122,345
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	61,173	61,173
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	85,642	85,642
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	97,876	97,876
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	85,642	85,642
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	110,111	110,111
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	400,563	400,563
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	134,580	134,580
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	97,876	97,876
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	122,345	122,345
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	122,345	122,345
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	97,876	97,876
			5,400,722
Discount Notes — 9.3%
FHLMC
4.500%	02/25/2008	38,990,000	38,883,230
FHLMC
4.945%	02/04/2008	1,750,000	1,749,278
			40,632,508
Repurchase Agreements — 6.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (j)
		30,088,388	30,088,387
U.S. Treasury Bills — 0.1%
Treasury Bill (c) (e)
3.700%	02/07/2008	490,000	489,698

Treasury Bill (c) (e)
11.577%	02/07/2008	110,000	109,788
			599,486

TOTAL SHORT-TERM INVESTMENTS (Cost $76,721,103)			76,721,103

TOTAL INVESTMENTS — 98.3% (Cost $419,609,399) (k)			$427,739,782

Other Assets/(Liabilities) — 1.7%			7,480,549

NET ASSETS — 100.0%			$435,220,331

Notes to Portfolio of Investments
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
DKK - Danish Krone
EGP - Egyptian Pound
EUR - Euro
FRN - Floating Rate Note
GBP - British Pound
ILS - Israeli Shekel
JPY - Japanese Yen
MXN - Mexican Peso
MYR - Malaysian Ringgit
NGN - Nigeria Naira
PEN - Peruvian New Sol
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Ruble
STEP - Step Up Bond
TBA - To Be Announced
TRY - New Turkish Lira
UAH - Ukraine Hryvnia
UYU - Uruguay Peso
VRN - Variable Rate Note

(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Denotes all or a portion of security on loan. (Note 2).
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers . At January 31, 2008, these securities amounted to a value of $45,894,057 or 10.5% of net assets.

(e)	This security is held as collateral for open futures contracts. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(h)	Principal amount represents shares owned of the fund.
(i)	Represents investments of security lending collateral. (Note 2).
(j)

Maturity value of $30,089,725. Collateralized by U.S. Government Agency obligations with rates ranging from 3.876% to 5.875%, maturity dates ranging from 4/15/2023 to 9/25/2031, and an aggregate market value, including accrued interest of $30,692,934.

(k)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier High Yield Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 96.4%
CORPORATE DEBT — 96.4%
Advertising — 0.8%
RH Donnelley Corp.
8.875%	01/15/2016	1,700,000	1,457,750

Aerospace & Defense — 2.7%
L-3 Communications Corp.
6.125%	07/15/2013	3,805,000	3,757,437
TransDigm, Inc.
7.750%	07/15/2014	1,000,000	1,005,000
			4,762,437
Automotive & Parts — 8.1%
Affinia Group, Inc.
9.000%	11/30/2014	3,975,000	3,517,875
The Goodyear Tire & Rubber Co. (b)
9.000%	07/01/2015	1,495,000	1,562,275
Lear Corp., Series B
8.750%	12/01/2016	3,800,000	3,382,000
Tenneco Automotive, Inc. (a)
8.125%	11/15/2015	375,000	373,125
Tenneco Automotive, Inc. (b)
8.625%	11/15/2014	2,300,000	2,219,500
Titan International, Inc.
8.000%	01/15/2012	425,000	398,437
United Components, Inc.
9.375%	06/15/2013	2,850,000	2,650,500
			14,103,712
Building Materials — 1.2%
Interline Brands, Inc.
8.125%	06/15/2014	2,150,000	2,096,250

Chemicals — 0.2%
Innophos, Inc. STEP
8.875%	08/15/2014	325,000	319,313

Coal — 1.1%
Peabody Energy Corp.
6.875%	03/15/2013	1,950,000	1,935,375

Commercial Services — 7.2%
ARAMARK Corp.
8.500%	02/01/2015	650,000	646,750
ARAMARK Corp. FRN
8.411%	02/01/2015	650,000	581,750
Cenveo Corp.
7.875%	12/01/2013	3,350,000	2,948,000
Great Lakes Dredge & Dock Corp.
7.750%	12/15/2013	1,970,000	1,812,400
Iron Mountain, Inc. (b)
8.750%	07/15/2018	2,650,000	2,782,500

1

Penhall International (a)
12.000%	08/01/2014	1,455,000	1,207,650
Rental Service Corp.
9.500%	12/01/2014	1,800,000	1,525,500
United Rentals
7.750%	11/15/2013	1,250,000	1,026,563
			12,531,113
Computers — 1.0%
Compucom Systems, Inc. (a)
12.500%	10/01/2015	1,770,000	1,699,200

Diversified Financial — 4.7%
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. (a) (b)
9.750%	04/01/2017	2,850,000	2,714,625
Hughes Network System LLC
9.500%	04/15/2014	1,975,000	1,955,250
KAR Holdings, Inc., (a)
10.000%	05/01/2015	2,100,000	1,753,500
Snoqualmie Ent Authority (a)
9.125%	02/01/2015	1,920,000	1,756,800
			8,180,175
Electric — 4.7%
Edison Mission Energy Corp.
7.750%	06/15/2016	1,815,000	1,851,300
Intergen NV (a)
9.000%	06/30/2017	2,000,000	2,085,000
NRG Energy, Inc.
7.375%	02/01/2016	1,900,000	1,835,875
Sierra Pacific Resources
6.750%	08/15/2017	600,000	606,865
Texas Competitive Electric Holdings Co. LLC (a)
10.250%	11/01/2015	1,930,000	1,896,225
			8,275,265
Electric Utilities — 1.7%
AES Corp.
8.000%	10/15/2017	2,865,000	2,922,300

Engineering & Construction — 1.0%
North American Energy Partners, Inc.
8.750%	12/01/2011	1,725,000	1,681,875

Entertainment — 2.9%
Diamond Jo LLC
8.750%	04/15/2012	900,000	901,125
Seneca Gaming Corp.
7.250%	05/01/2012	2,075,000	2,012,750
Tunica-Biloxi Gaming Authority (a)
9.000%	11/15/2015	2,175,000	2,164,125
			5,078,000

2

Environmental Controls — 2.8%
Allied Waste NA Series B (b)
7.375%	04/15/2014	2,870,000	2,776,725
Waste Services, Inc.
9.500%	04/15/2014	2,200,000	2,046,000
			4,822,725
Foods — 0.2%
Stater Brothers Holdings
7.750%	04/15/2015	350,000	329,000

Forest Products & Paper — 1.6%
Newark Group, Inc.
9.750%	03/15/2014	2,725,000	2,616,000
Rock-Tenn Co.
8.200%	08/15/2011	150,000	153,375
			2,769,375
Health Care - Services — 3.3%
Community Health Systems, Inc.
8.875%	07/15/2015	2,215,000	2,228,844
HCA, Inc.
9.250%	11/15/2016	3,450,000	3,618,188
			5,847,032
Holding Company - Diversified — 0.4%
Leucadia National Corp.
7.000%	08/15/2013	750,000	725,625

Home Furnishing — 2.2%
ALH Finance LLC/ALH Finance Corp.
8.500%	01/15/2013	4,120,000	3,831,600

Iron & Steel — 1.0%
Tube City IMS Corp.
9.750%	02/01/2015	1,955,000	1,759,500

Lodging — 3.6%
Boyd Gaming Corp.
7.125%	02/01/2016	2,345,000	2,016,700
MGM Mirage
5.875%	02/27/2014	2,870,000	2,597,350
Station Casinos, Inc.
6.625%	03/15/2018	2,600,000	1,670,500
			6,284,550
Machinery - Diversified — 0.8%
Stewart & Stevenson LLC
10.000%	07/15/2014	1,400,000	1,358,000

Manufacturing — 3.9%
Bombardier, Inc. (a)
8.000%	11/15/2014	2,850,000	2,978,250
Polypore, Inc.
8.750%	05/15/2012	3,600,000	3,384,000

3

SPX Corp. (a)
7.625%	12/15/2014	490,000	502,250
			6,864,500
Media — 7.2%
Cablevision Systems Corp., Series B
8.000%	04/15/2012	2,750,000	2,633,125
CCH I LLC (b)
11.125%	01/15/2014	6,245,000	3,153,725
Echostar DBS Corp.
6.625%	10/01/2014	1,660,000	1,620,575
Idearc, Inc.
8.000%	11/15/2016	1,580,000	1,414,100
Mediacom Broadband LLC
8.500%	10/15/2015	2,850,000	2,337,000
Quebecor Media, Inc. (a)
7.750%	03/15/2016	1,550,000	1,437,625
			12,596,150
Metal Fabricate & Hardware — 1.3%
Trimas Corp.
9.875%	06/15/2012	2,546,000	2,316,860

Metals & Mining — 0.4%
Steel Dynamics, Inc.
6.750%	04/01/2015	650,000	628,875

Mining — 1.1%
Freeport-McMoran Copper & Gold, Inc.
8.375%	04/01/2017	1,855,000	1,970,938

Oil & Gas — 10.2%
Brigham Exploration Co.
9.625%	05/01/2014	3,100,000	2,759,000
Chesapeake Energy Corp.
7.500%	06/15/2014	2,465,000	2,514,300
Clayton William Energy
7.750%	08/01/2013	1,750,000	1,505,000
Delta Petroleum Corp.
7.000%	04/01/2015	1,000,000	855,000
Mariner Energy, Inc.
8.000%	05/15/2017	2,810,000	2,683,550
Petrohawk Energy Corp.
9.125%	07/15/2013	2,850,000	2,942,625
Pride International, Inc.
7.375%	07/15/2014	1,270,000	1,308,100
Quicksilver Resources, Inc.
7.125%	04/01/2016	2,450,000	2,376,500
Southwestern Energy Co. (a)
7.500%	02/01/2018	850,000	873,375
			17,817,450
Oil & Gas Services — 0.9%
Basic Energy Services
7.125%	04/15/2016	1,600,000	1,504,000

4

Packaging & Containers — 4.0%
Graham Packaging Co. (b)
9.875%	10/15/2014	3,600,000	3,042,000
Packaging Dynamics Finance Corp. (a)
10.000%	05/01/2016	3,825,000	3,040,875
Pregis Corp. (b)
12.375%	10/15/2013	1,000,000	1,005,000
			7,087,875
Pipelines — 4.6%
Atlas Pipeline Partners LP
8.125%	12/15/2015	400,000	384,000
Dynegy Holdings, Inc.
8.375%	05/01/2016	2,720,000	2,645,200
Kinder Morgan Finance
5.700%	01/05/2016	2,600,000	2,304,832
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
6.875%	11/01/2014	1,390,000	1,313,550
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	350,000	357,369
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	700,000	739,320
Williams Cos., Inc.
7.125%	09/01/2011	250,000	266,250
			8,010,521
Telecommunications — 7.8%
Cincinnati Bell, Inc.
8.375%	01/15/2014	1,905,000	1,819,275
Intelsat Bermuda Ltd.
9.250%	06/15/2016	1,830,000	1,825,425
Nextel Communications
7.375%	08/01/2015	950,000	869,047
NTL Cable PLC
9.125%	08/15/2016	3,565,000	3,226,325
Qwest Corp.
7.875%	09/01/2011	2,780,000	2,866,875
Stratos Global Corp.
9.875%	02/15/2013	985,000	1,004,700
Time Warner Telecom Holdings, Inc.
9.250%	02/15/2014	2,000,000	2,000,000
			13,611,647
Transportation — 1.8%
Bristow Group, Inc. (a)
7.500%	09/15/2017	560,000	565,600
Quality Distribution LLC/QD Capital Corp.
9.000%	11/15/2010	1,665,000	1,365,300
Quality Distribution LLC/QD Capital Corp. FRN
8.758%	01/15/2012	1,325,000	1,152,750
			3,083,650

TOTAL BONDS & NOTES (Cost $180,712,045)			168,262,638

5

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 11.2%
Cash Equivalents (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	133,179	133,179
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	177,568	177,568
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	355,144	355,144
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	443,930	443,930
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	355,144	355,144
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	621,502	621,502
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	355,144	355,144
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	266,358	266,358
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	221,965	221,965
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	266,358	266,358
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	266,358	266,358
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	443,930	443,930
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	355,144	355,144
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	1,504,922	1,504,922
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	355,144	355,144
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	399,537	399,537
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	266,358	266,358
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	266,358	266,358
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	443,930	443,930
General Electric Capital Corp.
3.888%	03/20/2008	393,254	393,254
General Electric Capital Corp.
4.004%	02/15/2008	263,209	263,209
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	355,144	355,144

6

HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	221,965	221,965
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	443,930	443,930
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	443,930	443,930
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	443,930	443,930
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	221,965	221,965
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	443,930	443,930
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	177,572	177,572
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	355,144	355,144
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	266,358	266,358
Reserve Primary Money Market Fund (c)
		928,052	928,052
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	1,558,194	1,558,194
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	443,930	443,930
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	221,965	221,965
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	310,751	310,751
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	355,144	355,144
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	310,751	310,751
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	399,537	399,537
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	1,453,443	1,453,443
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	488,323	488,323
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	355,144	355,144
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	443,930	443,930
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	443,930	443,930
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	355,144	355,144
			19,596,542

TOTAL SHORT-TERM INVESTMENTS (Cost $19,596,542)			19,596,542

TOTAL INVESTMENTS — 107.6% (Cost $200,308,587) (e)			$187,859,180

Other Assets/(Liabilities) — (7.6%)			(13,281,754)

NET ASSETS — 100.0%			$174,577,426

7

Notes to Portfolio of Investments
FRN - Floating Rate Note
STEP - Step Up Bond

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to a value of $25,048,225 or 14.3% of net assets.

(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Premier International Bond Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 87.0%
CORPORATE DEBT — 15.3%
Banking, Savings & Loans
European Investment Bank AUD (a)
6.000%	08/14/2013	475,000	402,882
European Investment Bank GBP (a)
6.000%	12/07/2028	150,000	346,307
International Bank for Reconciliation & Development GBP (a)
5.400%	06/07/2021	100,000	210,628
KFW AUD (a)
5.500%	07/25/2016	600,000	486,576
KFW JPY (a)
2.050%	02/16/2026	25,000,000	235,491
LCR Finance PLC GBP (a)
4.750%	12/31/2010	370,000	737,909

TOTAL CORPORATE DEBT (Cost $2,352,892)			2,419,793

SOVEREIGN DEBT OBLIGATIONS — 71.7%

Bonos Y Oblig Del Estado EUR (a)
3.800%	01/31/2017	520,000	755,533
Bundesrepublik Deutschland EUR (a)
4.750%	07/04/2028	500,000	775,213
Bundesrepublik Deutschland EUR (a)
5.250%	07/04/2010	300,000	464,303
Buoni Poliennali Del Tes EUR (a)
2.750%	06/15/2010	360,000	525,084
Canada Housing Trust CAD (a)
4.550%	12/15/2012	605,000	626,398
Development Bank of Japan International JPY (a)
2.300%	03/19/2026	80,000,000	770,156
Finnish Government EUR (a)
5.000%	04/25/2009	500,000	755,112
French Republic EUR (a)
5.750%	10/25/2032	440,000	771,615
Hellenic Republic EUR (a)
8.600%	03/26/2008	480,000	717,537
Kingdom of the Netherlands EUR (a)
4.250%	07/15/2013	510,000	779,045
New South Wales Treasury Corp. AUD (a)
5.500%	08/01/2014 - 03/01/2017	925,000	767,343
Obrigacoes Do Tesouro EUR (a)
3.950%	07/15/2009	500,000	746,314
Poland Government Bond PLN (a)
6.250%	10/24/2015	1,825,000	772,972
Republic of Austria EUR (a)
4.650%	01/15/2018	500,000	778,467
Republic of Italy JPY (a)
0.650%	03/20/2009	25,000,000	234,631

1

United Kingdom Treasury GBP (a)
4.750%	03/07/2020	360,000	732,954
United Mexican States MXN (a)
8.000%	12/19/2013	1,750,000	164,547
United Mexican States MXN (a)
10.000%	12/05/2024	1,875,000	209,739
			11,346,963

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,838,838)			11,346,963

TOTAL BONDS & NOTES (Cost $13,191,730)			13,766,756

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.5%
Repurchase Agreements — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (b)
		116,799	116,799

Sovereign — 6.8%
German Treasury Bill EUR (a)
3.643%	02/13/2008	750,000	1,076,108

TOTAL SHORT-TERM INVESTMENTS (Cost $1,192,907)			1,192,907

TOTAL INVESTMENTS — 94.5% (Cost $14,384,637) (c)			$14,959,663

Other Assets/(Liabilities) — 5.5%			863,118

NET ASSETS — 100.0%			$15,822,781

Notes to Portfolio of Investments
AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
PLN - Polish Zloty

(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)

Maturity value of $116,804. Collateralized by a U.S. Government Agency obligation with a rate of 4.500%, maturity date of 12/01/2020 and an aggregate market value, including accrued interest, of $121,265.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Premier Balanced Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 61.6%
COMMON STOCK — 61.6%
Advertising — 0.1%
Omnicom Group, Inc.	5,000	226,850

Aerospace & Defense — 2.5%
Boeing Co.	13,900	1,156,202
General Dynamics Corp.	6,400	540,544
Goodrich Corp. (a)	1,400	87,570
L-3 Communications Holdings, Inc.	2,300	254,909
Lockheed Martin Corp.	6,300	679,896
Northrop Grumman Corp.	6,400	507,904
Raytheon Co.	8,100	527,634
Rockwell Collins, Inc.	1,300	82,160
United Technologies Corp.	8,300	609,303
		4,446,122
Agriculture — 1.4%
Altria Group, Inc.	30,400	2,304,928
Reynolds American, Inc.	1,700	107,661
UST, Inc.	3,100	161,076
		2,573,665
Apparel — 0.3%
Nike, Inc. Cl. B	5,900	364,384
Polo Ralph Lauren Corp.	300	18,177
VF Corp.	1,300	100,581
		483,142
Auto Manufacturers — 0.2%
Ford Motor Co. (a) (b)	40,000	265,600
General Motors Corp. (a)	3,500	99,085
		364,685
Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co. (b)	2,300	57,891
Johnson Controls, Inc.	8,500	300,645
		358,536
Banks — 3.1%
Bank of America Corp.	32,764	1,453,083
The Bank of New York Mellon Corp.	15,499	722,718
Capital One Financial Corp.	4,142	227,023
Comerica, Inc.	1,000	43,620
Fifth Third Bancorp	6,100	165,310
KeyCorp	4,300	112,445
M&T Bank Corp.	100	9,177
Marshall & Ilsley Corp.	2,900	80,910
Northern Trust Corp.	3,700	271,432
PNC Financial Services Group, Inc.	3,800	249,356
Regions Financial Corp.	197	4,972
State Street Corp.	4,200	344,904
SunTrust Banks, Inc.	2,300	158,585

1

Synovus Financial Corp.	100	1,321
U.S. Bancorp	19,700	668,815
Wachovia Corp.	1,790	69,685
Wells Fargo & Co.	28,900	982,889
Zions Bancorp (a)	600	32,844
		5,599,089
Beverages — 1.3%
Anheuser-Busch Cos., Inc.	7,600	353,552
The Coca-Cola Co.	17,600	1,041,392
Coca-Cola Enterprises, Inc.	4,200	96,894
Constellation Brands, Inc. Cl. A (b)	2,400	50,160
Molson Coors Brewing Co. Cl. B	1,100	49,137
The Pepsi Bottling Group, Inc.	4,700	163,795
PepsiCo, Inc.	9,200	627,348
		2,382,278
Biotechnology — 0.5%
Amgen, Inc. (b)	9,100	423,969
Biogen Idec, Inc. (b)	3,000	182,850
Genzyme Corp. (b)	2,400	187,512
Millipore Corp. (b)	500	35,075
		829,406
Building Materials — 0.1%
Masco Corp. (a)	4,600	105,478
Trane, Inc.	100	4,478
		109,956
Chemicals — 1.5%
Air Products & Chemicals, Inc.	1,800	162,036
The Dow Chemical Co.	7,700	297,682
Du Pont (E.I.) de Nemours & Co.	14,000	632,520
Eastman Chemical Co.	900	59,463
Hercules, Inc.	900	15,777
Monsanto Co.	10,200	1,146,888
Praxair, Inc.	2,500	202,275
The Sherwin-Williams Co.	1,500	85,815
Sigma-Aldrich Corp.	1,600	79,456
		2,681,912
Commercial Services — 0.6%
Apollo Group, Inc. Cl. A (b)	1,500	119,610
Convergys Corp. (b)	700	10,857
Donnelley (R.R.) & Sons Co.	3,500	122,115
Equifax, Inc.	1,500	55,635
McKesson Corp. (a)	5,900	370,461
Moody’s Corp. (a)	1,800	62,982
Western Union Co.	12,200	273,280
		1,014,940
Computers — 3.2%
Apple, Inc. (b)	11,000	1,488,960
Computer Sciences Corp. (b)	1,900	80,408
Electronic Data Systems Corp.	2,100	42,210

2

EMC Corp. (b)	37,600	596,712
Hewlett-Packard Co.	34,600	1,513,750
International Business Machines Corp.	16,500	1,771,110
Lexmark International, Inc. Cl. A (b)	400	14,484
Network Appliance, Inc. (b)	2,600	60,372
SanDisk Corp. (b)	1,600	40,720
Sun Microsystems, Inc. (b)	6,750	118,125
Teradata Corp. (b)	800	19,056
		5,745,907
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	4,200	323,400
The Estee Lauder Cos., Inc. Cl. A	1,000	42,200
The Procter & Gamble Co.	28,218	1,860,977
		2,226,577
Distribution & Wholesale — 0.0%
Genuine Parts Co.	700	30,751
W.W. Grainger, Inc.	800	63,656
		94,407
Diversified Financial — 3.2%
American Express Co.	12,300	606,636
Ameriprise Financial, Inc.	2,540	140,487
The Charles Schwab Corp.	13,100	292,130
Citigroup, Inc.	16,600	468,452
CME Group, Inc.	500	309,450
Discover Financial Services	14,650	256,375
Fannie Mae	300	10,158
Federated Investors, Inc. Cl. B	1,100	46,827
Franklin Resources, Inc.	800	83,384
Freddie Mac	200	6,078
The Goldman Sachs Group, Inc.	7,700	1,545,929
IntercontinentalExchange, Inc. (b)	700	97,972
JP Morgan Chase & Co.	29,500	1,402,725
Janus Capital Group, Inc. (a)	400	10,804
Legg Mason, Inc.	600	43,200
Lehman Brothers Holdings, Inc.	6,000	385,020
SLM Corp.	100	2,175
T. Rowe Price Group, Inc.	2,100	106,239
		5,814,041
Electric — 2.0%
AES Corp. (b)	100	1,908
Ameren Corp.	100	4,481
American Electric Power Co., Inc.	4,700	201,301
CenterPoint Energy, Inc.	3,600	57,636
Consolidated Edison, Inc.	4,200	183,036
Constellation Energy Group, Inc.	1,000	93,960
Dominion Resources, Inc.	2,900	124,700
DTE Energy Co.	2,200	93,830
Duke Energy Corp.	25,264	471,426
Edison International	6,400	333,824
Entergy Corp.	1,600	173,088
Exelon Corp.	5,500	419,045

3

FirstEnergy Corp.	2,600	185,172
FPL Group, Inc.	3,300	212,784
PG&E Corp. (a)	100	4,104
Pinnacle West Capital Corp.	2,100	80,682
PPL Corp.	3,000	146,760
Progress Energy, Inc.	3,100	140,027
Public Service Enterprise Group, Inc.	3,800	364,800
Southern Co.	6,400	232,640
Teco Energy, Inc.	1,000	16,670
Xcel Energy, Inc.	4,500	93,555
		3,635,429
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	14,500	737,180
Molex, Inc.	1,100	26,444
		763,624
Electronics — 0.3%
Agilent Technologies, Inc. (b)	2,800	94,948
Applera Corp. - Applied Biosystems Group	1,500	47,295
Jabil Circuit, Inc.	100	1,325
PerkinElmer, Inc.	1,700	42,313
Thermo Fisher Scientific, Inc. (b)	3,900	200,811
Tyco Electronics Ltd.	3,547	119,924
Waters Corp. (b)	1,100	63,195
		569,811
Engineering & Construction — 0.2%
Fluor Corp.	1,100	133,837
Jacobs Engineering Group, Inc. (b)	1,900	145,236
		279,073
Environmental Controls — 0.2%
Allied Waste Industries, Inc. (b)	22,200	218,670
Waste Management, Inc.	2,900	94,076
		312,746
Financial Services — 1.4%
SPDR Trust Series 1 (a)	19,000	2,604,900

Foods — 0.9%
ConAgra Foods, Inc.	2,500	53,825
General Mills, Inc.	3,100	169,291
Heinz (H. J.) Co.	2,600	110,656
The Hershey Co. (a)	800	28,960
Kellogg Co.	1,800	86,220
Kraft Foods, Inc. Cl. A	13,200	386,232
The Kroger Co.	12,400	315,580
Sara Lee Corp.	6,100	85,766
SuperValu, Inc. (c)	2,900	87,174
Sysco Corp.	6,100	177,205
Tyson Foods, Inc. Cl. A	3,500	49,875
Wrigley (Wm.) Jr. Co.	1,700	97,631
		1,648,415

4

Forest Products & Paper — 0.2%
International Paper Co.	3,600	116,100
MeadWestvaco Corp.	1,500	42,000
Temple-Inland, Inc.	1,000	18,750
Weyerhaeuser Co.	1,800	121,896
		298,746
Gas — 0.2%
Nicor, Inc. (a)	1,200	49,200
NiSource, Inc.	1,400	26,586
Sempra Energy	4,000	223,600
		299,386
Hand & Machine Tools — 0.1%
The Black & Decker Corp.	1,000	72,540
Snap-on, Inc.	600	29,472
The Stanley Works	1,100	56,496
		158,508
Health Care - Products — 1.6%
Bard (C.R.), Inc. (a)	1,000	96,570
Baxter International, Inc.	10,000	607,400
Becton, Dickinson & Co.	1,200	103,836
Boston Scientific Corp. (b)	11,200	135,856
Covidien Ltd.	2,600	116,038
Johnson & Johnson	28,400	1,796,584
Medtronic, Inc.	900	41,913
Patterson Cos., Inc. (b)	100	3,204
Zimmer Holdings, Inc. (b)	100	7,827
		2,909,228
Health Care - Services — 0.9%
Aetna, Inc.	6,500	346,190
Coventry Health Care, Inc. (b)	950	53,751
Humana, Inc. (b)	1,900	152,570
Laboratory Corp. of America Holdings (b)	100	7,388
Quest Diagnostics, Inc.	1,500	73,980
UnitedHealth Group, Inc.	12,300	625,332
WellPoint, Inc. (b)	4,000	312,800
		1,572,011
Holding Company - Diversified — 0.0%
Leucadia National Corp.	800	35,336

Home Builders — 0.1%
Centex Corp.	1,700	47,226
D.R. Horton, Inc.	2,200	37,950
KB Home (a)	1,400	38,500
Lennar Corp. Cl. A (a)	900	18,540
		142,216
Home Furnishing — 0.0%
Harman International Industries, Inc. (a)	100	4,657
Whirlpool Corp.	500	42,555
		47,212

5

Household Products — 0.3%
Avery Dennison Corp.	400	20,728
The Clorox Co.	1,800	110,376
Fortune Brands, Inc.	2,000	139,840
Kimberly-Clark Corp.	3,400	223,210
		494,154
Housewares — 0.0%
Newell Rubbermaid, Inc.	3,700	89,244

Insurance — 3.2%
ACE Ltd.	5,000	291,700
AFLAC, Inc.	4,000	245,320
Allstate Corp.	4,900	241,423
American International Group, Inc.	9,000	496,440
Aon Corp.	4,500	195,840
Assurant, Inc.	1,100	71,379
Chubb Corp.	8,000	414,320
Cigna Corp.	5,000	245,800
Cincinnati Financial Corp.	1,514	58,350
Genworth Financial, Inc. Cl. A	3,400	82,756
The Hartford Financial Services Group, Inc.	6,300	508,851
Lincoln National Corp.	1,406	76,430
Loews Corp.	3,700	172,753
Metlife, Inc.	11,600	684,052
Principal Financial Group, Inc. (a)	2,200	131,142
Progressive Corp.	6,100	113,216
Prudential Financial, Inc.	9,200	776,204
Safeco Corp.	500	26,685
Torchmark Corp.	1,500	91,590
St. Paul Travelers Companies	13,122	631,168
Unum Group	7,300	165,126
XL Capital Ltd. Cl. A	3,700	166,500
		5,887,045
Internet — 1.4%
Amazon.com, Inc. (a) (b)	6,500	505,050
eBay, Inc. (b)	21,100	567,379
Expedia, Inc. (b)	5,700	131,214
Google, Inc. Cl. A (b)	1,600	902,880
IAC/InterActiveCorp (b)	1,800	46,692
Symantec Corp. (b)	6,100	109,373
VeriSign, Inc. (b)	1,900	64,448
Yahoo!, Inc. (b)	8,900	170,702
		2,497,738
Investment Companies — 0.1%
American Capital Strategies Ltd. (a)	3,400	119,578

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	800	56,320
Nucor Corp.	2,500	144,500
United States Steel Corp. (a)	1,000	102,110
		302,930

6

Leisure Time — 0.0%
Carnival Corp.	2,200	97,878

Lodging — 0.0%
Marriott International, Inc. Cl. A	200	7,192
Starwood Hotels & Resorts Worldwide, Inc.	1,000	45,250
Wyndham Worldwide Corp.	1,440	33,927
		86,369
Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	5,300	377,042
Terex Corp. (b)	100	5,876
		382,918
Machinery - Diversified — 0.3%
Deere & Co.	4,600	403,696
The Manitowoc Co., Inc.	900	34,308
Rockwell Automation, Inc.	2,100	119,742
		557,746
Manufacturing — 2.8%
3M Co.	3,400	270,810
Cooper Industries Ltd. Cl. A	2,600	115,804
Danaher Corp.	1,900	141,455
Dover Corp.	900	36,324
Eastman Kodak Co. (a)	4,600	91,678
Eaton Corp.	1,900	157,244
General Electric Co.	68,600	2,429,126
Honeywell International, Inc.	10,700	632,049
Illinois Tool Works, Inc.	3,100	156,240
Ingersoll-Rand Co. Ltd. Cl. A	2,900	114,608
ITT Corp.	2,300	136,689
Leggett & Platt, Inc.	2,700	51,354
Pall Corp.	1,600	59,024
Parker Hannifin Corp.	3,150	212,972
Textron, Inc.	3,500	196,175
Tyco International Ltd.	7,147	281,306
		5,082,858
Media — 1.3%
CBS Corp. Cl. B	7,600	191,444
Clear Channel Communications, Inc.	9,900	304,029
Gannett Co., Inc.	100	3,700
The McGraw-Hill Companies, Inc.	4,000	171,040
Meredith Corp.	2,000	93,980
New York Times Co. Cl. A (a)	2,300	38,502
News Corp., Inc. Cl. A	11,500	217,350
The Scripps (E.W.) Co. Cl. A	700	28,504
Time Warner, Inc.	32,200	506,828
Viacom, Inc. Cl. B (b)	13,700	531,012
The Walt Disney Co.	9,800	293,314
		2,379,703

7

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	1,000	113,800

Mining — 0.5%
Alcoa, Inc.	7,400	244,940
Freeport-McMoran Copper & Gold, Inc.	7,506	668,259
Vulcan Materials Co.	100	7,846
		921,045
Office Equipment/Supplies — 0.1%
Xerox Corp. (a)	13,600	209,440

Oil & Gas — 6.2%
Anadarko Petroleum Corp.	4,200	246,078
Apache Corp.	3,600	343,584
Chesapeake Energy Corp.	3,700	137,751
Chevron Corp.	19,385	1,638,033
ConocoPhillips	23,374	1,877,400
Devon Energy Corp.	3,700	314,426
Exxon Mobil Corp. (c)	52,500	4,536,000
Hess Corp.	2,300	208,909
Marathon Oil Corp.	6,000	281,100
Murphy Oil Corp.	1,000	73,540
Nabors Industries Ltd. (b)	300	8,166
Noble Corp.	2,600	113,802
Noble Energy, Inc.	2,500	181,450
Occidental Petroleum Corp.	12,500	848,375
Tesoro Corp.	1,500	58,575
Valero Energy Corp.	5,900	349,221
		11,216,410
Oil & Gas Services — 0.9%
BJ Services Co.	100	2,175
National Oilwell Varco, Inc. (b)	8,000	481,840
Schlumberger Ltd.	11,700	882,882
Transocean, Inc. (b)	2,900	355,540
		1,722,437
Packaging & Containers — 0.1%
Ball Corp.	1,800	82,602
Bemis Co., Inc.	800	21,744
		104,346
Pharmaceuticals — 4.0%
Abbott Laboratories	13,100	737,530
Allergan, Inc.	1,500	100,785
AmerisourceBergen Corp.	2,600	121,290
Bristol-Myers Squibb Co.	30,400	704,976
Eli Lilly & Co.	12,800	659,456
Express Scripts, Inc. (b)	4,300	290,207
Forest Laboratories, Inc. (b)	2,700	107,379
Hospira, Inc. (b)	1,300	53,443
King Pharmaceuticals, Inc. (b)	3,300	34,617
Medco Health Solutions, Inc. (b)	9,600	480,768
Merck & Co., Inc.	21,700	1,004,276
Pfizer, Inc.	99,200	2,320,288

8

Schering-Plough Corp.	500	9,785
Watson Pharmaceutical, Inc. (b)	3,700	96,607
Wyeth	11,400	453,720
		7,175,127
Pipelines — 0.2%
Questar Corp.	1,400	71,274
Spectra Energy Corp.	3,200	73,088
The Williams Cos., Inc.	5,900	188,623
		332,985
Real Estate — 0.0%
CB Richard Ellis Group, Inc. Cl. A (a) (b)	1,300	25,233
Forestar Real Estate Group, Inc. (b)	333	7,606
		32,839
Real Estate Investment Trusts (REITS) — 0.3%
Boston Properties, Inc. (a)	600	55,152
Equity Residential	4,200	157,122
Host Hotels & Resorts, Inc.	4,700	78,678
ProLogis (a)	2,500	148,375
Public Storage	1,000	78,250
Simon Property Group, Inc. (a)	100	8,733
		526,310
Retail — 2.7%
Abercrombie & Fitch Co. Cl. A	900	71,721
AutoNation, Inc. (b)	1,300	21,164
AutoZone, Inc. (b)	1,800	217,584
Best Buy Co., Inc.	4,000	195,240
Big Lots, Inc. (a) (b)	1,800	31,248
Circuit City Stores, Inc.	100	544
Costco Wholesale Corp.	5,400	366,876
CVS Caremark Corp.	14,477	565,616
Darden Restaurants, Inc.	1,200	33,984
Family Dollar Stores, Inc.	2,100	44,163
The Gap, Inc.	6,900	131,928
J.C. Penney Co., Inc.	100	4,741
Lowe’s Companies, Inc.	100	2,644
Macy’s, Inc.	4,700	129,908
McDonald’s Corp.	17,700	947,835
RadioShack Corp. (a)	14,200	246,370
Staples, Inc.	6,900	165,186
Tiffany & Co.	1,900	75,810
The TJX Cos., Inc.	6,000	189,360
Wal-Mart Stores, Inc.	23,700	1,205,856
Wendy’s International, Inc.	1,400	34,188
Yum! Brands, Inc.	8,100	276,696
		4,958,662
Savings & Loans — 0.1%
Guaranty Financial Group, Inc. (b)	333	4,629
Hudson City Bancorp, Inc.	5,900	96,642
Sovereign Bancorp, Inc. (a)	2,500	31,175
Washington Mutual, Inc. (a)	185	3,685
		136,131

9

Semiconductors — 1.9%
Advanced Micro Devices, Inc. (a) (b)	800	6,112
Analog Devices, Inc.	2,200	62,392
Applied Materials, Inc.	10,700	191,744
Broadcom Corp. Cl. A (b)	3,400	75,072
Intel Corp.	77,000	1,632,400
KLA-Tencor Corp.	1,200	50,136
Linear Technology Corp. (a)	2,100	58,107
LSI Corp. (b)	3,500	18,270
MEMC Electronic Materials, Inc. (b)	3,700	264,402
Micron Technology, Inc. (b)	400	2,812
National Semiconductor Corp.	3,400	62,662
Novellus Systems, Inc. (b)	2,900	68,904
Nvidia Corp. (b)	9,400	231,146
QLogic Corp. (b)	1,000	14,300
Teradyne, Inc. (b)	1,000	10,970
Texas Instruments, Inc.	19,600	606,228
Xilinx, Inc.	2,900	63,423
		3,419,080
Software — 2.7%
Adobe Systems, Inc. (b)	9,500	331,835
Autodesk, Inc. (b)	3,700	152,255
Automatic Data Processing, Inc.	6,900	279,933
BMC Software, Inc. (b)	4,100	131,364
CA, Inc.	6,162	135,749
Citrix Systems, Inc. (b)	1,800	62,316
Compuware Corp. (b)	20,100	170,850
Electronic Arts, Inc. (b)	100	4,737
Fiserv, Inc. (b)	1,300	66,781
IMS Health, Inc.	1,200	28,668
Intuit, Inc. (b)	2,400	73,656
Microsoft Corp.	79,700	2,598,220
Novell, Inc. (b)	2,300	14,628
Oracle Corp. (b)	43,900	902,145
Total System Services, Inc. (a)	48	1,109
		4,954,246
Telecommunications — 3.1%
American Tower Corp. Cl. A (b)	2,800	105,084
AT&T, Inc.	57,027	2,194,969
CenturyTel, Inc.	4,800	177,168
Ciena Corp. (a) (b)	1,300	35,269
Cisco Systems, Inc. (b)	55,200	1,352,400
Citizens Communications Co.	1,700	19,499
Corning, Inc.	12,400	298,468
Embarq Corp.	1,196	54,179
JDS Uniphase Corp. (a) (b)	125	1,301
Juniper Networks, Inc. (b)	9,200	249,780
Qwest Communications International, Inc. (a)	7,400	43,512
Tellabs, Inc. (b)	100	682
Verizon Communications, Inc.	24,968	969,757
Windstream Corp.	5,300	61,533
		5,563,601

10

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,100	54,537

Transportation — 1.0%
Burlington Northern Santa Fe Corp.	3,000	259,560
CSX Corp.	4,600	223,008
Norfolk Southern Corp.	2,300	125,097
Ryder System, Inc.	600	31,236
Union Pacific Corp.	3,400	425,102
United Parcel Service, Inc. Cl. B	10,500	768,180
		1,832,183

TOTAL COMMON STOCK (Cost $114,360,768)		111,479,494

TOTAL EQUITIES (Cost $114,360,768)		111,479,494

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers
Seagate Technology (b) (d)	5,100	0

TOTAL RIGHTS (Cost $0)		0

		Principal
		Amount	Market Value
BONDS & NOTES — 29.7%
ASSET BACKED SECURITIES — 0.1%
Electric
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	105,616	110,896

TOTAL ASSET BACKED SECURITIES (Cost $113,537)			110,896

CORPORATE DEBT — 11.9%
Agribusiness — 0.1%
Cargill, Inc.
5.200%	01/22/2013	150,000	151,236

Airlines — 0.0%
US Airways, Inc., Class B (d) (e)
7.500%	04/15/2008	434,841	4

Apparel — 0.1%
Kellwood Co.
7.625%	10/15/2017	15,000	12,375
Kellwood Co.
7.875%	07/15/2009	50,000	51,671

11

VF Corp.
6.450%	11/01/2037	80,000	75,462
			139,508
Auto Manufacturers — 0.3%
DaimlerChrysler NA Holding
4.050%	06/04/2008	530,000	530,759

Banking, Savings & Loans — 0.2%
Bear Stearns Co., Inc.
7.250%	02/01/2018	125,000	124,995
Merrill Lynch & Co.
5.450%	02/05/2013	200,000	200,311
			325,306
Banks — 0.5%
Bank of America Corp.
4.250%	10/01/2010	225,000	228,816
HSBC Holdings PLC
6.500%	09/15/2037	80,000	78,347
Wachovia Bank
6.600%	01/15/2038	165,000	163,893
Wachovia Corp.
5.300%	10/15/2011	165,000	169,416
Wells Fargo & Co.
4.125%	03/10/2008	125,000	124,991
Wells Fargo & Co.
4.375%	01/31/2013	150,000	149,960
			915,423
Beverages — 0.3%
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	75,000	75,309
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	30,000	32,557
Coca-Cola Co.
5.350%	11/15/2017	60,000	62,831
Constellation Brands, Inc.
8.000%	02/15/2008	55,000	55,000
Diageo Finance BV
3.875%	04/01/2011	35,000	34,694
Foster’s Finance Corp. (f)
6.875%	06/15/2011	225,000	245,010
			505,401
Building Materials — 0.1%
American Standard, Inc.
7.625%	02/15/2010	200,000	213,179

Chemicals — 0.3%
Cytec Industries, Inc.
5.500%	10/01/2010	90,000	93,349
Lubrizol Corp.
4.625%	10/01/2009	130,000	131,477
Lubrizol Corp.
5.875%	12/01/2008	90,000	91,397

12

Praxair, Inc.
5.250%	11/15/2014	135,000	139,564
Sensient Technologies
6.500%	04/01/2009	90,000	90,959
			546,746
Commercial Services — 0.3%
Deluxe Corp.
7.375%	06/01/2015	20,000	19,650
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	100,000	100,914
Equifax, Inc.
7.000%	07/01/2037	60,000	57,700
ERAC USA Finance Co. (f)
6.700%	06/01/2034	85,000	75,402
ERAC USA Finance Co. (f)
7.000%	10/15/2037	175,000	158,984
Valassis Communications, Inc.
6.625%	01/15/2009	150,000	148,687
			561,337
Computers — 0.0%
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	90,000	91,636

Diversified Financial — 2.0%
American Express Co.
6.150%	08/28/2017	50,000	51,622
American General Finance Corp.
6.500%	09/15/2017	50,000	49,859
American General Finance Corp.
6.900%	12/15/2017	150,000	153,580
American Honda Finance Corp. (f)
3.850%	11/06/2008	175,000	175,633
BlackRock, Inc.
6.250%	09/15/2017	100,000	105,918
Boeing Capital Corp., Ltd.
6.500%	02/15/2012	50,000	54,816
CIT Group, Inc.
5.125%	09/30/2014	120,000	99,498
CIT Group, Inc.
7.625%	11/30/2012	200,000	197,211
Citigroup, Inc.
5.500%	02/15/2017	115,000	114,720
Countrywide Home Loans, Inc. (a)
3.250%	05/21/2008	250,000	241,641
Eaton Vance Corp.
6.500%	10/02/2017	130,000	135,730
Emerald Investment Grade CBO Ltd. FRN (f)
5.365%	05/24/2011	235,218	232,278
Franklin Resources, Inc.
3.700%	04/15/2008	200,000	200,295
General Electric Capital Corp.
5.375%	10/20/2016	100,000	102,684

13

Glencore Funding LLC (f)
6.000%	04/15/2014	150,000	148,860
The Goldman Sachs Group, Inc.
5.625%	01/15/2017	130,000	129,155
The Goldman Sachs Group, Inc.
6.125%	02/15/2033	65,000	64,054
The Goldman Sachs Group, Inc.
6.750%	10/01/2037	65,000	63,768
Household Finance Corp.
4.125%	12/15/2008	250,000	250,756
Household Finance Corp.
6.375%	10/15/2011	125,000	130,923
HSBC Finance Corp.
5.900%	06/19/2012	65,000	67,173
Lazard Group LLC
6.850%	06/15/2017	75,000	73,725
Lazard Group LLC
7.125%	05/15/2015	95,000	96,193
Lehman Brothers Holdings, Inc.
6.200%	09/26/2014	55,000	56,604
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	110,000	107,026
Lehman Brothers Holdings, Inc.
7.000%	09/27/2027	25,000	25,338
Morgan Stanley
5.450%	01/09/2017	60,000	59,432
Residential Capital Corp.
7.625%	11/21/2008	145,000	111,650
SLM Corp.
5.000%	10/01/2013	65,000	56,028
Textron Financial Corp.
5.125%	11/01/2010	125,000	128,540
The Goldman Sachs Group, Inc.
5.950%	01/18/2018	100,000	103,202
			3,587,912
Electric — 1.4%
Allegheny Energy Supply Co. LLC (f)
8.250%	04/15/2012	75,000	80,250
Carolina Power & Light Co.
5.950%	03/01/2009	20,000	20,486
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	300,000	300,959
Consumers Energy Co.
4.400%	08/15/2009	55,000	55,228
Duke Energy Corp.
4.200%	10/01/2008	10,000	10,018
Entergy Gulf States, Inc.
5.250%	08/01/2015	275,000	267,239
Ipalco Enterprises, Inc.
8.375%	11/14/2008	255,000	258,825
Kansas Gas & Electric Co.
5.647%	03/29/2021	85,000	85,211
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	275,000	274,434

14

MidAmerican Funding LLC
6.750%	03/01/2011	45,000	48,971
Monongahela Power
6.700%	06/15/2014	110,000	118,732
Nevada Power Co., Series L
5.875%	01/15/2015	120,000	120,803
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	175,000	179,513
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	28,000	28,024
Tenaska Oklahoma (f)
6.528%	12/30/2014	124,057	131,461
TransAlta Corp.
5.750%	12/15/2013	250,000	257,666
Tri-State Generation & Transmission Association, Series 2003, Class A (f)
6.040%	01/31/2018	99,590	105,728
Tri-State Generation & Transmission Association, Series 2003, Class B (f)
7.144%	07/31/2033	135,000	145,478
Wisconsin Public Service Corp.
5.650%	11/01/2017	50,000	52,140
			2,541,166
Electrical Components & Equipment — 0.2%
Ametek, Inc.
7.200%	07/15/2008	280,000	284,022

Electronics — 0.1%
Thomas & Betts Corp.
6.625%	05/07/2008	75,000	75,514
Thomas & Betts Corp., Series B
6.390%	02/10/2009	55,000	56,532
			132,046
Environmental Controls — 0.1%
Allied Waste North America, Inc., Series B
5.750%	02/15/2011	110,000	106,150

Foods — 0.2%
Sara Lee Corp.
3.875%	06/15/2013	35,000	33,390
Smithfield Foods, Inc.
7.000%	08/01/2011	340,000	331,500
			364,890
Forest Products & Paper — 0.0%
Rock-Tenn Co.
5.625%	03/15/2013	25,000	23,062
Rock-Tenn Co.
8.200%	08/15/2011	55,000	56,237
			79,299

15

Gas — 0.2%
Australian Gas Light Co. Ltd. (f)
6.400%	04/15/2008	190,000	191,256
OAO Gazprom (f)
9.625%	03/01/2013	75,000	86,535
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	100,000	97,752
Southwest Gas Corp.
8.375%	02/15/2011	50,000	56,252
			431,795
Health Care - Products — 0.0%
Covidien International Finance SA (f)
6.550%	10/15/2037	60,000	61,166

Holding Company - Diversified — 0.2%
Leucadia National Corp.
7.750%	08/15/2013	350,000	350,000

Home Builders — 0.1%
Centex Corp.
7.875%	02/01/2011	65,000	62,481
D.R. Horton, Inc.
4.875%	01/15/2010	25,000	23,000
Lennar Corp., Series B
5.125%	10/01/2010	15,000	12,675
			98,156
Household Products — 0.1%
Kimberly-Clark Corp.
6.125%	08/01/2017	125,000	134,348

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000%	05/01/2010	100,000	99,309
Toro Co.
7.800%	06/15/2027	40,000	44,496
			143,805
Insurance — 0.0%
Lincoln National Corp.
6.300%	10/09/2037	50,000	48,431

Investment Companies — 0.0%
Xstrata Finance Canada (f)
5.800%	11/15/2016	45,000	42,953

Iron & Steel — 0.0%
Reliance Steel & Aluminum Co.
6.200%	11/15/2016	55,000	55,923

Lodging — 0.4%
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	100,000	89,750
Marriot International
6.200%	06/15/2016	180,000	181,617
MGM Mirage
6.000%	10/01/2009	60,000	59,700

16

MGM Mirage
6.750%	09/01/2012	200,000	192,500
Starwood Hotels & Resorts Worldwide, Inc.
6.250%	02/15/2013	35,000	35,743
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	105,000	113,246
			672,556
Machinery - Diversified — 0.1%
Briggs & Stratton Corp.
8.875%	03/15/2011	140,000	148,400
Idex Corp.
6.875%	02/15/2008	100,000	100,093
			248,493
Manufacturing — 0.3%
Bombardier, Inc. (f)
6.750%	05/01/2012	65,000	65,975
Cooper US, Inc.
6.100%	07/01/2017	90,000	95,001
Pentair, Inc.
7.850%	10/15/2009	175,000	185,767
Tyco Electronics Group SA (f)
6.000%	10/01/2012	45,000	47,212
Tyco Electronics Group SA (f)
6.550%	10/01/2017	40,000	42,082
Tyco Electronics Group SA (f)
7.125%	10/01/2037	50,000	52,904
			488,941
Media — 1.1%
Belo Corp.
8.000%	11/01/2008	100,000	101,774
Clear Channel Communications, Inc.
4.250%	05/15/2009	150,000	141,804
Cox Communications, Inc.
4.625%	01/15/2010	495,000	496,440
Cox Communications, Inc.
6.750%	03/15/2011	200,000	212,101
Dow Jones & Co., Inc.
3.875%	02/15/2008	220,000	220,032
Knight-Ridder, Inc.
7.125%	06/01/2011	30,000	26,673
Rogers Cable, Inc.
5.500%	03/15/2014	60,000	59,123
Scholastic Corp.
5.000%	04/15/2013	70,000	59,385
Shaw Communications, Inc.
8.250%	04/11/2010	190,000	198,550
Thomson Corp.
5.700%	10/01/2014	190,000	196,178
Time Warner, Inc.
5.875%	11/15/2016	125,000	122,963
Viacom, Inc.
6.250%	04/30/2016	40,000	40,415

17

Viacom, Inc.
6.625%	05/15/2011	120,000	125,405
Viacom, Inc.
7.875%	07/30/2030	40,000	41,975
			2,042,818
Metal Fabricate & Hardware — 0.1%
Timken Co.
5.750%	02/15/2010	135,000	138,681

Mining — 0.2%
Codelco, Inc. (f)
6.150%	10/24/2036	65,000	63,773
Vale Overseas Ltd.
6.250%	01/23/2017	65,000	63,967
Vale Overseas Ltd.
6.875%	11/21/2036	60,000	55,577
Vulcan Materials Co.
6.000%	04/01/2009	250,000	258,328
			441,645
Office Equipment/Supplies — 0.0%
Xerox Corp.
5.500%	05/15/2012	50,000	51,031

Oil & Gas — 0.2%
Enterprise Products Operating LP
7.500%	02/01/2011	35,000	37,813
Mobil Corp.
8.625%	08/15/2021	145,000	204,284
The Premcor Refining Group, Inc.
6.750%	05/01/2014	60,000	62,480
Tesoro Corp.
6.500%	06/01/2017	50,000	48,750
			353,327
Oil & Gas Services — 0.2%
Colonial Pipeline Co. (f)
7.630%	04/15/2032	200,000	234,114
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	45,000	41,850
			275,964
Packaging & Containers — 0.1%
Packaging Corp. of America
5.750%	08/01/2013	50,000	52,575
Pactiv Corp.
5.875%	07/15/2012	50,000	51,382
Pactiv Corp.
6.400%	01/15/2018	45,000	46,277
Sealed Air Corp. (f)
6.875%	07/15/2033	40,000	38,267
			188,501

18

Pharmaceuticals — 0.1%
Abbott Laboratories
5.600%	11/30/2017	180,000	187,850

Pipelines — 0.4%
Boardwalk Pipelines LLC
5.500%	02/01/2017	40,000	40,028
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	65,000	68,968
Gulf South Pipeline Co. LP (f)
5.050%	02/01/2015	40,000	40,207
Kern River Funding Corp. (f)
4.893%	04/30/2018	157,600	158,984
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	25,000	25,276
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	25,000	24,302
Kinder Morgan Energy Partners LP
6.950%	01/15/2038	95,000	98,676
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	30,000	30,632
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	100,000	105,617
Southern Natural Gas Co. (f)
5.900%	04/01/2017	55,000	55,049
Trans-Canada Pipelines
6.200%	10/15/2037	85,000	84,284
Transcontinental Gas Pipe Line Corp.
8.875%	07/15/2012	75,000	84,750
			816,773
Real Estate Investment Trusts (REITS) — 0.4%
Brandywine Operating Partnership LP
5.625%	12/15/2010	70,000	70,290
iStar Financial, Inc.
7.000%	03/15/2008	75,000	75,053
iStar Financial, Inc., Series B
4.875%	01/15/2009	45,000	44,065
iStar Financial, Inc., Series B
5.700%	03/01/2014	80,000	68,150
Prologis
5.250%	11/15/2010	145,000	145,547
Senior Housing Properties Trust
8.625%	01/15/2012	25,000	26,500
United Dominion Realty Trust, Inc.
4.500%	03/03/2008	75,000	75,062
Weingarten Realty Investors, Series A
7.500%	12/19/2010	210,000	226,587
			731,254
Retail — 0.1%
J.C. Penney Co., Inc.
7.950%	04/01/2017	30,000	32,446

19

Lowe’s Cos, Inc.
5.600%	09/15/2012	55,000	57,730
McDonald’s Corp.
6.300%	10/15/2037	25,000	25,610
Yum! Brands, Inc.
6.875%	11/15/2037	90,000	87,483
			203,269
Savings & Loans — 0.1%
Washington Mutual Bank
5.650%	08/15/2014	180,000	158,646

Software — 0.0%
Certegy, Inc.
4.750%	09/15/2008	60,000	59,100

Telecommunications — 0.9%
Anixter, Inc.
5.950%	03/01/2015	130,000	116,675
AT&T, Inc.
6.500%	09/01/2037	65,000	66,272
British Telecom PLC STEP
8.625%	12/15/2030	45,000	58,943
Deutsche Telekom International Finance B.V. STEP
8.250%	06/15/2030	165,000	204,399
Embarq Corp.
7.082%	06/01/2016	55,000	55,667
Qwest Corp.
7.875%	09/01/2011	170,000	175,312
Qwest Corp.
8.875%	03/15/2012	140,000	147,875
Sprint Capital Corp.
6.125%	11/15/2008	270,000	269,702
Sprint Capital Corp.
6.900%	05/01/2019	60,000	54,841
Sprint Nextel Corp.
6.000%	12/01/2016	130,000	115,363
Telecom Italia Capital SA
6.000%	09/30/2034	75,000	70,254
Telefonica Emisiones, S.A.U.
7.045%	06/20/2036	105,000	115,986
Verizon Global Funding Corp.
7.750%	12/01/2030	140,000	163,398
			1,614,687
Textiles — 0.1%
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	85,000	93,301

Transportation — 0.2%
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	130,000	133,240
Canadian National Railway Co.
5.850%	11/15/2017	45,000	46,845
Canadian National Railway Co.
6.375%	11/15/2037	40,000	40,656

20

CSX Corp.
7.250%	05/01/2027	10,000	10,622
Norfolk Southern Corp.
6.000%	04/30/2008	120,000	120,711
			352,074

TOTAL CORPORATE DEBT (Cost $21,921,333)			21,561,508

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
Commercial MBS — 2.5%
Bank of America Commercial Mortgage, Inc., Series 2007-4, Class A4
5.745%	07/10/2017	275,000	283,497
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205%	02/11/2044	200,000	197,337
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4
5.694%	06/11/2050	75,000	75,196
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330%	01/12/2045	150,000	148,749
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237%	12/11/2049	275,000	281,885
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4
6.010%	12/10/2049	125,000	127,255
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429%	12/12/2043	100,000	98,976
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A2, FRN
5.004%	07/25/2035	86,869	87,247
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398%	02/15/2040	650,000	647,427
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%	12/12/2049	100,000	97,233
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439%	02/20/2044	600,000	585,313
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610%	04/15/2049	325,000	324,834
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A, FRN
3.546%	12/25/2036	65,614	59,753
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (f)
6.920%	02/03/2014	1,000,000	1,041,393
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.509%	04/15/2047	150,000	148,688

21

Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2
6.055%	02/15/2051	370,000	374,228
			4,579,011
Home Equity ABS — 0.3%
Terwin Mortgage Trust, Series 2006-10SL, Class A2
5.000%	10/31/2036	475,000	437,446

Other ABS — 0.2%
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN (f)
5.113%	01/11/2013	250,000	219,895
Newport Waves CDO, Series 2007-1A, Class A3LS (f)
6.188%	06/20/2014	250,000	205,078
			424,973
WL Collateral CMO — 1.6%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	323,605	313,636
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1
4.242%	07/25/2037	464,509	453,929
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN
7.280%	09/25/2033	23,638	23,729
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN
6.620%	02/25/2034	25,120	25,156
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	23,131	23,991
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN
6.642%	08/25/2034	29,026	28,905
Impac Secured Assets Corp., Series 2007-2, Class 1A1A, FRN
3.486%	05/25/2037	259,458	251,126
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN
7.032%	08/25/2034	60,839	61,211
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1
3.755%	11/25/2033	233,081	229,868
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN
7.110%	07/25/2033	5,548	5,021
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, FRN
7.083%	02/25/2034	10,444	10,699
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, FRN
3.626%	08/25/2036	64,789	61,909
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN
7.420%	02/25/2034	1,725	1,751

22

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN
7.261%	03/25/2034	36,881	36,659
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	331,953	333,820
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	121,101	131,363
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A
7.000%	03/25/2034	127,841	131,172
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A
6.500%	08/25/2034	53,532	54,110
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN
6.062%	04/25/2044	88,658	88,010
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN
4.233%	09/25/2034	285,700	272,044
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN
4.109%	06/25/2035	329,724	332,833
			2,870,942
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN
7.105%	06/25/2032	26,019	25,958

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,428,474)			8,338,330

SOVEREIGN DEBT OBLIGATIONS — 0.0%
United Mexican States
5.625%	01/15/2017	45,000	46,530

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $42,725)			46,530

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.9%
Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV, TVA
4.687%	01/15/2022	85,366	89,156

U.S. Government Agencies — 11.9%
Pass-Through Securities
FHLMC
5.500%	07/01/2020 - 02/01/2037	3,207,376	3,280,771
FHLMC
6.000%	09/01/2016 - 02/01/2018	86,551	89,794

23

FHLMC
6.500%	08/01/2016	18,314	19,459
FHLMC
8.000%	06/01/2027	59,645	66,309
FHLMC
9.000%	03/01/2017	1,526	1,681
FHLMC TBA (g)
5.500%	02/01/2038	1,675,000	1,694,956
FNMA
4.500%	12/01/2020	987,245	989,212
FNMA
5.000%	09/01/2035	1,729,418	1,722,932
FNMA
5.500%	09/01/2019 - 08/01/2035	4,721,845	4,817,423
FNMA
6.000%	05/01/2016	27,124	28,080
FNMA
6.500%	02/01/2036 - 08/01/2036	1,239,661	1,287,117
FNMA
7.000%	01/01/2031 - 05/01/2031	55,071	58,816
FNMA
7.500%	10/01/2029 - 05/01/2030	97,418	106,850
FNMA
8.000%	03/01/2030 - 08/01/2031	38,492	42,614
FNMA FRN
4.359%	10/01/2034	264,422	268,562
FNMA TBA (g)
4.500%	03/01/2038	2,600,000	2,514,891
FNMA TBA (g)
5.000%	03/01/2038	500,000	496,680
GNMA
5.500%	06/15/2036	507,979	518,357
GNMA
6.500%	07/15/2036 - 07/15/2037	3,288,901	3,428,679
GNMA
7.000%	08/15/2023 - 08/15/2032	54,559	58,641
GNMA
7.500%	03/15/2017 - 06/15/2017	31,893	34,325
GNMA
8.000%	04/15/2008 - 07/15/2008	15	14
GNMA
9.000%	12/15/2008 - 05/15/2009	9,020	9,249
			21,535,412
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,335,425)			21,624,568

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bond (a) (c) (h)
6.125%	08/15/2029	1,570,000	1,951,706
U.S. Treasury Inflation Index (a)
0.875%	04/15/2010	149,745	151,476
			2,103,182
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,001,177)			2,103,182

TOTAL BONDS & NOTES (Cost $53,842,671)			53,785,014

24

	Principal
	Amount	Market Value
OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014, Strike 0.00	1,000,000	11,333

TOTAL OPTIONS (Cost $13,400)		11,333

TOTAL LONG TERM INVESTMENTS (Cost $168,216,839)		165,275,841

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.5%
Cash Equivalents — 2.7% (j)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	32,557	32,557
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	43,409	43,409
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	86,817	86,817
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	108,521	108,521
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	86,817	86,817
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	151,929	151,929
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	86,817	86,817
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	65,112	65,112
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	54,260	54,260
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	65,112	65,112
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	65,112	65,112
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	108,521	108,521
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	86,817	86,817
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	367,886	367,886
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	86,817	86,817
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	97,669	97,669

25

Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	65,112	65,112
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	65,112	65,112
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	108,521	108,521
General Electric Capital Corp.
3.888%	03/20/2008	96,133	96,133
General Electric Capital Corp.
4.004%	02/15/2008	64,342	64,342
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	86,817	86,817
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	54,260	54,260
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	108,521	108,521
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	108,521	108,521
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	108,521	108,521
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	54,260	54,260
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	108,521	108,521
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	43,409	43,409
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	86,817	86,817
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	65,112	65,112
Reserve Primary Money Market Fund (i)
		226,866	226,866
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	380,908	380,908
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	108,521	108,521
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	54,260	54,260
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	75,964	75,964
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	86,817	86,817
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	75,964	75,964
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	97,669	97,669
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	355,299	355,299
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	119,373	119,373
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	86,817	86,817

26

Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	108,521	108,521
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	108,521	108,521
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	86,817	86,817
			4,790,469
Commercial Paper — 7.4%
Aluminum Co. of America
4.800%	02/12/2008	564,000	563,173
Cadbury Schweppes Finance PLC (f)
5.550%	02/07/2008	650,000	649,399
Computer Sciences Corp.
3.440%	02/04/2008	657,000	656,812
Computer Sciences Corp.
3.750%	02/04/2008	1,370,000	1,369,572
CVS Caremark Corp. (f)
5.000%	03/03/2008	680,000	677,072
Devon Energy Corp.
3.700%	02/01/2008	1,066,000	1,066,000
Dominion Resources, Inc.
3.550%	02/05/2008	1,294,000	1,293,490
Dow Chemical Co.
4.100%	04/11/2008	248,000	246,023
Duke Energy Corp.
4.450%	02/08/2008	712,000	711,384
Kraft Foods, Inc.
4.110%	02/04/2008	600,000	599,794
Kraft Foods, Inc.
4.380%	02/14/2008	195,000	194,692
Pearson Holdings, Inc.
4.450%	02/11/2008	825,000	823,980
Public Service Co. of Colorado
3.380%	02/08/2008	1,156,000	1,155,240
Ryder System, Inc.
4.580%	02/20/2008	575,000	573,610
South Carolina Electric & Gas
4.700%	02/05/2008	815,000	814,574
Textron Financial
4.300%	02/06/2008	110,000	109,934
Textron Financial
4.350%	02/08/2008	413,000	412,651
Vulcan Materials Co.
4.550%	02/06/2008	614,000	613,612
Wellpoint, Inc.
4.500%	02/01/2008	835,000	835,000
			13,366,012
Discount Notes — 3.4%
Federal Farm Credit
2.700%	02/05/2008	3,100,000	3,099,070
Federal Home Loan Bank
2.620%	02/06/2008	3,118,000	3,116,865
			6,215,935

27

TOTAL SHORT-TERM INVESTMENTS (Cost $24,372,416)	24,372,416

TOTAL INVESTMENTS — 104.8% (Cost $192,589,255) (k)	$189,648,257

Other Assets/(Liabilities) — (4.8%)	(8,634,249)

NET ASSETS — 100.0%	$181,014,008

Notes to Portfolio of Investments
FRN - Floating Rate Note
STEP - Step Up Bond
TBA - To Be Announced
VRN - Variable Rate Note

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	Security is currently in default.
(f)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to a value of $5,472,398 or 3.0% of net assets.

(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)	Principal amount represents shares owned of the fund.
(j)	Represents investments of security lending collateral. (Note 2).
(k)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

28

MassMutual Premier Value Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.6%
COMMON STOCK — 98.6%
Aerospace & Defense — 1.0%
United Technologies Corp.	55,910	4,104,353

Agriculture — 3.5%
Altria Group, Inc.	185,870	14,092,664

Auto Manufacturers — 3.1%
Navistar International Corp. (a)	252,550	12,479,935

Banks — 3.2%
Bank of America Corp.	292,630	12,978,141

Chemicals — 3.9%
BASF SE SP ADR (b)	49,430	6,280,082
FMC Corp.	86,270	4,586,113
The Lubrizol Corp.	92,970	4,891,152
		15,757,347
Computers — 1.7%
Sun Microsystems, Inc. (a)	402,775	7,048,563

Diversified Financial — 20.3%
American Express Co.	244,290	12,048,383
Citigroup, Inc.	758,020	21,391,324
Credit Suisse Group, Sponsored ADR (Switzerland) (b)	377,910	21,453,951
National Financial Partners Corp. (b)	232,543	8,394,802
UBS AG (b)	477,482	19,715,232
		83,003,692
Electric — 8.2%
Exelon Corp.	240,268	18,306,019
FirstEnergy Corp.	214,870	15,303,041
		33,609,060
Entertainment — 0.9%
Cinemark Holdings, Inc. (b)	245,720	3,513,796

Foods — 2.4%
ConAgra Foods, Inc.	448,149	9,648,648

Health Care - Products — 3.7%
Johnson & Johnson	235,951	14,926,260

Health Care - Services — 0.9%
DaVita, Inc. (a)	71,140	3,795,319

Insurance — 1.7%
Everest Re Group Ltd.	66,990	6,812,213

Iron & Steel — 1.6%
Carpenter Technology Corp.	106,540	6,567,126

1

Lodging — 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	55,540	2,513,185

Machinery - Diversified — 1.0%
Deere & Co.	47,920	4,205,459

Manufacturing — 4.8%
Siemens AG Sponsored ADR (Germany)	151,886	19,714,803

Media — 5.2%
Liberty Global, Inc. Cl. C (a)	360,427	13,407,884
News Corp., Inc. Cl. A	410,336	7,755,350
		21,163,234
Oil & Gas — 9.5%
Devon Energy Corp.	49,300	4,189,514
Exxon Mobil Corp.	241,710	20,883,744
Marathon Oil Corp.	17,200	805,820
Murphy Oil Corp.	173,710	12,774,633
		38,653,711
Oil & Gas Services — 1.5%
Halliburton Co.	185,225	6,143,913

Pharmaceuticals — 2.1%
Medco Health Solutions, Inc. (a)	40,004	2,003,400
Novartis AG ADR (Switzerland)	52,840	2,674,232
Schering-Plough Corp.	207,600	4,062,732
		8,740,364
Retail — 2.7%
Costco Wholesale Corp.	130,541	8,868,956
OfficeMax, Inc.	83,320	2,063,836
		10,932,792
Semiconductors — 7.1%
ASML Holding NV (a)	303,800	8,078,042
Broadcom Corp. Cl. A (a)	421,650	9,310,032
Lam Research Corp. (a)	237,560	9,119,928
Varian Semiconductor Equipment Associates, Inc. (a)	78,500	2,528,485
		29,036,487
Software — 2.3%
Take-Two Interactive Software, Inc. (a)	574,000	9,436,560

Telecommunications — 5.7%
AT&T, Inc.	559,581	21,538,273
Sprint Nextel Corp.	161,950	1,705,334
		23,243,607

TOTAL EQUITIES (Cost $399,783,847)		402,121,232

2

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.2%
Cash Equivalents — 12.6% (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	348,946	348,946
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	465,259	465,259
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	930,517	930,517
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	1,163,147	1,163,147
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	930,517	930,517
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	1,628,405	1,628,405
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	930,517	930,517
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	697,888	697,888
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	581,573	581,573
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	697,888	697,888
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	697,888	697,888
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	1,163,147	1,163,147
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	930,517	930,517
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	3,943,067	3,943,067
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	930,517	930,517
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	1,046,832	1,046,832
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	697,888	697,888
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	697,888	697,888
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	1,163,147	1,163,147
General Electric Capital Corp.
3.888%	03/20/2008	1,030,370	1,030,370
General Electric Capital Corp.
4.004%	02/15/2008	689,637	689,637
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	930,517	930,517
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	581,573	581,573
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	1,163,147	1,163,147

3

Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	1,163,147	1,163,147
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	1,163,147	1,163,147
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	581,573	581,573
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	1,163,147	1,163,147
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	465,259	465,259
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	930,517	930,517
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	697,888	697,888
Reserve Primary Money Market Fund (c)
		2,431,601	2,431,601
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	4,082,645	4,082,645
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	1,163,147	1,163,147
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	581,573	581,573
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	814,203	814,203
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	930,517	930,517
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	814,203	814,203
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	1,046,832	1,046,832
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	3,808,187	3,808,187
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	1,279,461	1,279,461
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	930,517	930,517
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	1,163,147	1,163,147
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	1,163,147	1,163,147
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	930,517	930,517
			51,345,167
Repurchase Agreements — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (e)
		2,614,124	2,614,124

TOTAL SHORT-TERM INVESTMENTS
(Cost $53,959,291)			53,959,291

TOTAL INVESTMENTS — 111.8%
(Cost $453,743,138) (f)			$456,080,523

Other Assets/(Liabilities) — (11.8%)			(48,120,449)

NET ASSETS — 100.0%			$407,960,074

4

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,614,240. Collateralized by a U.S. Government Agency obligation with a rate of 4.561%, maturity date of 10/01/2034, and an aggregate market value, including accrued interest, of $2,666,425.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Premier Core Value Equity Fund — Portfolio of Investments
January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.3%
COMMON STOCK — 97.3%
Aerospace & Defense — 1.5%
DRS Technologies, Inc.	70	3,757
General Dynamics Corp.	290	24,493
L-3 Communications Holdings, Inc.	70	7,758
Lockheed Martin Corp.	150	16,188
Northrop Grumman Corp.	680	53,965
Raytheon Co.	200	13,028
United Technologies Corp.	1,280	93,965
		213,154
Agriculture — 2.7%
Altria Group, Inc.	4,950	375,309
Archer-Daniels-Midland Co.	10	440
Bunge Ltd.	50	5,923
Loews Corp. - Carolina Group	20	1,643
Reynolds American, Inc.	80	5,066
UST, Inc.	76	3,949
		392,330
Airlines — 0.0%
Northwest Airlines Corp. (a)	80	1,497
Southwest Airlines Co.	200	2,346
UAL Corp.	30	1,138
		4,981
Apparel — 0.0%
VF Corp.	57	4,410

Auto Manufacturers — 2.0%
Ford Motor Co. (a)	1,580	10,491
General Motors Corp.	1,060	30,009
Navistar International Corp. (a)	4,970	245,596
		286,096
Automotive & Parts — 0.3%
Autoliv, Inc.	90	4,495
BorgWarner, Inc.	80	4,049
Johnson Controls, Inc.	80	2,830
Toyota Motor Corp. Sponsored ADR (Japan)	150	16,282
TRW Automotive Holdings Corp. (a)	350	8,025
		35,681
Banking, Savings & Loans — 0.0%
Metavante Technologies (a)	19	421

Banks — 5.3%
Associated Banc-Corp	60	1,691
BancorpSouth, Inc.	40	981
Bank of America Corp.	10,090	447,491
Bank of Hawaii Corp.	10	504

1

The Bank of New York Mellon Corp.	450	20,983
BB&T Corp.	60	2,177
BOK Financial Corp.	20	1,090
Capital One Financial Corp.	100	5,481
City National Corp.	20	1,138
The Colonial BancGroup, Inc.	70	1,099
Comerica, Inc.	70	3,053
Commerce Bancshares, Inc.	30	1,332
Cullen/Frost Bankers, Inc.	40	2,178
Deutsche Bank AG	125	14,080
East West Bancorp, Inc.	100	2,406
Fifth Third Bancorp	370	10,027
Huntington Bancshares, Inc.	160	2,152
KeyCorp	190	4,968
Marshall & Ilsley Corp.	130	3,627
National City Corp.	20	356
Northern Trust Corp.	20	1,467
PNC Financial Services Group, Inc.	180	11,812
Regions Financial Corp.	220	5,553
State Street Corp.	40	3,285
SunTrust Banks, Inc.	110	7,584
TCF Financial Corp.	30	637
U.S. Bancorp	1,000	33,950
UnionBanCal Corp.	20	981
Wachovia Corp.	2,010	78,249
Wells Fargo & Co.	2,480	84,345
Zions Bancorp	30	1,642
		756,319
Beverages — 0.3%
Anheuser-Busch Cos., Inc.	110	5,117
The Coca-Cola Co.	430	25,443
Coca-Cola Enterprises, Inc.	230	5,306
Constellation Brands, Inc. Cl. A (a)	80	1,672
Molson Coors Brewing Co. Cl. B	40	1,787
The Pepsi Bottling Group, Inc.	110	3,833
PepsiAmericas, Inc.	161	3,967
		47,125
Biotechnology — 0.1%
Amgen, Inc. (a)	10	466
Biogen Idec, Inc. (a)	100	6,095
Charles River Laboratories International, Inc. (a)	10	621
Invitrogen Corp. (a)	50	4,283
Millennium Pharmaceuticals, Inc. (a)	160	2,427
		13,892
Building Materials — 0.0%
Lennox International, Inc.	10	372
Masco Corp.	260	5,962
		6,334

2

Chemicals — 3.1%
Air Products & Chemicals, Inc.	50	4,501
BASF SE SP ADR	940	119,427
Celanese Corp. Cl. A	110	4,090
Cytec Industries, Inc.	80	4,529
The Dow Chemical Co.	1,240	47,938
Du Pont (E.I.) de Nemours & Co.	1,310	59,186
Eastman Chemical Co.	50	3,303
FMC Corp.	1,690	89,840
Huntsman Corp.	20	485
The Lubrizol Corp.	1,900	99,959
The Mosaic Co. (a)	50	4,550
Sigma-Aldrich Corp.	30	1,490
		439,298
Commercial Services — 0.2%
Avis Budget Group, Inc. (a)	395	5,273
Convergys Corp. (a)	40	620
Donnelley (R.R.) & Sons Co.	170	5,931
Hertz Global Holdings, Inc. (a)	30	448
Hewitt Associates, Inc. Cl. A (a)	50	1,858
McKesson Corp.	57	3,579
Service Corp. International	120	1,444
United Rentals, Inc. (a)	20	365
Western Union Co.	80	1,792
		21,310
Computers — 1.6%
Cadence Design Systems, Inc. (a)	90	913
Computer Sciences Corp. (a)	70	2,962
Dell, Inc. (a)	400	8,016
Electronic Data Systems Corp.	1,060	21,306
International Business Machines Corp.	265	28,445
Lexmark International, Inc. Cl. A (a)	360	13,036
NCR Corp. (a)	120	2,578
SanDisk Corp. (a)	40	1,018
Seagate Technology	320	6,486
Sun Microsystems, Inc. (a)	8,190	143,325
Teradata Corp. (a)	19	453
Western Digital Corp. (a)	110	2,909
		231,447
Cosmetics & Personal Care — 0.8%
Alberto-Culver Co.	100	2,679
Colgate-Palmolive Co.	10	770
The Procter & Gamble Co.	1,580	104,201
		107,650
Distribution & Wholesale — 0.1%
Genuine Parts Co.	30	1,318
Ingram Micro, Inc. Cl. A (a)	570	10,135
Tech Data Corp. (a)	210	7,220
		18,673

3

Diversified Financial — 14.8%
American Express Co.	4,820	237,722
Ameriprise Financial, Inc.	590	32,633
BlackRock, Inc.	20	4,422
CIT Group, Inc.	50	1,398
Citigroup, Inc.	18,830	531,383
Countrywide Financial Corp.	160	1,114
Credit Suisse Group, Sponsored ADR (Switzerland)	7,400	420,098
Discover Financial Services	1,640	28,700
Fannie Mae	475	16,083
Freddie Mac	100	3,039
The Goldman Sachs Group, Inc.	255	51,196
JP Morgan Chase & Co.	3,660	174,033
Legg Mason, Inc.	20	1,440
Lehman Brothers Holdings, Inc.	250	16,042
MF Global Ltd. (a)	20	601
Morgan Stanley	800	39,544
The NASDAQ Stock Market, Inc. (a)	10	463
National Financial Partners Corp.	4,530	163,533
Raymond James Financial, Inc.	80	2,247
UBS AG	9,310	384,410
		2,110,101
Electric — 6.1%
Alliant Energy Corp.	70	2,583
Ameren Corp.	420	18,820
American Electric Power Co., Inc.	720	30,838
Consolidated Edison, Inc.	220	9,588
Constellation Energy Group, Inc.	10	940
Dominion Resources, Inc.	100	4,300
DPL, Inc.	20	555
DTE Energy Co.	40	1,706
Duke Energy Corp.	1,010	18,847
Edison International	260	13,562
Energy East Corp.	60	1,515
Entergy Corp.	80	8,654
Exelon Corp.	4,870	371,045
FirstEnergy Corp.	4,340	309,095
FPL Group, Inc.	170	10,962
Great Plains Energy, Inc.	30	836
Mirant Corp. (a)	30	1,105
Northeast Utilities	90	2,495
NRG Energy, Inc. (a)	50	1,929
NSTAR	40	1,297
OGE Energy Corp.	38	1,244
PG&E Corp.	20	821
Pinnacle West Capital Corp.	50	1,921
PPL Corp.	40	1,957
Progress Energy, Inc.	150	6,775
Public Service Enterprise Group, Inc.	200	19,200
Puget Energy, Inc.	47	1,229
Reliant Energy, Inc. (a)	260	5,530
SCANA Corp.	50	1,864
Southern Co.	330	11,995
Wisconsin Energy Corp.	47	2,140
Xcel Energy, Inc.	171	3,555
		868,903

4

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	120	6,101
Hubbell, Inc. Cl. B	80	3,814
Molex, Inc.	10	240
		10,155
Electronics — 0.5%
Applera Corp. - Applied Biosystems Group	60	1,892
Arrow Electronics, Inc. (a)	460	15,741
Avnet, Inc. (a)	590	21,010
AVX Corp.	10	130
Flextronics International Ltd. (a)	1,300	15,210
PerkinElmer, Inc.	40	996
Thermo Fisher Scientific, Inc. (a)	90	4,634
Tyco Electronics Ltd.	210	7,100
Vishay Intertechnology, Inc. (a)	600	6,294
		73,007
Engineering & Construction — 0.1%
KBR, Inc. (a)	130	4,107
The Shaw Group, Inc. (a)	70	3,955
URS Corp. (a)	50	2,195
		10,257
Entertainment — 0.5%
Cinemark Holdings, Inc.	4,810	68,783
Regal Entertainment Group Cl. A	320	5,933
		74,716
Environmental Controls — 0.1%
Allied Waste Industries, Inc. (a)	1,750	17,237
Republic Services, Inc.	20	600
Waste Management, Inc.	60	1,946
		19,783
Foods — 2.1%
ConAgra Foods, Inc.	7,000	150,710
Del Monte Foods Co.	700	6,279
General Mills, Inc.	120	6,553
Heinz (H. J.) Co.	60	2,554
Hormel Foods Corp.	28	1,085
The J.M. Smucker Co.	28	1,308
Kellogg Co.	350	16,765
Kraft Foods, Inc. Cl. A	980	28,675
The Kroger Co.	900	22,905
Sara Lee Corp.	1,340	18,840
SuperValu, Inc.	790	23,747
Tyson Foods, Inc. Cl. A	895	12,754
Wrigley (Wm.) Jr. Co.	9	517
		292,692

5

Forest Products & Paper — 0.1%
International Paper Co.	190	6,127
MeadWestvaco Corp.	80	2,240
Rayonier, Inc.	57	2,412
Temple-Inland, Inc.	40	750
Weyerhaeuser Co.	90	6,095
		17,624
Gas — 0.2%
AGL Resources, Inc.	30	1,135
Atmos Energy Corp.	325	9,334
Energen Corp.	70	4,403
Sempra Energy	142	7,938
Southern Union Co.	20	544
UGI Corp.	40	1,065
Vectren Corp.	47	1,290
		25,709
Hand & Machine Tools — 0.2%
The Black & Decker Corp.	20	1,451
Kennametal, Inc.	60	1,838
Snap-on, Inc.	20	982
The Stanley Works	330	16,949
		21,220
Health Care - Products — 2.8%
Boston Scientific Corp. (a)	800	9,704
Covidien Ltd.	130	5,802
Johnson & Johnson	6,130	387,784
		403,290
Health Care - Services — 0.6%
Aetna, Inc.	90	4,793
Coventry Health Care, Inc. (a)	10	566
DaVita, Inc. (a)	1,360	72,556
Health Management Associates, Inc. Cl. A	60	323
LifePoint Hospitals, Inc. (a)	20	540
Quest Diagnostics, Inc.	10	493
Tenet Healthcare Corp. (a)	20	89
WellPoint, Inc. (a)	130	10,166
		89,526
Holding Company - Diversified — 0.0%
Leucadia National Corp.	40	1,767

Home Builders — 0.1%
D.R. Horton, Inc.	140	2,415
KB Home	325	8,938
Toll Brothers, Inc. (a)	30	698
		12,051
Household Products — 0.1%
Church & Dwight Co., Inc.	50	2,661
Fortune Brands, Inc.	60	4,195
Jarden Corp. (a)	10	250
Kimberly-Clark Corp.	90	5,909
		13,015

6

Housewares — 0.0%
Newell Rubbermaid, Inc.	50	1,206

Insurance — 5.4%
ACE Ltd.	600	35,004
AFLAC, Inc.	10	613
Allied World Assurance Holdings Ltd.	20	953
Allstate Corp.	830	40,894
American Financial Group, Inc.	30	832
American International Group, Inc.	1,830	100,943
Aon Corp.	290	12,621
Arch Capital Group Ltd. (a)	60	4,228
Assurant, Inc.	60	3,893
Axis Capital Holdings Ltd.	130	5,205
W.R. Berkley Corp.	40	1,210
Chubb Corp.	825	42,727
Cincinnati Financial Corp.	60	2,312
CNA Financial Corp.	57	1,937
Endurance Specialty Holdings Ltd.	110	4,457
Everest Re Group Ltd.	1,404	142,773
Genworth Financial, Inc. Cl. A	1,060	25,800
The Hanover Insurance Group, Inc.	10	456
The Hartford Financial Services Group, Inc.	595	48,058
HCC Insurance Holdings, Inc.	60	1,672
Lincoln National Corp.	60	3,262
Loews Corp.	160	7,470
Marsh & McLennan Cos., Inc.	1,140	31,464
MBIA, Inc.	30	465
Mercury General Corp.	10	481
Metlife, Inc.	805	47,471
Nationwide Financial Services, Inc. Cl. A	30	1,325
OneBeacon Insurance Group Ltd.	95	2,011
PartnerRe Ltd.	50	3,964
Principal Financial Group, Inc.	114	6,796
Progressive Corp.	1,460	27,098
Protective Life Corp.	38	1,510
Prudential Financial, Inc.	350	29,530
Reinsurance Group of America, Inc.	28	1,623
RenaissanceRe Holdings Ltd.	20	1,140
Safeco Corp.	230	12,275
StanCorp Financial Group, Inc.	76	3,740
Torchmark Corp.	357	21,798
St. Paul Travelers Companies	1,170	56,277
Unitrin, Inc.	10	412
Unum Group	1,040	23,525
XL Capital Ltd. Cl. A	140	6,300
		766,525
Internet — 0.1%
Expedia, Inc. (a)	170	3,913
IAC/InterActiveCorp (a)	70	1,816
Symantec Corp. (a)	230	4,124
		9,853

7

Investment Companies — 0.0%
American Capital Strategies Ltd.	110	3,869

Iron & Steel — 1.0%
Carpenter Technology Corp.	2,199	135,546
Nucor Corp.	100	5,780
Reliance Steel & Aluminum Co.	20	984
Steel Dynamics, Inc.	20	1,043
United States Steel Corp.	50	5,106
		148,459
Leisure Time — 0.1%
Brunswick Corp.	365	6,931
Carnival Corp.	100	4,449
Royal Caribbean Cruises Ltd.	70	2,820
		14,200
Lodging — 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	1,090	49,323
Wyndham Worldwide Corp.	66	1,555
		50,878
Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	225	16,007
Terex Corp. (a)	275	16,159
		32,166
Machinery - Diversified — 0.7%
AGCO Corp. (a)	50	3,011
Deere & Co.	1,140	100,046
Gardner Denver, Inc. (a)	66	2,141
		105,198
Manufacturing — 6.2%
3M Co.	135	10,753
Cooper Industries Ltd. Cl. A	70	3,118
Crane Co.	50	2,044
Dover Corp.	425	17,153
Eastman Kodak Co.	160	3,189
Eaton Corp.	320	26,483
General Electric Co.	8,390	297,090
Honeywell International, Inc.	70	4,135
Illinois Tool Works, Inc.	426	21,470
Ingersoll-Rand Co. Ltd. Cl. A	635	25,095
ITT Corp.	60	3,566
Leggett & Platt, Inc.	70	1,331
Parker Hannifin Corp.	450	30,425
Pentair, Inc.	70	2,223
Siemens AG Sponsored ADR (Germany)	2,970	385,506
SPX Corp.	47	4,728
Teleflex, Inc.	80	4,730
Tyco International Ltd.	950	37,392
		880,431

8

Media — 4.3%
CBS Corp. Cl. B	1,260	31,739
Clear Channel Communications, Inc.	350	10,749
Discovery Holding Co. Cl. A (a)	50	1,161
Gannett Co., Inc.	500	18,500
Idearc, Inc.	700	11,382
Liberty Global, Inc. Cl. A (a)	170	6,870
Liberty Global, Inc. Cl. C (a)	7,060	262,632
Liberty Media Holding Corp. Capital Cl. A (a)	70	7,533
New York Times Co. Cl. A	70	1,172
News Corp., Inc. Cl. A	8,350	157,815
The Scripps (E.W.) Co. Cl. A	28	1,140
Time Warner Cable, Inc. Cl. A (a)	20	503
Time Warner, Inc.	2,980	46,905
Viacom, Inc. Cl. B (a)	375	14,535
The Walt Disney Co.	1,480	44,296
		616,932
Mining — 0.3%
Alcoa, Inc.	1,290	42,699
Freeport-McMoran Copper & Gold, Inc.	60	5,342
		48,041
Office Equipment/Supplies — 0.1%
Xerox Corp.	740	11,396

Office Furnishings — 0.0%
Steelcase, Inc. Cl. A	20	307

Oil & Gas — 11.9%
Anadarko Petroleum Corp.	200	11,718
Apache Corp.	160	15,270
BP PLC, Sponsored ADR (United Kingdom)	225	14,344
Chevron Corp.	2,260	190,970
Cimarex Energy Co.	30	1,224
ConocoPhillips	2,000	160,640
Devon Energy Corp.	1,200	101,976
Exxon Mobil Corp.	9,120	787,968
Forest Oil Corp. (a)	30	1,357
Frontier Oil Corp.	20	705
Helmerich & Payne, Inc.	40	1,569
Hess Corp.	60	5,450
Marathon Oil Corp.	940	44,039
Murphy Oil Corp.	3,440	252,978
Noble Energy, Inc.	80	5,806
Occidental Petroleum Corp.	720	48,866
Patterson-UTI Energy, Inc.	130	2,545
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	200	14,282
Total SA Sponsored ADR (France)	200	14,556
Valero Energy Corp.	260	15,389
W&T Offshore, Inc.	66	1,867
		1,693,519

9

Oil & Gas Services — 0.8%
Halliburton Co.	3,630	120,407
SEACOR Holdings, Inc. (a)	9	794
		121,201
Packaging & Containers — 0.3%
Ball Corp.	350	16,062
Bemis Co., Inc.	390	10,600
Owens-Illinois, Inc. (a)	70	3,528
Sonoco Products Co.	390	12,035
		42,225
Pharmaceuticals — 3.5%
AmerisourceBergen Corp.	465	21,692
Cardinal Health, Inc.	275	15,942
Eli Lilly & Co.	220	11,334
GlaxoSmithKline PLC ADR (United Kingdom)	325	15,399
King Pharmaceuticals, Inc. (a)	230	2,413
Medco Health Solutions, Inc. (a)	740	37,059
Merck & Co., Inc.	420	19,438
Novartis AG ADR (Switzerland)	1,030	52,128
Omnicare, Inc.	50	1,107
Pfizer, Inc.	8,200	191,798
Sanofi-Aventis Sponsored ADR (France)	350	14,312
Schering-Plough Corp.	4,830	94,523
Watson Pharmaceutical, Inc. (a)	28	731
Wyeth	700	27,860
		505,736
Pipelines — 0.1%
National Fuel Gas Co.	30	1,293
Oneok, Inc.	76	3,572
Questar Corp.	47	2,393
Spectra Energy Corp.	40	914
The Williams Cos., Inc.	40	1,279
		9,451
Real Estate — 0.0%
Forestar Real Estate Group, Inc. (a)	13	297

Real Estate Investment Trusts (REITS) — 0.4%
AMB Property Corp.	80	4,048
Annaly Capital Management, Inc.	660	13,015
Brandywine Realty Trust	40	754
Duke Realty Corp.	30	709
Equity Residential	350	13,094
Health Care, Inc.	30	1,287
Hospitalities Properties Trust	60	2,037
Host Hotels & Resorts, Inc.	410	6,863
HRPT Properties Trust	180	1,431
iStar Financial, Inc.	100	2,668

10

Mack-Cali Realty Corp.	50	1,776
ProLogis	30	1,781
Public Storage	47	3,678
SL Green Realty Corp.	38	3,527
Taubman Centers, Inc.	20	1,003
		57,671
Retail — 3.0%
AutoNation, Inc. (a)	760	12,373
Barnes & Noble, Inc.	70	2,377
BJ’s Wholesale Club, Inc. (a)	130	4,217
Costco Wholesale Corp.	2,640	179,362
CVS Caremark Corp.	300	11,721
Dillards, Inc. Cl. A	250	4,958
The Gap, Inc.	440	8,413
The Home Depot, Inc.	180	5,521
Jones Apparel Group, Inc.	820	13,776
Limited Brands, Inc.	900	17,181
Macy’s, Inc.	190	5,252
McDonald’s Corp.	995	53,282
Office Depot, Inc. (a)	1,000	14,830
OfficeMax, Inc.	1,630	40,375
RadioShack Corp.	260	4,511
Wal-Mart Stores, Inc.	880	44,774
		422,923
Savings & Loans — 0.1%
Astoria Financial Corp.	40	1,087
Guaranty Financial Group, Inc. (a)	13	181
Hudson City Bancorp, Inc.	160	2,621
New York Community Bancorp, Inc.	230	4,267
Sovereign Bancorp, Inc.	120	1,496
TFS Financial Corp. (a)	20	239
Washington Federal, Inc.	20	488
Washington Mutual, Inc.	290	5,777
		16,156
Semiconductors — 4.2%
ASML Holding NV (a)	6,000	159,540
Broadcom Corp. Cl. A (a)	8,260	182,381
Fairchild Semiconductor International, Inc. (a)	30	368
Integrated Device Technology, Inc. (a)	50	373
Intersil Corp. Cl. A	100	2,303
Lam Research Corp. (a)	4,650	178,514
Novellus Systems, Inc. (a)	70	1,663
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	1,800	16,704
Varian Semiconductor Equipment Associates, Inc. (a)	1,600	51,536
		593,382
Software — 1.0%
CA, Inc.	120	2,644
Compuware Corp. (a)	370	3,145
Fair Isaac Corp.	30	765

11

Novell, Inc. (a)	160	1,018
Take-Two Interactive Software, Inc. (a)	8,260	135,794
		143,366
Telecommunications — 6.4%
ADC Telecommunications, Inc. (a)	90	1,331
AT&T, Inc.	17,400	669,726
CenturyTel, Inc.	110	4,060
Citizens Communications Co.	70	803
Embarq Corp.	60	2,718
JDS Uniphase Corp. (a)	40	416
Juniper Networks, Inc. (a)	130	3,530
Motorola, Inc.	490	5,650
Qwest Communications International, Inc.	390	2,293
Sprint Nextel Corp.	6,180	65,075
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)	150	3,408
Telephone and Data Systems, Inc.	40	2,110
Verizon Communications, Inc.	3,670	142,543
Vodafone Group PLC Sponsored ADR (United Kingdom)	450	15,660
Windstream Corp.	90	1,045
		920,368
Textiles — 0.0%
Mohawk Industries, Inc. (a)	19	1,518

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	57	1,480
Mattel, Inc.	900	18,909
		20,389
Transportation — 0.3%
Alexander & Baldwin, Inc.	20	913
Burlington Northern Santa Fe Corp.	10	865
CSX Corp.	210	10,181
Kansas City Southern (a)	9	323
Ryder System, Inc.	20	1,041
Tidewater, Inc.	10	530
Union Pacific Corp.	80	10,002
United Parcel Service, Inc. Cl. B	225	16,461
		40,316
Trucking & Leasing — 0.0%
GATX Corp.	130	4,888

TOTAL EQUITIES (Cost $14,538,908)		13,905,804

12

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreements
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (b)	356,630	356,630

TOTAL SHORT-TERM INVESTMENTS (Cost $356,630)		356,630

TOTAL INVESTMENTS — 99.8% (Cost $14,895,538) (c)		$14,262,434

Other Assets/(Liabilities) — 0.2%		21,550

NET ASSETS — 100.0%		$14,283,984

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)

Maturity value of $356,646. Collateralized by a U.S. Government Agency obligation with a rate of 5.103%, maturity date of 11/01/2035, and an aggregate market value, including accrued interest, of $366,442.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Premier Enhanced Index Value Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.8%
COMMON STOCK — 99.8%
Advertising — 0.0%
Interpublic Group of Companies, Inc. (a)	5,100	45,543

Aerospace & Defense — 2.8%
DRS Technologies, Inc.	12,300	660,141
General Dynamics Corp.	45,780	3,866,579
L-3 Communications Holdings, Inc.	12,760	1,414,191
Northrop Grumman Corp.	53,550	4,249,728
Raytheon Co.	32,570	2,121,610
United Technologies Corp.	32,380	2,377,016
		14,689,265
Agriculture — 2.2%
Altria Group, Inc.	116,440	8,828,481
Bunge Ltd. (b)	8,600	1,018,842
Loews Corp. - Carolina Group	5,330	437,753
Reynolds American, Inc.	11,870	751,727
UST, Inc.	13,210	686,392
		11,723,195
Airlines — 0.2%
Northwest Airlines Corp. (a)	13,100	245,101
Southwest Airlines Co.	32,200	377,706
UAL Corp.	6,380	242,121
		864,928
Apparel — 0.2%
Jones Apparel Group, Inc.	30	504
Liz Claiborne, Inc.	280	6,129
VF Corp.	10,830	837,917
		844,550
Auto Manufacturers — 0.4%
Ford Motor Co. (a) (b)	253,000	1,679,920
General Motors Corp. (b)	18,310	518,356
		2,198,276
Automotive & Parts — 0.4%
Autoliv, Inc.	13,500	674,325
BorgWarner, Inc.	13,600	688,296
Johnson Controls, Inc.	14,300	505,791
		1,868,412
Banks — 9.3%
Associated Banc-Corp	11,950	336,751
BancorpSouth, Inc.	10,100	247,652
Bank of America Corp.	313,319	13,895,698
Bank of Hawaii Corp.	1,920	96,710
The Bank of New York Mellon Corp.	74,550	3,476,266
BB&T Corp.	11,419	414,281

1

BOK Financial Corp.	3,100	168,888
Capital One Financial Corp.	16,550	907,105
City National Corp.	2,170	123,430
The Colonial BancGroup, Inc.	9,720	152,604
Comerica, Inc.	11,000	479,820
Commerce Bancshares, Inc.	5,931	263,396
Cullen/Frost Bankers, Inc.	6,900	375,636
East West Bancorp, Inc.	15,900	382,554
Fifth Third Bancorp	57,560	1,559,876
First Horizon National Corp. (b)	5,020	108,783
Huntington Bancshares, Inc.	26,371	354,690
KeyCorp	31,890	833,923
M&T Bank Corp.	240	22,025
Marshall & Ilsley Corp. (b)	17,280	482,112
National City Corp. (b)	2,539	45,169
Northern Trust Corp.	2,300	168,728
PNC Financial Services Group, Inc.	29,936	1,964,400
Popular, Inc. (b)	17,100	231,192
Regions Financial Corp. (b)	35,460	895,010
State Street Corp.	7,100	583,052
SunTrust Banks, Inc.	18,499	1,275,506
Synovus Financial Corp.	460	6,077
TCF Financial Corp.	7,800	165,750
U.S. Bancorp	158,290	5,373,945
UnionBanCal Corp.	4,600	225,676
Valley National Bancorp (b)	5,669	114,797
Wachovia Corp.	116,413	4,531,958
Wells Fargo & Co.	245,010	8,332,790
Wilmington Trust Corp.	4,200	146,454
Zions Bancorp	6,650	364,021
		49,106,725
Beverages — 1.3%
Anheuser-Busch Cos., Inc.	19,230	894,580
The Coca-Cola Co.	55,090	3,259,675
Coca-Cola Enterprises, Inc.	36,720	847,130
Constellation Brands, Inc. Cl. A (a)	17,830	372,647
Molson Coors Brewing Co. Cl. B	7,660	342,172
The Pepsi Bottling Group, Inc.	16,560	577,116
PepsiAmericas, Inc.	27,550	678,832
		6,972,152
Biotechnology — 0.5%
Amgen, Inc. (a)	2,100	97,839
Biogen Idec, Inc. (a)	16,690	1,017,255
Charles River Laboratories International, Inc. (a)	3,100	192,510
Invitrogen Corp. (a)	8,580	735,049
Millennium Pharmaceuticals, Inc. (a)	26,300	398,971
		2,441,624
Building Materials — 0.2%
Lennox International, Inc.	2,000	74,320
Masco Corp.	38,400	880,512
		954,832

2

Chemicals — 2.2%
Air Products & Chemicals, Inc.	7,370	663,447
Cabot Corp.	1,430	42,514
Celanese Corp. Cl. A	17,970	668,125
Cytec Industries, Inc.	11,800	667,998
The Dow Chemical Co.	68,310	2,640,865
Du Pont (E.I.) de Nemours & Co.	95,700	4,323,726
Eastman Chemical Co.	7,900	521,953
Hercules, Inc.	4,400	77,132
Huntsman Corp.	6,400	155,136
The Lubrizol Corp.	11,820	621,850
The Mosaic Co. (a)	8,500	773,585
PPG Industries, Inc.	720	47,585
Rohm & Haas Co.	2,500	133,375
Sigma-Aldrich Corp.	5,580	277,103
		11,614,394
Commercial Services — 0.5%
Avis Budget Group, Inc. (a)	4,750	63,412
Convergys Corp. (a)	6,270	97,248
Donnelley (R.R.) & Sons Co.	26,460	923,189
Hertz Global Holdings, Inc. (a)	7,800	116,376
Hewitt Associates, Inc. Cl. A (a)	8,700	323,379
McKesson Corp.	9,790	614,714
Service Corp. International	18,570	223,397
United Rentals, Inc. (a)	6,000	109,500
Western Union Co.	11,300	253,120
		2,724,335
Computers — 1.4%
Affiliated Computer Services, Inc. Cl. A (a)	1,600	78,000
Cadence Design Systems, Inc. (a)	14,730	149,509
Computer Sciences Corp. (a)	12,970	548,890
Electronic Data Systems Corp.	10,020	201,402
International Business Machines Corp.	30,970	3,324,320
Lexmark International, Inc. Cl. A (a)	5,470	198,069
NCR Corp. (a)	24,950	535,926
SanDisk Corp. (a)	6,500	165,425
Seagate Technology	50,700	1,027,689
Sun Microsystems, Inc. (a)	46,690	817,075
Western Digital Corp. (a)	19,500	515,775
		7,562,080
Cosmetics & Personal Care — 1.9%
Alberto-Culver Co.	16,210	434,266
Colgate-Palmolive Co.	2,670	205,590
The Procter & Gamble Co.	141,810	9,352,369
		9,992,225
Distribution & Wholesale — 0.1%
Genuine Parts Co.	4,820	211,743
Ingram Micro, Inc. Cl. A (a)	7,000	124,460
Tech Data Corp. (a)	5,700	195,966
W.W. Grainger, Inc.	1,590	126,516
		658,685

3

Diversified Financial — 6.8%
Ameriprise Financial, Inc.	31,230	1,727,331
BlackRock, Inc.	4,200	928,620
CIT Group, Inc.	12,880	360,125
Citigroup, Inc.	255,310	7,204,848
Countrywide Financial Corp. (b)	25,200	175,392
Fannie Mae	42,660	1,444,468
Freddie Mac	17,920	544,589
The Goldman Sachs Group, Inc.	36,830	7,394,359
IndyMac Bancorp, Inc. (b)	3,860	31,536
JP Morgan Chase & Co.	262,438	12,478,927
Janus Capital Group, Inc. (b)	4,200	113,442
Legg Mason, Inc.	3,200	230,400
Lehman Brothers Holdings, Inc.	40,610	2,605,944
The NASDAQ Stock Market, Inc. (a)	2,900	134,183
Raymond James Financial, Inc.	9,600	269,664
Student Loan Corp.	120	14,210
		35,658,038
Electric — 5.4%
Alliant Energy Corp.	11,400	420,660
Ameren Corp.	4,060	181,929
American Electric Power Co., Inc.	28,030	1,200,525
Consolidated Edison, Inc.	35,460	1,545,347
Constellation Energy Group, Inc.	2,840	266,846
Dominion Resources, Inc.	16,300	700,900
DTE Energy Co.	7,810	333,096
Duke Energy Corp.	163,616	3,053,075
Edison International	42,380	2,210,541
Energy East Corp.	15,450	390,112
Entergy Corp.	13,880	1,501,538
Exelon Corp.	25,890	1,972,559
FirstEnergy Corp.	20,320	1,447,190
FPL Group, Inc.	28,610	1,844,773
Great Plains Energy, Inc.	5,437	151,584
Integrys Energy Group, Inc.	2,740	133,219
MDU Resources Group, Inc.	100	2,592
Mirant Corp. (a)	5,100	187,884
Northeast Utilities	15,140	419,681
NRG Energy, Inc. (a)	8,000	308,720
NSTAR	7,510	243,549
OGE Energy Corp.	6,660	217,982
Pepco Holdings, Inc.	1,110	28,261
PG&E Corp.	4,530	185,911
Pinnacle West Capital Corp.	9,260	355,769
PPL Corp.	9,930	485,776
Progress Energy, Inc.	24,500	1,106,665
Public Service Enterprise Group, Inc.	33,450	3,211,200
Puget Energy, Inc.	8,260	215,999
Reliant Energy, Inc. (a)	42,650	907,165
SCANA Corp.	8,320	310,253

4

Sierra Pacific Resources	7,900	118,263
Southern Co.	53,850	1,957,447
Teco Energy, Inc.	330	5,501
Wisconsin Energy Corp.	6,780	308,693
Xcel Energy, Inc.	29,320	609,563
		28,540,768
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	19,330	982,737
Energizer Holdings, Inc. (a)	1,470	137,621
Hubbell, Inc. Cl. B	13,000	619,840
		1,740,198
Electronics — 0.4%
Applera Corp. - Applied Biosystems Group	10,900	343,677
Arrow Electronics, Inc. (a)	3,000	102,660
Avnet, Inc. (a)	15,300	544,833
PerkinElmer, Inc.	5,710	142,122
Thermo Fisher Scientific, Inc. (a)	13,910	716,226
		1,849,518
Engineering & Construction — 0.3%
KBR, Inc. (a)	20,700	653,913
The Shaw Group, Inc. (a)	11,000	621,500
URS Corp. (a)	8,050	353,395
		1,628,808
Entertainment — 0.2%
Regal Entertainment Group Cl. A (b)	53,200	986,328

Environmental Controls — 0.2%
Allied Waste Industries, Inc. (a)	71,600	705,260
Republic Services, Inc.	3,935	118,050
Waste Management, Inc.	10,040	325,698
		1,149,008
Foods — 1.6%
Campbell Soup Co.	340	10,747
ConAgra Foods, Inc.	21,480	462,464
Corn Products International, Inc.	270	9,126
Dean Foods Co.	4,860	136,080
General Mills, Inc.	20,570	1,123,328
Heinz (H. J.) Co.	11,130	473,693
Hormel Foods Corp.	5,000	193,700
The J.M. Smucker Co.	6,540	305,614
Kellogg Co.	620	29,698
Kraft Foods, Inc. Cl. A	118,550	3,468,773
The Kroger Co.	32,740	833,233
Sara Lee Corp.	23,870	335,612
Smithfield Foods, Inc. (a)	1,100	30,635
SuperValu, Inc.	15,300	459,918
Tyson Foods, Inc. Cl. A	18,050	257,212
Wrigley (Wm.) Jr. Co.	1,300	74,659
		8,204,492

5

Forest Products & Paper — 0.5%
International Paper Co.	29,750	959,437
MeadWestvaco Corp.	12,500	350,000
Plum Creek Timber Co., Inc. (b)	280	11,690
Temple-Inland, Inc.	6,450	120,937
Weyerhaeuser Co.	15,500	1,049,660
		2,491,724
Gas — 0.7%
AGL Resources, Inc.	9,660	365,631
Atmos Energy Corp.	250	7,180
Energen Corp.	11,400	717,060
Nicor, Inc.	3,200	131,200
NiSource, Inc.	1,190	22,598
Sempra Energy	25,110	1,403,649
Southern Union Co.	4,270	116,059
UGI Corp.	11,190	297,878
Vectren Corp.	13,550	371,947
		3,433,202
Hand & Machine Tools — 0.2%
The Black & Decker Corp.	4,630	335,860
Kennametal, Inc.	8,600	263,418
Snap-on, Inc.	4,930	242,162
The Stanley Works	6,800	349,248
		1,190,688
Health Care - Products — 2.1%
Boston Scientific Corp. (a)	124,350	1,508,365
Johnson & Johnson	147,600	9,337,176
		10,845,541
Health Care - Services — 0.6%
Aetna, Inc.	15,020	799,965
Community Health Systems, Inc. (a)	2,200	70,620
Coventry Health Care, Inc. (a)	2,200	124,476
LifePoint Hospitals, Inc. (a)	4,000	108,000
Quest Diagnostics, Inc.	2,300	113,436
WellPoint, Inc. (a)	22,708	1,775,766
		2,992,263
Holding Company - Diversified — 0.1%
Leucadia National Corp.	6,920	305,656

Home Builders — 0.3%
D.R. Horton, Inc.	22,100	381,225
NVR, Inc. (a) (b)	1,600	1,010,400
Pulte Homes, Inc. (b)	3,800	62,092
Thor Industries, Inc. (b)	2,600	91,832
Toll Brothers, Inc. (a) (b)	5,400	125,712
		1,671,261

6

Home Furnishing — 0.0%
Whirlpool Corp.	2,800	238,308

Household Products — 0.5%
Church & Dwight Co., Inc.	8,200	436,404
The Clorox Co.	800	49,056
Fortune Brands, Inc.	12,160	850,227
Kimberly-Clark Corp.	17,940	1,177,761
		2,513,448
Housewares — 0.1%
Newell Rubbermaid, Inc.	14,400	347,328

Insurance — 9.5%
ACE Ltd.	34,350	2,003,979
AFLAC, Inc.	2,600	159,458
Alleghany Corp. (a)	100	37,800
Allied World Assurance Holdings Ltd.	5,800	276,254
Allstate Corp.	39,200	1,931,384
Ambac Financial Group, Inc. (b)	5,150	60,358
American Financial Group, Inc.	8,100	224,613
American International Group, Inc.	96,550	5,325,698
American National Insurance Co.	2,880	361,181
Aon Corp.	45,360	1,974,067
Arch Capital Group Ltd. (a)	10,500	739,830
Assurant, Inc.	12,090	784,520
Axis Capital Holdings Ltd.	22,200	888,888
W.R. Berkley Corp.	5,700	172,482
Chubb Corp.	60,560	3,136,402
Cincinnati Financial Corp.	9,620	370,755
CNA Financial Corp.	10,700	363,693
Conseco, Inc. (a)	4,800	57,792
Endurance Specialty Holdings Ltd.	20,200	818,504
Erie Indemnity Co. Cl. A	2,150	108,854
Everest Re Group Ltd.	4,700	477,943
First American Corp.	4,000	174,200
Genworth Financial, Inc. Cl. A	27,960	680,546
The Hanover Insurance Group, Inc.	2,400	109,320
The Hartford Financial Services Group, Inc.	46,390	3,746,920
HCC Insurance Holdings, Inc.	10,370	288,908
Lincoln National Corp.	10,298	559,799
Loews Corp.	28,020	1,308,254
Markel Corp. (a)	540	250,020
Marsh & McLennan Cos., Inc.	38,900	1,073,640
MBIA, Inc. (b)	4,830	74,865
Mercury General Corp.	1,090	52,418
Metlife, Inc.	55,240	3,257,503
MGIC Investment Corp.	4,050	74,925
Nationwide Financial Services, Inc. Cl. A	7,650	337,900
OneBeacon Insurance Group Ltd.	17,500	370,475
PartnerRe Ltd. (b)	8,900	705,592
The PMI Group, Inc.	6,030	57,285
Principal Financial Group, Inc.	20,310	1,210,679
Progressive Corp.	42,500	788,800
Protective Life Corp.	8,180	325,073

7

Prudential Financial, Inc.	57,740	4,871,524
Reinsurance Group of America, Inc.	6,050	350,719
RenaissanceRe Holdings Ltd.	4,500	256,455
Safeco Corp.	6,420	342,635
StanCorp Financial Group, Inc.	14,470	712,069
Torchmark Corp.	10,740	655,784
Transatlantic Holdings, Inc.	1,600	109,120
St. Paul Travelers Companies	93,769	4,510,289
Unitrin, Inc.	3,950	162,543
Unum Group	39,900	902,538
White Mountains Insurance Group Ltd.	400	194,000
XL Capital Ltd. Cl. A	24,250	1,091,250
		49,880,503
Internet — 0.3%
Expedia, Inc. (a)	31,290	720,296
IAC/InterActiveCorp (a)	11,600	300,904
Symantec Corp. (a)	36,150	648,170
		1,669,370
Investment Companies — 0.1%
Allied Capital Corp. (b)	420	9,295
American Capital Strategies Ltd. (b)	17,960	631,653
		640,948
Iron & Steel — 0.5%
Carpenter Technology Corp.	4,500	277,380
Nucor Corp.	16,850	973,930
Reliance Steel & Aluminum Co.	5,100	250,971
Steel Dynamics, Inc.	3,200	166,880
United States Steel Corp.	8,490	866,914
		2,536,075
Leisure Time — 0.3%
Brunswick Corp. (b)	6,400	121,536
Carnival Corp.	17,900	796,371
Royal Caribbean Cruises Ltd. (b)	12,000	483,360
		1,401,267
Lodging — 0.0%
Wyndham Worldwide Corp.	10,100	237,956

Machinery - Diversified — 0.7%
AGCO Corp. (a)	9,170	552,217
Deere & Co.	32,200	2,825,872
Gardner Denver, Inc. (a)	11,600	376,304
		3,754,393
Manufacturing — 6.2%
3M Co.	3,000	238,950
Cooper Industries Ltd. Cl. A	11,600	516,664
Crane Co.	8,320	340,038
Eastman Kodak Co. (b)	27,550	549,072
Eaton Corp.	12,970	1,073,397

8

General Electric Co.	592,490	20,980,071
Honeywell International, Inc.	13,190	779,133
Illinois Tool Works, Inc.	8,200	413,280
Ingersoll-Rand Co. Ltd. Cl. A	25,000	988,000
ITT Corp.	10,620	631,147
Leggett & Platt, Inc.	9,410	178,978
Pall Corp.	790	29,143
Parker Hannifin Corp.	23,980	1,621,288
Pentair, Inc.	13,300	422,408
SPX Corp.	8,600	865,160
Teleflex, Inc.	13,020	769,742
Tyco International Ltd.	56,975	2,242,536
		32,639,007
Media — 2.7%
CBS Corp. Cl. B	56,740	1,429,281
Clear Channel Communications, Inc.	58,140	1,785,479
Discovery Holding Co. Cl. A (a)	6,200	143,964
Gannett Co., Inc.	1,700	62,900
Idearc, Inc.	36,800	598,368
Liberty Global, Inc. Cl. A (a)	28,290	1,143,199
Liberty Media Holding Corp. Capital Cl. A (a)	11,760	1,265,611
New York Times Co. Cl. A (b)	12,200	204,228
News Corp., Inc. Cl. A	50,100	946,890
The Scripps (E.W.) Co. Cl. A	4,800	195,456
Time Warner Cable, Inc. Cl. A (a)	4,200	105,672
Time Warner, Inc.	217,270	3,419,830
The Walt Disney Co.	77,690	2,325,262
Washington Post Co. Cl. B	400	297,600
		13,923,740
Mining — 0.6%
Alcoa, Inc.	62,300	2,062,130
Freeport-McMoran Copper & Gold, Inc.	9,400	836,882
		2,899,012
Office Equipment/Supplies — 0.3%
Xerox Corp.	118,560	1,825,824

Office Furnishings — 0.0%
Steelcase, Inc. Cl. A	4,580	70,211

Oil & Gas — 15.8%
Anadarko Petroleum Corp.	32,550	1,907,105
Apache Corp.	25,750	2,457,580
Chevron Corp.	170,395	14,398,378
Cimarex Energy Co.	5,800	236,698
ConocoPhillips	173,548	13,939,375
Continental Resources, Inc. (a)	1,200	29,892
Devon Energy Corp.	31,350	2,664,123
Exxon Mobil Corp.	389,580	33,659,712
Forest Oil Corp. (a)	5,500	248,710
Frontier Oil Corp.	3,300	116,391
Helmerich & Payne, Inc.	7,400	290,228

9

Hess Corp.	11,200	1,017,296
Marathon Oil Corp.	56,760	2,659,206
Murphy Oil Corp.	8,000	588,320
Noble Energy, Inc.	14,000	1,016,120
Occidental Petroleum Corp.	94,344	6,403,127
Patterson-UTI Energy, Inc.	19,200	375,936
Valero Energy Corp.	11,064	654,878
W&T Offshore, Inc.	12,900	364,941
Western Refining, Inc. (b)	2,900	61,915
		83,089,931
Oil & Gas Services — 0.0%
SEACOR Holdings, Inc. (a)	1,500	132,300
Tidewater, Inc.	1,930	102,213
		234,513
Packaging & Containers — 0.2%
Bemis Co., Inc.	5,560	151,121
Owens-Illinois, Inc. (a)	12,100	609,840
Sonoco Products Co.	10,700	330,202
		1,091,163
Pharmaceuticals — 4.2%
AmerisourceBergen Corp.	10,440	487,026
Eli Lilly & Co.	37,720	1,943,334
King Pharmaceuticals, Inc. (a)	30,120	315,959
Merck & Co., Inc.	35,810	1,657,287
Omnicare, Inc.	7,500	166,050
Pfizer, Inc.	715,830	16,743,264
Watson Pharmaceutical, Inc. (a)	5,960	155,616
Wyeth	16,810	669,038
		22,137,574
Pipelines — 0.3%
El Paso Corp.	50	824
National Fuel Gas Co.	7,850	338,414
Oneok, Inc.	12,880	605,360
Questar Corp.	7,900	402,189
Spectra Energy Corp.	7,800	178,152
The Williams Cos., Inc.	6,600	211,002
		1,735,941
Real Estate — 0.0%
Forestar Real Estate Group, Inc. (a)	2,150	49,106

Real Estate Investment Trusts (REITS) — 2.2%
AMB Property Corp.	13,090	662,354
Annaly Capital Management, Inc.	108,760	2,144,747
AvalonBay Communities, Inc.	870	81,737
Boston Properties, Inc. (b)	530	48,718
Brandywine Realty Trust	6,800	128,180
Camden Property Trust	210	10,364
Developers Diversified Realty Corp. (b)	570	23,456
Duke Realty Corp.	5,100	120,564

10

Equity Residential	62,000	2,319,420
HCP, Inc. (b)	300	9,123
Health Care, Inc. (b)	5,500	235,895
Hospitalities Properties Trust	11,440	388,388
Host Hotels & Resorts, Inc.	78,050	1,306,557
HRPT Properties Trust	41,870	332,867
iStar Financial, Inc. (b)	16,860	449,825
Kimco Realty Corp. (b)	900	32,229
Liberty Property Trust	370	11,881
Mack-Cali Realty Corp.	8,960	318,259
ProLogis (b)	4,700	278,945
Public Storage	9,300	727,725
Rayonier, Inc.	10,610	449,015
Regency Centers Corp.	300	18,429
Simon Property Group, Inc. (b)	960	83,837
SL Green Realty Corp. (b)	7,800	723,918
Taubman Centers, Inc.	5,800	290,870
Vornado Realty Trust	1,140	103,056
		11,300,359
Retail — 3.3%
AutoNation, Inc. (a)	7,540	122,751
Barnes & Noble, Inc.	11,900	404,005
BJ’s Wholesale Club, Inc. (a)	21,100	684,484
Circuit City Stores, Inc.	300	1,632
Costco Wholesale Corp.	13,280	902,243
CVS Caremark Corp.	49,700	1,941,779
The Gap, Inc.	73,900	1,412,968
The Home Depot, Inc.	29,900	917,033
Macy’s, Inc.	34,444	952,032
McDonald’s Corp.	128,860	6,900,453
RadioShack Corp. (b)	39,070	677,865
Sears Holdings Corp. (a) (b)	410	45,301
Wal-Mart Stores, Inc.	46,500	2,365,920
		17,328,466
Savings & Loans — 0.5%
Astoria Financial Corp.	11,560	314,201
Guaranty Financial Group, Inc. (a)	2,150	29,885
Hudson City Bancorp, Inc.	26,650	436,527
New York Community Bancorp, Inc.	38,090	706,570
Sovereign Bancorp, Inc. (b)	18,050	225,084
Washington Federal, Inc.	4,216	102,955
Washington Mutual, Inc.	45,078	897,954
		2,713,176
Semiconductors — 0.2%
Fairchild Semiconductor International, Inc. (a)	4,000	49,000
Integrated Device Technology, Inc. (a)	10,800	80,460
Intersil Corp. Cl. A	15,500	356,965
Novellus Systems, Inc. (a)	11,280	268,013
QLogic Corp. (a)	1,250	17,875
Teradyne, Inc. (a)	6,640	72,841
		845,154

11

Software — 0.2%
CA, Inc.	21,690	477,831
Compuware Corp. (a)	60,990	518,415
Fair Isaac Corp.	5,700	145,350
Novell, Inc. (a)	25,850	164,406
Total System Services, Inc. (b)	222	5,128
		1,311,130
Telecommunications — 6.7%
ADC Telecommunications, Inc. (a)	13,000	192,270
AT&T, Inc.	496,714	19,118,522
CenturyTel, Inc.	16,280	600,895
Citizens Communications Co.	11,430	131,102
Embarq Corp.	13,440	608,832
Juniper Networks, Inc. (a)	24,150	655,673
Motorola, Inc.	79,950	921,824
Qwest Communications International, Inc.	57,090	335,689
Telephone and Data Systems, Inc.	7,230	381,310
Verizon Communications, Inc.	314,858	12,229,085
Windstream Corp.	20,262	235,242
		35,410,444
Textiles — 0.1%
Mohawk Industries, Inc. (a) (b)	5,230	417,982

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	14,170	367,995

Transportation — 0.7%
Alexander & Baldwin, Inc. (b)	4,100	187,124
Burlington Northern Santa Fe Corp.	1,900	164,388
Con-way, Inc.	1,200	58,428
CSX Corp.	35,100	1,701,648
Ryder System, Inc.	3,590	186,895
Union Pacific Corp.	12,670	1,584,130
		3,882,613
Trucking & Leasing — 0.2%
GATX Corp.	21,600	812,160

TOTAL EQUITIES (Cost $551,993,272)		524,253,811

	Number of
	Shares	Market Value
MUTUAL FUND - 0.0%
Investment Companies
iShares Russell 1000 Value Index Fund	3,200	245,952

TOTAL MUTUAL FUND (Cost $254,592)		245,952

TOTAL LONG TERM INVESTMENTS (Cost $552,247,864)		524,499,763

12

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 2.5%
Cash Equivalents — 2.4% (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	86,958	86,958
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	115,944	115,944
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	231,888	231,888
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	289,861	289,861
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	231,888	231,888
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	405,805	405,805
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	231,888	231,888
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	173,916	173,916
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	144,930	144,930
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	173,916	173,916
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	173,916	173,916
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	289,861	289,861
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	231,888	231,888
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	982,627	982,627
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	231,888	231,888
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	260,875	260,875
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	173,916	173,916
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	173,916	173,916
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	289,861	289,861
General Electric Capital Corp.
3.888%	03/20/2008	256,772	256,772
General Electric Capital Corp.
4.004%	02/15/2008	171,860	171,860
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	231,888	231,888

13

HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	144,930	144,930
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	289,861	289,861
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	289,861	289,861
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	289,861	289,861
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	144,930	144,930
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	289,861	289,861
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	115,944	115,944
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	231,888	231,888
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	173,916	173,916
Reserve Primary Money Market Fund (c)
		605,964	605,964
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	1,017,411	1,017,411
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	289,862	289,862
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	144,931	144,931
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	202,902	202,902
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	231,888	231,888
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	202,902	202,902
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	260,875	260,875
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	949,015	949,015
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	318,847	318,847
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	231,889	231,889
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	289,861	289,861
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	289,862	289,862
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	231,889	231,889
			12,795,412

14

Repurchase Agreements — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (e)	268,587	268,587

TOTAL SHORT-TERM INVESTMENTS (Cost $13,063,999)		13,063,999

TOTAL INVESTMENTS — 102.3% (Cost $565,311,863) (f)		$537,563,762

Other Assets/(Liabilities) — (2.3%)		(12,180,319)

NET ASSETS — 100.0%		$525,383,443

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $268,599. Collateralized by a U.S. Government Agency obligation with a rate of 4.500%, maturity date of 12/01/2020, and an aggregate market value, including accrued interest, of $274,868.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Enhanced Index Core Equity Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.9%
COMMON STOCK — 99.9%
Advertising — 0.2%
Omnicom Group, Inc.	2,750	124,767

Aerospace & Defense — 4.1%
Boeing Co.	7,400	615,532
General Dynamics Corp.	3,400	287,164
Goodrich Corp.	800	50,040
L-3 Communications Holdings, Inc.	1,250	138,537
Lockheed Martin Corp.	3,500	377,720
Northrop Grumman Corp.	3,300	261,888
Raytheon Co.	4,250	276,845
Rockwell Collins, Inc.	950	60,040
United Technologies Corp.	4,450	326,674
		2,394,440
Agriculture — 2.4%
Altria Group, Inc.	16,200	1,228,284
Reynolds American, Inc. (a)	800	50,664
UST, Inc.	1,600	83,136
		1,362,084
Apparel — 0.4%
Nike, Inc. Cl. B	3,200	197,632
VF Corp.	700	54,159
		251,791
Auto Manufacturers — 0.3%
Ford Motor Co. (a) (b)	21,300	141,432
General Motors Corp. (a)	1,900	53,789
		195,221
Automotive & Parts — 0.3%
The Goodyear Tire & Rubber Co. (b)	1,200	30,204
Johnson Controls, Inc.	4,450	157,396
		187,600
Banks — 5.2%
Bank of America Corp.	17,453	774,041
The Bank of New York Mellon Corp.	8,302	387,122
Capital One Financial Corp. (a)	2,209	121,075
Comerica, Inc.	500	21,810
Fifth Third Bancorp	3,050	82,655
KeyCorp	2,250	58,837
M&T Bank Corp.	200	18,354
Marshall & Ilsley Corp.	1,550	43,245
Northern Trust Corp.	1,950	143,052
PNC Financial Services Group, Inc.	2,000	131,240
Regions Financial Corp. (a)	90	2,272
State Street Corp.	2,200	180,664
SunTrust Banks, Inc. (a)	1,250	86,187

1

Synovus Financial Corp.	100	1,321
U.S. Bancorp (a)	10,550	358,172
Wachovia Corp. (a)	996	38,774
Wells Fargo & Co.	15,500	527,155
Zions Bancorp	300	16,422
		2,992,398
Beverages — 2.2%
Anheuser-Busch Cos., Inc.	4,050	188,406
The Coca-Cola Co.	9,400	556,198
Coca-Cola Enterprises, Inc.	2,350	54,214
Constellation Brands, Inc. Cl. A (b)	1,150	24,035
Molson Coors Brewing Co. Cl. B	600	26,802
The Pepsi Bottling Group, Inc.	2,450	85,382
PepsiCo, Inc.	5,000	340,950
		1,275,987
Biotechnology — 0.8%
Amgen, Inc. (b)	4,850	225,961
Biogen Idec, Inc. (b)	1,700	103,615
Genzyme Corp. (b)	1,250	97,662
Millipore Corp. (b)	300	21,045
		448,283
Building Materials — 0.1%
Masco Corp. (a)	2,350	53,885
Trane, Inc.	100	4,478
		58,363
Chemicals — 2.5%
Air Products & Chemicals, Inc.	900	81,018
The Dow Chemical Co.	4,200	162,372
Du Pont (E.I.) de Nemours & Co.	7,300	329,814
Eastman Chemical Co.	500	33,035
Monsanto Co.	5,400	607,176
Praxair, Inc.	1,350	109,228
The Sherwin-Williams Co.	900	51,489
Sigma-Aldrich Corp.	900	44,694
		1,418,826
Commercial Services — 0.9%
Apollo Group, Inc. Cl. A (b)	800	63,792
Convergys Corp. (b)	600	9,306
Donnelley (R.R.) & Sons Co.	1,850	64,546
Equifax, Inc.	1,150	42,653
McKesson Corp. (a)	3,050	191,509
Moody’s Corp. (a)	900	31,491
Western Union Co.	6,450	144,480
		547,777
Computers — 5.3%
Apple, Inc. (b)	5,900	798,624
Computer Sciences Corp. (b)	1,050	44,436
Electronic Data Systems Corp.	1,150	23,115

2

EMC Corp. (b)	20,050	318,193
Hewlett-Packard Co.	18,450	807,187
International Business Machines Corp.	8,800	944,592
Lexmark International, Inc. Cl. A (b)	700	25,347
Network Appliance, Inc. (b)	1,050	24,381
SanDisk Corp. (b)	800	20,360
Sun Microsystems, Inc. (b)	3,550	62,125
Teradata Corp. (b)	500	11,910
		3,080,270
Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	2,200	169,400
The Estee Lauder Cos., Inc. Cl. A	500	21,100
The Procter & Gamble Co.	15,082	994,658
		1,185,158
Distribution & Wholesale — 0.1%
Genuine Parts Co.	700	30,751
W.W. Grainger, Inc.	500	39,785
		70,536
Diversified Financial — 5.4%
American Express Co.	6,550	323,046
Ameriprise Financial, Inc.	1,210	66,925
The Charles Schwab Corp.	6,950	154,985
CIT Group, Inc.	100	2,796
Citigroup, Inc.	9,450	266,679
CME Group, Inc. (a)	300	185,670
Discover Financial Services	7,750	135,625
Fannie Mae	200	6,772
Federated Investors, Inc. Cl. B	600	25,542
Franklin Resources, Inc.	400	41,692
Freddie Mac	200	6,078
The Goldman Sachs Group, Inc.	4,100	823,157
IntercontinentalExchange, Inc. (b)	400	55,984
JP Morgan Chase & Co.	15,750	748,912
Janus Capital Group, Inc. (a)	500	13,505
Legg Mason, Inc.	300	21,600
Lehman Brothers Holdings, Inc.	3,200	205,344
Merrill Lynch & Co., Inc.	100	5,640
SLM Corp.	50	1,087
T. Rowe Price Group, Inc.	1,150	58,178
		3,149,217
Electric — 3.3%
AES Corp. (b)	500	9,540
Ameren Corp. (a)	100	4,481
American Electric Power Co., Inc.	2,550	109,216
CenterPoint Energy, Inc.	2,000	32,020
Consolidated Edison, Inc.	2,250	98,055
Constellation Energy Group, Inc.	500	46,980
Dominion Resources, Inc.	1,500	64,500
DTE Energy Co.	1,150	49,047
Duke Energy Corp.	13,230	246,872

3

Edison International	3,400	177,344
Entergy Corp.	900	97,362
Exelon Corp.	2,950	224,760
FirstEnergy Corp.	1,350	96,147
FPL Group, Inc.	1,700	109,616
PG&E Corp. (a)	50	2,052
Pinnacle West Capital Corp.	1,100	42,262
PPL Corp.	1,600	78,272
Progress Energy, Inc.	1,500	67,755
Public Service Enterprise Group, Inc.	2,000	192,000
Southern Co.	3,400	123,590
Xcel Energy, Inc.	2,450	50,935
		1,922,806
Electrical Components & Equipment — 0.7%
Emerson Electric Co.	7,650	388,926
Molex, Inc.	100	2,404
		391,330
Electronics — 0.5%
Agilent Technologies, Inc. (b)	1,600	54,256
Applera Corp. - Applied Biosystems Group	800	25,224
Jabil Circuit, Inc.	100	1,325
PerkinElmer, Inc.	950	23,645
Thermo Fisher Scientific, Inc. (b)	2,100	108,129
Tyco Electronics Ltd.	1,907	64,476
Waters Corp. (b)	500	28,725
		305,780
Engineering & Construction — 0.3%
Fluor Corp.	700	85,169
Jacobs Engineering Group, Inc. (b)	1,050	80,262
		165,431
Environmental Controls — 0.3%
Allied Waste Industries, Inc. (b)	11,000	108,350
Waste Management, Inc.	1,500	48,660
		157,010
Foods — 1.5%
ConAgra Foods, Inc.	1,300	27,989
General Mills, Inc.	1,500	81,915
Heinz (H. J.) Co.	1,350	57,456
The Hershey Co. (a)	400	14,480
Kellogg Co.	950	45,505
Kraft Foods, Inc. Cl. A	6,900	201,894
The Kroger Co.	7,300	185,785
Sara Lee Corp.	3,200	44,992
SuperValu, Inc.	1,600	48,096
Sysco Corp.	2,750	79,887
Tyson Foods, Inc. Cl. A	1,900	27,075
Wrigley (Wm.) Jr. Co.	900	51,687
		866,761

4

Forest Products & Paper — 0.3%
International Paper Co.	1,950	62,887
MeadWestvaco Corp.	800	22,400
Temple-Inland, Inc.	600	11,250
Weyerhaeuser Co.	900	60,948
		157,485
Gas — 0.3%
Nicor, Inc.	700	28,700
NiSource, Inc.	1,400	26,586
Sempra Energy	2,200	122,980
		178,266
Hand & Machine Tools — 0.2%
The Black & Decker Corp.	600	43,524
Snap-on, Inc.	400	19,648
The Stanley Works	700	35,952
		99,124
Health Care - Products — 2.7%
Bard (C.R.), Inc. (a)	500	48,285
Baxter International, Inc.	5,300	321,922
Becton, Dickinson & Co.	700	60,571
Boston Scientific Corp. (b)	5,900	71,567
Covidien Ltd.	1,407	62,794
Johnson & Johnson	15,150	958,389
Medtronic, Inc.	600	27,942
Patterson Cos., Inc. (b)	500	16,020
Zimmer Holdings, Inc. (b)	100	7,827
		1,575,317
Health Care - Services — 1.4%
Aetna, Inc.	3,600	191,736
Coventry Health Care, Inc. (b)	400	22,632
Humana, Inc. (b)	950	76,285
Laboratory Corp. of America Holdings (b)	100	7,388
Quest Diagnostics, Inc.	800	39,456
UnitedHealth Group, Inc.	6,450	327,918
WellPoint, Inc. (b)	2,100	164,220
		829,635
Holding Company - Diversified — 0.0%
Leucadia National Corp.	400	17,668

Home Builders — 0.1%
Centex Corp.	950	26,391
D.R. Horton, Inc.	1,150	19,837
KB Home	800	22,000
		68,228
Home Furnishing — 0.0%
Whirlpool Corp.	300	25,533

5

Household Products — 0.4%
The Clorox Co.	1,050	64,386
Fortune Brands, Inc.	1,050	73,416
Kimberly-Clark Corp.	1,800	118,170
		255,972
Housewares — 0.1%
Newell Rubbermaid, Inc.	2,000	48,240

Insurance — 5.3%
ACE Ltd.	2,650	154,601
AFLAC, Inc.	2,100	128,793
Allstate Corp.	2,550	125,638
American International Group, Inc.	4,900	270,284
Aon Corp.	2,350	102,272
Assurant, Inc.	700	45,423
Chubb Corp.	4,050	209,749
Cigna Corp.	2,550	125,358
Cincinnati Financial Corp.	896	34,532
Genworth Financial, Inc. Cl. A	1,700	41,378
The Hartford Financial Services Group, Inc.	3,300	266,541
Lincoln National Corp.	849	46,152
Loews Corp.	1,700	79,373
Marsh & McLennan Cos., Inc.	100	2,760
Metlife, Inc.	6,050	356,768
Principal Financial Group, Inc. (a)	1,250	74,512
Progressive Corp.	3,200	59,392
Prudential Financial, Inc.	4,950	417,632
Safeco Corp.	300	16,011
Torchmark Corp.	700	42,742
St. Paul Travelers Companies	6,757	325,012
Unum Group	3,900	88,218
XL Capital Ltd. Cl. A	1,800	81,000
		3,094,141
Internet — 2.4%
Amazon.com, Inc. (b)	3,450	268,065
eBay, Inc. (b)	11,200	301,168
Expedia, Inc. (b)	2,850	65,607
Google, Inc. Cl. A (b)	900	507,870
IAC/InterActiveCorp (b)	1,350	35,019
Symantec Corp. (b)	3,200	57,376
VeriSign, Inc. (b)	1,050	35,616
Yahoo!, Inc. (a) (b)	4,750	91,105
		1,361,826
Investment Companies — 0.1%
American Capital Strategies Ltd. (a)	1,800	63,306

Iron & Steel — 0.3%
Allegheny Technologies, Inc.	400	28,160
Nucor Corp.	1,350	78,030
United States Steel Corp.	600	61,266
		167,456

6

Leisure Time — 0.1%
Carnival Corp.	1,200	53,388

Lodging — 0.1%
Marriott International, Inc. Cl. A	100	3,596
Starwood Hotels & Resorts Worldwide, Inc.	500	22,625
Wyndham Worldwide Corp.	640	15,078
		41,299
Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	2,750	195,635
Terex Corp. (b)	200	11,752
		207,387
Machinery - Diversified — 0.5%
Deere & Co.	2,300	201,848
The Manitowoc Co., Inc.	500	19,060
Rockwell Automation, Inc.	900	51,318
		272,226
Manufacturing — 4.6%
3M Co. (a)	1,850	147,353
Cooper Industries Ltd. Cl. A	1,150	51,221
Danaher Corp.	1,050	78,173
Dover Corp.	500	20,180
Eastman Kodak Co. (a)	2,350	46,836
Eaton Corp.	950	78,622
General Electric Co.	36,650	1,297,777
Honeywell International, Inc.	5,700	336,699
Illinois Tool Works, Inc.	1,648	83,059
Ingersoll-Rand Co. Ltd. Cl. A	1,350	53,352
ITT Corp.	1,050	62,402
Leggett & Platt, Inc.	1,250	23,775
Pall Corp.	800	29,512
Parker Hannifin Corp.	1,700	114,937
Textron, Inc.	1,850	103,693
Tyco International Ltd.	3,857	151,812
		2,679,403
Media — 2.2%
CBS Corp. Cl. B	3,750	94,463
Clear Channel Communications, Inc.	5,250	161,228
Gannett Co., Inc.	100	3,700
The McGraw-Hill Companies, Inc.	2,200	94,072
Meredith Corp.	1,100	51,689
New York Times Co. Cl. A (a)	1,250	20,925
News Corp., Inc. Cl. A	6,050	114,345
The Scripps (E.W.) Co. Cl. A	300	12,216
Time Warner, Inc.	16,800	264,432
Viacom, Inc. Cl. B (b)	7,300	282,948
The Walt Disney Co. (a)	5,300	158,629
		1,258,647

7

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	500	56,900

Mining — 0.8%
Alcoa, Inc.	3,950	130,745
Freeport-McMoran Copper & Gold, Inc.	3,936	350,422
Vulcan Materials Co. (a)	100	7,846
		489,013
Office Equipment/Supplies — 0.2%
Xerox Corp.	7,200	110,880

Oil & Gas — 10.3%
Anadarko Petroleum Corp.	2,200	128,898
Apache Corp.	1,900	181,336
Chesapeake Energy Corp.	1,950	72,599
Chevron Corp.	10,189	860,971
ConocoPhillips	12,493	1,003,438
Devon Energy Corp. (a)	2,000	169,960
Exxon Mobil Corp.	28,050	2,423,520
Hess Corp.	1,150	104,455
Marathon Oil Corp.	3,250	152,263
Murphy Oil Corp.	800	58,832
Nabors Industries Ltd. (b)	100	2,722
Noble Corp.	1,350	59,090
Noble Energy, Inc.	1,350	97,983
Occidental Petroleum Corp.	6,650	451,336
Tesoro Corp. (a)	700	27,335
Valero Energy Corp.	3,100	183,489
		5,978,227
Oil & Gas Services — 1.6%
BJ Services Co.	100	2,175
National Oilwell Varco, Inc. (b)	4,150	249,955
Schlumberger Ltd.	6,150	464,079
Transocean, Inc. (b)	1,500	183,900
		900,109
Packaging & Containers — 0.1%
Ball Corp.	1,050	48,185

Pharmaceuticals — 6.5%
Abbott Laboratories	6,900	388,470
Allergan, Inc.	800	53,752
AmerisourceBergen Corp.	1,150	53,648
Bristol-Myers Squibb Co.	16,250	376,838
Eli Lilly & Co.	6,850	352,912
Express Scripts, Inc. (b)	2,200	148,478
Forest Laboratories, Inc. (b)	1,500	59,655
Hospira, Inc. (b)	700	28,777
King Pharmaceuticals, Inc. (b)	1,600	16,784
Medco Health Solutions, Inc. (b)	4,900	245,392
Merck & Co., Inc.	11,600	536,848
Pfizer, Inc.	52,550	1,229,145
Watson Pharmaceutical, Inc. (b)	1,900	49,609
Wyeth	6,050	240,790
		3,781,098

8

Pipelines — 0.3%
Questar Corp.	700	35,637
Spectra Energy Corp.	1,750	39,970
The Williams Cos., Inc.	3,050	97,509
		173,116
Real Estate — 0.0%
Forestar Real Estate Group, Inc. (b)	200	4,568

Real Estate Investment Trusts (REITS) — 0.5%
Boston Properties, Inc. (a)	300	27,576
Equity Residential	2,250	84,173
Host Hotels & Resorts, Inc.	2,300	38,502
ProLogis (a)	1,250	74,188
Public Storage	500	39,125
Simon Property Group, Inc. (a)	100	8,938
		272,502
Retail — 4.6%
Abercrombie & Fitch Co. Cl. A	500	39,845
AutoNation, Inc. (a) (b)	100	1,628
AutoZone, Inc. (b)	900	108,792
Best Buy Co., Inc.	2,200	107,382
Big Lots, Inc. (a) (b)	1,050	18,228
Circuit City Stores, Inc.	100	544
Costco Wholesale Corp.	3,100	210,614
CVS Caremark Corp.	7,704	300,995
Darden Restaurants, Inc.	600	16,992
Family Dollar Stores, Inc.	1,250	26,288
The Gap, Inc.	3,600	68,832
J.C. Penney Co., Inc.	100	4,741
Kohl’s Corp. (b)	100	4,564
Lowe’s Companies, Inc.	100	2,644
Macy’s, Inc.	2,422	66,944
McDonald’s Corp.	9,400	503,370
Nordstrom, Inc. (a)	100	3,890
Office Depot, Inc. (a) (b)	100	1,483
RadioShack Corp. (a)	7,850	136,198
Staples, Inc.	3,700	88,578
Tiffany & Co.	950	37,905
The TJX Cos., Inc.	3,200	100,992
Wal-Mart Stores, Inc.	12,700	646,176
Wendy’s International, Inc.	800	19,536
Yum! Brands, Inc.	4,300	146,888
		2,664,049
Savings & Loans — 0.1%
Guaranty Financial Group, Inc. (b)	200	2,780
Hudson City Bancorp, Inc.	3,150	51,597
Sovereign Bancorp, Inc. (a)	1,250	15,588
Washington Mutual, Inc.	132	2,629
		72,594

9

Semiconductors — 3.1%
Advanced Micro Devices, Inc. (a) (b)	300	2,292
Analog Devices, Inc.	1,050	29,778
Applied Materials, Inc.	5,400	96,768
Broadcom Corp. Cl. A (b)	1,800	39,744
Intel Corp.	41,100	871,320
KLA-Tencor Corp.	700	29,246
Linear Technology Corp. (a)	1,050	29,054
LSI Corp. (b)	1,700	8,874
MEMC Electronic Materials, Inc. (b)	2,000	142,920
Micron Technology, Inc. (b)	200	1,406
National Semiconductor Corp.	1,100	20,273
Novellus Systems, Inc. (b)	1,500	35,640
Nvidia Corp. (b)	5,000	122,950
QLogic Corp. (b)	600	8,580
Teradyne, Inc. (b)	800	8,776
Texas Instruments, Inc.	10,400	321,672
Xilinx, Inc.	1,400	30,618
		1,799,911
Software — 4.5%
Adobe Systems, Inc. (b)	4,850	169,411
Autodesk, Inc. (b)	2,000	82,300
Automatic Data Processing, Inc.	3,500	141,995
BMC Software, Inc. (b)	2,150	68,886
CA, Inc.	3,306	72,831
Citrix Systems, Inc. (b)	700	24,234
Compuware Corp. (b)	10,600	90,100
Electronic Arts, Inc. (b)	100	4,737
Fiserv, Inc. (b)	700	35,959
IMS Health, Inc.	600	14,334
Intuit, Inc. (b)	1,150	35,294
Microsoft Corp.	42,250	1,377,350
Novell, Inc. (b)	1,300	8,268
Oracle Corp. (b)	23,483	482,576
Total System Services, Inc. (a)	48	1,109
		2,609,384
Telecommunications — 5.1%
American Tower Corp. Cl. A (b)	1,700	63,801
AT&T, Inc.	30,549	1,175,831
CenturyTel, Inc.	2,350	86,739
Ciena Corp. (a) (b)	700	18,991
Cisco Systems, Inc. (b)	29,550	723,975
Corning, Inc.	6,600	158,862
Embarq Corp.	718	32,525
JDS Uniphase Corp. (a) (b)	462	4,809
Juniper Networks, Inc. (b)	4,750	128,963
Qwest Communications International, Inc.	4,000	23,520
Tellabs, Inc. (b)	100	682
Verizon Communications, Inc.	13,350	518,514
Windstream Corp.	2,650	30,767
		2,967,979

10

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	1,150	29,866

Transportation — 1.7%
Burlington Northern Santa Fe Corp.	1,800	155,736
CSX Corp.	2,500	121,200
Norfolk Southern Corp.	1,200	65,268
Ryder System, Inc.	200	10,412
Union Pacific Corp.	1,850	231,306
United Parcel Service, Inc. Cl. B	5,500	402,380
		986,302

TOTAL EQUITIES (Cost $60,058,831)		57,951,066

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 4.4%
Cash Equivalents (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	17,275	17,275
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	23,034	23,034
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	46,069	46,069
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	57,586	57,586
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	46,069	46,069
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	80,621	80,621
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	46,069	46,069
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	34,552	34,552
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	28,793	28,793
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	34,552	34,552
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	34,552	34,552
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	57,586	57,586
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	46,069	46,069
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	195,217	195,217
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	46,069	46,069

11

Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	51,828	51,828
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	34,552	34,552
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	34,552	34,552
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	57,586	57,586
General Electric Capital Corp.
3.888%	03/20/2008	51,012	51,012
General Electric Capital Corp.
4.004%	02/15/2008	34,143	34,143
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	46,069	46,069
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	28,793	28,793
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	57,586	57,586
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	57,586	57,586
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	57,586	57,586
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	28,793	28,793
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	57,586	57,586
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	23,034	23,034
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	46,069	46,069
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	34,552	34,552
Reserve Primary Money Market Fund (c)
		120,386	120,386
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	202,127	202,127
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	57,586	57,586
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	28,793	28,793
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	40,310	40,310
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	46,069	46,069
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	40,310	40,310
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	51,828	51,828
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	188,539	188,539
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	63,345	63,345

12

Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	46,069	46,069
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	57,586	57,586
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	57,586	57,586
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	46,069	46,069
			2,542,043

TOTAL SHORT-TERM INVESTMENTS (Cost $2,542,043)			2,542,043

TOTAL INVESTMENTS — 104.3% (Cost $62,600,874) (e)			$60,493,109

Other Assets/(Liabilities) — (4.3%)			(2,504,231)

NET ASSETS — 100.0%			$57,988,878

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Premier Main Street Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Aerospace & Defense — 3.2%
Boeing Co.	25,200	2,096,136
L-3 Communications Holdings, Inc.	13,400	1,485,122
Lockheed Martin Corp.	4,300	464,056
Northrop Grumman Corp.	19,600	1,555,456
Raytheon Co.	32,100	2,090,994
United Technologies Corp.	27,400	2,011,434
		9,703,198
Agriculture — 0.9%
Altria Group, Inc.	36,300	2,752,266
Reynolds American, Inc.	800	50,664
		2,802,930
Airlines — 0.1%
AMR Corp. (a)	7,800	108,732
Continental Airlines, Inc. Cl. B (a)	4,700	127,887
Northwest Airlines Corp. (a)	2,600	48,646
UAL Corp.	2,200	83,490
		368,755
Apparel — 0.0%
Polo Ralph Lauren Corp.	1,700	103,003

Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co. (a)	3,800	95,646
Johnson Controls, Inc.	5,100	180,387
Lear Corp. (a)	3,400	99,824
		375,857
Banks — 6.4%
Bank of America Corp.	201,883	8,953,511
Capital One Financial Corp.	4,900	268,569
U.S. Bancorp	46,300	1,571,885
Wachovia Corp. (b)	136,055	5,296,621
Wells Fargo & Co.	97,100	3,302,371
		19,392,957
Beverages — 1.1%
The Coca-Cola Co.	34,500	2,041,365
PepsiCo, Inc.	16,700	1,138,773
		3,180,138
Biotechnology — 1.3%
Amgen, Inc. (a)	31,000	1,444,290
Biogen Idec, Inc. (a)	26,100	1,590,795
Genentech, Inc. (a)	11,900	835,261
Invitrogen Corp. (a)	1,600	137,072
		4,007,418

1

Building Materials — 0.0%
USG Corp. (a) (b)	2,900	106,140

Chemicals — 1.5%
Celanese Corp. Cl. A	2,500	92,950
The Dow Chemical Co.	20,000	773,200
Monsanto Co.	16,000	1,799,040
The Mosaic Co. (a)	19,600	1,783,796
Terra Industries, Inc. (a) (b)	2,600	117,182
Zep, Inc.	200	3,304
		4,569,472
Commercial Services — 1.4%
Accenture Ltd. Cl. A	48,300	1,672,146
Apollo Group, Inc. Cl. A (a)	5,100	406,674
Career Education Corp. (a)	1,600	34,784
ChoicePoint, Inc. (a)	3,100	103,199
The Corporate Executive Board Co. (b)	1,500	86,325
Hewitt Associates, Inc. Cl. A (a)	2,400	89,208
ITT Educational Services, Inc. (a)	1,300	118,755
McKesson Corp.	22,600	1,419,054
Robert Half International, Inc.	3,400	94,452
Western Union Co.	8,300	185,920
		4,210,517
Computers — 8.8%
Affiliated Computer Services, Inc. Cl. A (a)	1,100	53,625
Apple, Inc. (a)	26,800	3,627,648
Cadence Design Systems, Inc. (a)	7,700	78,155
Computer Sciences Corp. (a)	3,000	126,960
Dell, Inc. (a)	154,700	3,100,188
DST Systems, Inc. (a)	1,600	114,400
Electronic Data Systems Corp.	57,700	1,159,770
EMC Corp. (a)	110,600	1,755,222
Hewlett-Packard Co.	173,700	7,599,375
International Business Machines Corp.	67,300	7,223,982
Lexmark International, Inc. Cl. A (a)	3,500	126,735
MICROS Systems, Inc. (a)	1,200	73,896
NCR Corp. (a)	5,100	109,548
Network Appliance, Inc. (a)	6,400	148,608
Seagate Technology	48,600	985,122
Sun Microsystems, Inc. (a)	14,000	245,000
Synopsys, Inc. (a)	4,500	99,090
Teradata Corp. (a)	3,200	76,224
		26,703,548
Cosmetics & Personal Care — 1.4%
The Procter & Gamble Co.	62,092	4,094,967

Diversified Financial — 10.1%
American Express Co.	13,000	641,160
The Charles Schwab Corp.	11,000	245,300
CIT Group, Inc.	5,200	145,392
Citigroup, Inc.	270,000	7,619,400
Discover Financial Services	3,500	61,250
Fannie Mae	25,300	856,658

2

The Goldman Sachs Group, Inc.	32,300	6,484,871
JP Morgan Chase & Co.	198,500	9,438,675
Janus Capital Group, Inc. (b)	4,900	132,349
Lehman Brothers Holdings, Inc.	10,600	680,202
Merrill Lynch & Co., Inc.	16,300	919,320
Morgan Stanley	65,900	3,257,437
		30,482,014
Electric — 0.1%
Duke Energy Corp.	11,300	210,858

Electronics — 0.6%
Agilent Technologies, Inc. (a)	46,400	1,573,424
Arrow Electronics, Inc. (a)	3,600	123,192
Avnet, Inc. (a)	3,800	135,318
Thomas & Betts Corp. (a)	2,300	104,075
		1,936,009
Engineering & Construction — 0.0%
Fluor Corp.	1,000	121,670

Foods — 0.2%
The Kroger Co.	26,300	669,335

Forest Products & Paper — 0.1%
International Paper Co.	11,700	377,325

Hand & Machine Tools — 0.1%
The Black & Decker Corp.	1,700	123,318
The Stanley Works	2,500	128,400
		251,718
Health Care - Products — 2.4%
Baxter International, Inc.	13,400	813,916
Intuitive Surgical, Inc. (a)	500	127,000
Johnson & Johnson	84,400	5,339,144
Kinetic Concepts, Inc. (a)	2,200	109,516
Medtronic, Inc.	20,100	936,057
		7,325,633
Health Care - Services — 2.8%
Aetna, Inc.	39,200	2,087,792
Coventry Health Care, Inc. (a)	2,100	118,818
Health Net, Inc. (a)	2,800	130,172
Humana, Inc. (a)	5,500	441,650
Lincare Holdings, Inc. (a)	2,400	80,184
UnitedHealth Group, Inc.	45,540	2,315,254
WellPoint, Inc. (a)	41,734	3,263,599
		8,437,469
Home Builders — 0.2%
Lennar Corp. Cl. A (b)	6,400	131,840
NVR, Inc. (a) (b)	200	126,300
Pulte Homes, Inc.	10,800	176,472
Toll Brothers, Inc. (a) (b)	5,500	128,040
		562,652

3

Home Furnishing — 0.0%
Tempur-Pedic International, Inc. (b)	3,500	69,370

Household Products — 0.1%
Fossil, Inc. (a)	1,900	64,562
The Scotts Miracle-Gro Co.	2,600	101,504
		166,066
Housewares — 0.0%
The Toro Co.	900	44,406

Insurance — 5.3%
Allstate Corp.	16,100	793,247
Ambac Financial Group, Inc. (b)	4,400	51,568
American International Group, Inc.	139,100	7,672,756
Aon Corp.	29,800	1,296,896
Assurant, Inc.	1,800	116,802
Berkshire Hathaway, Inc. Cl. B (a)	220	1,001,000
Chubb Corp.	31,300	1,621,027
CNA Financial Corp.	900	30,591
First American Corp.	3,400	148,070
Genworth Financial, Inc. Cl. A	18,500	450,290
HCC Insurance Holdings, Inc.	400	11,144
Loews Corp.	10,500	490,245
MBIA, Inc. (b)	5,800	89,900
Metlife, Inc.	9,300	548,421
Progressive Corp.	12,300	228,288
Safeco Corp.	700	37,359
St. Paul Travelers Companies	31,600	1,519,960
		16,107,564
Internet — 3.0%
Amazon.com, Inc. (a) (b)	20,700	1,608,390
Check Point Software Technologies Ltd. (a)	3,100	66,030
eBay, Inc. (a)	59,400	1,597,266
Google, Inc. Cl. A (a)	6,900	3,893,670
IAC/InterActiveCorp (a)	2,600	67,444
McAfee, Inc. (a)	3,700	124,542
Symantec Corp. (a)	89,400	1,602,942
Valueclick, Inc. (a)	1,500	32,745
VeriSign, Inc. (a)	3,500	118,720
		9,111,749
Iron & Steel — 0.8%
AK Steel Holding Corp. (a)	2,200	105,116
Carpenter Technology Corp.	1,300	80,132
Nucor Corp.	28,600	1,653,080
Reliance Steel & Aluminum Co.	1,700	83,657
United States Steel Corp.	3,600	367,596
		2,289,581

4

Machinery - Diversified — 0.5%
Cummins, Inc.	9,900	477,972
Deere & Co.	9,400	824,944
Rockwell Automation, Inc.	1,900	108,338
Zebra Technologies Corp. Cl. A (a)	800	24,568
		1,435,822
Manufacturing — 6.0%
3M Co. (b)	19,900	1,585,035
Acuity Brands, Inc.	800	36,408
Eaton Corp.	4,800	397,248
General Electric Co.	324,100	11,476,381
Honeywell International, Inc.	21,200	1,252,284
Ingersoll-Rand Co. Ltd. Cl. A	11,400	450,528
Parker Hannifin Corp.	19,000	1,284,590
SPX Corp.	1,500	150,900
Teleflex, Inc.	500	29,560
Tyco International Ltd.	39,750	1,564,560
		18,227,494
Media — 5.0%
CBS Corp. Cl. B	24,400	614,636
Clear Channel Communications, Inc.	52,700	1,618,417
Comcast Corp. Cl. A (a)	57,300	1,040,568
Dish Network Corp. Cl. A (a)	13,700	386,888
Liberty Global, Inc. Cl. A (a)	14,800	598,068
Liberty Media Holding Corp. Capital Cl. A (a)	1,200	129,144
News Corp., Inc. Cl. A	31,600	597,240
Time Warner, Inc.	323,600	5,093,464
Viacom, Inc. Cl. B (a)	45,150	1,750,014
The Walt Disney Co.	110,800	3,316,244
		15,144,683
Mining — 0.6%
Freeport-McMoran Copper & Gold, Inc.	6,700	596,501
Southern Copper Corp. (b)	13,000	1,219,920
		1,816,421
Office Equipment/Supplies — 0.3%
Xerox Corp.	63,300	974,820

Oil & Gas — 9.5%
Anadarko Petroleum Corp.	10,200	597,618
Chevron Corp.	66,410	5,611,645
ConocoPhillips	50,239	4,035,197
Exxon Mobil Corp.	172,900	14,938,560
Occidental Petroleum Corp.	23,500	1,594,945
Tesoro Corp.	3,000	117,150
Valero Energy Corp.	32,900	1,947,351
		28,842,466
Oil & Gas Services — 1.4%
Dresser-Rand Group, Inc. (a)	2,500	79,250
Global Industries Ltd. (a)	4,700	83,002
National Oilwell Varco, Inc. (a)	6,300	379,449
Schlumberger Ltd.	37,500	2,829,750
Transocean, Inc. (a)	6,300	772,380
		4,143,831

5

Packaging & Containers — 0.1%
Owens-Illinois, Inc. (a)	3,700	186,480
Packaging Corp. of America	3,900	94,536
		281,016
Pharmaceuticals — 3.5%
Abbott Laboratories	2,800	157,640
AmerisourceBergen Corp.	2,600	121,290
Endo Pharmaceuticals Holdings, Inc. (a)	3,300	86,262
Express Scripts, Inc. (a)	26,900	1,815,480
Forest Laboratories, Inc. (a)	21,100	839,147
Herbalife Ltd.	1,300	51,584
King Pharmaceuticals, Inc. (a)	11,100	116,439
Medco Health Solutions, Inc. (a)	43,100	2,158,448
Merck & Co., Inc.	24,400	1,129,232
Omnicare, Inc.	4,300	95,202
OSI Pharmaceuticals, Inc. (a)	1,900	75,772
Pfizer, Inc.	113,600	2,657,104
Sepracor, Inc. (a)	4,400	124,256
Wyeth	32,700	1,301,460
		10,729,316
Real Estate Investment Trusts (REITS) — 0.1%
General Growth Properties, Inc.	4,800	175,296

Retail — 2.0%
AutoNation, Inc. (a)	7,300	118,844
AutoZone, Inc. (a)	1,200	145,056
Best Buy Co., Inc.	3,400	165,954
Big Lots, Inc. (a) (b)	4,100	71,176
Chipotle Mexican Grill, Inc. Cl. B (a) (b)	1,381	132,327
Costco Wholesale Corp.	9,300	631,842
CVS Caremark Corp.	11,600	453,212
Dollar Tree Stores, Inc. (a)	4,300	120,443
Family Dollar Stores, Inc.	5,900	124,077
The Gap, Inc.	36,800	703,616
The Home Depot, Inc.	34,000	1,042,780
Liz Claiborne, Inc.	1,800	39,402
Macy’s, Inc.	8,200	226,648
Men’s Wearhouse, Inc.	1,200	30,588
RadioShack Corp. (b)	6,300	109,305
Sears Holdings Corp. (a) (b)	12,800	1,414,272
Wal-Mart Stores, Inc.	8,900	452,832
Wendy’s International, Inc.	1,500	36,630
Yum! Brands, Inc.	1,800	61,488
		6,080,492
Savings & Loans — 0.1%
Washington Mutual, Inc.	10,800	215,136

Semiconductors — 3.6%
Analog Devices, Inc.	11,700	331,812
Applied Materials, Inc.	93,100	1,668,352

6

Integrated Device Technology, Inc. (a)	4,500	33,525
Intel Corp.	191,800	4,066,160
Intersil Corp. Cl. A	4,300	99,029
Lam Research Corp. (a)	2,200	84,458
Linear Technology Corp. (b)	4,600	127,282
MEMC Electronic Materials, Inc. (a)	2,200	157,212
National Semiconductor Corp.	6,100	112,423
Novellus Systems, Inc. (a)	4,700	111,672
Nvidia Corp. (a)	61,900	1,522,121
ON Semiconductor Corp. (a)	12,700	82,296
Texas Instruments, Inc.	70,600	2,183,658
Varian Semiconductor Equipment Associates, Inc. (a)	3,100	99,851
Xilinx, Inc.	6,200	135,594
		10,815,445
Software — 5.9%
Activision, Inc. (a)	5,000	129,350
Adobe Systems, Inc. (a)	19,500	681,135
Ansys, Inc. (a)	2,200	76,802
Autodesk, Inc. (a)	3,600	148,140
Automatic Data Processing, Inc.	41,400	1,679,598
BEA Systems, Inc. (a)	10,400	194,376
BMC Software, Inc. (a)	4,700	150,588
CA, Inc.	24,400	537,532
Citrix Systems, Inc. (a)	2,900	100,398
Cognos, Inc. (a)	1,300	75,400
Compuware Corp. (a)	12,900	109,650
Intuit, Inc. (a)	5,800	178,002
Microsoft Corp.	339,400	11,064,440
Novell, Inc. (a)	16,600	105,576
Oracle Corp. (a)	113,900	2,340,645
Red Hat, Inc. (a) (b)	6,300	117,684
		17,689,316
Telecommunications — 8.6%
American Tower Corp. Cl. A (a)	4,600	172,638
AT&T, Inc.	184,252	7,091,860
CenturyTel, Inc.	3,100	114,421
Cisco Systems, Inc. (a)	234,900	5,755,050
CommScope, Inc. (a)	2,800	124,180
EchoStar Corp. (a)	2,740	80,063
Embarq Corp.	2,900	131,370
Foundry Networks, Inc. (a)	6,500	89,700
Juniper Networks, Inc. (a)	54,900	1,490,535
Motorola, Inc.	114,800	1,323,644
NeuStar, Inc. Cl. A (a)	1,300	38,623
Qualcomm, Inc.	157,500	6,681,150
Qwest Communications International, Inc. (b)	198,900	1,169,532
Sprint Nextel Corp.	40,427	425,696
Telephone and Data Systems, Inc.	1,800	94,932
Tellabs, Inc. (a)	8,500	57,970
Verizon Communications, Inc.	28,000	1,087,520
		25,928,884

TOTAL EQUITIES (Cost $310,210,449)		300,282,757

7

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers — 0.0%
Seagate Technology (a) (c)	25,700	0

Electric — 0.0%
Progress Energy, Inc. (a)	19,900	6,567

TOTAL RIGHTS (Cost $2,687)		6,567

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Savings & Loans
Dime Bancorp, Inc. Expires 12/26/2050, Strike 0.00	14,200	1,852

TOTAL WARRANTS (Cost $2,698)		1,852

TOTAL LONG TERM INVESTMENTS (Cost $310,215,834)		300,291,176

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 4.3%
Cash Equivalents — 3.7% (e)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	75,074	75,074
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	100,099	100,099
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	200,198	200,198
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	250,247	250,247
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	200,198	200,198
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	350,346	350,346
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	200,198	200,198
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	150,148	150,148
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	125,124	125,124
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	150,148	150,148
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	150,148	150,148

8

BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	250,247	250,247
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	200,198	200,198
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	848,341	848,341
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	200,198	200,198
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	225,223	225,223
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	150,148	150,148
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	150,148	150,148
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	250,247	250,247
General Electric Capital Corp.
3.888%	03/20/2008	221,681	221,681
General Electric Capital Corp.
4.004%	02/15/2008	148,373	148,373
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	200,198	200,198
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	125,124	125,124
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	250,247	250,247
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	250,247	250,247
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	250,247	250,247
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	125,124	125,124
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	250,247	250,247
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	100,099	100,099
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	200,198	200,198
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	150,148	150,148
Reserve Primary Money Market Fund (d)
		523,151	523,151
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	878,369	878,369
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	250,247	250,247
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	125,124	125,124
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	175,173	175,173
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	200,198	200,198
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	175,173	175,173

9

Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	225,225	225,225
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	819,322	819,322
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	275,272	275,272
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	200,198	200,198
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	250,247	250,247
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	250,247	250,247
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	200,198	200,198
			11,046,755
Repurchase Agreements — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (f)		1,956,683	1,956,683

TOTAL SHORT-TERM INVESTMENTS (Cost $13,003,438)			13,003,438

TOTAL INVESTMENTS — 103.5% (Cost $323,219,272) (g)			$313,294,614

Other Assets/(Liabilities) — (3.5%)			(10,690,852)

NET ASSETS — 100.0%			$302,603,762

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Principal amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $1,956,770. Collateralized by a U.S. Government Agency obligation with a rate of 3.686%, maturity date of 5/25/2036, and an aggregate market value, including accrued interest, of $1,999,078.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Premier Capital Appreciation Fund — Portfolio of Investments
January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Advertising — 0.6%
Focus Media Holding Ltd. ADR (China) (a) (b)	143,500	6,895,175

Aerospace & Defense — 4.2%
General Dynamics Corp.	187,300	15,819,358
Lockheed Martin Corp.	103,600	11,180,512
United Technologies Corp.	270,700	19,872,087
		46,871,957
Airlines — 0.5%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a) (b)	167,600	5,601,192

Apparel — 1.8%
Polo Ralph Lauren Corp. (b)	332,200	20,127,998

Banks — 0.8%
Northern Trust Corp.	112,700	8,267,672

Biotechnology — 1.0%
Celgene Corp. (a)	198,500	11,137,835

Chemicals — 5.1%
Monsanto Co.	315,900	35,519,796
Praxair, Inc.	260,240	21,056,018
		56,575,814
Commercial Services — 2.0%
The Corporate Executive Board Co. (b)	145,400	8,367,770
Fastenal Co. (b)	167,040	6,750,086
MasterCard, Inc. Cl. A	36,400	7,534,800
		22,652,656
Computers — 9.7%
Affiliated Computer Services, Inc. Cl. A (a)	422,600	20,601,750
Apple, Inc. (a)	202,400	27,396,864
Cognizant Technology Solutions Corp. Cl. A (a)	393,200	10,970,280
EMC Corp. (a)	1,119,430	17,765,354
Network Appliance, Inc. (a) (b)	326,900	7,590,618
Research In Motion Ltd. (a)	250,800	23,545,104
		107,869,970
Diversified Financial — 8.7%
American Express Co.	147,000	7,250,040
The Charles Schwab Corp.	476,100	10,617,030
CME Group, Inc.	39,900	24,694,110
Fortress Investment Group LLC Cl. A (b)	453,800	6,720,778
The Goldman Sachs Group, Inc.	102,840	20,647,187
Och-Ziff Capital Management (a) (b)	307,500	6,783,450
T. Rowe Price Group, Inc.	94,400	4,775,696
UBS AG Registered	370,841	15,344,351
		96,832,642

1

Electronics — 1.4%
Thermo Fisher Scientific, Inc. (a)	298,700	15,380,063

Engineering & Construction — 2.5%
ABB Ltd.	612,675	15,327,242
Foster Wheeler Ltd. (a)	66,900	4,580,643
McDermott International, Inc. (a)	162,500	7,666,750
		27,574,635
Foods — 4.5%
Cadbury Schweppes PLC	1,698,500	18,784,411
Nestle SA	46,883	20,950,631
Sysco Corp.	354,100	10,286,605
		50,021,647
Health Care - Products — 3.0%
Bard (C.R.), Inc. (b)	70,400	6,798,528
Baxter International, Inc.	99,500	6,043,630
Henry Schein, Inc. (a) (b)	172,200	10,009,986
St. Jude Medical, Inc. (a)	162,700	6,590,977
Stryker Corp.	57,900	3,877,563
		33,320,684
Health Care - Services — 2.0%
Covance, Inc. (a)	88,100	7,326,396
WellPoint, Inc. (a)	194,100	15,178,620
		22,505,016
Household Products — 0.6%
Reckitt Benckiser Group PLC	116,450	6,107,481

Insurance — 1.3%
Prudential Financial, Inc.	171,920	14,504,890

Internet — 6.3%
Amazon.com, Inc. (a)	83,100	6,456,870
eBay, Inc. (a)	518,000	13,929,020
F5 Networks, Inc. (a)	226,200	5,322,486
Google, Inc. Cl. A (a)	73,100	41,250,330
Yahoo!, Inc. (a)	144,700	2,775,346
		69,734,052
Lodging — 2.2%
Las Vegas Sands Corp. (a)	282,400	24,758,008

Media — 1.9%
Liberty Global, Inc. Cl. A (a)	295,500	11,941,155
XM Satellite Radio Holdings, Inc. Cl. A (a)	717,500	8,897,000
		20,838,155
Metal Fabricate & Hardware — 1.0%
Precision Castparts Corp.	97,100	11,049,980

2

Oil & Gas — 4.7%
Occidental Petroleum Corp.	282,100	19,146,127
Range Resources Corp.	314,780	16,437,812
XTO Energy, Inc.	322,825	16,767,530
		52,351,469
Oil & Gas Services — 3.2%
Schlumberger Ltd.	235,300	17,755,738
Smith International, Inc. (b)	192,200	10,419,162
Transocean, Inc. (a)	60,200	7,380,520
		35,555,420
Pharmaceuticals — 7.1%
Abbott Laboratories	39,400	2,218,220
Allergan, Inc.	132,300	8,889,237
Express Scripts, Inc. (a)	178,500	12,046,965
Gilead Sciences, Inc. (a)	310,600	14,191,314
Merck & Co., Inc.	234,600	10,857,288
Roche Holding AG	125,239	22,687,511
Shire PLC	455,280	8,133,271
		79,023,806
Real Estate — 1.0%
CB Richard Ellis Group, Inc. Cl. A (a)	60,700	1,178,187
Jones Lang Lasalle, Inc. (b)	120,700	9,390,460
		10,568,647
Retail — 3.8%
Abercrombie & Fitch Co. Cl. A	137,600	10,965,344
Costco Wholesale Corp.	334,800	22,746,312
J.C. Penney Co., Inc.	182,380	8,646,636
		42,358,292
Semiconductors — 2.7%
ASML Holding NV (a) (b)	342,332	9,102,608
Broadcom Corp. Cl. A (a) (b)	594,880	13,134,950
Microchip Technology, Inc. (b)	243,700	7,776,467
		30,014,025
Software — 4.8%
Adobe Systems, Inc. (a)	360,360	12,587,375
Autodesk, Inc. (a)	292,700	12,044,605
Microsoft Corp.	547,190	17,838,394
Nuance Communications, Inc. (a) (b)	253,700	4,031,293
Salesforce.com, Inc. (a)	124,400	6,503,632
		53,005,299
Telecommunications — 11.3%
Amdocs Ltd. (a)	248,200	8,212,938
America Movil SAB de CV Sponsored ADR (Mexico)	270,300	16,193,673
Cisco Systems, Inc. (a)	1,450,190	35,529,655
Corning, Inc.	904,500	21,771,315
Crown Castle International Corp. (a)	435,100	15,746,269

3

NII Holdings, Inc. Cl. B (a)		276,200	11,782,692
Qualcomm, Inc.		386,100	16,378,362
			125,614,904

TOTAL EQUITIES (Cost $1,007,334,773)			1,107,119,384

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.8%
Cash Equivalents — 7.4% (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	560,236	560,236
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	746,985	746,985
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	1,493,971	1,493,971
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	1,867,463	1,867,463
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	1,493,971	1,493,971
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	2,614,449	2,614,449
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	1,493,971	1,493,971
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	1,120,478	1,120,478
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	933,732	933,732
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	1,120,478	1,120,478
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	1,120,478	1,120,478
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	1,867,463	1,867,463
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	1,493,971	1,493,971
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	6,330,700	6,330,700
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	1,493,971	1,493,971
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	1,680,717	1,680,717
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	1,120,478	1,120,478
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	1,120,478	1,120,478
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	1,867,463	1,867,463
General Electric Capital Corp.
3.888%	03/20/2008	1,654,286	1,654,286

4

General Electric Capital Corp.
4.004%	02/15/2008	1,107,231	1,107,231
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	1,493,971	1,493,971
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	933,732	933,732
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	1,867,463	1,867,463
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	1,867,463	1,867,463
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	1,867,463	1,867,463
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	933,732	933,732
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	1,867,463	1,867,463
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	746,985	746,985
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	1,493,971	1,493,971
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	1,120,478	1,120,478
Reserve Primary Money Market Fund (c)
		3,904,000	3,904,000
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	6,554,796	6,554,796
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	1,867,463	1,867,463
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	933,732	933,732
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	1,307,224	1,307,224
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	1,493,971	1,493,971
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	1,307,224	1,307,224
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	1,680,717	1,680,717
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	6,114,146	6,114,146
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	2,054,210	2,054,210
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	1,493,971	1,493,971
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	1,867,463	1,867,463
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	1,867,463	1,867,463
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	1,493,971	1,493,971
			82,436,042

5

Repurchase Agreements — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (e)	3,815,689	3,815,689

TOTAL SHORT-TERM INVESTMENTS (Cost $86,251,731)		86,251,731

TOTAL INVESTMENTS — 107.5% (Cost $1,093,586,504) (f)		$1,193,371,115

Other Assets/(Liabilities) — (7.5%)		(83,576,589)

NET ASSETS — 100.0%		$1,109,794,526

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $3,815,859. Collateralized by a U.S. Government Agency obligation with a rate of 3.676%, maturity date of 5/25/2036, and an aggregate market value, including accrued interest, of $3,892,954.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Core Growth Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK — 99.5%
Advertising — 0.6%
Focus Media Holding Ltd. ADR (China) (a) (b)	3,200	153,760

Aerospace & Defense — 4.2%
General Dynamics Corp.	4,156	351,016
Lockheed Martin Corp.	2,300	248,216
United Technologies Corp.	6,000	440,460
		1,039,692
Airlines — 0.5%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a) (b)	3,700	123,654

Apparel — 1.8%
Polo Ralph Lauren Corp.	7,411	449,033

Banks — 0.7%
Northern Trust Corp.	2,500	183,400

Biotechnology — 1.0%
Celgene Corp. (a)	4,329	242,900

Chemicals — 5.0%
Monsanto Co.	6,964	783,032
Praxair, Inc.	5,700	461,187
		1,244,219
Commercial Services — 2.0%
The Corporate Executive Board Co.	3,200	184,160
Fastenal Co. (b)	3,752	151,618
MasterCard, Inc. Cl. A	800	165,600
		501,378
Computers — 9.7%
Affiliated Computer Services, Inc. Cl. A (a)	9,291	452,936
Apple, Inc. (a)	4,562	617,512
Cognizant Technology Solutions Corp. Cl. A (a)	8,666	241,781
EMC Corp. (a)	25,174	399,511
Network Appliance, Inc. (a)	7,299	169,483
Research In Motion Ltd. (a)	5,600	525,728
		2,406,951
Diversified Financial — 8.8%
American Express Co.	3,300	162,756
The Charles Schwab Corp.	10,700	238,610
CME Group, Inc. (b)	899	556,391
Fortress Investment Group LLC Cl. A (b)	10,700	158,467
The Goldman Sachs Group, Inc.	2,270	455,748
Och-Ziff Capital Management (a)	6,800	150,008
T. Rowe Price Group, Inc.	2,100	106,239
UBS AG Registered	8,305	343,637
		2,171,856

1

Electronics — 1.4%
Thermo Fisher Scientific, Inc. (a)	6,700	344,983

Engineering & Construction — 2.5%
ABB Ltd.	13,634	341,081
Foster Wheeler Ltd. (a)	1,500	102,705
McDermott International, Inc. (a)	3,700	174,566
		618,352
Foods — 4.5%
Cadbury Schweppes PLC	37,460	414,286
Nestle SA	1,067	476,811
Sysco Corp.	7,992	232,168
		1,123,265
Health Care - Products — 3.0%
Bard (C.R.), Inc. (b)	1,535	148,235
Baxter International, Inc.	2,200	133,628
Henry Schein, Inc. (a)	3,832	222,754
St. Jude Medical, Inc. (a)	3,624	146,808
Stryker Corp.	1,300	87,061
		738,486
Health Care - Services — 2.1%
Covance, Inc. (a)	2,000	166,320
WellPoint, Inc. (a)	4,400	344,080
		510,400
Household Products — 0.5%
Reckitt Benckiser Group PLC	2,500	131,118

Insurance — 1.3%
Prudential Financial, Inc.	3,812	321,619

Internet — 6.2%
Amazon.com, Inc. (a)	1,900	147,630
eBay, Inc. (a)	11,553	310,660
F5 Networks, Inc. (a)	4,996	117,556
Google, Inc. Cl. A (a)	1,600	902,880
Yahoo!, Inc. (a) (b)	3,300	63,294
		1,542,020
Lodging — 2.2%
Las Vegas Sands Corp. (a)	6,286	551,094

Media — 1.9%
Liberty Global, Inc. Cl. A (a)	6,500	262,665
XM Satellite Radio Holdings, Inc. Cl. A (a)	15,985	198,214
		460,879
Metal Fabricate & Hardware — 1.0%
Precision Castparts Corp.	2,200	250,360

2

Oil & Gas — 4.7%
Occidental Petroleum Corp.	6,333	429,821
Range Resources Corp.	7,000	365,540
XTO Energy, Inc.	7,172	372,514
		1,167,875
Oil & Gas Services — 3.3%
Schlumberger Ltd.	5,336	402,655
Smith International, Inc.	4,300	233,103
Transocean, Inc. (a)	1,400	171,640
		807,398
Pharmaceuticals — 7.1%
Abbott Laboratories	900	50,670
Allergan, Inc.	2,932	197,001
Express Scripts, Inc. (a)	4,000	269,960
Gilead Sciences, Inc. (a)	7,024	320,927
Merck & Co., Inc.	5,300	245,284
Roche Holding AG	2,780	503,607
Shire PLC	10,120	180,787
		1,768,236
Real Estate — 1.0%
CB Richard Ellis Group, Inc. Cl. A (a) (b)	1,446	28,067
Jones Lang Lasalle, Inc.	2,800	217,840
		245,907
Retail — 3.8%
Abercrombie & Fitch Co. Cl. A	3,100	247,039
Costco Wholesale Corp.	7,430	504,794
J.C. Penney Co., Inc.	4,124	195,519
		947,352
Semiconductors — 2.7%
ASML Holding NV (a)	7,658	203,626
Broadcom Corp. Cl. A (a)	13,368	295,166
Microchip Technology, Inc.	5,500	175,505
		674,297
Software — 4.8%
Adobe Systems, Inc. (a)	8,056	281,396
Autodesk, Inc. (a)	6,547	269,409
Microsoft Corp.	12,284	400,458
Nuance Communications, Inc. (a) (b)	5,800	92,162
Salesforce.com, Inc. (a)	2,760	144,293
		1,187,718
Telecommunications — 11.2%
Amdocs Ltd. (a)	5,616	185,833
America Movil SAB de CV Sponsored ADR (Mexico)	5,970	357,663
Cisco Systems, Inc. (a)	31,974	783,363
Corning, Inc.	20,063	482,916
Crown Castle International Corp. (a)	9,639	348,835
NII Holdings, Inc. Cl. B (a)	6,096	260,055
Qualcomm, Inc.	8,700	369,054
		2,787,719

TOTAL EQUITIES (Cost $24,705,692)		24,695,921

3

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 5.9%
Cash Equivalents (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	9,844	9,844
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	13,129	13,129
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	26,258	26,258
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	32,822	32,822
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	26,258	26,258
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	45,951	45,951
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	26,258	26,258
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	19,693	19,693
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	16,411	16,411
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	19,693	19,693
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	19,693	19,693
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	32,822	32,822
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	26,258	26,258
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	111,266	111,266
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	26,258	26,258
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	29,540	29,540
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	19,693	19,693
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	19,693	19,693
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	32,822	32,822
General Electric Capital Corp.
3.888%	03/20/2008	29,075	29,075
General Electric Capital Corp.
4.004%	02/15/2008	19,460	19,460
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	26,258	26,258

4

HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	16,411	16,411
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	32,822	32,822
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	32,822	32,822
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	32,822	32,822
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	16,411	16,411
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	32,822	32,822
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	13,129	13,129
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	26,258	26,258
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	19,693	19,693
Reserve Primary Money Market Fund (c)
		68,615	68,615
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	115,205	115,205
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	32,822	32,822
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	16,411	16,411
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	22,975	22,975
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	26,258	26,258
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	22,975	22,975
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	29,540	29,540
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	107,460	107,460
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	36,104	36,104
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	26,258	26,258
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	32,822	32,822
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	32,822	32,822
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	26,258	26,258
			1,448,870

TOTAL SHORT-TERM INVESTMENTS (Cost $1,448,870)			1,448,870

TOTAL INVESTMENTS — 105.4% (Cost $26,154,562) (e)			$26,144,791

Other Assets/(Liabilities) — (5.4%)			(1,334,577)

NET ASSETS — 100.0%			$24,810,214

5

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a) Non-income producing security.

(b) Denotes all or a portion of security on loan. (Note 2).

(c) Principal amount represents shares owned of the fund.

(d) Represents investments of security lending collateral. (Note 2).

(e) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Enhanced Index Growth Fund — Portfolio of Investments
January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 100.1%
COMMON STOCK — 100.1%
Advertising — 0.4%
Harte-Hanks, Inc.	1,050	16,821
Omnicom Group, Inc.	25,000	1,134,250
		1,151,071
Aerospace & Defense — 4.3%
Alliant Techsystems, Inc. (a)	1,000	105,850
BE Aerospace, Inc. (a)	1,700	65,637
Boeing Co.	49,730	4,136,541
DRS Technologies, Inc.	7,110	381,594
General Dynamics Corp.	3,320	280,407
Goodrich Corp.	6,060	379,053
L-3 Communications Holdings, Inc.	3,350	371,280
Lockheed Martin Corp.	25,130	2,712,030
Northrop Grumman Corp.	5,390	427,750
Raytheon Co.	11,010	717,191
Rockwell Collins, Inc.	7,380	466,416
United Technologies Corp.	18,570	1,363,224
		11,406,973
Agriculture — 2.3%
Altria Group, Inc.	69,370	5,259,633
Loews Corp. - Carolina Group	4,560	374,513
UST, Inc.	6,840	355,406
		5,989,552
Airlines — 0.2%
Continental Airlines, Inc. Cl. B (a)	4,480	121,901
Copa Holdings SA Cl. A (b)	940	36,688
Northwest Airlines Corp. (a)	11,610	217,223
UAL Corp.	4,540	172,293
		548,105
Apparel — 0.7%
Coach, Inc. (a)	13,700	439,085
Nike, Inc. Cl. B	21,290	1,314,870
Phillips-Van Heusen Corp.	3,220	135,691
Polo Ralph Lauren Corp.	60	3,635
		1,893,281
Auto Manufacturers — 0.1%
Paccar, Inc.	6,670	312,956

Automotive & Parts — 0.7%
Autoliv, Inc.	3,550	177,322
BorgWarner, Inc.	8,740	442,331
The Goodyear Tire & Rubber Co. (a)	14,220	357,917
Johnson Controls, Inc.	25,500	901,935
		1,879,505

1

Banks — 0.7%
Bank of Hawaii Corp.	480	24,178
Northern Trust Corp.	6,670	489,311
State Street Corp.	14,327	1,176,533
Synovus Financial Corp.	2,900	38,309
		1,728,331
Beverages — 3.2%
Anheuser-Busch Cos., Inc.	16,440	764,789
The Coca-Cola Co.	56,080	3,318,254
The Pepsi Bottling Group, Inc.	11,770	410,184
PepsiCo, Inc.	59,570	4,062,078
		8,555,305
Biotechnology — 1.2%
Amgen, Inc. (a)	33,710	1,570,549
Biogen Idec, Inc. (a)	2,790	170,050
Charles River Laboratories International, Inc. (a)	1,000	62,100
Genentech, Inc. (a)	2,100	147,399
Genzyme Corp. (a)	9,560	746,923
Invitrogen Corp. (a)	5,020	430,063
Millipore Corp. (a)	2,650	185,897
		3,312,981
Building Materials — 0.0%
Eagle Materials, Inc. (b)	1,270	47,879
Lennox International, Inc.	210	7,804
Masco Corp.	3,020	69,249
Trane, Inc.	130	5,821
		130,753
Chemicals — 2.6%
Air Products & Chemicals, Inc.	3,030	272,761
Airgas, Inc.	2,750	127,627
Albemarle Corp.	3,060	110,956
Cabot Corp.	2,730	81,163
Celanese Corp. Cl. A	4,590	170,656
Du Pont (E.I.) de Nemours & Co.	8,030	362,795
Ecolab, Inc.	230	11,097
Hercules, Inc.	2,180	38,215
International Flavors & Fragrances, Inc.	80	3,409
The Lubrizol Corp.	7,090	373,005
Monsanto Co.	32,160	3,616,070
The Mosaic Co. (a)	3,420	311,254
Praxair, Inc.	9,260	749,227
The Sherwin-Williams Co.	8,790	502,876
Sigma-Aldrich Corp.	1,270	63,068
		6,794,179
Coal — 0.0%
Massey Energy Co.	3,060	113,771

2

Commercial Services — 2.5%
Accenture Ltd. Cl. A	39,490	1,367,144
Alliance Data Systems Corp. (a) (b)	3,090	156,261
Apollo Group, Inc. Cl. A (a)	8,910	710,483
Avis Budget Group, Inc. (a)	1,390	18,556
Career Education Corp. (a)	3,850	83,699
The Corporate Executive Board Co.	1,450	83,447
Corrections Corp. of America (a)	5,010	132,965
Equifax, Inc.	6,060	224,765
Hertz Global Holdings, Inc. (a)	8,920	133,086
Hewitt Associates, Inc. Cl. A (a)	5,210	193,656
Iron Mountain, Inc. (a)	3,600	123,804
ITT Educational Services, Inc. (a)	4,300	392,805
Manpower, Inc.	3,420	192,409
McKesson Corp. (b)	19,700	1,236,963
Moody’s Corp. (b)	7,220	252,628
Quanta Services, Inc. (a)	7,060	154,755
Weight Watchers International, Inc.	2,330	99,258
Western Union Co.	47,820	1,071,168
		6,627,852
Computers — 7.6%
Apple, Inc. (a)	42,100	5,698,656
Brocade Communications Systems, Inc. (a)	50,230	346,085
Cadence Design Systems, Inc. (a)	5,330	54,099
DST Systems, Inc. (a)	4,220	301,730
Electronic Data Systems Corp.	9,180	184,518
EMC Corp. (a)	115,780	1,837,429
FactSet Research Systems, Inc.	1,540	86,132
Hewlett-Packard Co.	105,480	4,614,750
International Business Machines Corp.	53,970	5,793,140
Lexmark International, Inc. Cl. A (a)	2,260	81,835
NCR Corp. (a)	1,160	24,917
Network Appliance, Inc. (a)	13,660	317,185
SanDisk Corp. (a)	4,770	121,396
Seagate Technology	15,880	321,888
Sun Microsystems, Inc. (a)	8,392	146,860
Synopsys, Inc. (a)	6,310	138,946
Western Digital Corp. (a)	7,030	185,943
		20,255,509
Cosmetics & Personal Care — 1.8%
Alberto-Culver Co.	11,580	310,228
Avon Products, Inc.	1,200	42,024
Colgate-Palmolive Co.	16,460	1,267,420
The Estee Lauder Cos., Inc. Cl. A	5,540	233,788
The Procter & Gamble Co.	44,857	2,958,319
		4,811,779
Distribution & Wholesale — 0.1%
W.W. Grainger, Inc.	1,980	157,549

Diversified Financial — 3.5%
American Express Co.	40,530	1,998,940
BlackRock, Inc.	1,450	320,595
The Charles Schwab Corp.	36,490	813,727

3

CME Group, Inc.	1,925	1,191,382
Eaton Vance Corp.	4,470	166,597
Federated Investors, Inc. Cl. B	4,980	211,999
Franklin Resources, Inc.	5,670	590,984
Freddie Mac	440	13,372
The Goldman Sachs Group, Inc.	10,960	2,200,439
IntercontinentalExchange, Inc. (a)	2,400	335,904
Investment Technology Group, Inc. (a)	1,100	51,667
Janus Capital Group, Inc. (b)	3,500	94,535
Lazard Ltd. Cl. A	1,560	61,651
Legg Mason, Inc.	2,200	158,400
Merrill Lynch & Co., Inc.	330	18,612
Morgan Stanley	2,190	108,252
The NASDAQ Stock Market, Inc. (a)	3,900	180,453
SLM Corp.	650	14,137
T. Rowe Price Group, Inc.	9,060	458,345
TD Ameritrade Holding Corp. (a)	13,660	256,262
		9,246,253
Electric — 1.3%
Allegheny Energy, Inc.	200	10,958
CenterPoint Energy, Inc.	12,500	200,125
Constellation Energy Group, Inc.	5,430	510,203
DPL, Inc.	6,730	186,825
Exelon Corp.	11,660	888,375
Mirant Corp. (a)	8,710	320,876
NRG Energy, Inc. (a)	16,240	626,702
PPL Corp.	13,780	674,118
Sierra Pacific Resources	4,560	68,263
		3,486,445
Electrical Components & Equipment — 0.9%
Ametek, Inc.	4,030	177,481
Emerson Electric Co.	33,110	1,683,312
Energizer Holdings, Inc. (a)	1,270	118,897
General Cable Corp. (a)	1,100	63,811
Hubbell, Inc. Cl. B	7,910	377,149
Molex, Inc.	2,850	68,514
		2,489,164
Electrical Equipment & Electronics — 0.0%
Wesco International, Inc. (a)	2,470	104,333

Electronics — 1.3%
Agilent Technologies, Inc. (a)	14,220	482,200
Amphenol Corp. Cl. A	6,540	261,208
Applera Corp. - Applied Biosystems Group	2,950	93,013
Arrow Electronics, Inc. (a)	2,750	94,105
Avnet, Inc. (a)	12,790	455,452
Dolby Laboratories, Inc. Cl. A (a)	8,830	380,485
Garmin Ltd.	4,040	291,486
Gentex Corp.	4,560	72,322
Jabil Circuit, Inc.	1,430	18,947
Mettler-Toledo International, Inc. (a)	3,130	310,809

4

PerkinElmer, Inc.	3,170	78,901
Thermo Fisher Scientific, Inc. (a)	7,400	381,026
Thomas & Betts Corp. (a)	3,210	145,252
Trimble Navigation Ltd. (a)	5,710	151,029
Waters Corp. (a)	4,890	280,930
		3,497,165
Energy - Alternate Sources — 0.1%
First Solar, Inc. (a)	1,320	239,936

Engineering & Construction — 1.1%
Fluor Corp.	4,200	511,014
Foster Wheeler Ltd. (a)	6,880	471,074
Jacobs Engineering Group, Inc. (a)	7,100	542,724
McDermott International, Inc. (a)	16,670	786,491
The Shaw Group, Inc. (a)	5,380	303,970
URS Corp. (a)	5,320	233,548
		2,848,821
Entertainment — 0.3%
DreamWorks Animation SKG, Inc. Cl. A (a)	3,830	93,643
International Game Technology	6,880	293,570
Penn National Gaming, Inc. (a)	1,540	80,311
Regal Entertainment Group Cl. A (b)	12,940	239,908
		707,432
Environmental Controls — 0.5%
Allied Waste Industries, Inc. (a)	45,590	449,061
Nalco Holding Co.	20	419
Republic Services, Inc.	10,480	314,400
Stericycle, Inc. (a)	3,230	191,410
Waste Management, Inc.	7,610	246,868
		1,202,158
Foods — 1.0%
General Mills, Inc.	980	53,518
Heinz (H. J.) Co.	6,140	261,318
The Hershey Co. (b)	240	8,688
Kellogg Co.	3,340	159,986
The Kroger Co.	45,060	1,146,777
Sara Lee Corp.	7,850	110,371
Sysco Corp.	20,660	600,173
Wrigley (Wm.) Jr. Co.	7,140	410,050
		2,750,881
Hand & Machine Tools — 0.2%
The Black & Decker Corp.	2,510	182,075
Kennametal, Inc.	10,820	331,417
The Stanley Works	2,470	126,859
		640,351

5

Health Care - Products — 4.0%
Bard (C.R.), Inc. (b)	3,450	333,166
Baxter International, Inc.	38,920	2,364,001
Beckman Coulter, Inc.	1,700	113,050
Becton, Dickinson & Co.	8,570	741,562
Dentsply International, Inc.	9,550	394,510
Edwards Lifesciences Corp. (a)	2,120	98,092
Gen-Probe, Inc. (a)	1,180	67,437
Henry Schein, Inc. (a)	3,070	178,459
IDEXX Laboratories, Inc. (a)	2,650	149,380
Intuitive Surgical, Inc. (a)	1,450	368,300
Johnson & Johnson	45,880	2,902,369
Kinetic Concepts, Inc. (a)	8,800	438,064
Medtronic, Inc.	25,790	1,201,040
Patterson Cos., Inc. (a)	4,250	136,170
Respironics, Inc. (a)	1,550	101,540
St. Jude Medical, Inc. (a)	7,240	293,292
Stryker Corp.	6,560	439,323
Techne Corp. (a)	1,740	113,100
Varian Medical Systems, Inc. (a)	3,300	171,567
Zimmer Holdings, Inc. (a)	740	57,920
		10,662,342
Health Care - Services — 2.4%
Aetna, Inc.	22,400	1,193,024
Covance, Inc. (a)	1,140	94,802
Coventry Health Care, Inc. (a)	4,625	261,682
DaVita, Inc. (a)	200	10,670
Health Net, Inc. (a)	4,170	193,863
Humana, Inc. (a)	9,190	737,957
Laboratory Corp. of America Holdings (a)	310	22,903
Lincare Holdings, Inc. (a)	5,250	175,402
Pediatrix Medical Group, Inc. (a)	1,370	93,283
Quest Diagnostics, Inc.	6,300	310,716
Sierra Health Services, Inc. (a)	1,070	45,989
UnitedHealth Group, Inc.	48,710	2,476,416
WellCare Health Plans, Inc. (a)	1,640	77,064
WellPoint, Inc. (a)	8,039	628,650
		6,322,421
Home Builders — 0.4%
Centex Corp.	590	16,390
NVR, Inc. (a) (b)	1,360	858,840
Thor Industries, Inc. (b)	1,760	62,163
		937,393
Home Furnishing — 0.1%
Harman International Industries, Inc.	70	3,260
Whirlpool Corp.	1,800	153,198
		156,458
Household Products — 0.4%
Avery Dennison Corp.	1,670	86,539
Church & Dwight Co., Inc.	4,530	241,087
The Clorox Co.	5,880	360,562
Jarden Corp. (a)	2,350	58,844
Kimberly-Clark Corp.	6,570	431,320
		1,178,352

6

Housewares — 0.1%
Newell Rubbermaid, Inc.	9,550	230,346
The Toro Co.	2,040	100,654
		331,000
Insurance — 2.0%
ACE Ltd.	7,690	448,635
AFLAC, Inc.	14,890	913,204
American International Group, Inc.	3,930	216,779
W.R. Berkley Corp.	3,140	95,016
Brown & Brown, Inc.	4,590	103,321
Cigna Corp.	20,280	996,965
CNA Financial Corp.	8,950	304,210
Erie Indemnity Co. Cl. A	490	24,809
The Hanover Insurance Group, Inc.	1,400	63,770
HCC Insurance Holdings, Inc.	7,480	208,393
PartnerRe Ltd. (b)	6,060	480,437
Philadelphia Consolidated Holding Corp. (a)	1,840	65,872
Principal Financial Group, Inc.	560	33,382
Prudential Financial, Inc.	8,240	695,209
Transatlantic Holdings, Inc.	3,820	260,524
XL Capital Ltd. Cl. A	8,910	400,950
		5,311,476
Internet — 3.6%
Akamai Technologies, Inc. (a)	150	4,530
Amazon.com, Inc. (a) (b)	21,230	1,649,571
eBay, Inc. (a)	76,230	2,049,825
Google, Inc. Cl. A (a)	7,450	4,204,035
Hlth Corp. (a)	9,630	107,760
IAC/InterActiveCorp (a)	420	10,895
McAfee, Inc. (a)	9,130	307,316
NutriSystem, Inc. (a) (b)	1,870	53,519
Symantec Corp. (a)	4,690	84,092
VeriSign, Inc. (a)	10,040	340,557
Yahoo!, Inc. (a)	36,580	701,604
		9,513,704
Iron & Steel — 0.3%
AK Steel Holding Corp. (a)	3,970	189,687
Allegheny Technologies, Inc.	2,140	150,656
Carpenter Technology Corp.	2,980	183,687
Cleveland-Cliffs, Inc.	870	88,601
Nucor Corp.	2,860	165,308
Steel Dynamics, Inc.	1,040	54,236
		832,175
Leisure Time — 0.1%
Carnival Corp.	4,150	184,633

Lodging — 0.3%
Choice Hotels International, Inc. (b)	600	20,040

7

MGM Mirage (a) (b)	4,100	300,202
Starwood Hotels & Resorts Worldwide, Inc.	4,100	185,525
Wyndham Worldwide Corp.	730	17,199
Wynn Resorts Ltd. (b)	2,220	255,256
		778,222
Machinery - Construction & Mining — 0.9%
Caterpillar, Inc.	33,260	2,366,116
Joy Global, Inc.	1,800	113,490
		2,479,606
Machinery - Diversified — 0.7%
AGCO Corp. (a) (b)	5,390	324,586
Cummins, Inc.	7,460	360,169
Deere & Co.	1,080	94,781
Flowserve Corp.	1,940	159,313
Graco, Inc. (b)	2,450	83,839
IDEX Corp.	1,550	48,406
The Manitowoc Co., Inc.	3,820	145,618
Rockwell Automation, Inc.	7,200	410,544
Zebra Technologies Corp. Cl. A (a)	4,550	139,730
		1,766,986
Manufacturing — 2.1%
3M Co.	13,180	1,049,787
The Brink’s Co.	1,000	60,630
Cooper Industries Ltd. Cl. A	4,140	184,396
Danaher Corp.	7,610	566,564
Dover Corp.	2,230	90,003
Eaton Corp.	1,350	111,726
General Electric Co.	3,500	123,935
Harsco Corp.	1,910	108,717
Honeywell International, Inc.	26,260	1,551,178
Illinois Tool Works, Inc.	11,490	579,096
Ingersoll-Rand Co. Ltd. Cl. A	520	20,550
ITT Corp.	1,750	104,002
Pall Corp.	4,010	147,929
Roper Industries, Inc.	2,750	153,780
Textron, Inc.	10,790	604,779
Trinity Industries, Inc. (b)	2,600	73,632
		5,530,704
Media — 2.7%
Central European Media Enterprises Ltd. (a)	1,300	123,227
Clear Channel Communications, Inc.	12,140	372,819
Comcast Corp. Cl. A (a)	3,900	70,824
Discovery Holding Co. Cl. A (a)	4,870	113,081
Dish Network Corp. Cl. A (a)	11,090	313,182
John Wiley & Sons, Inc. Cl. A	10,500	413,910
Liberty Global, Inc. Cl. A (a)	11,690	472,393
The McGraw-Hill Companies, Inc.	15,570	665,773
Meredith Corp.	7,750	364,172
News Corp., Inc. Cl. A	51,030	964,467
Sirius Satellite Radio, Inc. (a) (b)	60,020	192,064

8

Time Warner Cable, Inc. Cl. A (a)	2,640	66,422
Time Warner, Inc.	18,790	295,755
Viacom, Inc. Cl. B (a)	45,120	1,748,851
The Walt Disney Co.	30,460	911,668
		7,088,608
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	4,260	484,788

Mining — 0.9%
Freeport-McMoran Copper & Gold, Inc.	21,600	1,923,048
Southern Copper Corp. (b)	3,560	334,070
		2,257,118
Office Furnishings — 0.2%
HNI Corp. (b)	11,560	389,110
Steelcase, Inc. Cl. A	5,860	89,834
		478,944
Oil & Gas — 3.4%
Chesapeake Energy Corp.	5,370	199,925
Continental Resources, Inc. (a)	9,420	234,652
Denbury Resources, Inc. (a)	10,700	270,710
Exxon Mobil Corp.	62,690	5,416,416
Frontier Oil Corp.	3,280	115,686
Nabors Industries Ltd. (a)	940	25,587
Noble Corp.	9,820	429,821
Noble Energy, Inc.	2,870	208,305
Quicksilver Resources, Inc. (a)	1,300	73,879
Tesoro Corp. (b)	6,150	240,157
Valero Energy Corp.	15,280	904,423
W&T Offshore, Inc.	15,250	431,423
Western Refining, Inc. (b)	1,870	39,925
XTO Energy, Inc.	9,200	477,848
		9,068,757
Oil & Gas Services — 3.0%
BJ Services Co.	130	2,828
Cameron International Corp. (a)	10,080	405,821
Dresser-Rand Group, Inc. (a)	11,670	369,939
FMC Technologies, Inc. (a)	6,300	303,408
Global Industries Ltd. (a)	12,160	214,746
Helix Energy Solutions Group, Inc. (a)	830	30,685
National Oilwell Varco, Inc. (a)	27,990	1,685,838
Oceaneering International, Inc. (a)	1,970	113,433
Schlumberger Ltd.	44,110	3,328,541
Smith International, Inc.	60	3,253
Superior Energy Services, Inc. (a)	2,850	114,257
Tidewater, Inc.	910	48,194
Transocean, Inc. (a)	10,919	1,338,669
		7,959,612

9

Packaging & Containers — 0.3%
Ball Corp.	5,570	255,607
Owens-Illinois, Inc. (a)	9,270	467,208
Packaging Corp. of America	2,800	67,872
Pactiv Corp. (a)	2,500	71,525
		862,212
Pharmaceuticals — 6.6%
Abbott Laboratories	56,220	3,165,186
Allergan, Inc.	10,640	714,902
AmerisourceBergen Corp.	3,000	139,950
Bristol-Myers Squibb Co.	116,790	2,708,360
Cardinal Health, Inc.	1,400	81,158
Cephalon, Inc. (a) (b)	2,880	189,014
Eli Lilly & Co.	20,920	1,077,798
Endo Pharmaceuticals Holdings, Inc. (a)	6,500	169,910
Express Scripts, Inc. (a)	16,080	1,085,239
Forest Laboratories, Inc. (a)	11,540	458,946
Gilead Sciences, Inc. (a)	3,050	139,355
Herbalife Ltd.	1,840	73,011
Hospira, Inc. (a)	6,770	278,315
Medco Health Solutions, Inc. (a)	40,120	2,009,210
Merck & Co., Inc.	73,980	3,423,794
NBTY, Inc. (a)	3,360	81,379
Omnicare, Inc.	1,090	24,133
Schering-Plough Corp.	8,600	168,302
Sepracor, Inc. (a)	5,480	154,755
VCA Antech, Inc. (a)	3,100	119,846
Warner Chilcott Ltd. Cl. A (a) (b)	7,560	128,142
Watson Pharmaceutical, Inc. (a)	2,070	54,048
Wyeth	25,880	1,030,024
		17,474,777
Pipelines — 0.3%
Equitable Resources, Inc.	50	2,788
Questar Corp.	3,120	158,839
The Williams Cos., Inc.	17,710	566,189
		727,816
Real Estate — 0.1%
Jones Lang Lasalle, Inc.	1,950	151,710

Real Estate Investment Trusts (REITS) — 0.5%
Duke Realty Corp.	3,940	93,142
General Growth Properties, Inc.	80	2,922
Health Care, Inc. (b)	370	15,869
Kilroy Realty Corp.	800	39,224
ProLogis (b)	11,900	706,265
Rayonier, Inc.	210	8,887
Simon Property Group, Inc. (b)	250	22,345
Taubman Centers, Inc.	1,870	93,781
Ventas, Inc. (b)	3,270	144,534
Weingarten Realty Investors	3,630	122,041
		1,249,010

10

Retail — 6.2%
Abercrombie & Fitch Co. Cl. A	4,130	329,120
Advance Auto Parts, Inc.	5,040	179,827
AutoZone, Inc. (a)	4,240	512,531
Barnes & Noble, Inc.	1,660	56,357
Best Buy Co., Inc.	14,280	697,007
Big Lots, Inc. (a) (b)	3,210	55,726
Brinker International, Inc.	2,670	49,689
Burger King Holdings, Inc.	2,220	58,497
Circuit City Stores, Inc.	2,750	14,960
Coldwater Creek, Inc. (a) (b)	320	2,058
Copart, Inc. (a)	2,600	106,288
Costco Wholesale Corp.	17,920	1,217,485
CVS Caremark Corp.	37,076	1,448,559
Darden Restaurants, Inc.	5,780	163,690
Dollar Tree Stores, Inc. (a)	7,980	223,520
Family Dollar Stores, Inc.	10,530	221,446
Gamestop Corp. Cl. A (a) (b)	8,830	456,776
Guess?, Inc.	1,660	61,935
Hanesbrands, Inc. (a)	5,750	147,258
The Home Depot, Inc.	27,600	846,492
Kohl’s Corp. (a)	20	913
McDonald’s Corp.	18,800	1,006,740
MSC Industrial Direct Co. Cl. A	1,900	78,033
Nordstrom, Inc. (b)	250	9,725
RadioShack Corp. (b)	33,780	586,083
Ross Stores, Inc.	4,090	119,224
Staples, Inc.	33,690	806,539
Target Corp.	3,150	175,077
Tiffany & Co.	6,450	257,355
Tim Hortons, Inc. (b)	11,490	393,533
The TJX Cos., Inc.	21,860	689,902
Walgreen Co.	1,100	38,621
Wal-Mart Stores, Inc.	85,440	4,347,187
Wendy’s International, Inc.	4,590	112,088
Yum! Brands, Inc.	31,140	1,063,742
		16,533,983
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	9,520	155,938

Semiconductors — 5.2%
Advanced Micro Devices, Inc. (a) (b)	770	5,883
Analog Devices, Inc.	11,980	339,753
Applied Materials, Inc.	47,290	847,437
Broadcom Corp. Cl. A (a)	17,290	381,763
Cypress Semiconductor Corp. (a)	5,310	112,838
Integrated Device Technology, Inc. (a)	2,470	18,402
Intel Corp.	281,260	5,962,712
Intersil Corp. Cl. A	9,040	208,191
KLA-Tencor Corp.	3,890	162,524
Lam Research Corp. (a)	4,390	168,532
Linear Technology Corp. (b)	7,620	210,845
LSI Corp. (a)	385	2,010
Maxim Integrated Products, Inc.	12,020	236,313

11

MEMC Electronic Materials, Inc. (a)	15,000	1,071,900
Microchip Technology, Inc.	70	2,234
Micron Technology, Inc. (a)	160	1,125
National Semiconductor Corp.	9,410	173,426
Novellus Systems, Inc. (a)	2,830	67,241
Nvidia Corp. (a)	36,945	908,478
QLogic Corp. (a)	3,220	46,046
Silicon Laboratories, Inc. (a)	1,660	51,858
Teradyne, Inc. (a)	2,120	23,256
Texas Instruments, Inc.	79,850	2,469,761
Varian Semiconductor Equipment Associates, Inc. (a)	2,770	89,222
Xilinx, Inc.	10,310	225,480
		13,787,230
Software — 8.2%
Activision, Inc. (a)	15,450	399,692
Adobe Systems, Inc. (a)	31,350	1,095,056
Autodesk, Inc. (a)	15,250	627,538
Automatic Data Processing, Inc.	25,380	1,029,667
BEA Systems, Inc. (a)	1,000	18,690
BMC Software, Inc. (a)	13,830	443,113
Broadridge Financial Solutions, Inc.	4,360	94,438
CA, Inc.	17,700	389,931
Cerner Corp. (a) (b)	1,970	103,228
Citrix Systems, Inc. (a)	6,340	219,491
Compuware Corp. (a)	43,890	373,065
Dun & Bradstreet Corp.	4,520	415,750
Electronic Arts, Inc. (a)	180	8,527
Fair Isaac Corp.	950	24,225
Fidelity National Information Services, Inc.	100	4,245
Fiserv, Inc. (a)	3,150	161,816
Global Payments, Inc.	2,850	106,590
IMS Health, Inc.	150	3,584
Intuit, Inc. (a)	10,060	308,741
MasterCard, Inc. Cl. A	2,850	589,950
Microsoft Corp.	324,560	10,580,656
NAVTEQ Corp. (a)	5,750	424,925
Novell, Inc. (a)	1,350	8,586
Oracle Corp. (a)	181,100	3,721,605
Red Hat, Inc. (a) (b)	3,700	69,116
Salesforce.com, Inc. (a)	4,010	209,643
SEI Investments Co.	5,300	146,810
Total System Services, Inc. (b)	2,723	62,901
VeriFone Holdings, Inc. (a) (b)	2,180	42,663
		21,684,242
Telecommunications — 3.8%
American Tower Corp. Cl. A (a)	15,415	578,525
Ciena Corp. (a) (b)	3,870	104,993
Cisco Systems, Inc. (a)	234,910	5,755,295
Citizens Communications Co.	3,170	36,360
CommScope, Inc. (a)	4,040	179,174
Corning, Inc.	54,240	1,305,557
EchoStar Corp. (a)	2,218	64,810

12

Harris Corp.	6,270	342,906
Juniper Networks, Inc. (a)	25,220	684,723
Level 3 Communications, Inc. (a) (b)	30	103
NeuStar, Inc. Cl. A (a) (b)	4,590	136,369
Qualcomm, Inc.	8,090	343,178
SBA Communications Corp. Cl. A (a)	4,570	135,318
Telephone and Data Systems, Inc.	7,140	376,564
Windstream Corp.	13,470	156,387
		10,200,262
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	4,770	123,877
Mattel, Inc.	120	2,521
		126,398
Transportation — 2.2%
Burlington Northern Santa Fe Corp.	13,370	1,156,772
C.H. Robinson Worldwide, Inc.	3,900	216,606
Con-way, Inc.	1,450	70,601
CSX Corp.	2,940	142,531
Kansas City Southern (a)	1,930	69,248
Kirby Corp. (a)	2,640	121,387
Landstar System, Inc.	4,560	228,137
Norfolk Southern Corp.	5,960	324,164
Union Pacific Corp.	11,460	1,432,844
United Parcel Service, Inc. Cl. B	27,190	1,989,220
		5,751,510
Trucking & Leasing — 0.2%
GATX Corp.	13,000	488,800

TOTAL EQUITIES
(Cost $277,632,811)		265,399,578

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 4.0%
Cash Equivalents (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	72,759	72,759
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	97,012	97,012
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	194,025	194,025
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	242,531	242,531
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	194,025	194,025
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	339,543	339,543
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	194,025	194,025

13

Barclays Eurodollar Time Deposit
4.600%	04/04/2008	145,518	145,518
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	121,265	121,265
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	145,518	145,518
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	145,518	145,518
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	242,531	242,531
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	194,025	194,025
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	822,179	822,179
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	194,024	194,024
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	218,278	218,278
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	145,518	145,518
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	145,518	145,518
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	242,531	242,531
General Electric Capital Corp.
3.888%	03/20/2008	214,845	214,845
General Electric Capital Corp.
4.004%	02/15/2008	143,798	143,798
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	194,025	194,025
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	121,265	121,265
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	242,531	242,531
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	242,531	242,531
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	242,531	242,531
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	121,265	121,265
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	242,531	242,531
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	97,012	97,012
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	194,025	194,025
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	145,518	145,518
Reserve Primary Money Market Fund (c)
		507,019	507,019
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	851,283	851,283

14

Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	242,531	242,531
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	121,265	121,265
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	169,772	169,772
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	194,025	194,025
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	169,772	169,772
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	218,278	218,278
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	794,055	794,055
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	266,784	266,784
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	194,025	194,025
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	242,531	242,531
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	242,530	242,530
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	194,025	194,025
			10,706,115

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,706,115)			10,706,115

TOTAL INVESTMENTS — 104.1%
(Cost $288,338,926) (e)			$276,105,693

Other Assets/(Liabilities) — (4.1%)			(10,864,132)

NET ASSETS — 100.0%			$265,241,561

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Discovery Value Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.3%
COMMON STOCK — 96.3%
Aerospace & Defense — 1.2%
Goodrich Corp.	10,629	664,844

Auto Manufacturers — 2.0%
Navistar International Corp. (a)	22,622	1,117,882

Automotive & Parts — 1.7%
The Goodyear Tire & Rubber Co. (a)	38,653	972,896

Banks — 2.8%
The Colonial BancGroup, Inc. (b)	37,368	586,678
East West Bancorp, Inc.	21,259	511,492
Sterling Financial Corp.	25,767	458,395
		1,556,565
Building Materials — 1.2%
Texas Industries, Inc.	11,597	657,202

Chemicals — 4.2%
Albemarle Corp.	19,362	702,066
Eastman Chemical Co.	5,150	340,260
FMC Corp.	11,920	633,667
The Lubrizol Corp.	12,882	677,722
		2,353,715
Coal — 0.9%
Peabody Energy Corp.	9,668	522,265

Computers — 1.6%
Affiliated Computer Services, Inc. Cl. A (a)	18,040	879,450

Diversified Financial — 4.2%
Affiliated Managers Group, Inc. (a) (b)	7,092	697,215
Investment Technology Group, Inc. (a)	12,884	605,161
National Financial Partners Corp. (b)	28,346	1,023,291
		2,325,667
Electric — 7.5%
AES Corp. (a)	36,082	688,445
Cleco Corp.	25,772	666,206
CMS Energy Corp.	64,433	1,009,665
Dynegy, Inc. Cl. A (a)	77,312	542,730
Mirant Corp. (a) (b)	16,434	605,429
NRG Energy, Inc. (a)	16,756	646,614
		4,159,089
Electrical Components & Equipment — 1.1%
Ametek, Inc.	14,173	624,179

1

Electronics — 3.3%
Agilent Technologies, Inc. (a)	22,553	764,772
Amphenol Corp. Cl. A	16,747	668,875
Thermo Fisher Scientific, Inc. (a)	2,600	133,874
Waters Corp. (a)	4,600	264,270
		1,831,791
Engineering & Construction — 2.7%
Foster Wheeler Ltd. (a)	3,864	264,568
Granite Construction, Inc.	25,770	981,064
KBR, Inc. (a)	8,089	255,532
		1,501,164
Entertainment — 2.2%
Cinemark Holdings, Inc. (b)	19,332	276,448
Penn National Gaming, Inc. (a)	601	31,342
Pinnacle Entertainment, Inc. (a)	30,388	554,581
Scientific Games Corp. Cl. A (a) (b)	15,463	368,019
		1,230,390
Foods — 3.1%
Chiquita Brands International, Inc. (a) (b)	23,195	433,283
ConAgra Foods, Inc.	41,570	895,002
Pilgrim’s Pride Corp.	15,570	380,375
		1,708,660
Gas — 1.3%
Southern Union Co.	25,767	700,347

Health Care - Services — 4.1%
Community Health Systems, Inc. (a)	19,328	620,429
DaVita, Inc. (a) (b)	12,890	687,681
Health Net, Inc. (a)	21,264	988,563
		2,296,673
Holding Company - Diversified — 2.3%
Liberty Acquisition Holdings Corp. (a) (b)	64,430	670,072
Trian Acquisition I Corp. (a)	57,990	588,019
		1,258,091
Household Products — 0.8%
Jarden Corp. (a)	18,045	451,847

Insurance — 6.4%
ACE Ltd.	12,563	732,925
Everest Re Group Ltd.	10,950	1,113,506
Fidelity National Financial, Inc.	29,636	529,299
Protective Life Corp.	23,190	921,571
Validus Holdings, Ltd. (a) (b)	11,258	274,132
		3,571,433
Internet — 1.6%
McAfee, Inc. (a)	27,061	910,873

2

Iron & Steel — 1.4%
Carpenter Technology Corp.	12,882	794,046

Lodging — 0.9%
Gaylord Entertainment Co. (a)	16,759	489,195

Machinery - Construction & Mining — 1.3%
Joy Global, Inc.	11,598	731,254

Media — 2.5%
Liberty Global, Inc. Cl. A (a)	18,044	729,158
Liberty Global, Inc. Cl. C (a)	18,039	671,051
		1,400,209
Metal Fabricate & Hardware — 1.2%
Kaydon Corp. (b)	14,668	640,845

Oil & Gas — 4.2%
Delta Petroleum Corp. (a) (b)	25,767	516,628
Murphy Oil Corp.	8,699	639,724
Range Resources Corp.	12,888	673,011
Sunoco, Inc.	8,380	521,236
		2,350,599
Oil & Gas Services — 2.4%
Exterran Holdings, Inc. (a)	8,050	525,182
National Oilwell Varco, Inc. (a)	5,154	310,425
Weatherford International Ltd. (a)	7,728	477,668
		1,313,275
Pharmaceuticals — 2.6%
Herbalife Ltd.	13,899	551,512
Hospira, Inc. (a)	21,580	887,154
		1,438,666
Real Estate Investment Trusts (REITS) — 2.4%
BioMed Realty Trust, Inc. (b)	12,886	297,409
Dupont Fabros Technology	9,660	166,442
General Growth Properties, Inc.	8,050	293,986
SL Green Realty Corp. (b)	6,440	597,696
		1,355,533
Retail — 5.1%
Advance Auto Parts, Inc.	18,683	666,609
Longs Drug Stores Corp.	5,472	251,767
OfficeMax, Inc.	25,775	638,447
Panera Bread Co. Cl. A (a) (b)	14,170	535,343
The Pantry, Inc. (a) (b)	25,768	748,818
		2,840,984
Savings & Loans — 1.7%
NewAlliance Bancshares, Inc. (b)	77,317	950,999

Semiconductors — 4.2%
ASML Holding NV (a)	19,324	513,825

3

Lam Research Corp. (a)		13,530	519,417
Marvell Technology Group Ltd. (a)		19,400	230,278
Maxim Integrated Products, Inc.		25,770	506,638
Varian Semiconductor Equipment Associates, Inc. (a)		17,719	570,729
			2,340,887
Software — 2.4%
Electronic Arts, Inc. (a)		12,888	610,505
THQ, Inc. (a)		38,658	696,231
			1,306,736
Telecommunications — 3.8%
ADC Telecommunications, Inc. (a)		29,640	438,376
Amdocs Ltd. (a)		19,328	639,564
Crown Castle International Corp. (a)		7,822	283,078
NII Holdings, Inc. Cl. B (a)		16,260	693,652
Syniverse Holdings, Inc. (a)		3,430	54,160
			2,108,830
Toys, Games & Hobbies — 1.0%
Mattel, Inc.		25,810	542,268

Transportation — 3.0%
Atlas Air Worldwide Holdings, Inc. (a)		15,460	772,072
Capital Product Partners, LP (b)		12,890	264,245
Eagle Bulk Shipping, Inc. (b)		26,420	653,102
			1,689,419

TOTAL EQUITIES
(Cost $57,919,990)			53,588,768

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 16.8%
Cash Equivalents — 12.6% (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	47,671	47,671
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	63,554	63,554
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	127,122	127,122
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	158,902	158,902
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	127,122	127,122
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	222,463	222,463
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	127,122	127,122
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	95,341	95,341

4

Barclays Eurodollar Time Deposit
4.880%	02/06/2008	79,451	79,451
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	95,341	95,341
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	95,341	95,341
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	158,902	158,902
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	127,122	127,122
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	538,677	538,677
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	127,122	127,122
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	143,012	143,012
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	95,341	95,341
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	95,341	95,341
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	158,902	158,902
General Electric Capital Corp.
3.888%	03/20/2008	140,763	140,763
General Electric Capital Corp.
4.004%	02/15/2008	94,214	94,214
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	127,122	127,122
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	79,451	79,451
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	158,902	158,902
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	158,902	158,902
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	158,902	158,902
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	79,451	79,451
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	158,902	158,902
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	63,561	63,561
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	127,122	127,122
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	95,341	95,341
Reserve Primary Money Market Fund (c)
		332,190	332,190
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	557,746	557,746
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	158,902	158,902

5

Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	79,451	79,451
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	111,231	111,231
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	127,122	127,122
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	111,231	111,231
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	143,012	143,012
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	520,251	520,251
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	174,792	174,792
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	127,122	127,122
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	158,902	158,902
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	158,902	158,902
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	127,122	127,122
			7,014,458

Repurchase Agreements — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (e)		2,318,849	2,318,849

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,333,307)			9,333,307

TOTAL INVESTMENTS — 113.1%
(Cost $67,253,297) (f)			$62,922,075

Other Assets/(Liabilities) — (13.1%)			(7,301,252)

NET ASSETS — 100.0%			$55,620,823

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,318,952. Collateralized by a U.S. Government Agency obligation with a rate of 5.327%, maturity date of 8/15/2036, and an aggregate market value, including accrued interest, of $2,369,017.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Small Capitalization Value Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.8%
COMMON STOCK — 95.8%
Aerospace & Defense — 4.9%
Ducommun, Inc. (a)	55,417	1,751,177
Kaman Corp.	71,403	2,109,245
		3,860,422
Apparel — 1.5%
Maidenform Brands, Inc. (a)	95,937	1,189,619

Banks — 9.0%
The Bancorp, Inc. (a)	58,956	856,631
Center Financial Corp.	43,354	502,039
Community Bancorp/NV (a) (b)	40,515	676,600
PrivateBancorp, Inc. (b)	35,517	1,307,026
Smithtown Bancorp, Inc. (b)	57,638	1,209,245
Sterling Financial Corp.	48,762	867,476
UCBH Holdings, Inc. (b)	70,862	1,000,571
Virginia Commerce Bancorp (a) (b)	50,543	607,021
		7,026,609
Beverages — 0.7%
Cott Corp. (a)	96,936	553,505

Building Materials — 0.8%
US Concrete, Inc. (a)	157,032	587,300

Chemicals — 1.5%
PolyOne Corp. (a)	187,421	1,154,513

Commercial Services — 5.3%
Deluxe Corp.	46,552	1,132,145
FTI Consulting, Inc. (a)	30,269	1,674,178
TNS, Inc. (a) (b)	78,301	1,383,579
		4,189,902
Diversified Financial — 5.5%
Asta Funding, Inc. (b)	43,712	912,269
Investment Technology Group, Inc. (a)	25,544	1,199,802
National Financial Partners Corp. (b)	7,197	259,812
Penson Worldwide, Inc. (a)	75,814	734,638
Thomas Weisel Partners Group, Inc. (a) (b)	95,115	1,217,472
		4,323,993
Electrical Components & Equipment — 1.7%
C&D Technologies, Inc. (a) (b)	220,237	1,303,803

Electronics — 4.9%
Benchmark Electronics, Inc. (a) (b)	50,504	896,446
LaBarge, Inc. (a)	141,472	1,956,558
Nu Horizons Electronics Corp. (a)	169,337	956,754
		3,809,758

1

Energy - Alternate Sources — 0.6%
Headwaters, Inc. (a) (b)	41,088	463,062

Entertainment — 2.6%
Century Casinos, Inc. (a)	182,257	858,430
Steinway Musical Instruments, Inc.	47,560	1,201,841
		2,060,271
Foods — 3.8%
Nash Finch Co. (b)	48,889	1,744,360
United Natural Foods, Inc. (a) (b)	52,984	1,270,556
		3,014,916
Hand & Machine Tools — 1.0%
Regal-Beloit Corp.	20,879	791,732

Health Care - Services — 5.7%
Amedisys, Inc. (a) (b)	32,669	1,392,679
Res-Care, Inc. (a)	83,061	1,858,075
Skilled Healthcare Group, Inc. Cl. A (a)	86,838	1,207,048
		4,457,802
Household Products — 1.9%
ACCO Brands Corp. (a)	66,890	906,360
Central Garden & Pet Co. Cl. A (a)	113,929	566,227
		1,472,587
Insurance — 6.5%
Argo Group International Holdings Ltd. (a)	27,268	1,113,625
Delphi Financial Group, Inc. Cl. A	42,470	1,332,709
Meadowbrook Insurance Group, Inc. (a)	112,077	1,031,108
ProAssurance Corp. (a) (b)	28,428	1,640,296
		5,117,738
Internet — 1.9%
1-800-Flowers.com, Inc. Cl. A (a)	191,143	1,492,827

Machinery - Diversified — 5.9%
Columbus McKinnon Corp. (a)	51,365	1,313,403
Middleby Corp. (a) (b)	31,476	1,876,284
Wabtec Corp.	42,809	1,472,202
		4,661,889
Oil & Gas — 3.9%
Berry Petroleum Co. Cl. A	39,304	1,472,721
Whiting Petroleum Corp. (a)	29,153	1,566,682
		3,039,403
Pharmaceuticals — 1.8%
Animal Health International, Inc. (a)	119,836	1,438,032

Real Estate Investment Trusts (REITS) — 1.7%
Anthracite Capital, Inc. (b)	99,331	745,976

2

Ashford Hospitality Trust	97,433	608,956
		1,354,932
Restaurants — 0.9%
Benihana, Inc. Cl. A (a)	61,525	668,777

Retail — 6.3%
Duckwall-Alco Stores, Inc. (a)	47,555	1,078,072
Hanesbrands, Inc. (a)	43,027	1,101,921
Movado Group, Inc.	50,507	1,223,280
Rush Enterprises, Inc. Cl. A (a)	59,161	992,722
Talbots, Inc. (b)	60,526	585,286
		4,981,281
Semiconductors — 2.1%
GSI Group, Inc. (a)	182,300	1,675,337

Software — 5.3%
Aspen Technology, Inc. (a)	147,254	2,068,919
Parametric Technology Corp. (a)	64,998	1,069,217
PDF Solutions, Inc. (a)	117,680	1,016,755
		4,154,891
Telecommunications — 5.1%
Comtech Telecommunications (a) (b)	39,588	1,773,542
Powerwave Technologies, Inc. (a) (b)	255,663	971,519
Premiere Global Services, Inc. (a)	106,218	1,294,797
		4,039,858
Textiles — 0.8%
Dixie Group, Inc. (a)	77,278	641,407

Transportation — 2.2%
American Commercial Lines, Inc. (a) (b)	32,895	666,453
Vitran Corp., Inc. (a)	74,637	1,067,309
		1,733,762

TOTAL EQUITIES (Cost $83,496,120)		75,259,928

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 32.0%
Cash Equivalents — 27.6% (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	147,228	147,228
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	196,305	196,305
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	392,609	392,609
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	490,762	490,762

3

Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	392,609	392,609
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	687,066	687,066
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	392,609	392,609
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	294,457	294,457
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	245,381	245,381
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	294,457	294,457
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	294,457	294,457
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	490,762	490,762
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	392,609	392,609
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	1,663,682	1,663,682
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	392,609	392,609
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	441,686	441,686
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	294,457	294,457
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	294,457	294,457
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	490,762	490,762
General Electric Capital Corp.
3.888%	03/20/2008	434,740	434,740
General Electric Capital Corp.
4.004%	02/15/2008	290,976	290,976
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	392,609	392,609
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	245,381	245,381
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	490,762	490,762
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	490,762	490,762
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	490,762	490,762
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	245,381	245,381
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	490,762	490,762
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	196,305	196,305
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	392,609	392,609

4

Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	294,457	294,457
Reserve Primary Money Market Fund (c)
		1,025,955	1,025,955
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	1,722,574	1,722,574
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	490,762	490,762
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	245,381	245,381
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	343,533	343,533
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	392,609	392,609
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	343,533	343,533
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	441,686	441,686
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	1,606,773	1,606,773
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	539,838	539,838
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	392,609	392,609
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	490,762	490,762
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	490,762	490,762
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	392,609	392,609
			21,663,856
Repurchase Agreements — 4.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (e)		3,476,105	3,476,105

TOTAL SHORT-TERM INVESTMENTS (Cost $25,139,961)			25,139,961

TOTAL INVESTMENTS — 127.8% (Cost $108,636,081) (f)			$100,399,889

Other Assets/(Liabilities) — (27.8%)			(21,852,892)

NET ASSETS — 100.0%			$78,546,997

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).

5

(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $3,476,260. Collateralized by a U.S. Government Agency obligation with a rate of 3.676%, maturity date of 5/25/2036, and an aggregate market value, including accrued interest, of $3,548,589.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Main Street Small Cap Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK — 98.8%
Advertising — 0.2%
Gaiam, Inc. Cl. A (a) (b)	3,700	90,169
Getty Images, Inc. (a)	4,300	107,500
Greenfield Online, Inc. (a)	4,100	52,726
Harte-Hanks, Inc.	600	9,612
ValueVision Media, Inc. Cl. A (a)	1,300	8,164
		268,171
Aerospace & Defense — 1.0%
Aerovironment, Inc. (a)	1,500	34,515
Alliant Techsystems, Inc. (a)	100	10,585
BE Aerospace, Inc. (a)	400	15,444
Curtiss-Wright Corp. (b)	6,400	266,880
DRS Technologies, Inc.	6,000	322,020
Ducommun, Inc. (a)	1,900	60,040
Esterline Technologies Corp. (a)	1,900	88,521
HEICO Corp. (b)	2,200	97,922
Kaman Corp.	500	14,770
Orbital Sciences Corp. (a)	4,700	109,510
Teledyne Technologies, Inc. (a)	700	36,141
TransDigm Group, Inc. (a)	400	16,552
Triumph Group, Inc.	200	10,800
		1,083,700
Agriculture — 0.5%
Agria Corp., Sponsored ADR (Cayman Islands) (a)	1,500	11,655
Alliance One International, Inc. (a)	4,300	16,211
Universal Corp. (b)	5,400	268,974
UST, Inc.	2,500	129,900
Vector Group Ltd. (b)	6,955	128,667
		555,407
Airlines — 1.4%
Allegiant Travel Co. (a)	1,300	40,664
AMR Corp. (a)	15,000	209,100
Continental Airlines, Inc. Cl. B (a)	9,600	261,216
Copa Holdings SA Cl. A (b)	3,100	120,993
Delta Air Lines, Inc. (a)	4,200	70,686
Northwest Airlines Corp. (a)	12,900	241,359
Pinnacle Airlines Corp. (a) (b)	4,400	59,136
Republic Airways Holdings, Inc. (a)	6,400	127,744
SkyWest, Inc.	2,800	72,856
UAL Corp.	4,800	182,160
US Airways Group, Inc. (a) (b)	11,200	154,672
		1,540,586
Apparel — 0.8%
American Apparel Inc. (a) (b)	400	5,040
Cherokee, Inc. (b)	700	23,653
Deckers Outdoor Corp. (a) (b)	1,500	181,860

1

Kellwood Co.	2,300	45,954
Maidenform Brands, Inc. (a)	500	6,200
Perry Ellis International, Inc. (a)	1,400	24,570
Steven Madden Ltd. (a)	3,100	52,917
The Warnaco Group, Inc. (a) (b)	8,400	301,476
Wolverine World Wide, Inc.	11,500	291,065
		932,735
Automotive & Parts — 1.5%
Accuride Corp. (a)	1,300	8,151
Aftermarket Technology Corp. (a)	3,700	94,017
American Axle & Manufacturing Holdings, Inc. (b)	13,000	282,750
Amerigon, Inc. (a)	4,000	68,480
BorgWarner, Inc.	500	25,305
Cooper Tire & Rubber Co.	15,400	262,878
Fuel Systems Solutions, Inc. (a)	600	7,596
The Goodyear Tire & Rubber Co. (a)	8,300	208,911
Hayes Lemmerz International, Inc. (a)	3,900	13,728
Lear Corp. (a)	9,000	264,240
Tenneco, Inc. (a)	11,200	296,464
Titan International, Inc. (b)	1,900	54,131
TRW Automotive Holdings Corp. (a)	2,200	50,446
		1,637,097
Banks — 0.3%
Amcore Financial, Inc.	500	11,085
Bancfirst Corp.	100	4,503
Cascade Bancorp (b)	900	11,610
City Holding Co.	1,300	49,946
Columbia Banking Systems, Inc.	800	20,568
Encore Bancshares, Inc. (a)	1,100	20,911
First Security Group, Inc.	300	2,583
Independent Bank Corp.	400	11,616
NBT Bancorp, Inc.	1,500	33,870
Porter Bancorp, Inc.	300	5,643
Southwest Bancorp, Inc.	200	3,518
Sterling Bancorp	200	2,862
Sterling Financial Corp.	300	4,635
SVB Financial Group (a) (b)	1,700	82,280
WesBanco, Inc.	1,800	49,428
		315,058
Beverages — 0.2%
Boston Beer Co., Inc. Cl. A (a)	600	21,324
Green Mountain Coffee Roasters, Inc. (a)	3,600	138,672
Hansen Natural Corp. (a) (b)	1,200	46,272
Molson Coors Brewing Co. Cl. B	400	17,868
		224,136
Biotechnology — 0.8%
Acorda Therapeutics, Inc. (a)	200	5,072
Alexion Pharmaceuticals, Inc. (a) (b)	700	45,724
American Oriental Bioengineering, Inc. (a)	17,000	166,090
BioMimetic Therapeutics, Inc. (a)	600	8,922

2

Bio-Rad Laboratories, Inc. Cl. A (a)	200	19,042
Celera Genomics Group - Applera Corp. (a)	1,800	27,576
Enzon Pharmaceuticals, Inc. (a) (b)	2,200	18,414
Halozyme Therapeutics, Inc. (a) (b)	3,200	17,632
Illumina, Inc. (a) (b)	600	38,220
Invitrogen Corp. (a)	2,900	248,443
Martek Biosciences Corp. (a) (b)	2,700	76,950
Millennium Pharmaceuticals, Inc. (a)	1,400	21,238
Nektar Therapeutics (a) (b)	1,800	12,834
Regeneration Technologies, Inc. (a)	1,300	10,400
Regeneron Pharmaceuticals, Inc. (a)	2,500	50,700
Savient Pharmaceuticals, Inc. (a) (b)	1,600	30,960
Seattle Genetics, Inc. (a) (b)	5,200	47,632
XOMA Ltd. (a) (b)	12,700	34,290
		880,139
Building Materials — 0.7%
Aaon, Inc.	950	16,910
Apogee Enterprises, Inc.	3,300	57,585
Builders FirstSource, Inc. (a) (b)	1,100	8,800
Comfort Systems USA, Inc.	5,800	71,166
Drew Industries, Inc. (a)	5,600	151,704
Goodman Global, Inc. (a) (b)	4,300	107,973
Lennox International, Inc.	5,800	215,528
LSI Industries, Inc.	4,200	51,576
Simpson Manufacturing Co., Inc. (b)	2,100	57,855
USG Corp. (a) (b)	2,500	91,500
		830,597
Chemicals — 3.2%
American Vanguard Corp. (b)	300	4,584
Arch Chemicals, Inc.	6,100	205,387
Ashland, Inc.	2,900	132,037
Cabot Corp.	2,800	83,244
Celanese Corp. Cl. A	6,000	223,080
CF Industries Holdings, Inc.	3,100	331,483
Eastman Chemical Co.	2,700	178,389
Ferro Corp.	5,500	97,240
W.R. Grace & Co. (a) (b)	11,200	253,344
H.B. Fuller Co.	11,100	230,436
ICO, Inc. (a)	4,600	44,574
Innophos Holdings, Inc.	1,800	22,338
Innospec, Inc. (b)	3,000	47,310
Landec Corp. (a)	4,900	45,668
Minerals Technologies, Inc.	500	27,200
NewMarket Corp.	400	21,552
Nova Chemicals Corp.	900	25,767
NuCo2, Inc. (a)	800	22,568
Olin Corp.	8,100	165,969
OM Group, Inc. (a)	5,800	332,804
PolyOne Corp. (a)	100	616
Rockwood Holdings, Inc. (a)	2,000	58,720
Schulman (A.), Inc.	2,400	48,936
Sensient Technologies Corp.	10,200	270,912

3

The Sherwin-Williams Co.	800	45,768
Sigma-Aldrich Corp.	200	9,932
Spartech Corp.	1,900	27,987
Stepan Co.	800	23,920
Terra Industries, Inc. (a) (b)	7,300	329,011
Tronox, Inc. Cl. A	600	4,380
UAP Holding Corp.	5,900	226,206
Valhi, Inc.	100	1,650
Zep, Inc.	3,450	56,994
		3,600,006
Coal — 1.2%
Alpha Natural Resources, Inc. (a)	13,200	441,672
Foundation Coal Holdings, Inc.	7,500	392,250
Massey Energy Co.	11,200	416,416
Walter Industries, Inc. (b)	3,400	142,528
		1,392,866
Commercial Services — 7.5%
ABM Industries, Inc.	4,600	95,312
Administaff, Inc. (b)	6,600	198,066
Advance America Cash Advance Centers, Inc.	500	4,475
The Advisory Board Co. (a)	2,000	127,440
Albany Molecular Research, Inc. (a)	2,300	24,748
Alliance Data Systems Corp. (a) (b)	1,100	55,627
Apollo Group, Inc. Cl. A (a)	4,100	326,934
Avis Budget Group, Inc. (a)	2,300	30,705
Bankrate, Inc. (a) (b)	2,600	140,998
BearingPoint, Inc. (a)	14,500	28,420
Bowne & Co., Inc.	4,800	59,040
Capella Education Co. (a) (b)	2,500	157,700
Career Education Corp. (a)	3,300	71,742
CBIZ, Inc. (a)	5,000	47,050
CDI Corp.	2,800	54,460
Chemed Corp.	6,600	338,118
ChoicePoint, Inc. (a)	5,500	183,095
Coinstar, Inc. (a)	6,400	196,800
Consolidated Graphics, Inc. (a)	1,500	75,465
Convergys Corp. (a)	6,600	102,366
Cornell Cos., Inc. (a)	3,000	60,000
The Corporate Executive Board Co. (b)	2,500	143,875
CorVel Corp. (a)	100	2,475
CRA International, Inc. (a)	1,200	50,088
Deluxe Corp.	11,500	279,680
DeVry, Inc.	4,400	242,836
Diamond Management & Technology Consultants, Inc.	4,300	19,995
Dollar Thrifty Automotive Group, Inc. (a)	1,800	43,938
Donnelley (R.R.) & Sons Co. (b)	1,900	66,291
DynCorp International, Inc. (a)	9,700	199,529
Emergency Medical Services Corp. Cl. A (a) (b)	5,200	160,004
Exlservice Holdings, Inc. (a)	200	3,796
Exponent, Inc. (a)	2,700	83,160
Forrester Research, Inc. (a)	200	4,800

4

FTI Consulting, Inc. (a)	300	16,593
Gartner Group, Inc. (a)	10,200	151,470
Global Cash Access Holdings, Inc. (a) (b)	1,700	10,200
Healthspring, Inc. (a)	14,400	297,936
Heartland Payment Systems, Inc. (b)	8,200	199,096
Heidrick & Struggles International, Inc.	4,100	112,668
Hewitt Associates, Inc. Cl. A (a)	6,400	237,888
Hill International, Inc. (a)	200	2,398
HMS Holdings Corp. (a)	1,100	34,760
Hudson Highland Group, Inc. (a)	3,700	25,197
ICF International, Inc. (a)	2,100	54,411
Integrated Electrical Services, Inc. (a)	2,500	33,825
Interactive Data Corp.	300	8,685
ITT Educational Services, Inc. (a)	2,500	228,375
K12, Inc. (a)	650	14,950
Kendle International, Inc. (a)	2,000	84,780
Korn/Ferry International (a)	12,300	197,907
Landauer, Inc.	900	42,840
Learning Tree International, Inc. (a)	300	5,403
LECG Corp. (a)	300	2,547
Manpower, Inc.	1,800	101,268
Maximus, Inc. (b)	5,800	204,624
Midas, Inc. (a)	400	7,040
Monro Muffler, Inc.	200	3,700
MPS Group, Inc. (a)	13,400	134,670
Net 1 UEPS Technologies, Inc. (a)	2,300	65,964
PAREXEL International Corp. (a)	5,200	282,932
PharmaNet Development Group, Inc. (a)	2,900	118,204
PHH Corp. (a)	1,900	35,701
Premier Exhibitions, Inc. (a) (b)	5,600	34,048
Pre-Paid Legal Services, Inc. (a)	1,600	88,880
Providence Service Corp. (The) (a)	1,200	35,436
Rent-A-Center, Inc. (a)	2,800	47,880
Resources Connection, Inc.	6,000	125,580
Robert Half International, Inc.	7,000	194,460
Rollins, Inc.	10,500	186,795
SAIC, Inc. (a)	4,800	90,720
Service Corp. International	2,200	26,466
Sotheby’s	1,100	34,177
Spherion Corp. (a)	10,200	68,136
Steiner Leisure Ltd. (a)	2,000	74,380
Stewart Enterprises, Inc. Cl. A	1,600	11,392
Strayer Education, Inc.	600	103,548
Team, Inc. (a)	2,100	63,105
TeleTech Holdings, Inc. (a)	8,200	161,786
TrueBlue, Inc. (a)	13,200	188,364
United Rentals, Inc. (a)	1,200	21,900
Viad Corp.	5,900	157,825
Volt Information Sciences, Inc. (a)	1,150	21,470
Watson Wyatt Worldwide, Inc. Cl. A	1,800	88,470
Weight Watchers International, Inc.	1,300	55,380
Wright Express Corp. (a)	200	5,988
		8,281,246

5

Computers — 4.5%
Affiliated Computer Services, Inc. Cl. A (a)	5,400	263,250
Ansoft Corp. (a)	2,900	61,596
Brocade Communications Systems, Inc. (a)	31,100	214,279
CACI International, Inc. Cl. A (a)	4,200	183,078
Cadence Design Systems, Inc. (a)	14,800	150,220
Ciber, Inc. (a)	6,900	33,258
Computer Sciences Corp. (a)	5,500	232,760
COMSYS IT Partners, Inc. (a)	3,700	39,775
Comtech Group, Inc. (a)	3,400	36,584
Diebold, Inc.	500	12,940
DST Systems, Inc. (a)	3,000	214,500
Electronic Data Systems Corp.	15,500	311,550
Electronics for Imaging, Inc. (a)	7,300	107,748
InterVoice, Inc. (a)	4,300	27,950
Iomega Corp. (a)	5,900	16,166
Jack Henry & Associates, Inc. (b)	11,500	282,670
Lexmark International, Inc. Cl. A (a)	6,200	224,502
Magma Design Automation, Inc. (a)	1,000	11,400
Manhattan Associates, Inc. (a)	3,300	81,807
Mercury Computer Systems, Inc. (a)	1,100	9,130
MICROS Systems, Inc. (a)	3,100	190,898
MTS Systems Corp.	2,300	77,303
NCR Corp. (a)	9,000	193,320
Netscout Systems, Inc. (a)	2,100	20,601
Network Appliance, Inc. (a)	11,300	262,386
Palm, Inc. (b)	13,900	75,338
Perot Systems Corp. Cl. A (a)	200	2,428
Quantum Corp. (a)	3,500	8,050
Radiant Systems, Inc. (a)	5,000	60,800
RadiSys Corp. (a)	200	2,718
Sigma Designs, Inc. (a) (b)	4,800	217,056
Silicon Storage Technology, Inc. (a)	4,900	13,916
Smart Modular Technologies (a)	4,500	37,125
SRA International, Inc. Cl. A (a)	4,300	117,949
Stratasys, Inc. (a) (b)	3,200	70,720
SYKES Enterprises, Inc. (a)	4,600	72,634
Synaptics, Inc. (a)	5,900	156,350
Synopsys, Inc. (a)	9,100	200,382
Syntel, Inc. (b)	4,300	127,409
Teradata Corp. (a)	3,700	88,134
Tyler Technologies, Inc. (a)	5,800	77,604
Unisys Corp. (a)	20,700	86,112
Western Digital Corp. (a)	10,500	277,725
		4,952,121
Computers & Information — 0.0%
Stec, Inc. (a)	300	2,229

Consumer Services — 0.0%
Core-Mark Holding Co., Inc. (a)	600	15,486

6

Cosmetics & Personal Care — 0.1%
Chattem, Inc. (a)	400	30,688
Elizabeth Arden, Inc. (a)	2,600	52,130
The Estee Lauder Cos., Inc. Cl. A	800	33,760
		116,578
Distribution & Wholesale — 0.2%
MWI Veterinary Supply, Inc. (a)	300	11,469
Owens & Minor, Inc.	200	8,264
Tech Data Corp. (a)	5,300	182,214
		201,947
Diversified Financial — 2.0%
Advanta Corp. Cl. B	10,350	103,397
AmeriCredit Corp. (a) (b)	12,400	165,044
Asset Acceptance Capital Corp. (b)	3,900	37,635
Asta Funding, Inc. (b)	100	2,087
Calamos Asset Management, Inc. Cl. A	3,300	72,006
CIT Group, Inc.	7,500	209,700
Discover Financial Services	6,000	105,000
FCStone Group, Inc. (a)	1,000	44,350
Federal Agricultural Mortgage Corp. Cl. C	900	24,768
Financial Federal Corp.	1,600	38,464
GAMCO Investors, Inc. Cl. A	2,400	142,344
GFI Group, Inc. (a)	1,100	97,031
Greenhill & Co., Inc. (b)	700	47,271
Invesco Ltd.	900	24,498
Investment Technology Group, Inc. (a)	900	42,273
Janus Capital Group, Inc. (b)	8,300	224,183
Knight Capital Group, Inc. Cl. A (a)	3,200	53,600
MarketAxess Holdings, Inc. (a)	4,000	37,800
The NASDAQ Stock Market, Inc. (a)	400	18,508
optionsXpress Holdings, Inc. (b)	9,500	257,640
Portfolio Recovery Associates, Inc. (b)	3,000	109,080
Pzena Investment Management, Inc.	500	6,875
Student Loan Corp.	100	11,842
SWS Group, Inc.	4,000	61,400
TD Ameritrade Holding Corp. (a)	1,200	22,512
TradeStation Group, Inc. (a)	5,500	59,950
US Global Investors, Inc. Cl. A (b)	3,400	58,072
Waddell & Reed Financial, Inc. Cl. A (b)	1,700	56,406
World Acceptance Corp. (a) (b)	1,500	44,910
		2,178,646
Electric — 0.5%
Avista Corp.	1,400	28,210
Black Hills Corp. (b)	1,000	38,740
El Paso Electric Co. (a)	5,900	138,237
Energy East Corp.	1,300	32,825
Otter Tail Corp.	1,500	48,855
Pike Electric Corp. (a)	2,800	46,340
Reliant Energy, Inc. (a)	4,300	91,461
Unisource Energy Corp.	3,000	88,140
		512,808

7

Electrical Components & Equipment — 0.9%
Advanced Energy Industries, Inc. (a)	10,500	113,505
Belden, Inc.	2,400	101,520
Encore Wire Corp. (b)	2,900	48,372
Energizer Holdings, Inc. (a)	1,000	93,620
Graftech International Ltd. (a)	23,500	353,675
Littelfuse, Inc. (a)	4,500	136,755
Orion Energy Systems, Inc. (a)	800	10,456
Powell Industries, Inc. (a)	1,000	39,700
Power-One, Inc. (a)	500	1,145
Superior Essex, Inc. (a)	2,100	50,505
Vicor Corp.	2,100	25,851
		975,104
Electrical Equipment & Electronics — 0.0%
Houston Wire & Cable Co. (b)	900	13,257

Electronics — 4.1%
American Science & Engineering, Inc. (b)	1,300	69,108
Amphenol Corp. Cl. A	400	15,976
Analogic Corp.	2,800	165,368
Applera Corp. - Applied Biosystems Group	4,000	126,120
Arrow Electronics, Inc. (a)	6,500	222,430
Avnet, Inc. (a)	7,000	249,270
Axsys Technologies, Inc. (a)	1,300	49,218
Badger Meter, Inc. (b)	2,100	79,380
Bel Fuse, Inc. Cl. A	900	28,233
Checkpoint Systems, Inc. (a)	9,600	228,096
CTS Corp.	5,400	57,240
Cubic Corp.	5,500	147,730
Cymer, Inc. (a)	8,500	229,585
Dionex Corp. (a)	3,800	266,380
Dolby Laboratories, Inc. Cl. A (a)	3,500	150,815
Electro Scientific Industries, Inc. (a)	2,900	47,676
Excel Technology, Inc. (a)	200	5,112
Faro Technologies, Inc. (a)	1,700	40,596
FEI Co. (a) (b)	11,100	251,526
FLIR Systems, Inc. (a)	2,600	78,728
Gentex Corp.	800	12,688
Lo-Jack Corp. (a)	1,700	20,978
Measurement Specialties, Inc. (a)	1,300	25,610
Methode Electronics, Inc.	6,000	72,720
Mettler-Toledo International, Inc. (a)	800	79,440
NAM TAI Electronics, Inc.	2,500	21,050
National Instruments Corp.	5,400	145,044
OSI Systems, Inc. (a)	300	6,999
Park Electrochemical Corp.	3,100	73,408
Plexus Corp. (a)	1,000	22,590
Rofin-Sinar Technologies, Inc. (a)	10,200	433,602
Sanmina-SCI Corp. (a)	48,900	76,773
Sonic Solutions, Inc. (a)	2,300	20,608
Technitrol, Inc.	3,200	72,512
Thomas & Betts Corp. (a)	3,900	176,475
TTM Technologies, Inc. (a)	400	4,068
Varian, Inc. (a)	7,000	379,750
Woodward Governor Co.	6,200	389,236
		4,542,138

8

Energy - Alternate Sources — 0.0%
FuelCell Energy, Inc. (a) (b)	1,000	8,410
Plug Power, Inc. (a)	800	2,192
		10,602
Engineering & Construction — 1.1%
Dycom Industries, Inc. (a)	10,800	255,096
Emcor Group, Inc. (a)	6,000	131,580
ENGlobal Corp. (a)	1,000	9,640
Foster Wheeler Ltd. (a)	300	20,541
KBR, Inc. (a)	400	12,636
Layne Christensen Co. (a)	3,600	132,840
McDermott International, Inc. (a)	1,100	51,898
Michael Baker Corp. (a)	1,900	65,037
Perini Corp. (a)	6,600	230,670
The Shaw Group, Inc. (a)	3,800	214,700
Stanley, Inc. (a)	1,300	36,244
URS Corp. (a)	540	23,706
VSE Corp.	100	2,767
		1,187,355
Entertainment — 0.2%
Bally Technologies, Inc. (a)	3,100	147,684
Speedway Motorsports, Inc.	200	6,070
Vail Resorts, Inc. (a) (b)	500	23,670
Warner Music Group Corp. (b)	11,900	94,605
		272,029
Environmental Controls — 1.0%
Allied Waste Industries, Inc. (a)	1,100	10,835
American Ecology Corp.	1,500	34,320
Calgon Carbon Corp. (a) (b)	6,400	98,432
Casella Waste Systems, Inc. Cl. A (a)	1,600	19,408
Darling International, Inc. (a)	12,600	146,160
EnergySolutions, Inc. (a)	3,700	83,250
Fuel Tech, Inc. (a) (b)	300	5,712
Metal Management, Inc.	6,800	337,824
Mine Safety Appliances Co.	200	8,926
Republic Services, Inc.	300	9,000
TETRA Technologies, Inc. (a)	5,400	106,326
Waste Connections, Inc. (a)	8,400	244,944
Waste Industries USA, Inc.	700	25,319
		1,130,456
Foods — 0.9%
Arden Group, Inc. Cl. A	200	27,898
Cal-Maine Foods, Inc. (b)	3,100	89,373
Chiquita Brands International, Inc. (a) (b)	3,700	69,116
ConAgra Foods, Inc.	500	10,765
Corn Products International, Inc.	200	6,760
Flowers Foods, Inc.	15,050	361,200

9

Fresh Del Monte Produce, Inc. (a)	1,000	32,040
Hormel Foods Corp.	500	19,370
Imperial Sugar Co. (b)	2,300	50,554
Ingles Markets, Inc. Cl. A	2,600	60,554
Nash Finch Co. (b)	2,100	74,928
Performance Food Group Co. (a)	4,000	126,520
Sara Lee Corp.	800	11,248
SuperValu, Inc.	1,300	39,078
		979,404
Forest Products & Paper — 0.7%
AbitibiBowater, Inc. (b)	1,280	31,706
Buckeye Technologies, Inc. (a)	5,100	67,065
Glatfelter	1,200	17,352
Rock-Tenn Co. Cl. A	11,200	320,208
Schweitzer-Mauduit International, Inc.	2,000	47,680
United Stationers, Inc. (a)	4,200	232,092
Wausau Paper Corp.	3,900	34,905
		751,008
Gas — 0.6%
New Jersey Resources Corp.	2,000	93,780
Northwest Natural Gas Co.	5,800	274,572
Southwest Gas Corp.	800	22,840
Vectren Corp.	1,200	32,940
WGL Holdings, Inc.	8,000	257,920
		682,052
Hand & Machine Tools — 0.6%
The Black & Decker Corp.	3,300	239,382
Hardinge, Inc.	700	11,935
Kennametal, Inc.	600	18,378
Regal-Beloit Corp.	3,400	128,928
The Stanley Works	5,000	256,800
		655,423
Health Care - Products — 1.8%
Abaxis, Inc. (a)	2,300	74,865
Align Technology, Inc. (a) (b)	3,100	36,518
ArthoCare Corp. (a) (b)	1,300	52,039
Bruker BioSciences Corp. (a)	400	4,100
Cepheid, Inc. (a) (b)	400	12,216
CONMED Corp. (a)	4,200	102,060
Cynosure, Inc. Cl. A (a) (b)	2,000	49,660
Datascope Corp.	1,600	51,872
Dentsply International, Inc.	200	8,262
Hansen Medical, Inc. (a) (b)	800	14,304
Hologic, Inc. (a)	2,400	154,464
Immucor, Inc. (a)	800	23,072
Intuitive Surgical, Inc. (a)	1,100	279,400
Invacare Corp.	1,600	38,944
Inverness Medical Innovations, Inc. (a)	1,449	65,277
IRIS International, Inc. (a)	1,800	32,292
Kinetic Concepts, Inc. (a)	3,200	159,296

10

LCA-Vision, Inc. (b)	3,400	56,134
Meridian Bioscience, Inc.	7,900	248,139
Merit Medical Systems, Inc. (a)	200	3,216
OraSure Technologies, Inc. (a)	1,000	7,910
PSS World Medical, Inc. (a)	600	10,374
Quidel Corp. (a)	4,500	70,965
Somanetics Corp. (a)	300	8,040
SonoSite, Inc. (a) (b)	1,400	48,762
Steris Corp.	10,900	270,102
Trans1, Inc. (a)	300	4,377
Ventana Medical Systems, Inc. (a)	800	71,240
		1,957,900
Health Care - Services — 2.7%
Air Methods Corp. (a)	1,900	87,172
Alliance Imaging, Inc. (a)	6,700	71,221
American Dental Partners, Inc. (a)	200	1,768
AMERIGROUP Corp. (a) (b)	9,000	337,680
AmSurg Corp. (a)	1,200	30,912
Apria Healthcare Group, Inc. (a) (b)	12,700	269,494
Centene Corp. (a)	11,000	263,340
Coventry Health Care, Inc. (a)	5,000	282,900
Health Net, Inc. (a)	5,100	237,099
Humana, Inc. (a)	3,600	289,080
Kindred Healthcare, Inc. (a)	4,500	123,930
Lincare Holdings, Inc. (a)	5,300	177,073
Magellan Health Services, Inc. (a)	400	17,496
Medcath Corp. (a)	800	19,904
Molina Healthcare, Inc. (a) (b)	6,800	231,948
RehabCare Group, Inc. (a)	3,200	67,168
Res-Care, Inc. (a)	2,600	58,162
Sierra Health Services, Inc. (a)	500	21,490
Skilled Healthcare Group, Inc. Cl. A (a)	700	9,730
Tenet Healthcare Corp. (a) (b)	80,400	356,172
WellCare Health Plans, Inc. (a)	2,000	93,980
		3,047,719
Holding Company - Diversified — 0.0%
Star Bulk Carriers Corp. (a)	2,400	27,552

Home Builders — 1.0%
Centex Corp.	400	11,112
Champion Enterprises, Inc. (a)	8,500	83,045
Fleetwood Enterprises, Inc. (a) (b)	8,400	39,312
KB Home (b)	4,900	134,750
Lennar Corp. Cl. A (b)	10,000	206,000
Monaco Coach Corp.	3,600	36,612
NVR, Inc. (a) (b)	400	252,600
Thor Industries, Inc. (b)	4,500	158,940
Toll Brothers, Inc. (a)	6,600	153,648
Winnebago Industries, Inc. (b)	400	8,424
		1,084,443

11

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc. (b)	1,500	46,425
Hooker Furniture Corp.	1,500	32,910
Kimball International, Inc. Cl. B	3,900	48,282
Tempur-Pedic International, Inc. (b)	11,700	231,894
Universal Electronics, Inc. (a)	2,600	61,906
Whirlpool Corp.	100	8,511
		429,928
Household Products — 1.5%
ACCO Brands Corp. (a)	4,500	60,975
American Greetings Corp. Cl. A	14,900	305,748
Blyth, Inc.	7,900	172,141
CSS Industries, Inc.	1,800	52,524
Ennis, Inc.	3,100	49,073
Fossil, Inc. (a) (b)	7,400	251,452
Helen of Troy Ltd. (a)	1,600	27,200
Russ Berrie and Co., Inc. (a)	100	1,443
The Scotts Miracle-Gro Co.	4,300	167,872
Tupperware Brands Corp.	13,200	488,400
WD-40 Co.	2,600	87,776
		1,664,604
Housewares — 0.2%
The Toro Co.	5,100	251,634

Insurance — 3.7%
Alfa Corp.	700	15,323
Ambac Financial Group, Inc. (b)	2,600	30,472
American Physicians Capital, Inc.	1,900	78,508
Amerisafe, Inc. (a)	3,900	53,625
Amtrust Financial Services, Inc.	5,200	81,640
Argo Group International Holdings Ltd. (a)	2,212	90,338
Aspen Insurance Holdings Ltd.	1,200	33,864
Assurant, Inc.	4,500	292,005
Assured Guaranty Ltd.	2,400	56,784
W.R. Berkley Corp.	2,100	63,546
CNA Surety Corp. (a)	3,500	62,405
The Commerce Group, Inc.	2,800	101,220
Darwin Professional Underwriters, Inc. (a)	600	13,308
Delphi Financial Group, Inc. Cl. A	7,200	225,936
Donegal Group, Inc. Cl. A	100	1,729
EMC Insurance Group, Inc.	300	7,092
Employers Holdings, Inc.	300	5,238
FBL Financial Group, Inc. Cl. A	3,200	105,440
Fidelity National Financial, Inc.	5,300	104,357
First American Corp.	5,300	230,815
FPIC Insurance Group, Inc. (a)	1,000	42,110
Hallmark Financial Services, Inc. (a)	1,200	15,612
Harleysville Group, Inc.	1,300	46,345
HCC Insurance Holdings, Inc.	1,000	27,860
Hilb, Rogal & Hobbs Co.	1,200	43,416
Horace Mann Educators Corp.	2,900	53,273
Infinity Property & Casualty Corp.	2,100	83,727
IPC Holdings Ltd.	2,700	69,471

12

Landamerica Financial Group, Inc. (b)	700	36,512
Max Capital Group Ltd.	9,400	266,866
MBIA, Inc. (b)	2,800	43,400
Meadowbrook Insurance Group, Inc. (a)	600	5,520
The Midland Co.	1,200	76,824
Montpelier Re Holdings Ltd.	2,600	44,564
National Interstate Corp.	900	25,551
National Western Life Insurance Co. Cl. A	100	18,779
Navigators Group, Inc. (a)	1,600	92,368
PartnerRe Ltd.	100	7,928
The Phoenix Companies, Inc.	10,100	109,383
Platinum Underwriters Holdings Ltd.	5,100	172,125
The PMI Group, Inc.	900	8,550
Presidential Life Corp.	100	1,834
ProAssurance Corp. (a) (b)	2,500	144,250
Procentury Corp.	1,500	22,005
RLI Corp.	4,700	265,080
Safeco Corp.	3,700	197,469
Safety Insurance Group, Inc.	100	3,902
SeaBright Insurance Holdings Ltd. (a)	2,800	41,132
Selective Insurance Group	3,100	74,121
StanCorp Financial Group, Inc.	1,400	68,894
Torchmark Corp.	2,700	164,862
Transatlantic Holdings, Inc.	500	34,100
United America Indemnity Ltd. Cl. A (a)	5,500	112,805
United Fire & Casualty Co.	1,400	46,732
Universal American Corp. (a)	1,500	31,395
Universal Insurance Holdings, Inc.	400	2,120
Zenith National Insurance Corp.	300	11,946
		4,166,476
Internet — 4.6%
1-800-Flowers.com, Inc. Cl. A (a)	6,000	46,860
Ariba, Inc. (a)	3,000	29,910
Art Technology Group, Inc. (a)	5,500	22,055
Asiainfo Holdings, Inc. (a)	7,600	66,576
Audible, Inc. (a)	2,300	26,266
Avocent Corp. (a)	3,500	58,100
Blue Coat Systems, Inc. (a)	8,200	220,334
Blue Nile, Inc. (a) (b)	2,900	160,225
Check Point Software Technologies Ltd. (a)	7,100	151,230
Chordiant Software, Inc. (a)	7,200	62,784
CMGI, Inc. (a)	6,830	88,107
CNET Networks, Inc. (a) (b)	5,500	43,395
Cogent Communications Group, Inc. (a)	6,800	139,196
CyberSources Corp. (a)	11,828	198,119
Digital River, Inc. (a) (b)	8,100	303,750
EarthLink, Inc. (a)	10,300	70,143
Equinix, Inc. (a) (b)	600	45,318
eResearch Technology, Inc. (a)	6,500	63,180
Expedia, Inc. (a)	8,100	186,462
F5 Networks, Inc. (a)	4,200	98,826
Global Sources Ltd. (a) (b)	6,560	86,920
i2 Technologies, Inc. (a) (b)	700	9,807

13

IAC/InterActiveCorp (a)	3,900	101,166
Imergent, Inc. (b)	3,000	31,260
Interwoven, Inc. (a)	4,300	54,481
j2 Global Communications, Inc. (a)	11,400	249,774
Keynote Systems, Inc. (a)	300	2,937
LoopNet, Inc. (a)	200	2,822
McAfee, Inc. (a)	6,800	228,888
Mercadolibre, Inc. (a)	200	7,406
Navisite, Inc. (a)	3,400	15,300
NetFlix, Inc. (a) (b)	10,900	274,135
NIC, Inc.	3,000	21,450
NutriSystem, Inc. (a) (b)	2,500	71,550
Overstock.com, Inc. (a) (b)	4,100	42,763
Priceline.com, Inc. (a) (b)	1,800	195,336
RightNow Technologies, Inc. (a)	3,000	30,690
S1 Corp. (a)	10,600	59,996
Sapient Corp. (a)	18,700	131,087
Secure Computing Corp. (a)	1,000	8,950
Shutterfly, Inc. (a) (b)	800	15,560
SonicWALL, Inc. (a)	10,500	92,190
Stamps.com, Inc. (a)	1,000	10,560
TheStreet.com, Inc.	5,000	55,500
TIBCO Software, Inc. (a)	22,300	165,912
Travelzoo, Inc. (a)	1,900	30,096
United Online, Inc.	23,500	262,495
Valueclick, Inc. (a)	11,900	259,777
Vasco Data Security International, Inc. (a)	500	9,485
VeriSign, Inc. (a)	8,700	295,104
Vignette Corp. (a)	3,800	53,466
Vocus, Inc. (a)	2,800	82,376
Websense, Inc. (a)	2,100	43,050
		5,083,125
Iron & Steel — 1.4%
AK Steel Holding Corp. (a)	5,000	238,900
Carpenter Technology Corp.	3,400	209,576
Cleveland-Cliffs, Inc.	700	71,288
Esmark, Inc. (a) (b)	415	4,171
Olympic Steel, Inc.	500	16,895
Reliance Steel & Aluminum Co.	3,100	152,551
Schnitzer Steel Industries, Inc. Cl. A	3,500	198,310
Shiloh Industries, Inc. (a)	300	2,379
Steel Dynamics, Inc.	4,800	250,320
United States Steel Corp. (b)	3,400	347,174
Universal Stainless & Alloy (a)	700	17,318
		1,508,882
Leisure Time — 0.7%
Ambassadors Group, Inc.	800	14,792
Brunswick Corp. (b)	8,000	151,920
Callaway Golf Co.	16,100	288,512
Polaris Industries, Inc. (b)	6,600	286,704
WMS Industries, Inc. (a)	2,500	93,500
		835,428

14

Lodging — 0.1%
Monarch Casino & Resort, Inc. (a)	2,600	55,562
Riviera Holdings Corp. (a)	100	2,260
Wyndham Worldwide Corp.	3,600	84,816
		142,638
Machinery - Construction & Mining — 0.2%
Astec Industries, Inc. (a)	3,800	117,306
Bucyrus International, Inc. Cl. A (b)	900	83,439
Joy Global, Inc.	200	12,610
		213,355
Machinery - Diversified — 1.9%
AGCO Corp. (a) (b)	1,100	66,242
Applied Industrial Technologies, Inc.	8,700	262,653
Briggs & Stratton Corp. (b)	300	6,255
Cascade Corp.	400	20,648
Chart Industries, Inc. (a)	300	7,593
Cognex Corp.	1,300	19,890
Columbus McKinnon Corp. (a)	2,700	69,039
Flowserve Corp.	400	32,848
Gardner Denver, Inc. (a)	8,500	275,740
Gerber Scientific, Inc. (a)	400	3,528
Gorman-Rupp Co.	1,150	31,568
Hurco Companies, Inc. (a)	1,500	54,855
Intevac, Inc. (a)	1,400	15,246
Kadant, Inc. (a)	2,500	66,075
Lindsay Corp.	400	24,408
Middleby Corp. (a) (b)	3,200	190,752
NACCO Industries, Inc. Cl. A	600	60,036
Robbins & Myers, Inc.	4,400	291,632
Rockwell Automation, Inc.	4,500	256,590
Sauer-Danfoss, Inc.	1,200	25,908
Tecumseh Products Co. Cl. A (a)	3,300	76,956
Tennant Co.	2,800	92,372
TurboChef Technologies, Inc. (a) (b)	1,300	13,325
Twin Disc, Inc.	1,100	16,654
Wabtec Corp.	300	10,317
Zebra Technologies Corp. Cl. A (a)	3,800	116,698
		2,107,828
Manufacturing — 2.0%
A.O. Smith Corp.	2,200	77,000
Actuant Corp. Cl. A	6,800	185,844
Acuity Brands, Inc. (b)	7,400	336,774
AptarGroup, Inc.	1,100	41,492
AZZ, Inc. (a)	300	10,131
Barnes Group, Inc.	5,400	143,910
Blount International, Inc. (a)	4,600	53,314
Ceradyne, Inc. (a)	5,600	269,640
Crane Co.	500	20,435
Eastman Kodak Co.	1,300	25,909
EnPro Industries, Inc. (a)	5,500	165,000

15

Freightcar America, Inc.	200	7,542
GenTek, Inc. (a) (b)	500	13,875
Harsco Corp.	200	11,384
Koppers Holdings, Inc.	3,400	113,764
LSB Industries, Inc. (a) (b)	1,900	52,383
Matthews International Corp. Cl. A	200	9,774
McCoy Corp.	6,200	17,069
Myers Industries, Inc.	2,800	32,900
Parker Hannifin Corp.	600	40,566
Raven Industries, Inc.	1,500	45,030
Reddy Ice Holdings, Inc. (b)	1,700	38,131
Roper Industries, Inc.	200	11,184
SPX Corp.	2,700	271,620
Sturm, Ruger & Co., Inc. (a)	3,300	29,601
Teleflex, Inc.	3,300	195,096
Tredegar Corp.	2,000	27,720
		2,247,088
Media — 0.8%
Acacia Research - Acacia Technologies (a)	4,000	29,800
Charter Communications, Inc. Cl. A (a) (b)	84,300	98,631
Cox Radio, Inc. Cl. A (a)	3,000	35,820
Cumulus Media, Inc. Cl. A (a) (b)	3,200	20,512
DG FastChannel, Inc. (a)	900	19,053
Entravision Communications Corp. Cl. A (a)	22,700	159,808
Gray Television, Inc.	100	758
Idearc, Inc.	3,200	52,032
Journal Communications, Inc. Cl. A	1,200	9,900
Lin TV Corp. Cl. A (a)	5,100	66,555
Mediacom Communications Corp. (a)	1,600	7,936
Scholastic Corp. (a) (b)	7,300	250,171
Sinclair Broadcast Group, Inc. Cl. A (b)	16,900	152,100
		903,076
Medical Supplies — 0.0%
Orthofix International NV (a)	100	5,468

Metal Fabricate & Hardware — 1.2%
Ampco-Pittsburgh Corp.	2,000	77,540
Circor International, Inc.	2,200	93,346
Commercial Metals Co.	3,900	110,565
Dynamic Materials Corp.	200	10,716
Haynes International, Inc. (a)	500	22,090
LB Foster Co. Cl. A (a)	1,800	82,854
Mueller Industries, Inc.	6,500	182,000
Northwest Pipe Co. (a)	200	8,288
Quanex Corp. (b)	6,800	356,388
RBC Bearings, Inc. (a)	2,800	83,832
Sun Hydraulics Corp.	2,450	56,350
Valmont Industries, Inc.	600	50,220
Worthington Industries, Inc. (b)	14,700	240,933
		1,375,122

16

Mining — 1.0%
Amerigo Resources Ltd.	15,600	37,775
Brush Engineered Materials, Inc. (a)	1,100	31,482
Century Aluminum Co. (a)	6,400	332,736
Compass Minerals International, Inc.	6,700	284,214
Farallon Resources Ltd. (a)	20,100	15,551
Hecla Mining Co. (a) (b)	34,800	323,640
Redcorp Ventures LGN	89,600	24,307
Usec, Inc. (a) (b)	5,400	43,578
		1,093,283
Office Equipment/Supplies — 0.0%
Ikon Office Solutions, Inc. (b)	1,518	12,417

Office Furnishings — 0.8%
Herman Miller, Inc.	6,100	193,858
HNI Corp. (b)	4,000	134,640
Interface, Inc. Cl. A	12,700	202,692
Knoll, Inc.	15,600	208,416
Steelcase, Inc. Cl. A	12,100	185,493
		925,099
Oil & Gas — 1.4%
Alon USA Energy, Inc. (b)	500	9,100
Arena Resources, Inc. (a)	400	14,228
Atwood Oceanics, Inc. (a)	800	66,472
Berry Petroleum Co. Cl. A	1,200	44,964
Bois d’Arc Energy, Inc. (a)	3,000	57,450
Comstock Resources, Inc. (a)	300	9,510
Continental Resources, Inc. (a)	500	12,455
Denbury Resources, Inc. (a)	1,300	32,890
ENSCO International, Inc.	431	22,033
Forest Oil Corp. (a)	200	9,044
Frontier Oil Corp.	400	14,108
Galleon Energy, Inc. Cl. A (a)	600	8,657
Grey Wolf, Inc. (a) (b)	22,700	135,292
Jura Energy Corp. (a)	13,900	5,377
Mariner Energy, Inc. (a)	8,300	207,998
Midnight Oil Exploration Ltd.	3,800	4,009
Noble Energy, Inc.	400	29,032
Paramount Resources Ltd. Cl. A (a)	600	8,934
Patterson-UTI Energy, Inc. (b)	600	11,748
Petrohawk Energy Corp. (a) (b)	9,700	152,775
PetroQuest Energy, Inc. (a)	500	6,460
Real Resources, Inc. (a)	1,100	13,926
Rosetta Resources, Inc. (a)	4,300	75,379
Stone Energy Corp. (a)	6,200	254,200
Tesoro Corp. (b)	5,900	230,395
TUSK Energy Corp. (a)	9,700	15,302
VAALCO Energy, Inc. (a)	1,800	8,100
W&T Offshore, Inc. (b)	2,000	56,580
Warren Resources, Inc. (a)	400	5,088
Whiting Petroleum Corp. (a)	400	21,496
		1,543,002

17

Oil & Gas Services — 1.8%
Cameron International Corp. (a)	600	24,156
Dawson Geophysical Co. (a)	1,000	57,280
Dresser-Rand Group, Inc. (a)	5,600	177,520
Dril-Quip, Inc. (a)	2,900	140,766
Exterran Holdings, Inc. (a)	1,100	71,764
Global Industries Ltd. (a)	9,800	173,068
Gulf Island Fabrication, Inc.	1,700	42,534
Hornbeck Offshore Services, Inc. (a)	500	19,340
ION Geophysical Corp. (a)	1,600	19,840
Lufkin Industries, Inc.	100	5,287
Markwest Hydrocarbon, Inc.	400	25,028
Matrix Service Co. (a)	3,000	54,060
NATCO Group, Inc. Cl. A (a)	4,800	219,744
Newpark Resources, Inc. (a)	6,600	32,142
Oceaneering International, Inc. (a)	200	11,516
Oil States International, Inc. (a) (b)	8,400	294,504
SEACOR Holdings, Inc. (a)	2,300	202,860
Superior Energy Services, Inc. (a)	1,000	40,090
T-3 Energy Services, Inc. (a)	1,700	76,483
Technicoil Corp. (a)	17,900	8,993
Tidewater, Inc.	1,300	68,848
Union Drilling, Inc. (a)	200	3,076
Willbros Group, Inc. (a) (b)	6,800	226,576
		1,995,475
Packaging & Containers — 0.7%
Crown Holdings, Inc. (a)	3,900	95,628
Graphic Packaging Corp. (a)	400	1,192
Greif, Inc. Cl. A	100	6,580
Owens-Illinois, Inc. (a)	6,400	322,560
Packaging Corp. of America	7,900	191,496
Silgan Holdings, Inc.	2,500	118,400
		735,856
Pharmaceuticals — 3.7%
Alnylam Pharmaceuticals, Inc. (a) (b)	4,100	123,164
AmerisourceBergen Corp.	5,900	275,235
Auxilium Pharmaceuticals, Inc. (a) (b)	1,500	51,300
BioMarin Pharmaceutical, Inc. (a)	300	11,118
BioScrip, Inc. (a)	1,900	14,744
Bradley Pharmaceuticals, Inc. (a)	2,100	41,769
Cubist Pharmaceuticals, Inc. (a)	12,700	215,773
Cypress Bioscience, Inc. (a)	200	1,678
CytRx Corp. (a) (b)	10,900	20,056
Durect Corp. (a)	1,700	8,653
Endo Pharmaceuticals Holdings, Inc. (a)	7,100	185,594
Forest Laboratories, Inc. (a)	9,200	365,884
Herbalife Ltd.	3,300	130,944
Isis Pharmaceuticals, Inc. (a) (b)	4,900	76,440
King Pharmaceuticals, Inc. (a)	26,600	279,034
K-V Pharmaceutical Co. Cl. A (a) (b)	3,800	98,724
Medicis Pharmaceutical Corp. Cl. A	10,700	217,317
NBTY, Inc. (a)	7,800	188,916

18

Noven Pharmaceuticals, Inc. (a)	1,500	20,145
Obagi Medical Products, Inc. (a)	4,200	62,496
Omnicare, Inc.	5,200	115,128
Onyx Pharmaceuticals, Inc. (a)	1,400	66,542
OSI Pharmaceuticals, Inc. (a)	8,500	338,980
Pain Therapeutics, Inc. (a) (b)	2,500	21,650
Par Pharmaceutical Cos., Inc. (a)	1,800	34,524
Perrigo Co.	4,000	123,360
PetMed Express, Inc. (a)	4,300	53,105
PharMerica Corp. (a) (b)	1,167	17,318
Pozen, Inc. (a) (b)	4,400	53,856
Salix Pharmaceuticals Ltd. (a) (b)	500	3,475
Sciele Pharma, Inc. (a) (b)	10,200	243,984
Sepracor, Inc. (a)	8,600	242,864
United Therapeutics Corp. (a)	200	16,796
Valeant Pharmaceuticals International (a)	8,200	92,824
VIVUS, Inc. (a) (b)	1,000	6,060
Xenoport, Inc. (a)	4,100	251,576
		4,071,026
Real Estate — 0.0%
W.P. Carey & Co. LLC	400	13,592

Real Estate Investment Trusts (REITS) — 2.4%
Acadia Realty Trust	300	7,515
Agree Realty Corp.	900	26,568
Alexandria Real Estate Equities, Inc.	700	68,761
Arbor Realty Trust, Inc. (b)	900	15,993
Ashford Hospitality Trust	5,000	31,250
Associated Estates Realty Corp.	600	5,910
BioMed Realty Trust, Inc. (b)	200	4,616
Brandywine Realty Trust (b)	2,300	43,355
Capital Trust Cl. A (b)	800	22,952
CBL & Associates Properties, Inc.	2,300	61,134
Cedar Shopping Centers, Inc.	1,100	12,243
Colonial Properties Trust	500	12,320
Corporate Office Properties Trust	900	28,827
DiamondRock Hospitality Co.	5,400	71,010
Digital Realty Trust, Inc. (b)	3,300	117,909
Dupont Fabros Technology	700	12,061
Eastgroup Properties	800	33,112
Entertainment Properties Trust	1,600	79,200
Equity Lifestyle Properties, Inc.	800	34,936
Equity One, Inc. (b)	2,800	66,108
FelCor Lodging Trust, Inc.	5,000	67,550
First Industrial Realty Trust, Inc. (b)	4,000	139,320
Glimcher Realty Trust	600	7,956
Gramercy Capital Corp. (b)	1,100	25,465
Hersha Hospitality Trust	1,200	10,788
Highwoods Properties, Inc.	2,500	74,825
Home Properties, Inc. (b)	700	33,593
Inland Real Estate Corp. (b)	5,100	68,238
Kite Realty Group Trust	1,400	18,424
LaSalle Hotel Properties	1,400	38,374

19

Lexington Realty Trust (b)	2,500	37,375
LTC Properties, Inc.	1,600	41,680
Medical Properties Trust, Inc. (b)	600	7,584
Mid-America Apartment Communities, Inc. (b)	900	41,229
National Health Investors, Inc.	600	17,736
National Retail Properties, Inc. (b)	4,400	99,968
Nationwide Health Properties, Inc. (b)	6,800	214,608
Newcastle Investment Corp. (b)	2,100	26,250
Omega Healthcare Investors, Inc. (b)	3,900	64,350
Parkway Properties, Inc.	1,200	43,104
Pennsylvania (b)	2,600	69,290
PS Business Parks, Inc.	1,100	55,275
RAIT Financial Trust (b)	2,400	22,224
Ramco-Gershenson Properties Trust	1,000	22,300
Realty Income Corp. (b)	5,000	121,900
Redwood Trust, Inc. (b)	700	29,057
Resource Capital Corp. (b)	200	1,940
Saul Centers, Inc.	500	25,615
Senior Housing Properties Trust	5,900	132,101
Sovran Self Storage, Inc. (b)	600	23,772
Strategic Hotels & Resorts, Inc.	3,300	47,355
Sunstone Hotel Investors, Inc.	3,200	53,248
Tanger Factory Outlet Centers, Inc. (b)	2,600	97,682
Taubman Centers, Inc.	1,100	55,165
Washington (b)	1,500	47,190
		2,638,311
Retail — 5.7%
A.C. Moore Arts & Crafts, Inc. (a)	3,600	43,128
Abercrombie & Fitch Co. Cl. A	2,300	183,287
Advance Auto Parts, Inc.	2,000	71,360
Aeropostale, Inc. (a)	15,800	445,086
AFC Enterprises, Inc. (a)	1,200	11,124
AnnTaylor Stores Corp. (a)	5,000	125,750
AutoNation, Inc. (a) (b)	10,300	167,684
AutoZone, Inc. (a)	2,200	265,936
Barnes & Noble, Inc.	6,300	213,885
Big 5 Sporting Goods Corp.	1,600	19,056
Big Lots, Inc. (a) (b)	17,600	305,536
BJ’s Wholesale Club, Inc. (a)	8,500	275,740
Blockbuster, Inc. Cl. A (a) (b)	46,800	146,016
Bob Evans Farms, Inc.	8,500	252,790
Books-A-Million, Inc.	1,500	16,005
Brown Shoe Co., Inc.	9,750	167,700
The Buckle, Inc.	8,300	345,197
Buffalo Wild Wings, Inc. (a) (b)	2,500	62,925
Build-A-Bear Workshop, Inc. (a)	300	4,089
Casey’s General Stores, Inc.	7,400	192,400
Cash America International, Inc.	400	13,004
Cato Corp. Cl. A	2,100	34,377
CBRL Group, Inc. (b)	1,503	46,999
CEC Entertainment, Inc. (a)	1,700	39,661
Chico’s FAS, Inc. (a)	5,900	63,661

20

China Nepstar Chain Drugstore, Ltd., Sponsored ADR (Cayman Islands) (a)	760	9,204
Chipotle Mexican Grill, Inc. Cl. A (a) (b)	700	85,218
Christopher & Banks Corp.	2,600	33,202
Conn’s, Inc. (a) (b)	2,600	50,180
Copart, Inc. (a)	300	12,264
Denny’s Corp. (a)	16,700	56,613
Dollar Tree Stores, Inc. (a)	8,600	240,886
Domino’s Pizza, Inc.	4,200	57,162
Dress Barn, Inc. (a)	12,800	156,032
Family Dollar Stores, Inc.	8,800	185,064
Gamestop Corp. Cl. A (a)	200	10,346
Hibbett Sports, Inc. (a)	2,100	39,039
Hot Topic, Inc. (a)	6,400	35,520
IHOP Corp. (b)	2,400	127,776
Insight Enterprises, Inc. (a)	2,600	44,902
Jo-Ann Stores, Inc. (a)	1,200	15,204
Jos. A. Bank Clothiers, Inc. (a) (b)	2,300	62,652
Limited Brands, Inc.	3,300	62,997
Liz Claiborne, Inc. (b)	1,800	39,402
Longs Drug Stores Corp.	1,500	69,015
Luby’s, Inc. (a)	200	1,894
Men’s Wearhouse, Inc.	9,100	231,959
Movado Group, Inc.	3,600	87,192
Nu Skin Enterprises, Inc. Cl. A	400	6,572
Office Depot, Inc. (a) (b)	5,400	80,082
PC Connection, Inc. (a)	1,900	23,921
The PEP Boys - Manny, Moe & Jack	1,400	15,302
Pier 1 Imports, Inc. (a)	10,100	69,185
Polo Ralph Lauren Corp.	3,200	193,888
PriceSmart, Inc.	1,300	36,998
RadioShack Corp. (b)	12,900	223,815
Regis Corp.	1,100	27,863
Rush Enterprises, Inc. Cl. A (a)	500	8,390
Sally Beauty Co., Inc. (a)	18,600	151,776
School Specialty, Inc. (a) (b)	1,800	58,428
Select Comfort Corp. (a) (b)	5,600	44,016
Sonic Automotive, Inc.	400	8,020
Stage Stores, Inc.	650	7,781
Systemax, Inc. (b)	3,500	48,370
Talbots, Inc. (b)	900	8,703
Wendy’s International, Inc.	3,600	87,912
West Marine, Inc. (a)	200	1,708
		6,328,849
Savings & Loans — 0.3%
Dime Community Bancshares	200	3,006
First Niagara Financial Group, Inc.	13,000	165,360
FirstFed Financial Corp. (a) (b)	2,900	121,655
KNBT Bancorp, Inc.	100	1,830
Provident New York Bancorp	200	2,760
TierOne Corp.	1,400	28,168
ViewPoint Financial Group	100	1,521
WSFS Financial Corp.	400	21,320
		345,620

21

Semiconductors — 6.5%
Actel Corp. (a)	2,100	25,011
Advanced Analogic Technologies, Inc. (a)	5,500	37,070
AMIS Holdings, Inc. (a)	11,900	86,989
Amkor Technology, Inc. (a)	27,300	208,572
Analog Devices, Inc.	7,900	224,044
Asyst Technologies, Inc. (a)	1,800	5,310
Atmel Corp. (a)	39,300	124,188
ATMI, Inc. (a)	7,200	189,360
AuthenTec, Inc. (a) (b)	300	3,735
Brooks Automation, Inc. (a)	18,500	227,365
Cabot Microelectronics Corp. (a) (b)	6,300	217,854
Cohu, Inc.	2,800	41,860
Credence Systems Corp. (a)	15,100	19,781
Day4 Energy, Inc.	11,000	55,263
DSP Group, Inc. (a)	100	1,145
Emcore Corp. (a) (b)	6,100	83,387
Emulex Corp. (a)	13,200	205,920
Entegris, Inc. (a)	27,400	210,980
Hittite Microwave Corp. (a)	300	11,946
Integrated Device Technology, Inc. (a)	19,300	143,785
Intellon Corp. (a)	2,300	12,604
Intersil Corp. Cl. A	9,500	218,785
IXYS Corp. (a)	300	2,253
KLA-Tencor Corp.	5,600	233,968
Kulicke & Soffa Industries, Inc. (a)	8,700	46,893
Lam Research Corp. (a)	5,100	195,789
Linear Technology Corp. (b)	8,800	243,496
LTX Corp. (a)	3,000	8,100
Mattson Technology, Inc. (a)	8,200	46,740
Micrel, Inc.	23,500	143,350
Microtune, Inc. (a)	6,100	35,624
MIPS Technologies, Inc. (a)	2,300	10,235
MKS Instruments, Inc. (a)	13,000	241,800
Monolithic Power Systems, Inc. (a)	4,200	65,688
National Semiconductor Corp.	11,000	202,730
Netlogic Microsystems, Inc. (a)	1,900	49,400
Novellus Systems, Inc. (a)	8,600	204,336
ON Semiconductor Corp. (a)	24,500	158,760
Pericom Semiconductor Corp. (a)	3,900	52,884
Photronics, Inc. (a)	800	9,752
PMC-Sierra, Inc. (a)	40,500	189,945
QLogic Corp. (a)	23,900	341,770
Rambus, Inc. (a)	6,100	118,706
Rubicon Technology, Inc. (a)	3,200	75,680
Rudolph Technologies, Inc. (a)	4,000	41,000
Semtech Corp. (a)	15,900	203,043
Silicon Laboratories, Inc. (a)	4,100	128,084
SiRF Technology Holdings, Inc. (a) (b)	2,100	32,151
Skyworks Solutions, Inc. (a)	35,000	281,750
Standard Microsystems Corp. (a)	4,200	125,664
Supertex, Inc. (a)	1,900	37,468

22

Techwell, Inc. (a)	1,200	12,492
Teradyne, Inc. (a)	23,400	256,698
Tessera Technologies, Inc. (a)	2,800	109,676
TriQuint Semiconductor, Inc. (a)	8,200	38,868
Ultra Clean Holdings, Inc. (a)	2,200	21,538
Varian Semiconductor Equipment Associates, Inc. (a)	6,200	199,702
Veeco Instruments, Inc. (a)	3,600	50,976
Verigy Ltd. (a)	11,100	231,768
Volterra Semiconductor Corp. (a) (b)	2,800	25,704
Xilinx, Inc.	12,400	271,188
Zoran Corp. (a)	13,900	164,020
		7,264,643
Software — 7.6%
Activision, Inc. (a)	11,400	294,918
Actuate Corp. (a)	11,300	64,410
Acxiom Corp.	6,300	66,843
Advent Software, Inc. (a) (b)	4,800	216,768
American Reprographics Co. (a)	400	6,292
Ansys, Inc. (a)	5,400	188,514
Aspen Technology, Inc. (a)	21,700	304,885
Autodesk, Inc. (a)	6,900	283,935
BEA Systems, Inc. (a)	15,800	295,302
Blackbaud, Inc.	8,000	221,360
Blackboard, Inc. (a)	5,500	192,390
BMC Software, Inc. (a)	8,400	269,136
Broadridge Financial Solutions, Inc.	6,700	145,122
Citrix Systems, Inc. (a)	7,000	242,340
Cognos, Inc. (a)	3,600	208,800
Commvault Systems, Inc. (a)	4,900	91,238
Computer Programs & Systems, Inc.	400	8,220
Compuware Corp. (a)	25,200	214,200
Concur Technologies, Inc. (a)	7,300	255,938
CSG Systems International, Inc. (a)	6,800	86,768
Deltek, Inc. (a)	900	11,700
Digi International, Inc. (a)	600	7,026
DivX, Inc. (a) (b)	3,800	54,150
Double-Take Software, Inc. (a)	4,000	62,000
Eclipsys Corp. (a)	2,700	69,498
EPIQ Systems, Inc. (a)	3,050	44,988
Fair Isaac Corp.	6,500	165,750
FalconStor Software, Inc. (a)	7,600	67,032
Fidelity National Information Services, Inc.	900	38,205
Global Payments, Inc.	800	29,920
Informatica Corp. (a)	17,600	339,856
InnerWorkings, Inc. (a) (b)	2,200	30,470
Interactive Intelligence, Inc. (a)	3,700	60,606
Intuit, Inc. (a)	9,700	297,693
JDA Software Group, Inc. (a)	4,000	71,160
Lawson Software, Inc. (a)	29,300	254,617
ManTech International Corp. Cl. A (a)	6,900	282,210
MicroStrategy, Inc. Cl. A (a)	3,400	247,928
NAVTEQ Corp. (a)	900	66,510
Noah Education Holdings Ltd. ADR (China) (a)	3,260	21,679

23

Novell, Inc. (a)	32,500	206,700
Nuance Communications, Inc. (a) (b)	4,000	63,560
Omnicell, Inc. (a)	7,200	180,576
Omniture, Inc. (a) (b)	6,200	153,264
Open Text Corp. (a) (b)	7,200	222,336
Parametric Technology Corp. (a)	3,500	57,575
Phase Forward, Inc. (a)	7,900	136,275
Progress Software Corp. (a)	4,100	121,032
PROS Holdings, Inc. (a)	3,600	55,260
Quality Systems, Inc. (b)	600	18,234
Quest Software, Inc. (a) (b)	11,400	170,430
Red Hat, Inc. (a) (b)	11,400	212,952
Salesforce.com, Inc. (a)	3,700	193,436
SEI Investments Co.	300	8,310
Solera Holdings, Inc. (a)	300	6,837
Soundbite Communications, Inc. (a)	2,200	11,440
SPSS, Inc. (a)	3,300	109,065
Sybase, Inc. (a)	6,500	183,430
Synchronoss Technologies, Inc. (a) (b)	4,000	85,200
Taleo Corp. Cl. A (a)	3,500	73,955
THE9 Ltd. ADR (Cayman Islands) (a) (b)	3,000	54,450
THQ, Inc. (a)	2,900	52,229
Ultimate Software Group, Inc. (a)	2,700	73,035
Wind River Systems, Inc. (a)	13,100	109,909
		8,439,867
Telecommunications — 4.8%
ADC Telecommunications, Inc. (a)	19,600	289,884
ADTRAN, Inc.	11,200	233,072
Alaska Communications Systems Group, Inc.	6,200	87,048
Anixter International, Inc. (a)	400	28,024
Arris Group, Inc. (a)	1,853	16,288
Atheros Communications, Inc. (a)	2,100	57,351
Atlantic Tele-Network, Inc.	1,900	59,831
Cbeyond, Inc. (a)	7,000	236,180
Centennial Communications Corp. (a)	11,400	65,208
CenturyTel, Inc.	4,800	177,168
Ciena Corp. (a) (b)	600	16,278
Cincinnati Bell, Inc. (a)	69,800	270,824
CommScope, Inc. (a)	3,855	170,969
Comtech Telecommunications (a) (b)	7,100	318,080
Consolidated Communications Holdings, Inc.	2,607	40,773
CPI International, Inc. (a)	800	10,352
Embarq Corp.	5,800	262,740
EMS Technologies, Inc. (a)	2,900	79,692
Extreme Networks, Inc. (a)	18,100	62,445
Fairpoint Communications, Inc.	800	8,496
Foundry Networks, Inc. (a)	13,300	183,540
GeoEye, Inc. (a)	2,900	101,384
Globecomm Systems Inc. (a)	800	7,496
Harmonic, Inc. (a)	13,700	149,604
Hypercom Corp. (a)	300	1,053
InterDigital, Inc. (a)	6,200	125,302
Iowa Telecommunications Services, Inc.	3,200	49,344

24

Ixia (a)	3,900	28,860
Loral Space & Communications (a)	500	13,290
Mastec, Inc. (a)	5,900	49,265
Netgear, Inc. (a)	1,700	45,322
Network Equipment Technologies, Inc. (a)	6,600	49,104
NeuStar, Inc. Cl. A (a)	5,700	169,347
Novatel Wireless, Inc. (a)	4,500	72,000
NTELOS Holdings Corp.	8,300	176,624
PAETEC Holding Corp. (a)	2,000	19,020
Plantronics, Inc.	9,900	189,090
Premiere Global Services, Inc. (a)	20,300	247,457
Qwest Communications International, Inc. (b)	10,700	62,916
RF Micro Devices, Inc. (a)	48,400	156,332
Rural Cellular Corp. Cl. A (a)	800	35,320
Shenandoah Telecom Co.	200	3,654
ShoreTel, Inc. (a)	4,000	20,360
Switch & Data Facilities Co., Inc. (a)	700	7,700
Syniverse Holdings, Inc. (a)	15,900	251,061
Telephone and Data Systems, Inc.	4,000	210,960
Tellabs, Inc. (a)	19,400	132,308
Time Warner Telecom, Inc. Cl. A (a)	1,600	27,968
USA Mobility, Inc. (a)	900	10,809
UTStarcom, Inc. (a) (b)	2,200	6,094
Viasat, Inc. (a)	5,500	114,235
Vonage Holdings Corp. (a)	800	1,592
Windstream Corp.	8,700	101,007
		5,310,121
Textiles — 0.1%
Mohawk Industries, Inc. (a)	1,100	87,912

Toys, Games & Hobbies — 0.3%
JAKKS Pacific, Inc. (a) (b)	3,700	87,172
Marvel Entertainment, Inc. (a) (b)	7,600	214,320
RC2 Corp. (a)	2,200	41,316
		342,808
Transportation — 0.7%
ABX Holdings Inc. (a)	4,000	14,200
Atlas Air Worldwide Holdings, Inc. (a)	2,900	144,826
CAI International, Inc. (a)	3,600	34,632
Excel Maritime Carriers Ltd. (b)	3,900	148,434
Gulfmark Offshore, Inc. (a) (b)	4,400	184,008
Hub Group, Inc. Cl. A (a)	1,400	40,782
Knightsbridge Tankers Ltd.	300	7,875
Landstar System, Inc.	2,100	105,063
Pacer International, Inc.	4,000	68,520
TBS International Ltd. (a) (b)	800	26,648
		774,988
Water Companies — 0.1%
Cascal NV (a)	6,100	74,054

TOTAL EQUITIES
(Cost $121,604,434)		109,769,576

25

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Mining
Redcorp Ventures, Ltd. Warrants, Expires 7/10/2009, Strike 0.65	44,800	1,800

TOTAL WARRANTS (Cost $0)		1,800

TOTAL LONG TERM INVESTMENTS (Cost $121,604,434)		109,771,376

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 19.9%
Cash Equivalents — 18.8% (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	141,848	141,848
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	189,131	189,131
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	378,261	378,261
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	472,826	472,826
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	378,261	378,261
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	661,957	661,957
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	378,261	378,261
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	283,696	283,696
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	236,413	236,413
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	283,696	283,696
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	283,696	283,696
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	472,826	472,826
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	378,261	378,261
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	1,602,882	1,602,882
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	378,261	378,261
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	425,544	425,544

26

Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	283,696	283,696
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	283,696	283,696
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	472,826	472,826
General Electric Capital Corp.
3.888%	03/20/2008	418,852	418,852
General Electric Capital Corp.
4.004%	02/15/2008	280,342	280,342
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	378,261	378,261
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	236,413	236,413
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	472,826	472,826
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	472,826	472,826
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	472,826	472,826
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	236,413	236,413
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	472,826	472,826
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	189,131	189,131
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	378,261	378,261
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	283,696	283,696
Reserve Primary Money Market Fund (c)
		988,461	988,461
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	1,659,621	1,659,621
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	472,826	472,826
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	236,413	236,413
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	330,978	330,978
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	378,261	378,261
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	330,978	330,978
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	425,544	425,544
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	1,548,052	1,548,052
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	520,110	520,110
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	378,261	378,261

27

Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	472,826	472,826
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	472,827	472,827
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	378,262	378,262
			20,872,131
Repurchase Agreements — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (e)
		1,259,783	1,259,783

TOTAL SHORT-TERM INVESTMENTS (Cost $22,131,914)			22,131,914

TOTAL INVESTMENTS — 118.7% (Cost $143,736,348) (f)			$131,903,290

Other Assets/(Liabilities) — (18.7%)			(20,801,656)

NET ASSETS — 100.0%			$111,101,634

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,259,839. Collateralized by a U.S. Government Agency obligation with a rate of 4.586%, maturity date of 1/15/2036, and an aggregate market value, including accrued interest, of $1,287,151.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

28

MassMutual Premier Small Company Opportunities Fund — Portfolio of
Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.5%
COMMON STOCK — 98.5%
Advertising — 0.2%
Gaiam, Inc. Cl. A (a) (b)	10,200	248,574
Getty Images, Inc. (a)	11,900	297,500
Greenfield Online, Inc. (a)	11,500	147,890
Harte-Hanks, Inc.	1,700	27,234
ValueVision Media, Inc. Cl. A (a)	3,400	21,352
		742,550
Aerospace & Defense — 1.0%
Aerovironment, Inc. (a)	4,100	94,341
Alliant Techsystems, Inc. (a)	200	21,170
BE Aerospace, Inc. (a)	1,000	38,610
Curtiss-Wright Corp. (b)	18,000	750,600
DRS Technologies, Inc.	16,600	890,922
Ducommun, Inc. (a)	5,300	167,480
Esterline Technologies Corp. (a)	5,400	251,586
HEICO Corp. (b)	6,200	275,962
Kaman Corp.	1,318	38,934
Orbital Sciences Corp. (a)	13,361	311,311
Teledyne Technologies, Inc. (a)	1,300	67,119
TransDigm Group, Inc. (a)	1,000	41,380
Triumph Group, Inc.	600	32,400
		2,981,815
Agriculture — 0.5%
Agria Corp., Sponsored ADR (Cayman Islands) (a)	4,300	33,411
Alliance One International, Inc. (a)	11,500	43,355
Universal Corp. (b)	15,500	772,055
UST, Inc.	7,100	368,916
Vector Group Ltd.	19,295	356,957
		1,574,694
Airlines — 1.4%
Allegiant Travel Co. (a)	3,400	106,352
AMR Corp. (a)	40,700	567,358
Continental Airlines, Inc. Cl. B (a)	26,000	707,460
Copa Holdings SA Cl. A (b)	9,000	351,270
Delta Air Lines, Inc. (a)	11,400	191,862
Northwest Airlines Corp. (a)	35,000	654,850
Pinnacle Airlines Corp. (a) (b)	12,300	165,312
Republic Airways Holdings, Inc. (a)	17,300	345,308
SkyWest, Inc.	6,700	174,334
UAL Corp.	13,100	497,145
US Airways Group, Inc. (a) (b)	30,300	418,443
		4,179,694
Apparel — 1.0%
Cherokee, Inc. (b)	1,940	65,553
Deckers Outdoor Corp. (a) (b)	4,100	497,084
Kellwood Co.	6,708	134,026

1

Maidenform Brands, Inc. (a)	600	7,440
Perry Ellis International, Inc. (a)	4,000	70,200
Polo Ralph Lauren Corp.	8,700	527,133
Steven Madden Ltd. (a)	8,390	143,217
The Warnaco Group, Inc. (a) (b)	23,700	850,593
Wolverine World Wide, Inc.	31,304	792,304
		3,087,550
Automotive & Parts — 1.4%
Accuride Corp. (a)	3,600	22,572
Aftermarket Technology Corp. (a)	10,036	255,015
American Axle & Manufacturing Holdings, Inc.	35,200	765,600
Amerigon, Inc. (a)	11,000	188,320
BorgWarner, Inc.	1,500	75,915
Cooper Tire & Rubber Co.	42,700	728,889
Fuel Systems Solutions, Inc. (a)	1,662	21,041
The Goodyear Tire & Rubber Co. (a)	22,900	576,393
Hayes Lemmerz International, Inc. (a)	11,100	39,072
Lear Corp. (a)	22,287	654,346
Tenneco, Inc. (a)	31,048	821,841
Titan International, Inc.	4,500	128,205
TRW Automotive Holdings Corp. (a)	4,100	94,013
		4,371,222
Banks — 0.3%
Amcore Financial, Inc.	1,300	28,821
Bancfirst Corp.	300	13,509
Capital City Bank Group, Inc. (b)	100	2,921
Cascade Bancorp	2,700	34,830
City Holding Co.	3,675	141,193
Columbia Banking Systems, Inc.	2,400	61,704
Encore Bancshares, Inc. (a)	3,200	60,832
Independent Bank Corp.	1,100	31,944
NBT Bancorp, Inc.	4,100	92,578
Porter Bancorp, Inc.	900	16,929
Southwest Bancorp, Inc.	500	8,795
Sterling Bancorp	500	7,155
Sterling Financial Corp.	1,000	15,450
SVB Financial Group (a) (b)	4,700	227,480
WesBanco, Inc.	5,000	137,300
		881,441
Beverages — 0.2%
Boston Beer Co., Inc. Cl. A (a)	1,736	61,697
Green Mountain Coffee Roasters, Inc. (a)	9,800	377,496
Hansen Natural Corp. (a) (b)	3,200	123,392
Molson Coors Brewing Co. Cl. B	1,100	49,137
		611,722
Biotechnology — 0.8%
Acorda Therapeutics, Inc. (a)	600	15,216
Alexion Pharmaceuticals, Inc. (a) (b)	2,000	130,640
American Oriental Bioengineering, Inc. (a) (b)	44,800	437,696
Bio-Rad Laboratories, Inc. Cl. A (a)	457	43,511

2

Celera Genomics Group - Applera Corp. (a)	5,100	78,132
Enzon Pharmaceuticals, Inc. (a) (b)	4,400	36,828
Halozyme Therapeutics, Inc. (a) (b)	9,100	50,141
Illumina, Inc. (a) (b)	1,900	121,030
Invitrogen Corp. (a)	7,800	668,226
Martek Biosciences Corp. (a) (b)	7,400	210,900
Millennium Pharmaceuticals, Inc. (a)	3,800	57,646
Nektar Therapeutics (a) (b)	2,200	15,686
Regeneration Technologies, Inc. (a)	3,100	24,800
Regeneron Pharmaceuticals, Inc. (a)	7,200	146,016
Savient Pharmaceuticals, Inc. (a) (b)	4,700	90,945
Seattle Genetics, Inc. (a) (b)	14,400	131,904
XOMA Ltd. (a) (b)	33,900	91,530
		2,350,847
Building Materials — 0.8%
Aaon, Inc.	2,350	41,830
Apogee Enterprises, Inc.	9,400	164,030
Builders FirstSource, Inc. (a) (b)	2,900	23,200
Comfort Systems USA, Inc.	16,088	197,400
Drew Industries, Inc. (a)	15,400	417,186
Goodman Global, Inc. (a) (b)	13,000	326,430
Lennox International, Inc.	16,000	594,560
LSI Industries, Inc.	11,600	142,448
Simpson Manufacturing Co., Inc. (b)	5,700	157,035
USG Corp. (a) (b)	6,900	252,540
		2,316,659
Chemicals — 3.2%
American Vanguard Corp. (b)	700	10,696
Arch Chemicals, Inc.	17,039	573,703
Ashland, Inc.	8,100	368,793
Cabot Corp.	7,500	222,975
Celanese Corp. Cl. A	16,600	617,188
CF Industries Holdings, Inc.	8,400	898,212
Eastman Chemical Co.	5,300	350,171
Ferro Corp.	15,000	265,200
W.R. Grace & Co. (a) (b)	30,953	700,157
H.B. Fuller Co.	30,200	626,952
ICO, Inc. (a)	12,942	125,408
Innophos Holdings, Inc.	5,300	65,773
Innospec, Inc.	8,300	130,891
Landec Corp. (a)	13,800	128,616
Minerals Technologies, Inc.	900	48,960
NewMarket Corp.	1,200	64,656
Nova Chemicals Corp.	2,500	71,575
NuCo2, Inc. (a)	2,200	62,062
Olin Corp.	22,300	456,927
OM Group, Inc. (a)	15,750	903,735
PolyOne Corp. (a)	228	1,404
Rockwood Holdings, Inc. (a)	5,300	155,608
Schulman (A.), Inc.	6,572	134,003
Sensient Technologies Corp.	27,488	730,081
The Sherwin-Williams Co.	2,300	131,583

3

Sigma-Aldrich Corp.	600	29,796
Spartech Corp.	5,308	78,187
Stepan Co.	2,200	65,780
Terra Industries, Inc. (a) (b)	19,700	887,879
Tronox, Inc. Cl. A	1,559	11,381
UAP Holding Corp.	17,305	663,474
Valhi, Inc.	200	3,300
Zep, Inc.	10,042	165,894
		9,751,020
Coal — 1.2%
Alpha Natural Resources, Inc. (a)	36,400	1,217,944
Foundation Coal Holdings, Inc.	20,200	1,056,460
Massey Energy Co.	31,600	1,174,888
Walter Industries, Inc. (b)	7,000	293,440
		3,742,732
Commercial Services — 7.3%
ABM Industries, Inc.	12,700	263,144
Administaff, Inc. (b)	18,129	544,051
Advance America Cash Advance Centers, Inc.	1,300	11,635
The Advisory Board Co. (a)	5,500	350,460
Albany Molecular Research, Inc. (a)	6,100	65,636
Alliance Data Systems Corp. (a) (b)	3,100	156,767
Apollo Group, Inc. Cl. A (a)	11,700	932,958
Avis Budget Group, Inc. (a)	6,300	84,105
Bankrate, Inc. (a) (b)	6,400	347,072
Barrett Business Svcs, Inc. (b)	100	1,792
BearingPoint, Inc. (a)	41,200	80,752
Bowne & Co., Inc.	13,500	166,050
Capella Education Co. (a) (b)	6,800	428,944
Career Education Corp. (a)	4,100	89,134
CBIZ, Inc. (a)	13,300	125,153
CDI Corp.	8,000	155,600
Chemed Corp.	17,800	911,894
ChoicePoint, Inc. (a)	15,000	499,350
Coinstar, Inc. (a)	17,500	538,125
Consolidated Graphics, Inc. (a)	4,278	215,226
Convergys Corp. (a)	18,893	293,030
Cornell Cos., Inc. (a)	8,400	168,000
The Corporate Executive Board Co.	6,800	391,340
CorVel Corp. (a)	200	4,950
CRA International, Inc. (a)	3,200	133,568
Deluxe Corp.	31,300	761,216
DeVry, Inc.	11,900	656,761
Diamond Management & Technology Consultants, Inc.	12,200	56,730
Dollar Thrifty Automotive Group, Inc. (a)	4,760	116,192
Donnelley (R.R.) & Sons Co.	5,200	181,428
DynCorp International, Inc. (a)	26,900	553,333
Emergency Medical Services Corp. Cl. A (a) (b)	14,200	436,934
Exlservice Holdings, Inc. (a)	600	11,388
Exponent, Inc. (a)	7,500	231,000
Forrester Research, Inc. (a)	400	9,600

4

FTI Consulting, Inc. (a)	700	38,717
Gartner Group, Inc. (a)	27,410	407,038
Global Cash Access Holdings, Inc. (a) (b)	2,200	13,200
Healthspring, Inc. (a)	37,400	773,806
Heartland Payment Systems, Inc. (b)	22,500	546,300
Heidrick & Struggles International, Inc.	11,209	308,023
Hewitt Associates, Inc. Cl. A (a)	17,500	650,475
HMS Holdings Corp. (a)	3,200	101,120
Hudson Highland Group, Inc. (a)	10,500	71,505
ICF International, Inc. (a)	6,000	155,460
Integrated Electrical Services, Inc. (a)	7,100	96,063
Interactive Data Corp.	800	23,160
ITT Educational Services, Inc. (a)	6,885	628,945
K12, Inc. (a)	1,800	41,400
Kendle International, Inc. (a)	5,400	228,906
Korn/Ferry International (a)	34,476	554,719
Landauer, Inc.	2,300	109,480
Learning Tree International, Inc. (a)	900	16,209
LECG Corp. (a)	700	5,943
Manpower, Inc.	1,980	111,395
Maximus, Inc. (b)	16,400	578,592
Midas, Inc. (a)	1,200	21,120
Monro Muffler, Inc.	650	12,025
MPS Group, Inc. (a)	37,069	372,543
Net 1 UEPS Technologies, Inc. (a)	5,100	146,268
PAREXEL International Corp. (a)	14,600	794,386
PharmaNet Development Group, Inc. (a)	8,100	330,156
PHH Corp. (a)	5,411	101,673
Premier Exhibitions, Inc. (a) (b)	15,100	91,808
Pre-Paid Legal Services, Inc. (a) (b)	4,600	255,530
Providence Service Corp. (The) (a)	3,100	91,543
Rent-A-Center, Inc. (a)	7,618	130,268
Resources Connection, Inc.	15,500	324,415
Robert Half International, Inc.	19,300	536,154
Rollins, Inc.	29,050	516,799
SAIC, Inc. (a)	13,000	245,700
Service Corp. International	6,300	75,789
Sotheby’s	1,997	62,047
Spherion Corp. (a)	27,608	184,421
Steiner Leisure Ltd. (a)	5,601	208,301
Stewart Enterprises, Inc. Cl. A	4,417	31,449
Strayer Education, Inc.	1,540	265,773
Team, Inc. (a)	5,500	165,275
TeleTech Holdings, Inc. (a)	22,700	447,871
TrueBlue, Inc. (a)	36,479	520,555
United Rentals, Inc. (a)	3,400	62,050
Viad Corp.	16,693	446,538
Volt Information Sciences, Inc. (a)	2,285	42,661
Watson Wyatt Worldwide, Inc. Cl. A	4,993	245,406
Weight Watchers International, Inc.	3,000	127,800
Wright Express Corp. (a)	600	17,964
		22,308,062

5

Computers — 4.5%
Affiliated Computer Services, Inc. Cl. A (a)	14,800	721,500
Ansoft Corp. (a)	8,239	174,996
Brocade Communications Systems, Inc. (a)	84,000	578,760
CACI International, Inc. Cl. A (a)	11,800	514,362
Cadence Design Systems, Inc. (a)	40,117	407,188
Ciber, Inc. (a)	19,545	94,207
Computer Sciences Corp. (a)	15,400	651,728
COMSYS IT Partners, Inc. (a)	10,300	110,725
Comtech Group, Inc. (a)	9,700	104,372
Diebold, Inc.	1,300	33,644
DST Systems, Inc. (a)	8,200	586,300
Electronic Data Systems Corp.	41,900	842,190
Electronics for Imaging, Inc. (a)	20,700	305,532
Hutchinson Technology, Inc. (a)	100	1,577
InterVoice, Inc. (a)	11,800	76,700
Iomega Corp. (a)	16,100	44,114
Jack Henry & Associates, Inc. (b)	31,800	781,644
Lexmark International, Inc. Cl. A (a)	17,100	619,191
Magma Design Automation, Inc. (a)	2,800	31,920
Manhattan Associates, Inc. (a)	9,100	225,589
Mercury Computer Systems, Inc. (a)	2,800	23,240
MICROS Systems, Inc. (a)	8,688	535,007
MTS Systems Corp.	6,253	210,163
NCR Corp. (a)	24,700	530,556
Netscout Systems, Inc. (a)	5,500	53,955
Network Appliance, Inc. (a)	31,400	729,108
Palm, Inc. (b)	39,500	214,090
Perot Systems Corp. Cl. A (a)	500	6,070
Quantum Corp. (a)	9,500	21,850
Radiant Systems, Inc. (a)	14,200	172,672
RadiSys Corp. (a)	700	9,513
Sigma Designs, Inc. (a) (b)	13,600	614,992
Silicon Storage Technology, Inc. (a)	12,600	35,784
Smart Modular Technologies (a)	11,700	96,525
SRA International, Inc. Cl. A (a)	12,200	334,646
Stratasys, Inc. (a)	9,000	198,900
SYKES Enterprises, Inc. (a)	12,657	199,854
Synaptics, Inc. (a)	16,000	424,000
Synopsys, Inc. (a)	24,800	546,096
Syntel, Inc. (b)	12,200	361,486
Teradata Corp. (a)	10,800	257,256
Tyler Technologies, Inc. (a)	16,300	218,094
Unisys Corp. (a)	55,900	232,544
Western Digital Corp. (a)	28,600	756,470
		13,689,110
Consumer Services — 0.0%
Core-Mark Holding Co., Inc. (a)	1,700	43,877

Cosmetics & Personal Care — 0.1%
Chattem, Inc. (a)	1,200	92,064
Elizabeth Arden, Inc. (a) (b)	7,300	146,365
The Estee Lauder Cos., Inc. Cl. A	2,200	92,840
		331,269

6

Distribution & Wholesale — 0.2%
MWI Veterinary Supply, Inc. (a)	600	22,938
Owens & Minor, Inc.	600	24,792
Tech Data Corp. (a)	14,900	512,262
		559,992
Diversified Financial — 1.8%
Advanta Corp. Cl. B	28,692	286,633
AmeriCredit Corp. (a) (b)	21,723	289,133
Asset Acceptance Capital Corp. (b)	11,000	106,150
Asta Funding, Inc. (b)	186	3,882
Calamos Asset Management, Inc. Cl. A	9,200	200,744
CIT Group, Inc.	20,400	570,384
Discover Financial Services	17,500	306,250
FCStone Group, Inc. (a)	2,800	124,180
Federal Agricultural Mortgage Corp. Cl. C	2,682	73,809
Financial Federal Corp.	3,500	84,140
GAMCO Investors, Inc. Cl. A	6,600	391,446
GFI Group, Inc. (a)	3,000	264,630
Greenhill & Co., Inc. (b)	600	40,518
Invesco Ltd.	2,400	65,328
Investment Technology Group, Inc. (a)	2,300	108,031
Janus Capital Group, Inc. (b)	22,511	608,022
Knight Capital Group, Inc. Cl. A (a)	5,000	83,750
MarketAxess Holdings, Inc. (a)	10,900	103,005
The NASDAQ Stock Market, Inc. (a)	1,300	60,151
optionsXpress Holdings, Inc. (b)	26,100	707,832
Portfolio Recovery Associates, Inc. (b)	8,200	298,152
Student Loan Corp.	200	23,684
SWS Group, Inc.	11,146	171,091
TD Ameritrade Holding Corp. (a)	3,500	65,660
TradeStation Group, Inc. (a)	15,500	168,950
US Global Investors, Inc. Cl. A	9,300	158,844
Waddell & Reed Financial, Inc. Cl. A (b)	4,600	152,628
World Acceptance Corp. (a) (b)	4,200	125,748
		5,642,775
Electric — 0.4%
Avista Corp.	4,000	80,600
Black Hills Corp. (b)	3,000	116,220
El Paso Electric Co. (a)	16,800	393,624
Energy East Corp.	3,900	98,475
Otter Tail Corp.	4,200	136,794
Pike Electric Corp. (a)	7,800	129,090
Reliant Energy, Inc. (a)	6,100	129,747
Unisource Energy Corp.	8,400	246,792
		1,331,342
Electrical Components & Equipment — 0.9%
Advanced Energy Industries, Inc. (a)	29,376	317,555
Belden, Inc. (b)	6,759	285,906
Encore Wire Corp. (b)	7,800	130,104
Energizer Holdings, Inc. (a)	2,736	256,144

7

Graftech International Ltd. (a)	63,800	960,190
Littelfuse, Inc. (a)	12,169	369,816
Orion Energy Systems, Inc. (a)	2,100	27,447
Powell Industries, Inc. (a)	2,800	111,160
Power-One, Inc. (a)	1,300	2,977
Superior Essex, Inc. (a)	5,700	137,085
Vicor Corp.	5,801	71,410
		2,669,794
Electrical Equipment & Electronics — 0.0%
Houston Wire & Cable Co. (b)	2,000	29,460

Electronics — 4.1%
American Science & Engineering, Inc. (b)	3,800	202,008
Amphenol Corp. Cl. A	1,100	43,934
Analogic Corp.	7,900	466,574
Applera Corp. - Applied Biosystems Group	6,200	195,486
Arrow Electronics, Inc. (a)	17,600	602,272
Avnet, Inc. (a)	18,900	673,029
Axsys Technologies, Inc. (a)	3,600	136,296
Badger Meter, Inc. (b)	5,900	223,020
Bel Fuse, Inc. Cl. A	5,400	169,398
Checkpoint Systems, Inc. (a)	26,900	639,144
CTS Corp.	15,013	159,138
Cubic Corp.	15,300	410,958
Cymer, Inc. (a)	23,648	638,732
Dionex Corp. (a)	10,200	715,020
Dolby Laboratories, Inc. Cl. A (a)	9,600	413,664
Electro Scientific Industries, Inc. (a)	7,800	128,232
Excel Technology, Inc. (a)	500	12,780
Faro Technologies, Inc. (a)	4,800	114,624
FEI Co. (a) (b)	30,000	679,800
FLIR Systems, Inc. (a)	7,400	224,072
Gentex Corp.	2,100	33,306
Lo-Jack Corp. (a)	4,700	57,998
Measurement Specialties, Inc. (a)	3,800	74,860
Methode Electronics, Inc.	16,900	204,828
Mettler-Toledo International, Inc. (a)	2,292	227,596
NAM TAI Electronics, Inc.	7,200	60,624
National Instruments Corp.	14,800	397,528
OSI Systems, Inc. (a)	800	18,664
Park Electrochemical Corp.	8,700	206,016
Plexus Corp. (a)	2,700	60,993
Rofin-Sinar Technologies, Inc. (a)	27,898	1,185,944
Sanmina-SCI Corp. (a)	138,600	217,602
Sonic Solutions, Inc. (a)	6,100	54,656
Technitrol, Inc.	8,100	183,546
Thomas & Betts Corp. (a)	10,800	488,700
TTM Technologies, Inc. (a)	900	9,153
Varian, Inc. (a)	18,900	1,025,325
Woodward Governor Co.	17,387	1,091,556
		12,447,076

8

Energy - Alternate Sources — 0.1%
Can Hydro Developers Inc. (a)	31,300	164,795
FuelCell Energy, Inc. (a) (b)	3,000	25,230
Plug Power, Inc. (a)	2,100	5,754
		195,779
Engineering & Construction — 1.1%
Dycom Industries, Inc. (a)	29,300	692,066
Emcor Group, Inc. (a)	17,016	373,161
ENGlobal Corp. (a)	2,700	26,028
Foster Wheeler Ltd. (a)	1,000	68,470
KBR, Inc. (a)	1,000	31,590
Layne Christensen Co. (a)	10,000	369,000
McDermott International, Inc. (a)	3,100	146,258
Michael Baker Corp. (a)	5,400	184,842
Perini Corp. (a)	18,000	629,100
The Shaw Group, Inc. (a)	10,600	598,900
Stanley, Inc. (a)	3,600	100,368
URS Corp. (a)	1,590	69,801
VSE Corp.	200	5,534
		3,295,118
Entertainment — 0.2%
Bally Technologies, Inc. (a)	8,500	404,940
Vail Resorts, Inc. (a) (b)	1,400	66,276
Warner Music Group Corp. (b)	32,100	255,195
		726,411
Environmental Controls — 1.0%
Allied Waste Industries, Inc. (a)	3,100	30,535
American Ecology Corp.	4,200	96,096
Calgon Carbon Corp. (a) (b)	17,300	266,074
Casella Waste Systems, Inc. Cl. A (a)	4,600	55,798
Darling International, Inc. (a)	32,800	380,480
EnergySolutions, Inc. (a)	10,500	236,250
Fuel Tech, Inc. (a) (b)	800	15,232
Metal Management, Inc.	19,453	966,425
Mine Safety Appliances Co.	400	17,852
Republic Services, Inc.	800	24,000
TETRA Technologies, Inc. (a) (b)	14,716	289,758
Waste Connections, Inc. (a)	23,200	676,512
Waste Industries USA, Inc.	2,100	75,957
		3,130,969
Foods — 0.9%
Arden Group, Inc. Cl. A	582	81,183
Cal-Maine Foods, Inc. (b)	8,700	250,821
Chiquita Brands International, Inc. (a) (b)	10,200	190,536
ConAgra Foods, Inc.	1,300	27,989
Corn Products International, Inc.	600	20,280
Flowers Foods, Inc.	40,741	977,784
Fresh Del Monte Produce, Inc. (a)	2,600	83,304
Hormel Foods Corp.	1,400	54,236
Imperial Sugar Co. (b)	6,500	142,870
Ingles Markets, Inc. Cl. A	7,340	170,949

9

Nash Finch Co.	6,000	214,080
Performance Food Group Co. (a)	11,402	360,645
Sara Lee Corp.	2,100	29,526
SuperValu, Inc.	3,500	105,210
		2,709,413
Forest Products & Paper — 0.7%
AbitibiBowater, Inc. (b)	3,460	85,704
Buckeye Technologies, Inc. (a)	14,200	186,730
Glatfelter	2,500	36,150
Rock-Tenn Co. Cl. A	30,109	860,816
Schweitzer-Mauduit International, Inc.	5,600	133,504
United Stationers, Inc. (a)	11,160	616,702
Wausau Paper Corp.	10,600	94,870
		2,014,476
Gas — 0.6%
New Jersey Resources Corp.	5,900	276,651
Northwest Natural Gas Co.	15,800	747,972
Southwest Gas Corp.	2,357	67,292
Vectren Corp.	3,500	96,075
WGL Holdings, Inc.	22,300	718,952
		1,906,942
Hand & Machine Tools — 0.6%
The Black & Decker Corp.	9,100	660,114
Hardinge, Inc.	2,000	34,100
Kennametal, Inc.	1,700	52,071
Regal-Beloit Corp.	9,200	348,864
The Stanley Works	13,600	698,496
		1,793,645
Health Care - Products — 1.8%
Abaxis, Inc. (a)	6,400	208,320
Align Technology, Inc. (a) (b)	8,800	103,664
ArthoCare Corp. (a) (b)	3,600	144,108
Bruker BioSciences Corp. (a)	1,200	12,300
Cepheid, Inc. (a) (b)	1,000	30,540
CONMED Corp. (a)	11,600	281,880
Cynosure, Inc. Cl. A (a)	5,500	136,565
Datascope Corp.	4,500	145,890
Dentsply International, Inc.	300	12,393
Hansen Medical, Inc. (a) (b)	2,400	42,912
Hologic, Inc. (a)	6,400	411,904
Immucor, Inc. (a)	2,316	66,793
Intuitive Surgical, Inc. (a) (b)	3,100	787,400
Invacare Corp.	4,300	104,662
Inverness Medical Innovations, Inc. (a)	4,065	183,128
IRIS International, Inc. (a)	5,000	89,700
Kinetic Concepts, Inc. (a)	8,800	438,064
LCA-Vision, Inc. (b)	9,391	155,045
Meridian Bioscience, Inc.	21,436	673,305
Merit Medical Systems, Inc. (a)	600	9,648
OraSure Technologies, Inc. (a)	2,900	22,939

10

PSS World Medical, Inc. (a)	1,699	29,376
Quidel Corp. (a)	12,800	201,856
Somanetics Corp. (a)	700	18,760
SonoSite, Inc. (a) (b)	3,800	132,354
Steris Corp.	31,100	770,658
Trans1, Inc. (a)	700	10,213
Ventana Medical Systems, Inc. (a)	2,500	222,625
		5,447,002
Health Care - Services — 2.7%
Air Methods Corp. (a)	5,085	233,300
Alliance Imaging, Inc. (a)	18,300	194,529
American Dental Partners, Inc. (a)	652	5,764
AMERIGROUP Corp. (a) (b)	24,300	911,736
AmSurg Corp. (a)	3,100	79,856
Apria Healthcare Group, Inc. (a) (b)	34,500	732,090
Centene Corp. (a)	29,900	715,806
Coventry Health Care, Inc. (a)	13,500	763,830
Health Net, Inc. (a)	13,800	641,562
Humana, Inc. (a)	10,027	805,168
Kindred Healthcare, Inc. (a)	12,600	347,004
Lincare Holdings, Inc. (a)	14,400	481,104
Magellan Health Services, Inc. (a)	1,000	43,740
Medcath Corp. (a)	2,100	52,248
Molina Healthcare, Inc. (a) (b)	19,235	656,106
National Healthcare Corp. (b)	100	5,011
RehabCare Group, Inc. (a)	9,000	188,910
Res-Care, Inc. (a)	7,300	163,301
Sierra Health Services, Inc. (a)	1,000	42,980
Skilled Healthcare Group, Inc. Cl. A (a)	1,800	25,020
Tenet Healthcare Corp. (a)	227,300	1,006,939
WellCare Health Plans, Inc. (a)	5,476	257,317
		8,353,321
Holding Company - Diversified — 0.0%
Star Bulk Carriers Corp. (a)	6,800	78,064

Home Builders — 1.0%
Centex Corp.	1,000	27,780
Champion Enterprises, Inc. (a)	23,100	225,687
Fleetwood Enterprises, Inc. (a) (b)	21,100	98,748
KB Home	13,500	371,250
Lennar Corp. Cl. A	27,700	570,620
Monaco Coach Corp.	9,300	94,581
NVR, Inc. (a) (b)	1,200	757,800
Thor Industries, Inc. (b)	10,300	363,796
Toll Brothers, Inc. (a) (b)	18,300	426,024
Winnebago Industries, Inc. (b)	1,100	23,166
		2,959,452
Home Furnishing — 0.4%
Ethan Allen Interiors, Inc. (b)	4,100	126,895
Hooker Furniture Corp.	4,000	87,760
Kimball International, Inc. Cl. B	11,200	138,656

11

Tempur-Pedic International, Inc. (b)	32,305	640,285
Universal Electronics, Inc. (a)	7,100	169,051
Whirlpool Corp.	400	34,044
		1,196,691
Household Products — 1.5%
ACCO Brands Corp. (a)	11,700	158,535
American Greetings Corp. Cl. A	40,328	827,531
Blyth, Inc.	21,300	464,127
CSS Industries, Inc.	5,100	148,818
Ennis, Inc.	8,688	137,531
Fossil, Inc. (a) (b)	20,500	696,590
Helen of Troy Ltd. (a)	4,500	76,500
Russ Berrie and Co., Inc. (a)	200	2,886
The Scotts Miracle-Gro Co.	11,600	452,864
Tupperware Brands Corp.	35,800	1,324,600
WD-40 Co.	7,000	236,320
		4,526,302
Housewares — 0.2%
The Toro Co.	13,883	684,987

Insurance — 3.8%
Alfa Corp.	900	19,701
Alleghany Corp. (a)	100	37,800
Ambac Financial Group, Inc. (b)	7,200	84,384
American Physicians Capital, Inc.	5,400	223,128
Amerisafe, Inc. (a)	10,600	145,750
Amtrust Financial Services, Inc.	14,200	222,940
Argo Group International Holdings Ltd. (a)	5,965	243,611
Aspen Insurance Holdings Ltd.	3,200	90,304
Assurant, Inc.	12,200	791,658
Assured Guaranty Ltd.	6,800	160,888
W.R. Berkley Corp.	5,900	178,534
CNA Surety Corp. (a)	9,789	174,538
The Commerce Group, Inc.	8,299	300,009
Darwin Professional Underwriters, Inc. (a)	1,600	35,488
Delphi Financial Group, Inc. Cl. A	19,684	617,684
Donegal Group, Inc. Cl. A	357	6,173
EMC Insurance Group, Inc.	730	17,257
FBL Financial Group, Inc. Cl. A	9,000	296,550
Fidelity National Financial, Inc.	14,500	285,505
First American Corp.	14,500	631,475
FPIC Insurance Group, Inc. (a)	2,598	109,402
Hallmark Financial Services, Inc. (a)	3,800	49,438
Harleysville Group, Inc.	3,421	121,959
HCC Insurance Holdings, Inc.	2,800	78,008
Hilb, Rogal & Hobbs Co.	3,400	123,012
Horace Mann Educators Corp.	6,672	122,565
Infinity Property & Casualty Corp.	5,735	228,654
IPC Holdings Ltd.	7,500	192,975
Landamerica Financial Group, Inc. (b)	1,724	89,924
Max Capital Group Ltd.	26,000	738,140
MBIA, Inc. (b)	7,700	119,350

12

Meadowbrook Insurance Group, Inc. (a)	1,800	16,560
The Midland Co.	3,573	228,743
Montpelier Re Holdings Ltd.	7,300	125,122
National Interstate Corp.	2,500	70,975
National Western Life Insurance Co. Cl. A	200	37,558
Navigators Group, Inc. (a)	4,300	248,239
PartnerRe Ltd.	300	23,784
The Phoenix Companies, Inc.	28,593	309,662
Platinum Underwriters Holdings Ltd.	13,800	465,750
The PMI Group, Inc.	2,419	22,980
Presidential Life Corp.	200	3,668
ProAssurance Corp. (a) (b)	6,600	380,820
Procentury Corp.	4,300	63,081
RLI Corp.	12,790	721,356
Safeco Corp.	10,100	539,037
Safety Insurance Group, Inc.	154	6,009
SeaBright Insurance Holdings Ltd. (a)	8,030	117,961
Selective Insurance Group	8,544	204,287
StanCorp Financial Group, Inc.	3,900	191,919
Torchmark Corp.	7,700	470,162
Transatlantic Holdings, Inc.	1,400	95,480
United America Indemnity Ltd. Cl. A (a)	15,662	321,228
United Fire & Casualty Co.	3,900	130,182
Universal American Corp. (a)	4,000	83,720
Universal Insurance Holdings, Inc.	700	3,710
Zenith National Insurance Corp.	738	29,387
		11,448,184
Internet — 4.5%
1-800-Flowers.com, Inc. Cl. A (a)	16,800	131,208
Ariba, Inc. (a)	8,200	81,754
Art Technology Group, Inc. (a)	11,800	47,318
Asiainfo Holdings, Inc. (a)	21,000	183,960
Audible, Inc. (a)	6,300	71,946
Avocent Corp. (a)	9,600	159,360
Blue Coat Systems, Inc. (a)	22,800	612,636
Blue Nile, Inc. (a) (b)	8,100	447,525
Check Point Software Technologies Ltd. (a)	19,100	406,830
Chordiant Software, Inc. (a)	20,100	175,272
CMGI, Inc. (a)	18,690	241,101
CNET Networks, Inc. (a) (b)	8,100	63,909
Cogent Communications Group, Inc. (a)	18,600	380,742
CyberSources Corp. (a)	32,729	548,211
Digital River, Inc. (a) (b)	21,900	821,250
EarthLink, Inc. (a)	21,900	149,139
Equinix, Inc. (a) (b)	1,700	128,401
eResearch Technology, Inc. (a)	18,400	178,848
Expedia, Inc. (a)	22,000	506,440
F5 Networks, Inc. (a)	11,700	275,301
Global Sources Ltd. (a) (b)	17,750	235,187
i2 Technologies, Inc. (a) (b)	2,100	29,421
IAC/InterActiveCorp (a)	5,100	132,294
Ibasis, Inc.	100	560
Imergent, Inc. (b)	8,000	83,360

13

Internet Capital Group, Inc. (a)	100	947
Interwoven, Inc. (a)	11,655	147,669
j2 Global Communications, Inc. (a)	30,935	677,786
Keynote Systems, Inc. (a)	900	8,811
LoopNet, Inc. (a)	600	8,466
McAfee, Inc. (a)	18,500	622,710
Mercadolibre, Inc. (a)	400	14,812
Navisite, Inc. (a)	9,400	42,300
NetFlix, Inc. (a) (b)	30,000	754,500
NIC, Inc.	8,000	57,200
NutriSystem, Inc. (a) (b)	2,900	82,998
Overstock.com, Inc. (a) (b)	11,100	115,773
Priceline.com, Inc. (a) (b)	5,100	553,452
RightNow Technologies, Inc. (a)	8,500	86,955
S1 Corp. (a)	29,800	168,668
Sapient Corp. (a)	51,900	363,819
Secure Computing Corp. (a)	2,700	24,165
Shutterfly, Inc. (a) (b)	2,200	42,790
SonicWALL, Inc. (a)	28,865	253,435
Stamps.com, Inc. (a)	2,600	27,456
TheStreet.com, Inc.	14,066	156,133
TIBCO Software, Inc. (a)	61,900	460,536
Travelzoo, Inc. (a)	5,281	83,651
United Online, Inc.	64,947	725,458
Valueclick, Inc. (a)	32,800	716,024
Vasco Data Security International, Inc. (a)	1,500	28,455
VeriSign, Inc. (a)	23,700	803,904
Vignette Corp. (a)	10,578	148,832
Vocus, Inc. (a)	7,500	220,650
Websense, Inc. (a)	5,195	106,497
		13,596,825
Investment Companies — 0.0%
Pzena Investment Management, Inc. (b)	1,200	16,500

Iron & Steel — 1.3%
AK Steel Holding Corp. (a)	13,690	654,108
Carpenter Technology Corp.	9,200	567,088
Cleveland-Cliffs, Inc.	1,900	193,496
Esmark, Inc. (a) (b)	547	5,497
Olympic Steel, Inc.	700	23,653
Reliance Steel & Aluminum Co.	8,400	413,364
Schnitzer Steel Industries, Inc. Cl. A	9,908	561,387
Shiloh Industries, Inc. (a)	947	7,510
Steel Dynamics, Inc.	12,984	677,116
United States Steel Corp.	9,200	939,412
Universal Stainless & Alloy (a)	2,100	51,954
		4,094,585
Leisure Time — 0.7%
Ambassadors Group, Inc.	2,421	44,764
Brunswick Corp. (b)	22,000	417,780
Callaway Golf Co.	43,588	781,097
Polaris Industries, Inc. (b)	17,800	773,232
WMS Industries, Inc. (a)	6,800	254,320
		2,271,193

14

Lodging — 0.1%
Monarch Casino & Resort, Inc. (a)	7,482	159,890
Riviera Holdings Corp. (a)	300	6,780
Wyndham Worldwide Corp.	8,000	188,480
		355,150
Machinery - Construction & Mining — 0.2%
Astec Industries, Inc. (a)	10,556	325,864
Bucyrus International, Inc. Cl. A (b)	2,300	213,233
Joy Global, Inc.	400	25,220
		564,317
Machinery - Diversified — 1.9%
AGCO Corp. (a) (b)	3,100	186,682
Applied Industrial Technologies, Inc.	23,672	714,658
Briggs & Stratton Corp.	900	18,765
Cascade Corp.	1,200	61,944
Cognex Corp.	3,700	56,610
Columbus McKinnon Corp. (a)	7,600	194,332
Flowserve Corp.	1,000	82,120
Gardner Denver, Inc. (a)	24,000	778,560
Gerber Scientific, Inc. (a)	1,200	10,584
Gorman-Rupp Co.	3,150	86,467
Hurco Companies, Inc. (a)	4,300	157,251
Intevac, Inc. (a)	3,957	43,092
Kadant, Inc. (a)	6,900	182,367
Lindsay Corp.	1,200	73,224
Middleby Corp. (a) (b)	9,028	538,159
NACCO Industries, Inc. Cl. A	1,599	159,996
Robbins & Myers, Inc.	12,000	795,360
Rockwell Automation, Inc.	12,200	695,644
Sauer-Danfoss, Inc.	3,487	75,284
Tecumseh Products Co. Cl. A (a)	9,000	209,880
Tennant Co.	7,636	251,912
TurboChef Technologies, Inc. (a) (b)	3,400	34,850
Twin Disc, Inc.	3,000	45,420
Wabtec Corp.	739	25,414
Zebra Technologies Corp. Cl. A (a)	9,400	288,674
		5,767,249
Manufacturing — 2.0%
A.O. Smith Corp.	5,700	199,500
Actuant Corp. Cl. A	19,000	519,270
Acuity Brands, Inc. (b)	20,684	941,329
AptarGroup, Inc.	3,100	116,932
AZZ, Inc. (a)	700	23,639
Barnes Group, Inc.	15,000	399,750
Blount International, Inc. (a)	12,600	146,034
Ceradyne, Inc. (a)	15,100	727,065
Crane Co.	1,300	53,131
Eastman Kodak Co.	3,600	71,748

15

EnPro Industries, Inc. (a)	15,400	462,000
Freightcar America, Inc.	800	30,168
GenTek, Inc. (a) (b)	1,408	39,072
Harsco Corp.	500	28,460
Koppers Holdings, Inc.	9,600	321,216
LSB Industries, Inc. (a) (b)	4,600	126,822
Matthews International Corp. Cl. A	700	34,209
McCoy Corp.	24,300	66,900
Myers Industries, Inc.	7,865	92,414
Parker Hannifin Corp.	1,700	114,937
Raven Industries, Inc.	4,100	123,082
Reddy Ice Holdings, Inc. (b)	4,900	109,907
Roper Industries, Inc.	700	39,144
SPX Corp.	7,481	752,589
Sturm, Ruger & Co., Inc. (a)	9,200	82,524
Teleflex, Inc.	9,000	532,080
Tredegar Corp.	5,700	79,002
		6,232,924
Media — 0.8%
Acacia Research - Acacia Technologies (a)	11,389	84,848
Charter Communications, Inc. Cl. A (a) (b)	251,800	294,606
Cox Radio, Inc. Cl. A (a)	8,151	97,323
Cumulus Media, Inc. Cl. A (a) (b)	8,991	57,632
DG FastChannel, Inc. (a)	2,200	46,574
Entravision Communications Corp. Cl. A (a)	61,500	432,960
Gray Television, Inc.	100	758
Idearc, Inc.	8,700	141,462
Journal Communications, Inc. Cl. A	3,200	26,400
Lin TV Corp. Cl. A (a)	14,100	184,005
Mediacom Communications Corp. (a) (b)	4,600	22,816
Scholastic Corp. (a) (b)	19,900	681,973
Sinclair Broadcast Group, Inc. Cl. A (b)	47,702	429,318
		2,500,675
Medical Supplies — 0.0%
Orthofix International NV (a)	300	16,404

Metal Fabricate & Hardware — 1.2%
Ampco-Pittsburgh Corp.	5,603	217,228
Circor International, Inc.	5,900	250,337
Commercial Metals Co.	5,600	158,760
Dynamic Materials Corp.	400	21,432
Haynes International, Inc. (a)	1,300	57,434
LB Foster Co. Cl. A (a)	5,100	234,753
Mueller Industries, Inc.	17,997	503,916
Northwest Pipe Co. (a)	400	16,576
Quanex Corp. (b)	19,111	1,001,608
RBC Bearings, Inc. (a)	7,500	224,550
Sun Hydraulics Corp.	6,950	159,850
Valmont Industries, Inc.	1,693	141,704
Worthington Industries, Inc. (b)	39,600	649,044
		3,637,192

16

Mining — 1.0%
Amerigo Resources Ltd. CAD	74,300	179,918
Brush Engineered Materials, Inc. (a)	2,900	82,998
Century Aluminum Co. (a)	17,662	918,247
Compass Minerals International, Inc.	18,187	771,493
Farallon Resources Ltd. (a)	84,100	65,066
Hecla Mining Co. (a) (b)	94,500	878,850
Redcorp Ventures LGN CAD	338,800	91,913
Usec, Inc. (a) (b)	15,345	123,834
		3,112,319
Office Equipment/Supplies — 0.0%
Ikon Office Solutions, Inc. (b)	4,118	33,685

Office Furnishings — 0.8%
Herman Miller, Inc.	15,500	492,590
HNI Corp. (b)	11,000	370,260
Interface, Inc. Cl. A	35,192	561,664
Knoll, Inc.	42,264	564,647
Steelcase, Inc. Cl. A	31,737	486,528
		2,475,689
Oil & Gas — 1.4%
Arena Resources, Inc. (a)	900	32,013
Atwood Oceanics, Inc. (a)	2,100	174,489
Berry Petroleum Co. Cl. A	3,300	123,651
Bois d’Arc Energy, Inc. (a)	8,200	157,030
Comstock Resources, Inc. (a)	800	25,360
Continental Resources, Inc. (a)	1,500	37,365
Denbury Resources, Inc. (a)	3,600	91,080
ENSCO International, Inc.	851	43,503
Forest Oil Corp. (a)	600	27,132
Frontier Oil Corp.	1,000	35,270
Galleon Energy, Inc. Cl. A (a)	2,000	28,857
Grey Wolf, Inc. (a) (b)	64,400	383,824
Jura Energy Corp. (a)	58,700	22,707
Mariner Energy, Inc. (a)	23,100	578,886
Midnight Oil Exploration Ltd. (a)	20,500	21,628
Midnight Oil Exploration Ltd.	44,400	46,843
Noble Energy, Inc.	1,000	72,580
Paramount Resources Ltd. Cl. A (a)	1,800	26,803
Patterson-UTI Energy, Inc. (b)	1,700	33,286
Petrohawk Energy Corp. (a) (b)	26,800	422,100
PetroQuest Energy, Inc. (a)	1,300	16,796
Real Resources, Inc. (a)	7,000	88,621
Rosetta Resources, Inc. (a)	12,100	212,113
Stone Energy Corp. (a)	17,100	701,100
Tesoro Corp. (b)	16,392	640,108
TUSK Energy Corp. (a)	61,600	97,174
VAALCO Energy, Inc. (a)	2,600	11,700
W&T Offshore, Inc.	5,500	155,595
Warren Resources, Inc. (a)	1,000	12,720
Whiting Petroleum Corp. (a)	1,300	69,862
		4,390,196

17

Oil & Gas Services — 1.8%
Cameron International Corp. (a)	1,700	68,442
Dawson Geophysical Co. (a)	2,400	137,472
Dresser-Rand Group, Inc. (a)	15,300	485,010
Dril-Quip, Inc. (a)	8,000	388,320
Exterran Holdings, Inc. (a)	3,100	202,244
Global Industries Ltd. (a)	27,100	478,586
Gulf Island Fabrication, Inc.	4,500	112,590
Hornbeck Offshore Services, Inc. (a)	1,400	54,152
ION Geophysical Corp. (a)	4,400	54,560
Markwest Hydrocarbon, Inc.	1,200	75,084
Matrix Service Co. (a)	8,200	147,764
NATCO Group, Inc. Cl. A (a)	13,005	595,369
Newpark Resources, Inc. (a)	17,600	85,712
Oceaneering International, Inc. (a)	400	23,032
Oil States International, Inc. (a) (b)	22,800	799,368
SEACOR Holdings, Inc. (a)	6,100	538,020
Superior Energy Services, Inc. (a)	2,700	108,243
T-3 Energy Services, Inc. (a)	4,700	211,453
Technicoil Corp. (a)	99,200	49,837
Tidewater, Inc.	3,471	183,824
Willbros Group, Inc. (a) (b)	18,900	629,748
		5,428,830
Packaging & Containers — 0.7%
Crown Holdings, Inc. (a)	10,600	259,912
Graphic Packaging Corp. (a)	1,100	3,278
Greif, Inc. Cl. A	300	19,740
Owens-Illinois, Inc. (a)	17,300	871,920
Packaging Corp. of America	21,555	522,493
Silgan Holdings, Inc.	6,899	326,737
		2,004,080
Pharmaceuticals — 3.6%
Alnylam Pharmaceuticals, Inc. (a) (b)	11,200	336,448
AmerisourceBergen Corp.	16,000	746,400
Auxilium Pharmaceuticals, Inc. (a) (b)	4,000	136,800
BioMarin Pharmaceutical, Inc. (a)	800	29,648
BioScrip, Inc. (a)	4,500	34,920
Bradley Pharmaceuticals, Inc. (a)	6,200	123,318
Cubist Pharmaceuticals, Inc. (a)	34,500	586,155
Cypress Bioscience, Inc. (a)	500	4,195
CytRx Corp. (a) (b)	30,900	56,856
Durect Corp. (a)	4,600	23,414
Endo Pharmaceuticals Holdings, Inc. (a)	19,300	504,502
Forest Laboratories, Inc. (a)	25,000	994,250
Herbalife Ltd.	7,100	281,728
Isis Pharmaceuticals, Inc. (a) (b)	13,500	210,600
King Pharmaceuticals, Inc. (a)	73,190	767,763
K-V Pharmaceutical Co. Cl. A (a) (b)	10,800	280,584
Medicis Pharmaceutical Corp. Cl. A	28,800	584,928
NBTY, Inc. (a)	21,049	509,807
Noven Pharmaceuticals, Inc. (a)	4,200	56,406

18

Obagi Medical Products, Inc. (a)	11,500	171,120
Omnicare, Inc.	13,900	307,746
Onyx Pharmaceuticals, Inc. (a)	3,800	180,614
OSI Pharmaceuticals, Inc. (a)	23,100	921,228
Pain Therapeutics, Inc. (a) (b)	6,900	59,754
Par Pharmaceutical Cos., Inc. (a)	2,800	53,704
Perrigo Co.	11,200	345,408
PetMed Express, Inc. (a)	12,000	148,200
PharMerica Corp. (a) (b)	3,299	48,957
Pozen, Inc. (a) (b)	12,500	153,000
Salix Pharmaceuticals Ltd. (a) (b)	1,300	9,035
Sciele Pharma, Inc. (a) (b)	28,900	691,288
Sepracor, Inc. (a)	23,200	655,168
United Therapeutics Corp. (a)	400	33,592
Valeant Pharmaceuticals International (a)	20,900	236,588
VIVUS, Inc. (a) (b)	1,700	10,302
Xenoport, Inc. (a)	11,500	705,640
		11,000,066
Real Estate — 0.0%
W.P. Carey & Co. LLC	1,200	40,776

Real Estate Investment Trusts (REITS) — 3.0%
Acadia Realty Trust	1,000	25,050
Agree Realty Corp.	3,713	109,608
Alexander’s, Inc. (a)	100	35,010
Alexandria Real Estate Equities, Inc.	2,600	255,398
Arbor Realty Trust, Inc. (b)	2,900	51,533
Ashford Hospitality Trust	19,500	121,875
Associated Estates Realty Corp.	2,300	22,655
BioMed Realty Trust, Inc. (b)	600	13,848
Brandywine Realty Trust (b)	7,587	143,015
Capital Trust Cl. A (b)	3,000	86,070
CBL & Associates Properties, Inc.	6,490	172,504
Cedar Shopping Centers, Inc.	4,000	44,520
Colonial Properties Trust (b)	1,904	46,915
Corporate Office Properties Trust	3,300	105,699
DCT Industrial Trust, Inc.	100	947
DiamondRock Hospitality Co.	17,500	230,125
Digital Realty Trust, Inc. (b)	11,178	399,390
Dupont Fabros Technology	2,210	38,078
Eastgroup Properties	2,800	115,892
Entertainment Properties Trust	5,700	282,150
Equity Lifestyle Properties, Inc.	3,100	135,377
Equity One, Inc. (b)	8,611	203,306
FelCor Lodging Trust, Inc.	16,500	222,915
First Industrial Realty Trust, Inc. (b)	13,886	483,649
Glimcher Realty Trust	1,964	26,043
Gramercy Capital Corp. (b)	3,600	83,340
Hersha Hospitality Trust	4,100	36,859
Highwoods Properties, Inc.	8,500	254,405
Home Properties, Inc. (b)	2,500	119,975
Inland Real Estate Corp. (b)	18,000	240,840
Kite Realty Group Trust	5,000	65,800

19

LaSalle Hotel Properties	4,600	126,086
Lexington Realty Trust (b)	9,459	141,412
LTC Properties, Inc.	5,400	140,670
Medical Properties Trust, Inc. (b)	2,300	29,072
Mid-America Apartment Communities, Inc.	3,292	150,807
National Health Investors, Inc.	2,300	67,988
National Retail Properties, Inc. (b)	14,377	326,645
Nationwide Health Properties, Inc. (b)	22,878	722,030
Newcastle Investment Corp. (b)	7,000	87,500
Omega Healthcare Investors, Inc. (b)	13,400	221,100
Parkway Properties, Inc.	4,200	150,864
Pennsylvania (b)	9,500	253,175
PS Business Parks, Inc.	3,800	190,950
RAIT Financial Trust (b)	9,600	88,896
Ramco-Gershenson Properties Trust	4,000	89,200
Realty Income Corp. (b)	16,600	404,708
Redwood Trust, Inc. (b)	3,100	128,681
Resource Capital Corp.	800	7,760
Saul Centers, Inc. (b)	1,600	81,968
Senior Housing Properties Trust	19,192	429,709
Sovran Self Storage, Inc. (b)	2,300	91,126
Strategic Hotels & Resorts, Inc.	10,299	147,791
Sunstone Hotel Investors, Inc.	10,800	179,712
Tanger Factory Outlet Centers, Inc. (b)	8,925	335,312
Taubman Centers, Inc.	4,300	215,645
Washington (b)	5,100	160,446
		9,142,044
Retail — 5.3%
A.C. Moore Arts & Crafts, Inc. (a)	10,300	123,394
Abercrombie & Fitch Co. Cl. A	6,300	502,047
Advance Auto Parts, Inc.	5,600	199,808
Aeropostale, Inc. (a)	42,950	1,209,901
AFC Enterprises, Inc. (a)	2,873	26,633
AnnTaylor Stores Corp. (a)	9,700	243,955
AutoNation, Inc. (a) (b)	28,200	459,096
AutoZone, Inc. (a)	5,800	701,104
Barnes & Noble, Inc.	17,300	587,335
Big 5 Sporting Goods Corp.	4,400	52,404
Big Lots, Inc. (a) (b)	43,523	755,559
BJ’s Wholesale Club, Inc. (a)	23,400	759,096
Blockbuster, Inc. Cl. A (a) (b)	127,100	396,552
Bob Evans Farms, Inc.	22,877	680,362
Books-A-Million, Inc.	4,200	44,814
Brown Shoe Co., Inc.	27,147	466,928
The Buckle, Inc.	22,453	933,820
Buffalo Wild Wings, Inc. (a) (b)	6,690	168,387
Build-A-Bear Workshop, Inc. (a)	800	10,904
Casey’s General Stores, Inc.	20,207	525,382
Cato Corp. Cl. A	5,751	94,144
CBRL Group, Inc. (b)	4,156	129,958
CEC Entertainment, Inc. (a)	4,700	109,651
Chico’s FAS, Inc. (a)	16,700	180,193

20

China Nepstar Chain Drugstore, Ltd., Sponsored ADR (Cayman Islands) (a)	2,090	25,310
Chipotle Mexican Grill, Inc. Cl. A (a) (b)	1,900	231,306
Christopher & Banks Corp.	7,100	90,667
Conn’s, Inc. (a) (b)	7,100	137,030
Copart, Inc. (a)	800	32,704
Denny’s Corp. (a)	45,250	153,397
Dollar Tree Stores, Inc. (a)	23,228	650,616
Domino’s Pizza, Inc.	11,735	159,713
Dress Barn, Inc. (a)	35,290	430,185
Family Dollar Stores, Inc.	24,345	511,975
Gamestop Corp. Cl. A (a)	400	20,692
Hibbett Sports, Inc. (a)	5,900	109,681
Hot Topic, Inc. (a)	17,300	96,015
IHOP Corp.	6,491	345,581
Insight Enterprises, Inc. (a)	6,332	109,354
Jo-Ann Stores, Inc. (a)	3,400	43,078
Jos. A. Bank Clothiers, Inc. (a) (b)	6,400	174,336
Longs Drug Stores Corp.	4,100	188,641
Luby’s, Inc. (a)	550	5,209
Men’s Wearhouse, Inc.	24,661	628,609
Movado Group, Inc.	9,700	234,934
Nu Skin Enterprises, Inc. Cl. A	1,300	21,359
Office Depot, Inc. (a) (b)	15,300	226,899
PC Connection, Inc. (a)	5,100	64,209
The PEP Boys - Manny, Moe & Jack	4,100	44,813
Pier 1 Imports, Inc. (a)	23,100	158,235
PriceSmart, Inc.	3,500	99,610
RadioShack Corp. (b)	34,900	605,515
Regis Corp.	3,182	80,600
Sally Beauty Co., Inc. (a)	50,500	412,080
School Specialty, Inc. (a) (b)	4,900	159,054
Select Comfort Corp. (a) (b)	15,100	118,686
Sonic Automotive, Inc.	1,100	22,055
Stage Stores, Inc.	1,783	21,343
Systemax, Inc. (b)	9,900	136,818
Talbots, Inc. (b)	600	5,802
Wendy’s International, Inc.	5,900	144,078
West Marine, Inc. (a)	600	5,124
		16,066,740
Savings & Loans — 0.3%
Dime Community Bancshares	500	7,515
First Niagara Financial Group, Inc.	36,864	468,910
FirstFed Financial Corp. (a)	7,893	331,111
TierOne Corp.	4,630	93,156
ViewPoint Financial Group	200	3,042
WSFS Financial Corp.	1,184	63,107
		966,841
Semiconductors — 6.5%
Actel Corp. (a)	5,600	66,696
Advanced Analogic Technologies, Inc. (a)	15,200	102,448
AMIS Holdings, Inc. (a)	32,300	236,113

21

Amkor Technology, Inc. (a)	74,270	567,423
Analog Devices, Inc.	21,400	606,904
Asyst Technologies, Inc. (a)	5,268	15,541
Atmel Corp. (a)	106,200	335,592
ATMI, Inc. (a)	20,200	531,260
AuthenTec, Inc. (a) (b)	1,000	12,450
Brooks Automation, Inc. (a)	52,000	639,080
Cabot Microelectronics Corp. (a) (b)	16,900	584,402
Cohu, Inc.	7,700	115,115
Credence Systems Corp. (a)	40,900	53,579
Day4 Energy, Inc.	33,200	166,792
DSP Group, Inc. (a)	200	2,290
Emcore Corp. (a) (b)	15,500	211,885
Emulex Corp. (a)	35,820	558,792
Entegris, Inc. (a)	74,200	571,340
Hittite Microwave Corp. (a)	800	31,856
Integrated Device Technology, Inc. (a)	50,500	376,225
Intellon Corp. (a)	6,900	37,812
Intersil Corp. Cl. A	25,600	589,568
IXYS Corp. (a)	900	6,759
KLA-Tencor Corp.	15,800	660,124
Kulicke & Soffa Industries, Inc. (a)	24,023	129,484
Lam Research Corp. (a)	14,200	545,138
Linear Technology Corp. (b)	23,900	661,313
LTX Corp. (a)	8,545	23,072
Mattson Technology, Inc. (a)	22,600	128,820
Micrel, Inc.	63,826	389,339
Microtune, Inc. (a)	16,600	96,944
MIPS Technologies, Inc. (a)	6,500	28,925
MKS Instruments, Inc. (a)	35,022	651,409
Monolithic Power Systems, Inc. (a)	11,500	179,860
National Semiconductor Corp.	30,200	556,586
Netlogic Microsystems, Inc. (a) (b)	5,100	132,600
Novellus Systems, Inc. (a)	23,200	551,232
ON Semiconductor Corp. (a)	66,200	428,976
Pericom Semiconductor Corp. (a)	10,700	145,092
Photronics, Inc. (a)	1,000	12,190
PMC-Sierra, Inc. (a)	109,700	514,493
QLogic Corp. (a)	64,900	928,070
Rambus, Inc. (a)	17,200	334,712
Rubicon Technology, Inc. (a)	9,000	212,850
Rudolph Technologies, Inc. (a)	10,300	105,575
Semtech Corp. (a)	44,000	561,880
Silicon Laboratories, Inc. (a)	11,700	365,508
SiRF Technology Holdings, Inc. (a) (b)	2,100	32,151
Skyworks Solutions, Inc. (a)	96,500	776,825
Standard Microsystems Corp. (a)	11,500	344,080
Supertex, Inc. (a)	5,181	102,169
Techwell, Inc. (a)	3,300	34,353
Teradyne, Inc. (a)	64,800	710,856
Tessera Technologies, Inc. (a)	6,600	258,522
TriQuint Semiconductor, Inc. (a)	22,800	108,072
Ultra Clean Holdings, Inc. (a)	6,200	60,698
Ultratech, Inc. (a)	100	950

22

Varian Semiconductor Equipment Associates, Inc. (a)	16,850	542,739
Veeco Instruments, Inc. (a)	9,700	137,352
Verigy Ltd. (a)	30,200	630,576
Volterra Semiconductor Corp. (a) (b)	7,600	69,768
Xilinx, Inc.	33,600	734,832
Zoran Corp. (a)	38,300	451,940
		19,759,997
Software — 7.6%
Activision, Inc. (a)	31,000	801,970
Actuate Corp. (a)	31,786	181,180
Acxiom Corp.	18,800	199,468
Advent Software, Inc. (a) (b)	13,433	606,634
American Reprographics Co. (a)	1,000	15,730
Ansys, Inc. (a)	14,800	516,668
Aspen Technology, Inc. (a)	58,980	828,669
Autodesk, Inc. (a)	18,700	769,505
BEA Systems, Inc. (a)	45,600	852,264
Blackbaud, Inc.	22,900	633,643
Blackboard, Inc. (a)	15,200	531,696
BMC Software, Inc. (a)	22,936	734,869
Broadridge Financial Solutions, Inc.	18,700	405,042
Citrix Systems, Inc. (a)	19,400	671,628
Cognos, Inc. (a)	9,800	568,400
Commvault Systems, Inc. (a)	13,600	253,232
Computer Programs & Systems, Inc.	1,000	20,550
Compuware Corp. (a)	68,000	578,000
Concur Technologies, Inc. (a)	20,300	711,718
CSG Systems International, Inc. (a)	18,437	235,256
Deltek, Inc. (a)	2,400	31,200
Digi International, Inc. (a)	1,700	19,907
DivX, Inc. (a) (b)	10,800	153,900
Double-Take Software, Inc. (a)	11,100	172,050
Eclipsys Corp. (a) (b)	6,900	177,606
EPIQ Systems, Inc. (a)	8,600	126,850
Fair Isaac Corp.	17,674	450,687
FalconStor Software, Inc. (a)	21,100	186,102
Fidelity National Information Services, Inc.	2,500	106,125
Informatica Corp. (a)	48,800	942,328
InnerWorkings, Inc. (a) (b)	5,600	77,560
Interactive Intelligence, Inc. (a)	10,500	171,990
Intuit, Inc. (a)	26,300	807,147
JDA Software Group, Inc. (a)	11,300	201,027
Lawson Software, Inc. (a)	79,500	690,855
ManTech International Corp. Cl. A (a)	19,600	801,640
MicroStrategy, Inc. Cl. A (a)	9,168	668,531
NAVTEQ Corp. (a)	2,400	177,360
Noah Education Holdings Ltd. ADR (China) (a)	10,830	72,020
Novell, Inc. (a)	87,800	558,408
Nuance Communications, Inc. (a) (b)	11,500	182,735
Omnicell, Inc. (a)	20,504	514,240
Omniture, Inc. (a) (b)	16,900	417,768
Open Text Corp. (a) (b)	20,030	618,526
Parametric Technology Corp. (a)	9,500	156,275

23

Phase Forward, Inc. (a)	20,318	350,486
Progress Software Corp. (a)	11,500	339,480
PROS Holdings, Inc. (a)	10,100	155,035
Quality Systems, Inc. (b)	1,000	30,390
Quest Software, Inc. (a) (b)	31,300	467,935
Red Hat, Inc. (a) (b)	31,000	579,080
Salesforce.com, Inc. (a)	10,400	543,712
SEI Investments Co.	800	22,160
Soundbite Communications, Inc. (a)	7,200	37,440
SPSS, Inc. (a)	9,099	300,722
Sybase, Inc. (a)	18,300	516,426
Synchronoss Technologies, Inc. (a) (b)	10,900	232,170
Taleo Corp. Cl. A (a)	9,600	202,848
THE9 Ltd. ADR (Cayman Islands) (a) (b)	8,200	148,830
THQ, Inc. (a)	5,000	90,050
Ultimate Software Group, Inc. (a)	7,500	202,875
Wind River Systems, Inc. (a)	35,900	301,201
		23,119,799
Telecommunications — 4.7%
ADC Telecommunications, Inc. (a)	54,200	801,618
ADTRAN, Inc.	30,800	640,948
Alaska Communications Systems Group, Inc.	17,474	245,335
Anaren, Inc. (a)	123	1,680
Anixter International, Inc. (a)	1,100	77,066
Arris Group, Inc. (a)	5,165	45,400
Atheros Communications, Inc. (a)	6,000	163,860
Atlantic Tele-Network, Inc.	5,400	170,046
Cbeyond, Inc. (a) (b)	19,000	641,060
Centennial Communications Corp. (a)	32,000	183,040
CenturyTel, Inc.	12,419	458,385
Ciena Corp. (a) (b)	1,700	46,121
Cincinnati Bell, Inc. (a)	189,491	735,225
CommScope, Inc. (a)	10,708	474,900
Comtech Telecommunications (a) (b)	19,400	869,120
Consolidated Communications Holdings, Inc.	6,975	109,089
CPI International, Inc. (a)	2,100	27,174
Embarq Corp.	15,700	711,210
EMS Technologies, Inc. (a)	8,052	221,269
Extreme Networks, Inc. (a)	51,000	175,950
Fairpoint Communications, Inc.	2,400	25,488
Foundry Networks, Inc. (a)	36,800	507,840
GeoEye, Inc. (a)	8,100	283,176
Globecomm Systems Inc. (a)	2,200	20,614
Harmonic, Inc. (a)	38,800	423,696
Hypercom Corp. (a)	700	2,457
InterDigital, Inc. (a) (b)	16,250	328,413
Iowa Telecommunications Services, Inc.	9,000	138,780
Ixia (a)	10,500	77,700
Loral Space & Communications (a)	1,500	39,870
Mastec, Inc. (a)	16,400	136,940
Netgear, Inc. (a)	3,600	95,976
Network Equipment Technologies, Inc. (a)	18,600	138,384
NeuStar, Inc. Cl. A (a)	13,100	389,201

24

Novatel Wireless, Inc. (a)	12,400	198,400
NTELOS Holdings Corp.	22,900	487,312
PAETEC Holding Corp. (a)	5,800	55,158
Plantronics, Inc.	27,200	519,520
Premiere Global Services, Inc. (a)	56,100	683,859
Qwest Communications International, Inc.	29,600	174,048
RF Micro Devices, Inc. (a)	133,900	432,497
Rural Cellular Corp. Cl. A (a)	2,100	92,715
Shenandoah Telecom Co.	400	7,308
ShoreTel, Inc. (a)	11,700	59,553
Switch & Data Facilities Co., Inc. (a)	1,900	20,900
Syniverse Holdings, Inc. (a)	43,100	680,549
Telephone and Data Systems, Inc.	11,000	580,140
Tellabs, Inc. (a)	37,400	255,068
Time Warner Telecom, Inc. Cl. A (a)	4,600	80,408
USA Mobility, Inc. (a)	2,000	24,020
UTStarcom, Inc. (a) (b)	6,200	17,174
Viasat, Inc. (a)	15,103	313,689
Vonage Holdings Corp. (a)	2,200	4,378
Windstream Corp.	23,600	273,996
		14,367,723
Textiles — 0.1%
Mohawk Industries, Inc. (a)	3,000	239,760

Toys, Games & Hobbies — 0.3%
JAKKS Pacific, Inc. (a) (b)	10,300	242,668
Marvel Entertainment, Inc. (a) (b)	20,908	589,606
RC2 Corp. (a)	5,900	110,802
		943,076
Transportation — 0.7%
ABX Holdings Inc. (a)	11,200	39,760
Atlas Air Worldwide Holdings, Inc. (a)	8,100	404,514
CAI International, Inc. (a)	10,300	99,086
Dynamex, Inc. (a)	100	2,491
Excel Maritime Carriers Ltd. (b)	10,500	399,630
Gulfmark Offshore, Inc. (a) (b)	12,300	514,386
Hub Group, Inc. Cl. A (a)	3,843	111,947
Knightsbridge Tankers Ltd.	700	18,375
Landstar System, Inc.	5,800	290,174
Pacer International, Inc.	10,900	186,717
TBS International Ltd. (a)	2,200	73,282
		2,140,362
Water Companies — 0.1%
Cascal NV (a)	16,800	203,952

TOTAL EQUITIES
(Cost $328,482,623)		300,600,408

25

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Mining
Redcorp Ventures, Ltd. Warrants, Expires 7/10/2009, Strike 0.65 CAD	169,400	6,808

TOTAL WARRANTS (Cost $0)		6,808

	Number of Shares	Market Value
MUTUAL FUND - 0.6%
Investment Companies
iShares Russell 2000 Index Fund	27,000	1,913,760

TOTAL MUTUAL FUND (Cost $1,880,261)		1,913,760

TOTAL LONG TERM INVESTMENTS (Cost $330,362,884)		302,520,976

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 19.0%
Cash Equivalents — 17.8% (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	369,446	369,446
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	492,594	492,594
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	985,182	985,182
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	1,231,478	1,231,478
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	985,182	985,182
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	1,724,069	1,724,069
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	985,182	985,182
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	738,887	738,887
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	615,739	615,739
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	738,887	738,887
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	738,887	738,887
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	1,231,478	1,231,478
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	985,182	985,182
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	4,174,711	4,174,711

26

Calyon Eurodollar Time Deposit
5.120%	03/03/2008	985,182	985,182
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	1,108,330	1,108,330
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	738,887	738,887
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	738,887	738,887
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	1,231,478	1,231,478
General Electric Capital Corp.
3.888%	03/20/2008	1,090,901	1,090,901
General Electric Capital Corp.
4.004%	02/15/2008	730,152	730,152
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	985,182	985,182
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	615,739	615,739
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	1,231,478	1,231,478
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	1,231,478	1,231,478
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	1,231,478	1,231,478
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	615,739	615,739
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	1,231,478	1,231,478
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	492,591	492,591
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	985,182	985,182
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	738,887	738,887
Reserve Primary Money Market Fund (c)
		2,574,450	2,574,450
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	4,322,488	4,322,488
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	1,231,478	1,231,478
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	615,739	615,739
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	862,035	862,035
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	985,182	985,182
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	862,035	862,035
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	1,108,330	1,108,330
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	4,031,906	4,031,906

27

Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	1,354,626	1,354,626
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	985,182	985,182
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	1,231,478	1,231,478
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	1,231,478	1,231,478
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	985,182	985,182
			54,361,542

Repurchase Agreements — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (e)		3,493,518	3,493,518

TOTAL SHORT-TERM INVESTMENTS (Cost $57,855,060)			57,855,060

TOTAL INVESTMENTS — 118.1% (Cost $388,217,944) (f)			$360,376,036

Other Assets/(Liabilities) — (18.1%)			(55,107,056)

NET ASSETS — 100.0%			$305,268,980

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $3,493,673. Collateralized by a U.S. Government Agency obligation with a rate of 4.500%, maturity date of 12/01/2020, and an aggregate market value, including accrued interest, of $3,565,198.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

28

MassMutual Premier Global Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.7%
COMMON STOCK — 97.7%
Advertising — 0.5%
WPP Group PLC	257,610	3,185,278

Aerospace & Defense — 4.7%
Boeing Co.	39,100	3,252,338
Empresa Brasileira de Aeronautica SA ADR (Brazil)	153,900	6,679,260
European Aeronautic Defense and Space Co. (a)	235,440	5,962,278
Lockheed Martin Corp.	43,700	4,716,104
Northrop Grumman Corp.	48,400	3,841,024
Raytheon Co.	79,500	5,178,630
		29,629,634
Apparel — 1.0%
Burberry Group PLC	248,890	2,171,012
Coach, Inc. (b)	54,600	1,749,930
Tod’s SpA (a)	44,400	2,653,381
		6,574,323
Auto Manufacturers — 1.7%
Bayerische Motoren Werke AG	117,253	6,483,947
Toyota Motor Corp.	84,430	4,588,908
		11,072,855
Banks — 5.3%
BNP Paribas SA	23,860	2,358,047
HSBC Holdings PLC	390,030	5,807,867
ICICI Bank Ltd., Sponsored ADR (India)	44,700	2,715,972
Northern Trust Corp.	85,200	6,250,272
Royal Bank of Scotland Group PLC	891,934	6,827,145
Societe Generale Cl. A	42,171	5,230,351
Sumitomo Mitsui Financial Group, Inc.	558	4,404,626
		33,594,280
Beverages — 2.6%
Cia de Bebidas das Americas, ADR (Brazil) (a)	73,600	5,231,488
Diageo PLC	173,804	3,503,453
Fomento Econonico Mexicano	1,379,000	4,968,075
Grupo Modelo SA Cl. C	636,000	2,936,986
		16,640,002
Biotechnology — 0.6%
Basilea Pharmaceutica (b)	4,125	686,959
InterMune, Inc. (a) (b)	51,400	861,978
Nicox SA (a) (b)	40,910	569,382
Regeneron Pharmaceuticals, Inc. (b)	34,600	701,688
Seattle Genetics, Inc. (a) (b)	95,400	873,864
		3,693,871
Chemicals — 0.2%
Praxair, Inc.	19,300	1,561,563

1

Commercial Services — 0.9%
Experian Ltd.	228,301	2,002,541
Secom Co. Ltd.	77,500	3,958,044
		5,960,585
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	62,500	4,812,500

Diversified Financial — 2.1%
Credit Saison Co., Ltd.	130,020	3,848,553
Credit Suisse Group	169,556	9,600,156
		13,448,709
Electric — 1.0%
Fortum Oyj	154,800	6,256,100

Electrical Components & Equipment — 1.7%
Emerson Electric Co.	159,900	8,129,316
Mitsubishi Electric Corp.	269,000	2,504,422
		10,633,738
Electronics — 4.0%
Fanuc Ltd.	20,200	1,775,851
Hoya Pentax HD Corp.	157,700	4,293,951
Keyence Corp.	15,520	3,303,471
Koninklijke Philips Electronics NV	215,800	8,462,820
Kyocera Corp.	38,300	3,056,243
Murata Manufacturing Co., Ltd.	95,610	4,759,703
		25,652,039
Entertainment — 0.7%
Aristocrat Leisure Ltd. (a)	76,200	682,867
International Game Technology	75,800	3,234,386
Shuffle Master, Inc. (a) (b)	56,100	535,194
		4,452,447
Foods — 2.0%
Cadbury Schweppes PLC	583,677	6,455,124
Tesco PLC	744,138	6,220,535
		12,675,659
Hand & Machine Tools — 0.3%
Nidec Corp.	26,800	1,767,378

Health Care - Products — 0.9%
Johnson & Johnson	22,100	1,398,046
Smith & Nephew PLC	307,364	4,199,938
		5,597,984
Holding Company - Diversified — 1.4%
LVMH Moet Hennessy Louis Vuitton SA	87,920	9,042,975

Home Furnishing — 1.7%
Sony Corp.	220,700	10,540,637

2

Household Products — 1.9%
Hindustan Unilever Ltd.	756,800	4,079,205
Reckitt Benckiser Group PLC	149,976	7,865,827
		11,945,032
Insurance — 5.5%
ACE Ltd.	74,400	4,340,496
AFLAC, Inc.	88,200	5,409,306
Allianz AG	43,724	7,871,527
American International Group, Inc.	117,100	6,459,236
Prudential PLC	460,392	5,958,553
Sony Financial Holdings Inc. (b)	290	1,122,575
XL Capital Ltd. Cl. A	80,300	3,613,500
		34,775,193
Internet — 1.4%
eBay, Inc. (b)	340,100	9,145,289

Investment Companies — 0.8%
Investor AB Cl. B	241,493	4,815,625

Leisure Time — 1.5%
Carnival Corp.	192,100	8,546,529
Sega Sammy Holdings, Inc.	99,100	1,152,875
		9,699,404
Manufacturing — 3.4%
3M Co.	86,200	6,865,830
Siemens AG (a)	114,677	14,853,656
		21,719,486
Media — 4.1%
Dish TV India Ltd. (b)	464,398	801,604
Grupo Televisa SA Sponsored ADR (Mexico)	286,700	6,390,543
Pearson PLC	202,540	2,807,493
Sirius Satellite Radio, Inc. (a) (b)	1,731,776	5,541,683
The Walt Disney Co.	222,700	6,665,411
ZEE Entertainment Enterprise Ltd.	537,902	3,901,867
		26,108,601
Metal Fabricate & Hardware — 1.0%
Assa Abloy AB Cl. B	380,500	6,645,415

Oil & Gas — 3.7%
BP PLC, Sponsored ADR (United Kingdom)	81,600	5,202,000
Chevron Corp.	66,100	5,585,450
Husky Energy, Inc. (a)	207,700	8,679,470
Total SA	53,170	3,855,279
		23,322,199
Oil & Gas Services — 2.2%
Technip SA	94,720	6,122,266
Transocean, Inc. (b)	65,072	7,977,827
		14,100,093

3

Pharmaceuticals — 5.3%
Acadia Pharmaceuticals, Inc. (a) (b)	57,800	685,508
Chugai Pharmaceutical Co., Ltd.	123,000	1,624,833
Gilead Sciences, Inc. (b)	134,500	6,145,305
Roche Holding AG	63,595	11,520,471
Sanofi-Aventis	77,790	6,332,908
Shionogi & Co., Ltd.	318,800	5,983,241
Theravance, Inc. (a) (b)	82,400	1,625,752
		33,918,018
Retail — 6.5%
Bulgari SpA	300,800	3,504,082
Hennes & Mauritz AB Cl. B	211,300	11,455,560
Inditex SA	114,700	5,755,669
McDonald’s Corp.	103,200	5,526,360
Seven & I Holdings Co., Ltd.	80,911	2,000,166
Tiffany & Co.	148,100	5,909,190
Wal-Mart Stores, Inc.	138,700	7,057,056
		41,208,083
Semiconductors — 5.2%
Advanced Micro Devices, Inc. (a) (b)	442,700	3,382,228
Altera Corp.	222,000	3,749,580
Cree, Inc. (a) (b)	133,700	3,950,835
Linear Technology Corp. (a)	92,000	2,545,640
Maxim Integrated Products, Inc.	204,900	4,028,334
MediaTek, Inc.	661,970	6,450,090
Taiwan Semiconductor Manufacturing Co. Ltd.	2,131,896	4,051,087
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	175,306	1,626,840
Xilinx, Inc.	148,400	3,245,508
		33,030,142
Software — 8.1%
Adobe Systems, Inc. (b)	204,100	7,129,213
Automatic Data Processing, Inc.	182,800	7,416,196
Infosys Technologies Ltd.	192,497	7,226,413
Intuit, Inc. (b)	254,800	7,819,812
Microsoft Corp.	334,800	10,914,480
SAP AG	168,836	8,130,136
Square Enix Co., Ltd. (a)	103,700	2,966,044
		51,602,294
Telecommunications — 11.1%
Corning, Inc.	342,900	8,253,603
Juniper Networks, Inc. (a) (b)	379,200	10,295,280
KDDI Corp.	1,009	6,815,012
SK Telecom Co. Ltd. ADR (South Korea) (a)	227,100	5,638,893
Tandberg ASA	187,900	3,278,984
Telefonaktiebolaget LM Ericsson Cl. B	8,557,400	19,401,734
Vodafone Group PLC	4,574,716	16,086,201
Wire & Wireless India Data (b)	433,251	474,775
		70,244,482

4

Toys, Games & Hobbies — 0.6%
Nintendo Co., Ltd.	7,200	3,595,230

Transportation — 1.0%
TPG NV	116,500	4,313,865
United Parcel Service, Inc. Cl. B	24,300	1,777,788
		6,091,653
Venture Capital — 0.3%
3i Group PLC	85,310	1,592,626

TOTAL COMMON STOCK (Cost $538,755,348)		620,351,422

PREFERRED STOCK — 1.0%
Auto Manufacturers
Bayerische Motoren Werke-Pfd Preferred Stock	37,247	1,785,107
Porsche Automobil Holdings SE (a)	2,738	4,923,861

TOTAL PREFERRED STOCK (Cost $3,589,594)		6,708,968

TOTAL EQUITIES (Cost $542,344,942)		627,060,390

		Principal
		Amount	Market Value
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Pharmaceuticals
Theravance Inc.
3.000%	01/15/2015	518,000	514,763

TOTAL CORPORATE DEBT (Cost $518,000)			514,763

TOTAL BONDS & NOTES (Cost $518,000)			514,763

TOTAL LONG TERM INVESTMENTS (Cost $542,862,942)			627,575,153

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 11.2%
Cash Equivalents — 10.2% (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	439,739	439,739
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	586,320	586,320
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	1,172,640	1,172,640
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	1,465,800	1,465,800

5

Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	1,172,640	1,172,640
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	2,052,120	2,052,120
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	1,172,640	1,172,640
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	879,480	879,480
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	732,900	732,900
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	879,480	879,480
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	879,480	879,480
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	1,465,800	1,465,800
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	1,172,640	1,172,640
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	4,969,061	4,969,061
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	1,172,640	1,172,640
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	1,319,220	1,319,220
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	879,480	879,480
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	879,480	879,480
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	1,465,800	1,465,800
General Electric Capital Corp.
3.888%	03/20/2008	1,298,474	1,298,474
General Electric Capital Corp.
4.004%	02/15/2008	869,081	869,081
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	1,172,640	1,172,640
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	732,900	732,900
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	1,465,800	1,465,800
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	1,465,800	1,465,800
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	1,465,800	1,465,800
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	732,900	732,900
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	1,465,800	1,465,800
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	586,319	586,319
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	1,172,640	1,172,640
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	879,480	879,480

6

Reserve Primary Money Market Fund (c)
		3,064,308	3,064,308
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	5,144,957	5,144,957
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	1,465,800	1,465,800
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	732,900	732,900
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	1,026,060	1,026,060
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	1,172,640	1,172,640
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	1,026,060	1,026,060
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	1,319,219	1,319,219
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	4,799,084	4,799,084
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	1,612,380	1,612,380
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	1,172,640	1,172,640
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	1,465,800	1,465,800
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	1,465,800	1,465,800
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	1,172,640	1,172,640
			64,705,282
Repurchase Agreements — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (e)		6,242,070	6,242,070

TOTAL SHORT-TERM INVESTMENTS (Cost $70,947,352)			70,947,352

TOTAL INVESTMENTS — 110.0% (Cost $613,810,294) (f)			$698,522,505

Other Assets/(Liabilities) — (10.0%)			(63,633,149)

NET ASSETS — 100.0%			$634,889,356

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).

7

(e)

Maturity value of $6,242,347. Collateralized by a U.S. Government Agency obligation with a rate of 4.500%, maturity date of 12/01/2020, and an aggregate market value, including accrued interest, of $6,370,468.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Premier International
Equity Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.2%
COMMON STOCK — 94.0%
Aerospace & Defense — 1.0%
Embraer-Empresa Bras de Aeronautica	952,819	10,199,023

Apparel — 0.5%
Burberry Group PLC	623,215	5,436,163

Auto Manufacturers — 1.8%
Bayerische Motoren Werke AG	126,610	7,001,377
Honda Motor Co. Ltd.	143,226	4,513,755
Toyota Motor Corp.	137,900	7,495,090
		19,010,222
Automotive & Parts — 1.2%
Continental AG	121,658	12,565,734

Banks — 4.0%
Anglo Irish Bank Corp. PLC	833,988	11,813,879
ICICI Bank Ltd., Sponsored ADR (India) (a)	210,775	12,806,689
Royal Bank of Scotland Group PLC	843,107	6,453,407
Societe Generale Cl. A	43,854	5,439,089
UniCredit SpA	441,900	3,242,803
UniCredit SpA	244,085	1,798,638
		41,554,505
Beverages — 1.9%
C&C Group PLC	835,831	5,579,060
Foster’s Group Ltd.	295,058	1,488,371
Heineken NV	73,000	4,099,978
Pernod-Ricard SA	75,258	8,022,950
		19,190,359
Biotechnology — 2.4%
CSL Ltd.	234,800	7,273,163
Marshall Edwards, Inc.	278,300	740,278
Marshall Edwards, Inc. (Acquired 1/02/2003, Cost $5,734,320) (a) (b) (c)	1,433,580	3,813,323
Nicox SA (a) (b)	953,123	13,265,492
		25,092,256
Building Materials — 0.4%
Sika AG	2,670	4,167,954

Chemicals — 1.9%
Filtrona PLC	583,802	2,233,269
Nufarm Ltd. (a)	673,884	9,014,402
Syngenta AG	30,424	8,023,220
		19,270,891
Commercial Services — 4.2%
BTG PLC (b)	984,921	1,805,358

1

Bunzl PLC	682,260	8,607,088
Capita Group PLC	1,425,016	18,705,527
Dignity PLC	247,820	3,650,762
Experian Ltd.	493,188	4,325,995
Prosegur, Compania de Seguridad SA	191,129	6,799,901
		43,894,631
Computers — 0.8%
Logitech International (b)	275,607	8,402,579

Cosmetics & Personal Care — 0.7%
L’Oreal SA (a)	58,250	7,200,938

Diversified Financial — 4.6%
Collins Stewart PLC	2,156,961	5,930,558
Credit Suisse Group	61,638	3,492,778
Housing Development Finance Corp.	113,000	8,212,566
Icap PLC	272,940	3,671,392
Mediobanca SpA	147,400	2,777,739
Paragon Group Cos. PLC (a)	90,094	241,566
Paragon Group of Cos. PLC (a)	2,252,350	1,514,551
Tullett Prebon PLC	1,625,151	16,734,657
UBS AG Registered	113,654	4,702,681
		47,278,488
Electric — 0.4%
Fortum Oyj	91,000	3,677,682

Electrical Components & Equipment — 0.5%
Ushio, Inc. (a)	258,900	5,272,112

Electronics — 3.6%
Art Advanced Research Technologies, Inc.	2,653,076	479,833
Art Advanced Research Technologies, Inc. (d)	2,757,900	498,791
Art Advanced Research Technologies, Inc. (b)	3,163,727	572,189
Art Advanced Technologies Preferred	836,671	151,320
Hoya Pentax HD Corp.	311,100	8,470,820
Ibiden Co. Ltd.	71,694	4,632,762
Keyence Corp.	39,009	8,303,164
Koninklijke Philips Electronics NV	94,600	3,709,837
Nippon Electric Glass Co., Ltd.	161,000	2,400,537
Omron Corp.	140,221	2,894,680
Phoenix Mecano AG	12,618	5,451,950
		37,565,883
Energy - Alternate Sources — 0.5%
Ceres Power Holdings PLC (b)	1,031,660	5,241,444

Engineering & Construction — 4.5%
ABB Ltd.	918,176	22,969,936
Boskalis Westminster (a)	162,357	8,824,219
Leighton Holdings Ltd. (a)	266,669	12,092,988
Vinci SA	40,600	2,767,895
		46,655,038

2

Entertainment — 0.3%
William Hill PLC	335,100	2,724,604

Foods — 3.0%
Barry Callebaut AG (b)	16,651	13,032,004
Cadbury Schweppes PLC	266,273	2,944,823
Koninklijke Numico NV (a) (e)	45,274	3,700,615
Morrison (WM) Supermarkets	445,244	2,670,583
Nestle SA	9,439	4,218,011
Woolworths Ltd.	168,771	4,382,841
		30,948,877
Hand & Machine Tools — 1.2%
Nidec Corp.	191,000	12,595,866

Health Care - Products — 7.3%
Cie Generale d’Optique Essilor International SA	77,600	4,487,183
Luxottica Group SpA (a)	237,800	6,778,314
Nobel Biocare Holding AG	26,994	6,682,031
Ortivus AB, A Shares (b)	114,300	84,838
Ortivus AB, B Shares (b)	859,965	731,653
Smith & Nephew PLC	455,790	6,228,086
Sonova Holding AG	92,906	8,323,573
Straumann Holding AG Registered	19,504	4,996,224
Synthes, Inc.	106,014	13,544,536
Terumo Corp.	120,800	6,562,849
William Demant Holding (a) (b)	252,000	17,094,417
		75,513,704
Health Care - Services — 1.4%
Sonic Healthcare, Ltd.	978,800	14,393,362

Holding Company - Diversified — 0.5%
LVMH Moet Hennessy Louis Vuitton SA	47,450	4,880,450

Home Furnishing — 1.6%
SEB SA	48,133	7,857,082
Sony Corp.	175,800	8,396,212
		16,253,294
Insurance — 2.0%
Allianz AG	27,656	4,978,844
AMP Ltd.	478,681	3,650,323
Prudential PLC	276,992	3,584,927
QBE Insurance Group Ltd.	351,300	8,878,142
		21,092,236
Internet — 1.9%
United Internet AG Registered	155,801	2,979,422
Yahoo! Japan Corp.	42,611	16,300,726
		19,280,148

3

Leisure Time — 1.1%
Carnival Corp.	138,600	6,166,314
Ducati Motor Holding SpA (a) (b)	2,901,300	5,178,266
		11,344,580
Machinery - Construction & Mining — 0.2%
Takeuchi Manufacturing Co., Ltd.	100,642	2,566,741

Machinery - Diversified — 2.0%
Alstom	78,760	15,896,883
Demag Cranes AG	124,700	5,069,830
		20,966,713
Manufacturing — 2.0%
Aalberts Industries NV	705,998	12,301,878
Siemens AG (a)	66,218	8,576,954
		20,878,832
Media — 3.0%
British Sky Broadcasting Group PLC	314,390	3,443,889
Grupo Televisa SA Sponsored ADR (Mexico) (a)	233,600	5,206,944
Mediaset SpA	800,400	7,055,498
Societe Television Francaise 1	195,380	4,941,958
Vivendi SA	143,830	5,785,769
ZEE Entertainment Enterprise Ltd.	712,516	5,168,506
		31,602,564
Mining — 4.3%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	705,200	18,356,356
Impala Platinum Holdings Ltd.	390,400	14,724,491
Rio Tinto PLC	111,195	11,119,488
		44,200,335
Office Equipment/Supplies — 0.6%
Canon, Inc.	154,400	6,656,594

Oil & Gas — 2.7%
BG Group PLC	608,150	13,409,156
BP PLC, Sponsored ADR (United Kingdom)	85,100	5,425,125
Total SA	122,310	8,868,519
		27,702,800
Oil & Gas Services — 1.1%
Technip SA	182,310	11,783,682

Pharmaceuticals — 4.5%
Astellas Pharma, Inc.	49,270	2,131,753
GlaxoSmithKline PLC	64,475	1,524,728
H. Lundbeck AS (a)	49,000	1,190,655
NeuroSearch A/S (a) (b)	273,994	15,104,689
Novogen Ltd. (b)	4,200,040	4,864,445
Roche Holding AG	45,222	8,192,134
Sanofi-Aventis	62,013	5,048,497
Santhera Pharmaceuticals-Registered (b)	22,560	1,534,126
Shionogi & Co., Ltd.	154,000	2,890,273
Takeda Pharmaceutical Co., Ltd.	67,100	4,070,427
		46,551,727

4

Real Estate — 2.7%
Daito Trust Construction Co., Ltd.	126,712	6,810,620
DIC Asset AG (a)	140,872	4,143,976
Solidere GDR (Lebanon) (b) (d)	547,337	11,789,639
Sumitomo Realty & Development Co., Ltd.	226,000	5,567,496
		28,311,731
Retail — 4.8%
Carphone Warehouse Group (a)	1,056,600	6,978,943
Compagnie Financiere Richemont AG, A Units	112,899	6,456,030
Hennes & Mauritz AB Cl. B	162,200	8,793,620
Inditex SA	169,700	8,515,580
Next PLC	244,240	6,895,779
PPR SA	26,830	3,790,991
The Swatch Group AG Cl. B	22,301	6,001,051
Wolseley PLC	186,220	2,573,297
		50,005,291
Semiconductors — 0.3%
ASM International NV (a)	171,100	3,269,721

Shipbuilding — 0.8%
Hyundai Heavy Industries Co., Ltd.	24,938	8,472,375

Software — 3.4%
Autonomy Corp. PLC (b)	692,101	12,523,586
Compugroup Holding AG (b)	245,027	4,667,573
Infosys Technologies Ltd.	175,338	6,582,257
The Sage Group PLC	750,080	3,317,340
SAP AG	113,418	5,461,535
Square Enix Co., Ltd.	87,300	2,496,969
		35,049,260
Telecommunications — 4.1%
KDDI Corp.	700	4,727,957
Nokia Oyj	145,900	5,363,865
Tandberg ASA	726,800	12,683,158
Telefonaktiebolaget LM Ericsson Cl. B	6,084,400	13,794,833
Vodafone Group PLC	1,824,060	6,413,993
		42,983,806
Toys, Games & Hobbies — 1.5%
Nintendo Co., Ltd.	30,600	15,279,728

Transportation — 0.4%
Tsakos Energy Navigation Ltd.	134,188	4,622,777

Venture Capital — 0.4%
3i Group PLC	238,321	4,449,140

TOTAL COMMON STOCK (Cost $726,228,599)		976,056,840

5

PREFERRED STOCK — 1.2%
Auto Manufacturers — 0.6%
Porsche Automobil Holdings SE (a)	3,255	5,853,604

Insurance — 0.6%
Ceres Group, Inc. (e)	66,772	434,018
Ceres Group, Inc., Series C (Acquired 2/05/2007, Cost $3,600,000) (c) (e)	900,000	5,850,000
Ceres Group, Inc., Series C1 (Acquired 2/05/2007, Cost $120,192) (c) (e)	30,048	195,312
Ceres Group, Inc., Series D (Acquired 3/09/2006, Cost $178,200) (b) (c) (e)	29,700	193,050
		6,672,380

TOTAL PREFERRED STOCK (Cost $7,837,152)		12,525,984

TOTAL EQUITIES (Cost $734,065,751)		988,582,824

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Biotechnology
Marshall Edwards, Inc. (e)	97,405	93,868

TOTAL WARRANTS (Cost $0)		93,868

TOTAL LONG TERM INVESTMENTS (Cost $734,065,751)		988,676,692

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.7%
Cash Equivalents — 9.8% (g)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	690,904	690,904
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	921,210	921,210
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	1,842,421	1,842,421
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	2,303,026	2,303,026
Bank of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	1,842,421	1,842,421
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	3,224,236	3,224,236
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	1,842,421	1,842,421

6

Barclays Eurodollar Time Deposit
4.600%	04/04/2008	1,381,816	1,381,816
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	1,151,513	1,151,513
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	1,381,816	1,381,816
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	1,381,816	1,381,816
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	2,303,026	2,303,026
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	1,842,421	1,842,421
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	7,807,258	7,807,258
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	1,842,421	1,842,421
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	2,072,723	2,072,723
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	1,381,816	1,381,816
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	1,381,816	1,381,816
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	2,303,026	2,303,026
General Electric Capital Corp.
3.888%	03/20/2008	2,040,128	2,040,128
General Electric Capital Corp.
4.004%	02/15/2008	1,365,479	1,365,479
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	1,842,421	1,842,421
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	1,151,513	1,151,513
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	2,303,026	2,303,026
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	2,303,026	2,303,026
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	2,303,026	2,303,026
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	1,151,513	1,151,513
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	2,303,026	2,303,026
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	921,210	921,210
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	1,842,421	1,842,421
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	1,381,816	1,381,816
Reserve Primary Money Market Fund (f)
		4,814,560	4,814,560
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	8,083,621	8,083,621

7

Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	2,303,026	2,303,026
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	1,151,513	1,151,513
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	1,612,118	1,612,118
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	1,842,421	1,842,421
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	1,612,118	1,612,118
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	2,072,723	2,072,723
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	7,540,195	7,540,195
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	2,533,329	2,533,329
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	1,842,421	1,842,421
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	2,303,026	2,303,026
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	2,303,026	2,303,026
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	1,842,421	1,842,421
			101,663,230
Repurchase Agreements — 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.600%, due 2/01/2008 (h)		50,394,723	50,394,723

TOTAL SHORT-TERM INVESTMENTS (Cost $152,057,953)			152,057,953

TOTAL INVESTMENTS — 109.9% (Cost $886,123,704) (i)			$1,140,734,645

Other Assets/(Liabilities) — (9.9%)			(102,572,632)

NET ASSETS — 100.0%			$1,038,162,013

Notes to Portfolio of Investments
ADR - American Depository Receipt
GDR - Global Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Restricted security. (Note 2).

8

(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to a value of $12,288,430 or 1.2% of net assets.

(e)	This security is valued in good faith under procedures established by the Board of Trustees.
(f)	Principal amount represents shares owned of the fund.
(g)	Represents investments of security lending collateral. (Note 2).
(h)

Maturity value of $50,396,963. Collateralized by U.S Government Agency obligations with rates ranging from 4.173% to 4.833%, maturity dates ranging from 5/01/2035 to 7/01/2035, and an aggregate market value, including accrued interest, of $51,404,181.

(i)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Premier Focused
International Fund — Portfolio of Investments

January 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.9%
COMMON STOCK — 94.8%
Aerospace & Defense — 2.2%
Rolls-Royce Group PLC (a)	196,813	1,862,530

Banks — 9.0%
Bank of Cyprus Public Co., Ltd.	121,735	1,931,094
Julius Baer Holding AG	26,010	1,816,471
Piraeus Bank SA	56,732	1,828,921
Standard Chartered PLC	59,562	1,984,673
		7,561,159
Beverages — 2.0%
Coca-Cola Hellenic Bottling	41,231	1,728,058

Chemicals — 9.1%
Bayer AG	3,544	291,437
Bayer AG	16,834	1,371,728
Lonza Group AG Registered	15,085	1,932,365
Syngenta AG	7,686	2,026,902
Yara International ASA	42,025	2,026,864
		7,649,296
Commercial Services — 4.6%
De La Rue PLC	103,241	1,859,494
Mitsui & Co. Ltd.	97,000	1,994,326
		3,853,820
Diversified Financial — 9.4%
Hellenic Exchanges SA	65,872	2,217,324
Man Group PLC	170,590	1,878,827
Nomura Holdings, Inc.	123,300	1,805,788
Singapore Exchange, Ltd.	282,000	1,974,971
		7,876,910
Engineering & Construction — 4.2%
Aker Kvaerner ASA	90,450	1,684,284
Worleyparsons Ltd.	52,052	1,865,901
		3,550,185
Foods — 2.2%
Unilever PLC	55,377	1,823,324

Holding Company - Diversified — 2.0%
Keppel Corp, Ltd.	209,000	1,708,882

Home Furnishing — 2.4%
Rational AG	10,683	1,983,250

Insurance — 4.1%
QBE Insurance Group Ltd.	64,386	1,627,179
Zurich Financial Services AG	6,350	1,809,144
		3,436,323

1

Iron & Steel — 2.5%
ArcelorMittal	31,260	2,077,191

Manufacturing — 1.9%
Peace Mark Holdings Ltd.	1,370,000	1,611,752

Mining — 10.9%
Anglo American PLC	37,514	2,055,418
Lihir Gold Ltd. (a)	549,471	1,800,665
Lonmin PLC	29,338	1,690,452
Oxiana Ltd. (b)	584,674	1,618,479
Xstrata PLC	26,269	2,012,063
		9,177,077
Oil & Gas — 6.7%
BG Group PLC	90,673	1,999,257
Total SA	21,813	1,581,629
Tullow Oil PLC	170,407	2,034,100
		5,614,986
Oil & Gas Services — 4.8%
Compagnie Generale de Geophysique-Veritas (a)	8,266	1,931,289
Furgo NV	30,654	2,096,901
		4,028,190
Pharmaceuticals — 4.0%
Novo Nordisk A/S Cl. B	29,525	1,854,487
Shire PLC	83,923	1,499,228
		3,353,715
Real Estate Investment Trusts (REITS) — 2.1%
Capitaland Ltd.	428,000	1,799,956

Retail — 2.1%
Mitsubishi Corp.	66,300	1,735,844

Telecommunications — 6.6%
Millicom International Cellular SDR (a)	18,925	1,980,023
Neuf Promesses	36,324	1,875,905
Telefonica SA	58,382	1,708,911
		5,564,839
Transportation — 2.0%
Tokyu Corp.	276,000	1,715,308

TOTAL COMMON STOCK (Cost $74,680,625)		79,712,595

PREFERRED STOCK — 2.1%
Health Care - Services
Fresenius SE	22,699	1,772,726

2

TOTAL PREFERRED STOCK (Cost $1,644,223)			1,772,726

TOTAL EQUITIES (Cost $76,324,848)			81,485,321

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 2.0%
Cash Equivalents — 1.6% (d)
Abbey National PLC Eurodollar Time Deposit
3.060%	03/24/2008	9,175	9,175
ABN Amro Bank NV Eurodollar Time Deposit
4.120%	03/14/2008	12,234	12,234
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit
4.450%	02/05/2008	24,466	24,466
Bank of Nova Scotia Eurodollar Time Deposit
3.850%	03/17/2008	30,582	30,582
Bank Of Nova Scotia Eurodollar Time Deposit
4.150%	02/11/2008	24,466	24,466
Bank of Nova Scotia Eurodollar Time Deposit
4.600%	03/03/2008	42,815	42,815
Bank of Scotland Eurodollar Time Deposit
4.870%	02/11/2008	24,466	24,466
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	18,349	18,349
Barclays Eurodollar Time Deposit
4.880%	02/06/2008	15,291	15,291
Barclays Eurodollar Time Deposit
5.150%	02/12/2008	18,349	18,349
BNP Paribas Eurodollar Time Deposit
3.820%	04/16/2008	18,349	18,349
BNP Paribas Eurodollar Time Deposit
4.140%	03/11/2008	30,582	30,582
BNP Paribas Eurodollar Time Deposit
4.550%	02/01/2008	24,466	24,466
Calyon Eurodollar Time Deposit
3.130%	02/01/2008	103,674	103,674
Calyon Eurodollar Time Deposit
5.120%	03/03/2008	24,466	24,466
Dexia Group Eurodollar Time Deposit
3.150%	03/31/2008	27,524	27,524
Fortis Bank Eurodollar Time Deposit
3.250%	03/25/2008	18,349	18,349
Fortis Bank Eurodollar Time Deposit
3.300%	02/11/2008	18,349	18,349
Fortis Bank Eurodollar Time Deposit
4.380%	02/04/2008	30,582	30,582
General Electric Capital Corp.
3.888%	03/20/2008	27,091	27,091
General Electric Capital Corp.
4.004%	02/15/2008	18,132	18,132

3

HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.080%	03/10/2008	24,466	24,466
HBOS Halifax Bank of Scotland Eurodollar Time Deposit
4.410%	02/19/2008	15,291	15,291
JP Morgan Chase & Co. Eurodollar Time Deposit
5.150%	02/12/2008	30,582	30,582
Lloyds TSB Bank Eurodollar Time Deposit
3.100%	03/25/2008	30,582	30,582
Lloyds TSB Bank Eurodollar Time Deposit
4.510%	03/04/2008	30,582	30,582
National Australia Bank Eurodollar Time Deposit
3.250%	02/01/2008	15,291	15,291
Rabobank Nederland Eurodollar Time Deposit
3.170%	02/29/2008	30,582	30,582
Rabobank Nederland Eurodollar Time Deposit
3.200%	03/05/2008	12,233	12,233
Rabobank Nederland Eurodollar Time Deposit
3.830%	02/21/2008	24,466	24,466
Rabobank Nederland Eurodollar Time Deposit
4.330%	02/04/2008	18,349	18,349
Reserve Primary Money Market Fund (c)
		63,933	63,933
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	02/01/2008	107,344	107,344
Royal Bank of Scotland Eurodollar Time Deposit
4.700%	02/25/2008	30,582	30,582
Royal Bank of Scotland Eurodollar Time Deposit
4.830%	02/05/2008	15,291	15,291
Societe Generale Eurodollar Time Deposit
4.550%	02/01/2008	21,408	21,408
Societe Generale Eurodollar Time Deposit
4.900%	02/29/2008	24,466	24,466
Societe Generale Eurodollar Time Deposit
5.150%	03/03/2008	21,408	21,408
Svenska Handlesbanken Eurodollar Time Deposit
3.120%	04/30/2008	27,524	27,524
Svenska Handlesbanken Eurodollar Time Deposit
3.125%	02/01/2008	100,127	100,127
Toronto Dominion Bank Eurodollar Time Deposit
3.100%	04/30/2008	33,640	33,640
Toronto Dominion Bank Eurodollar Time Deposit
4.080%	02/14/2008	24,466	24,466
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
4.800%	02/11/2008	30,582	30,582
UBS AG Eurodollar Time Deposit
4.455%	03/04/2008	30,582	30,582
Wells Fargo Eurodollar Time Deposit
4.040%	02/07/2008	24,466	24,466
			1,350,000

4

Repurchase Agreements — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 1/31/2008, 1.60%, due 2/01/2008 (e)
	343,144	343,144

TOTAL SHORT-TERM INVESTMENTS (Cost $1,693,144)		1,693,144

TOTAL INVESTMENTS — 98.9% (Cost $78,017,992) (f)		$83,178,465

Other Assets/(Liabilities) — 1.1%		908,188

NET ASSETS — 100.0%		$84,086,653

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $343,159. Collateralized by a U.S. Government Agency obligation with a rate of 5.327%, maturity date of 8/15/2036, and an aggregate market value, including accrued interest, of $351,423.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Premier Money Market Fund (“Money Market Fund”), MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), MassMutual Premier Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MassMutual Premier Core Bond Fund (“Core Bond Fund”), MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), MassMutual Premier Strategic Income Fund (“Strategic Income Fund”), MassMutual Premier High Yield Fund (“High Yield Fund”), MassMutual Premier International Bond Fund (“International Bond Fund”), MassMutual Premier Balanced Fund (“Balanced Fund”), MassMutual Premier Value Fund (“Value Fund”), MassMutual Premier Core Value Equity Fund (“Core Value Equity Fund”), MassMutual Premier Enhanced Index Value Fund (“Enhanced Index Value Fund”), MassMutual Premier Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MassMutual Premier Main Street Fund (“Main Street Fund”), MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), MassMutual Premier Core Growth Fund (“Core Growth Fund”), MassMutual Premier Enhanced Index Growth Fund (“Enhanced Index Growth Fund”), MassMutual Premier Discovery Value Fund (“Discovery Value Fund”), MassMutual Premier Small Capitalization Value Fund (“Small Capitalization Value Fund”), MassMutual Premier Main Street Small Cap Fund (“Main Street Small Cap Fund”), MassMutual Premier Small Company Opportunities Fund (“Small Company Opportunities Fund”), MassMutual Premier Global Fund (“Global Fund”), MassMutual Premier International Equity Fund (“International Equity Fund”) and MassMutual Premier Focused International Fund (“Focused International Fund”).

The International Bond Fund and Core Value Equity Fund commenced operations on December 20, 2007.

Each Fund has five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value.  The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions.  It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00.  All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.  Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide prices for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser.  In such cases, market maker quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security, if the investment adviser has experience obtaining quotations from the market maker and the investment adviser determines that quotations obtained by it from the market maker in the past have generally been reliable (or, if the investment adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable); in any such case, the investment adviser shall review any market quotations so obtained, in light of other information in its possession, for their general reliability.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information.  In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust’s foreign funds.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value.  The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan.  The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day.  As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.  The Funds receive compensation for lending their securities.  At January 31, 2008, the Funds loaned securities having the following market values collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities
	on Loan	Collateral

Short-Duration Bond Fund	$5,017,738	$5,162,588
Core Bond Fund	90,810,937	94,375,985
Diversified Bond Fund	15,033,622	15,798,135
Strategic Income Fund	5,123,477	5,400,722
High Yield Fund	18,756,722	19,596,542
Balanced Fund	4,706,627	4,790,469
Value Fund	49,410,523	51,345,167
Enhanced Index Value Fund	12,583,037	12,795,412
Enhanced Index Core Equity Fund	2,510,078	2,542,043
Main Street Fund	11,157,629	11,046,755
Capital Appreciation Fund	80,688,760	82,436,042
Core Growth Fund	1,442,295	1,448,870
Enhanced Index Growth Fund	10,631,443	10,706,115
Discovery Value Fund	6,882,049	7,014,458
Small Capitalization Value Fund	21,380,543	21,663,856
Main Street Small Cap Fund	20,469,961	20,872,131
Small Company Opportunities Fund	53,249,117	54,361,542
Global Fund	60,699,075	64,705,282
International Equity Fund	98,009,079	101,663,230
Focused International Fund	1,245,678	1,350,000
	$569,808,390	$589,075,344

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers.

The market value of the securities on loan is calculated based on the opening value of the securities loaned as of January 31, 2008.  As a result, the collateral value in the table above may not at least equal the market value of the securities on loan.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

A summary of open forward foreign currency contracts for the Strategic Income Fund and the International Bond Fund at January 31, 2008, is as follows:

			In Exchange		Unrealized
Settlement	Contracts to	Units of	for U.S.	Contracts at	Appreciation
Date	Deliver/Receive	Currency	Dollars	Value	(Depreciation)

Strategic Income Fund
BUYS
02/19/08	Argentine Peso	10,700,000	$3,397,178	$3,389,831	$(7,347)
02/29/08	Argentine Peso	2,350,000	744,661	744,495	(166)
02/13/08	Australian Dollar	116,000	105,096	103,507	(1,589)
02/22/08	Australian Dollar	1,950,000	1,717,658	1,739,984	22,326
02/29/08	Australian Dollar	2,215,000	1,953,591	1,976,443	22,852
04/10/08	Australian Dollar	6,425,000	5,655,520	5,691,659	36,139
03/04/08	Brazilian Real	20,295,000	11,365,603	11,403,608	38,005
02/13/08	British Pound	200,000	417,600	398,478	(19,122)
02/22/08	British Pound	870,000	1,702,934	1,733,378	30,444
02/29/08	British Pound	2,340,000	4,626,723	4,662,190	35,467

03/07/08	British Pound	685,000	1,347,082	1,364,009	16,927
04/10/08	British Pound	2,610,000	5,121,530	5,167,511	45,981
02/13/08	Canadian Dollar	405,000	429,936	406,933	(23,003)
02/29/08	Canadian Dollar	845,000	829,285	849,033	19,748
04/10/08	Canadian Dollar	1,340,000	1,331,955	1,327,041	(4,914)
02/25/08	Chilean Peso	815,900,000	1,713,536	1,751,798	38,262
03/17/08	Chilean Peso	540,000,000	1,123,128	1,158,627	35,499
02/22/08	Czech Republic Koruna	30,500,000	1,732,364	1,741,931	9,567
04/30/08	Czech Republic Koruna	52,800,000	2,999,318	2,993,670	(5,648)
02/13/08	Euro	1,715,000	2,518,272	2,548,746	30,474
02/29/08	Euro	12,930,000	19,041,332	19,215,908	174,576
03/07/08	Euro	11,750,000	17,278,344	17,452,940	174,596
03/27/08	Euro	3,210,000	4,614,889	4,751,036	136,147
04/07/08	Euro	2,420,000	3,428,232	3,576,274	148,042
04/10/08	Euro	1,190,000	1,719,070	1,758,390	39,320
05/14/08	Euro	1,970,000	2,862,092	2,907,312	45,220
02/22/08	Hungarian Forint	297,000,000	1,693,987	1,700,912	6,925
02/29/08	Hungarian Forint	303,000,000	1,726,889	1,735,273	8,384
04/30/08	Hungarian Forint	686,000,000	3,881,793	3,891,924	10,131
02/22/08	Indian Rupee	67,000,000	1,700,810	1,701,371	561
02/29/08	Indian Rupee	68,500,000	1,738,005	1,739,462	1,457
02/29/08	Indonesian Rupiah	27,720,000,000	2,944,810	2,997,891	53,081
02/29/08	Israeli Shekel	4,075,000	1,110,708	1,123,673	12,965
04/30/08	Israeli Shekel	5,620,000	1,534,052	1,550,302	16,250
05/02/08	Israeli Shekel	4,450,000	1,129,442	1,227,451	98,009
02/13/08	Japanese Yen	70,000,000	639,854	657,493	17,639
02/19/08	Japanese Yen	182,000,000	1,703,896	1,709,482	5,586
02/29/08	Japanese Yen	1,256,000,000	11,692,908	11,797,304	104,396
03/07/08	Japanese Yen	1,181,000,000	10,894,415	11,098,522	204,107
04/10/08	Japanese Yen	2,082,000,000	18,223,938	19,666,616	1,442,678
01/29/09	Kuwaiti Dinar Spot	78,000	290,828	288,748	(2,080)
03/17/08	Malaysian Ringgit	5,800,000	1,762,918	1,792,100	29,182
04/10/08	Malaysian Ringgit	2,130,000	643,019	657,773	14,754
04/30/08	Malaysian Ringgit	7,300,000	2,259,013	2,253,643	(5,370)
02/25/08	Mexican Peso	64,490,000	5,889,773	5,946,656	56,883
02/29/08	Mexican Peso	18,900,000	1,737,196	1,742,779	5,583
03/07/08	Mexican Peso	8,090,000	739,759	745,795	6,036
02/19/08	New Taiwan Dollar	54,000,000	1,678,061	1,679,026	965
02/29/08	New Taiwan Dollar	56,000,000	1,738,591	1,741,212	2,621
02/28/08	New Turkish Lira	2,125,000	1,783,017	1,807,357	24,340
04/17/08	New Turkish Lira	3,270,000	2,720,013	2,716,017	(3,996)
02/11/08	New Zealand Dollar	465,000	355,692	364,932	9,240
02/19/08	New Zealand Dollar	2,250,000	1,771,875	1,765,800	(6,075)
02/29/08	New Zealand Dollar	2,275,000	1,751,632	1,785,420	33,788
03/03/08	New Zealand Dollar	2,275,000	1,761,988	1,785,420	23,432
04/10/08	New Zealand Dollar	445,000	340,920	345,147	4,227
05/14/08	New Zealand Dollar	2,665,000	1,970,664	2,055,897	85,233
02/11/08	Norwegian Krone	5,730,000	1,070,868	1,056,465	(14,403)
02/22/08	Norwegian Krone	18,600,000	3,405,734	3,429,361	23,627
04/10/08	Norwegian Krone	3,470,000	655,323	634,890	(20,433)
05/14/08	Norwegian Krone	8,100,000	1,464,977	1,478,303	13,326
04/18/08	Peruvian New Sol	2,215,000	762,212	760,905	(1,307)

02/29/08	Philippine Peso	120,000,000	2,878,793	2,958,945	80,152
04/30/08	Philippine Peso	56,000,000	1,376,598	1,373,121	(3,477)
04/10/08	Polish Zloty	1,970,000	808,869	805,293	(3,576)
04/30/08	Polish Zloty	5,280,000	2,142,249	2,155,223	12,974
01/29/09	Qatari Riyal Spot	1,020,000	290,764	284,513	(6,251)
02/11/08	Republic of Korea Won	1,550,000,000	1,633,298	1,642,123	8,825
02/29/08	Republic of Korea Won	1,540,000,000	1,625,398	1,631,529	6,131
03/31/08	Republic of Korea Won	1,885,000,000	1,987,558	1,994,273	6,715
04/30/08	Republic of Korea Won	1,566,000,000	1,727,913	1,655,730	(72,183)
02/21/08	Russian Ruble	43,650,000	1,669,216	1,786,328	117,112
01/29/09	Saudi Riyal	1,070,000	289,777	289,951	174
02/05/08	Singapore Dollar	3,285,000	2,221,518	2,318,523	97,005
02/11/08	Singapore Dollar	4,475,000	3,126,358	3,158,415	32,057
02/29/08	Singapore Dollar	2,500,000	1,762,083	1,764,478	2,395
04/30/08	Slovakia Koruna	51,100,000	2,239,853	2,248,734	8,881
02/19/08	South African Rand	11,400,000	1,638,402	1,534,062	(104,340)
02/29/08	South African Rand	40,390,000	5,628,409	5,435,156	(193,253)
04/10/08	Swedish Krona	13,230,000	2,040,293	2,062,776	22,483
02/11/08	Swiss Franc	790,000	710,559	730,906	20,347
02/13/08	Swiss Franc	118,000	105,925	109,173	3,248
02/29/08	Swiss Franc	233,000	213,584	215,571	1,987
04/10/08	Swiss Franc	5,175,000	4,489,781	4,777,017	287,236
01/28/09	Ukraine Hryvna	1,510,000	289,772	280,920	(8,852)
01/29/09	United Arab Emirates Durham	1,040,000	290,909	289,916	(993)
01/30/09	Vietnamese Dong	4,600,000,000	289,490	288,228	(1,262)
					$3,613,080
SELLS
2/19/2008	Argentine Peso	7,550,000	2,388,342	2,391,889	(3,547)
2/11/2008	Australian Dollar	1,640,000	1,428,835	1,463,372	(34,537)
02/13/08	Australian Dollar	116,000	100,821	103,507	(2,686)
02/22/08	Australian Dollar	1,950,000	1,717,794	1,739,984	(22,190)
02/29/08	Australian Dollar	2,339,000	2,062,910	2,087,088	(24,178)
04/10/08	Australian Dollar	6,425,000	5,695,560	5,691,659	3,901
03/04/08	Brazilian Real	2,320,000	1,301,214	1,303,590	(2,376)
02/13/08	British Pound	200,000	412,956	398,478	14,478
02/22/08	British Pound	870,000	1,722,578	1,733,378	(10,800)
02/29/08	British Pound	2,350,000	4,651,384	4,682,114	(30,730)
03/07/08	British Pound	685,000	1,377,080	1,364,009	13,071
04/10/08	British Pound	1,200,000	2,452,592	2,375,867	76,725
05/14/08	British Pound	610,000	1,212,744	1,205,044	7,700
02/11/08	Canadian Dollar	1,075,000	1,075,688	1,080,131	(4,443)
02/13/08	Canadian Dollar	405,000	407,264	406,933	331
02/29/08	Canadian Dollar	1,290,000	1,260,861	1,296,157	(35,296)
04/10/08	Canadian Dollar	6,520,000	6,588,310	6,456,948	131,362
02/25/08	Chilean Peso	815,900,000	1,751,302	1,751,798	(496)
02/15/08	Chinese Renminbi Yuan	12,200,000	1,688,815	1,698,738	(9,923)
02/11/08	Colombian Peso	1,584,000,000	770,054	817,886	(47,832)
03/04/08	Colombian Peso	2,029,000,000	980,667	1,047,658	(66,991)
05/06/08	Colombian Peso	1,566,000,000	792,510	793,755	(1,245)
02/22/08	Czech Republic Koruna	30,500,000	1,705,135	1,741,931	(36,796)
02/13/08	Euro	1,715,000	2,553,292	2,548,746	4,546

02/29/08	Euro	12,780,000	18,741,748	18,992,985	(251,237)
03/07/08	Euro	11,750,000	17,063,133	17,452,940	(389,807)
04/10/08	Euro	11,665,000	16,892,323	17,236,655	(344,332)
04/29/08	Euro	3,420,000	4,902,536	5,050,045	(147,509)
05/21/08	Euro	250,000	367,000	368,850	(1,850)
02/22/08	Hungarian Forint	297,000,000	1,690,179	1,700,912	(10,733)
02/29/08	Hungarian Forint	303,000,000	1,719,471	1,735,273	(15,802)
02/22/08	Indian Rupee	67,000,000	1,694,744	1,701,371	(6,627)
02/29/08	Indian Rupee	68,500,000	1,731,635	1,739,462	(7,827)
02/28/08	Israeli Shekel	6,400,000	1,728,889	1,764,787	(35,898)
02/29/08	Israeli Shekel	4,075,000	1,115,491	1,123,673	(8,182)
02/13/08	Japanese Yen	70,000,000	653,741	657,493	(3,752)
02/19/08	Japanese Yen	182,000,000	1,710,526	1,709,482	1,044
02/29/08	Japanese Yen	1,286,000,000	11,918,217	12,079,087	(160,870)
03/07/08	Japanese Yen	1,181,000,000	10,674,122	11,098,522	(424,400)
04/10/08	Japanese Yen	383,000,000	3,574,993	3,617,826	(42,833)
05/14/08	Japanese Yen	127,000,000	1,196,821	1,202,010	(5,189)
04/10/08	Malaysian Ringgit	20,000	6,161	6,176	(15)
02/25/08	Mexican Peso	43,700,000	3,987,176	4,029,600	(42,424)
02/29/08	Mexican Peso	18,900,000	1,729,787	1,742,779	(12,992)
03/07/08	Mexican Peso	8,090,000	737,567	745,795	(8,228)
03/31/08	Mexican Peso	930,000	85,044	85,475	(431)
02/12/08	New Taiwan Dollar	23,000,000	709,447	715,141	(5,694)
02/19/08	New Taiwan Dollar	54,000,000	1,682,243	1,679,026	3,217
02/29/08	New Taiwan Dollar	112,000,000	3,475,239	3,482,424	(7,185)
02/19/08	New Zealand Dollar	2,250,000	1,707,053	1,765,800	(58,747)
02/29/08	New Zealand Dollar	2,275,000	1,751,511	1,785,420	(33,909)
04/10/08	New Zealand Dollar	1,455,000	1,090,009	1,128,513	(38,504)
02/22/08	Norwegian Krone	18,600,000	3,401,770	3,429,361	(27,591)
04/10/08	Norwegian Krone	7,260,000	1,315,996	1,328,330	(12,334)
04/10/08	Polish Zloty	40,000	16,496	16,351	145
02/11/08	Republic of Korea Won	1,887,000,000	2,016,416	1,999,153	17,263
02/05/08	Singapore Dollar	2,875,000	2,002,032	2,029,149	(27,117)
02/11/08	Singapore Dollar	2,425,000	1,682,275	1,711,543	(29,268)
02/29/08	Singapore Dollar	5,000,000	3,519,206	3,528,956	(9,750)
02/19/08	South African Rand	11,400,000	1,605,869	1,534,062	71,807
02/29/08	South African Rand	12,300,000	1,696,505	1,655,172	41,333
04/10/08	Swedish Krona	3,640,000	568,892	567,536	1,356
05/14/08	Swedish Krona	7,750,000	1,194,446	1,206,672	(12,226)
02/13/08	Swiss Franc	118,000	107,336	109,173	(1,837)
02/29/08	Swiss Franc	352,000	320,256	325,670	(5,414)
04/10/08	Swiss Franc	4,055,000	3,627,371	3,743,151	(115,780)
					$(2,252,081)
International Bond Fund
BUYS
03/19/08	Swiss Franc	120,000	$104,330	$110,927	$6,597
03/19/08	Danish Krone	620,000	119,407	123,343	3,936
03/19/08	Japanese Yen	460,000,000	4,112,872	4,334,773	221,901
03/19/08	Norwegian Krone	2,850,000	508,673	524,483	15,810
03/19/08	Swedish Krona	3,860,000	586,952	604,386	17,434
03/19/08	Singapore Dollar	87,000	59,930	61,538	1,608
					$267,286

SELLS
03/19/08	Australian Dollar	1,850,000	1,580,205	1,649,625	(69,420)
03/19/08	Canadian Dollar	255,000	256,038	253,874	2,164
03/19/08	Euro	1,240,000	1,782,544	1,838,839	(56,295)
03/19/08	British Pound	596,000	1,178,742	1,182,136	(3,394)
02/25/08	Mexican Peso	5,140,000	467,975	473,598	(5,623)
03/19/08	Polish Zloty	290,000	114,956	119,080	(4,124)
					$(136,692)

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.  The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at January 31, 2008 is as follows:

			Notional	Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Core Bond Fund
BUYS
150	U.S. Treasury Note 2 Year	4/3/2008	$31,982,813	$(9,938)
245	U.S. Treasury Note 10 Year	3/30/2008	28,596,094	768,685
				$758,747

SELLS
60	U.S. Treasury Note 5 Year	3/31/2008	$6,780,000	$(179,757)

Diversified Bond Fund
BUYS
116	U.S. Treasury Note 10 Year	3/30/2008	$13,539,375	$224,672

SELLS
98	U.S. Treasury Note 5 Year	3/31/2008	$11,074,000	$(279,058)

Strategic Income Fund
BUYS
39	JGB Mini 10 Year	3/10/2008	$5,046,025	$53,482
22	Canadian Bond 10 Year	3/31/2008	2,567,496	(6,137)
169	Euro Schatz	3/10/2008	26,248,648	119,092
3	Amsterdam Index	2/18/2008	393,458	(31,637)
748	U.S. Treasury Note 5 Year	3/31/2008	84,524,000	1,823,039
1	Long Gilt	3/31/2008	220,298	4,941
6	S&P/TSE 60 IX	3/19/2008	933,956	26,889
2	S&P/MIB Index	3/20/2008	509,987	(33,996)
62	U.S. Treasury Note 10 Year	3/30/2008	7,586,719	(11,752)
243	U.S. Long Bond	3/31/2008	29,589,500	766,185
				$2,710,106
SELLS

9	CAC40 10 Euro	2/15/2008	652,650	$55,308
79	S&P E-mini	3/20/2008	5,449,420	385,105
8	Dax Index	3/20/2008	2,054,007	209,124
5	H-Shares IDX	2/28/2008	320,238	32,753
16	Mex Bolsa IDX	3/19/2008	427,872	15,764
12	Nikkei 225 Index	3/10/2008	1,527,262	196,534
40	NASDAQ 100 E-Mini	3/20/2008	1,478,200	(25,547)
59	OMX30 Ind	2/23/2008	879,095	(23,758)
7	EURO Bund	3/10/2008	1,213,931	(37,753)
141	U.S. Treasury Note 2 Year	4/3/2008	27,718,438	36,835
11	AUST 10 year Bond	3/15/2008	975,710	(14,006)
12	FTSE 100 Index	3/21/2008	1,404,395	95,810
7	S&P 500	3/31/2008	2,414,300	(64,014)
				$862,155
Balanced Fund
BUYS
80	S&P E-mini	3/20/2008	$5,518,400	$126,240
10	U.S. Treasury Note 2 Year	3/31/2008	2,132,850	(638)
4	U.S. Treasury Note 5 Year	3/31/2008	452,000	48
23	U.S. Treasury Note 10 Year	3/30/2008	2,684,531	74,257
				$199,907

Options

The Funds may purchase put and call options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements.  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option.  A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists.  If the option is allowed to expire, a Fund will lose the entire premium it paid.  Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price.  If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially.  However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.  See the Portfolio of Investments of the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund  for open purchased option contracts as of January 31, 2008.

The Funds may also “write” put and call options.  When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price.  If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium a call writer offsets part of the effect of a price increase.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security  price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Income Fund at January 31, 2008, is as follows:

Notional	Expiration
Amount	Date	Description	Premiums	Value
Strategic Income Fund
$33,000,000	2/05/2008	Barclays Bank JPY Call, Strike 106.87	$2,362	$2,485
33,000,000	2/05/2008	Barclays Bank JPY Put, Strike 106.87	2,362	1,373
230,000	2/05/2008	Lehman Brothers EUR Call, Strike 1.48	1,817	3,101
230,000	2/05/2008	Lehman Brothers EUR Put, Strike 1.48	1,817	643
32,000,000	2/06/2008	Merrill Lynch JPY Call, Strike 107.35	2,429	3,680
32,000,000	2/06/2008	Merrill Lynch JPY Put, Strike 107.35	2,377	848
230,000	2/06/2008	Lehman Brothers EUR Call, Strike 1.48	1,955	3,091
230,000	2/06/2008	Lehman Brothers EUR Put, Strike 1.48	1,955	872
350,000,000	2/12/2008	Lehman Brothers JPY Call, Strike 102.90	40,479	6,814
33,000,000	2/01/2008	Credit Suisse Securities JPY Call, Strike 107.65	2,399	23
33,000,000	2/01/2008	Credit Suisse Securities JPY Put, Strike 107.65	2,429	3,732
230,000	2/01/2008	Credit Suisse Securities EUR Call, Strike 1.47	1,877	3,801
230,000	2/01/2008	Credit Suisse Securities EUR Put, Strike 1.47	1,860	63
230,000	2/04/2008	Merrill Lynch EUR Call, Strike 1.48	1,848	3,197
230,000	2/04/2008	Merrill Lynch EUR Put, Strike 1.48	1,874	391
32,000,000	2/04/2008	Merrill Lynch JPY Call, Strike 106.80	2,577	2,112
32,000,000	2/04/2008	Merrill Lynch JPY Put, Strike 106.80	2,554	861
			$74,971	$37,087

Transactions in options written for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund during the period ended January 31, 2008 were as follows:

	Number of	Premiums
	Contracts	Received

Short-Duration Bond Fund
Option outstanding at October 31, 2007	50,375,000	$488,250
Options written	—	—
Options terminated in closing purchase transactions	(50,375,000)	(488,250)
Option outstanding at January 31, 2008	—	$—

Core Bond Fund
Option outstanding at October 31, 2007	151,125,000	$1,464,751
Options written	—	—

Options terminated in closing purchase transactions	(151,125,000)	(1,464,751)
Option outstanding at January 31, 2008	—	$—

Diversified Bond Fund
Option outstanding at October 31, 2007	50,375,000	$488,250
Options written	—	—
Options terminated in closing purchase transactions	(50,375,000)	(488,250)
Option outstanding at January 31, 2008	—	$—

Strategic Income Fund
Option outstanding at October 31, 2007	137,470,000	$33,762
Options written	1,926,690,000	385,303
Options terminated in closing purchase transactions	(1,452,320,000)	(344,094)
Option outstanding at January 31, 2008	611,840,000	$74,971

Balanced Fund
Option outstanding at October 31, 2007	25,187,500	$244,125
Options written	—	—
Options terminated in closing purchase transactions	(25,187,500)	(244,125)
Option outstanding at January 31, 2008	—	$—

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index.  The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates.  The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit.  Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar.  If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid.  When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swap transactions tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument.  When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event.  The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security.

The Funds may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When a Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

A summary of open swap agreements for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at January 31, 2008, is as follows:

Notional Amount	Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)

Short-Duration Bond Fund
Credit Default Swaps
1,250,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	$(4,151)

7,312,000 USD	10/12/2052	Agreement with Goldman Sachs & Co., dated 3/27/2007 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX.NA.A.1.	1,390,936

1,200,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	32,319

1,050,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sarah Lee Corp.	(8,712)

525,000 USD	9/20/2017	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	60,966

1,250,000 USD	9/20/2017	Agreement with JP Morgan Chase, dated 8/21/2007 to pay 1.20% times the notional amount. The Fund receives payment only upon a default event of LCDX.NA.8.	10,096

900,000 USD	9/20/2012	Agreement with Bear Stearns Bank PLC, dated 8/21/2007 to pay 0.65% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	33,725

450,000 USD	9/20/2017	Agreement with Credit Suisse Securities LLC, dated 8/31/2007 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	21,238

2,500,000 USD	10/12/2052	Agreement with Goldman Sachs & Co., dated 9/25/2007 to pay 0.76% times the notional amount. The Fund receives payments only upon a default event of CMBX.NA.BBB.1.	450,283

950,000 USD	12/20/2012	Agreement with Bear Stearns Bank PLC, dated 11/09/2007 to pay 0.85% times the notional amount. The Fund receives payments only upon a default event of Citigroup, Inc.	(3,050)

920,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 9/20/2007 to receive 0.38% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.9.	(9,515)

500,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payments only upon a default event of Citigroup, Inc.	405

487,500 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund makes payments only upon a default event of Goldman Sachs & Co.	(1,355)

920,000 USD	12/20/2012	Agreement with Goldman Sachs & Co., dated 9/21/2007 to pay 0.60% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.IG.9.	18,195

Interest Rate Swaps
1,015,350 USD	1/17/2015	Agreement with Goldman Sachs & Co., dated 1/17/2008 to receive the notional amount times 3.958% and to pay the notional amount times the three month USD-LIBOR-BBA Index.	(1,692)

29,000,000 USD	4/17/2008	Agreement with Goldman Sachs & Co., dated 4/15/2008 to pay the notional amount times the seven year CMS Index and to receive the notional amount times the CMM Constant Maturity Mortgage.	46,683

1,373,750 USD	12/18/2014	Agreement with Bear Stearns Bank PLC, dated 12/18/2007 to receive the notional amount times 4.698% and to pay the notional amount times the three month USD-LIBOR-BBA Index	(65,205)

39,250,000 USD	2/29/2008	Agreement with Bear Stearns Bank PLC, dated 12/18/2007 to pay the notional amount times the seven year CMS Index and to receive the notional amount times the CMM Constant Maturity Mortgage.	112,133
			$2,083,299

Core Bond Fund
Credit Default Swaps
3,800,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	$(12,620)

22,026,000 USD	10/12/2052	Agreement with Goldman Sachs & Co., dated 3/07/2006 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBS Index NA.A.1.	4,190,193

4,020,000 USD	6/20/2016	Agreement with Credit Suisse Securities LLC, dated 8/10/2006 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	229,832

4,020,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/2006 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	499,794

3,525,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Notes.	94,938

3,300,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(27,380)

1,562,500 USD	9/20/2017	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	181,447

3,000,000 USD	9/20/2012	Agreement with Bear Stearns Bank PLC, dated 8/21/2007 to pay 0.65% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	112,418

1,650,000 USD	9/20/2017	Agreement with Credit Suisse Securities LLC, dated 8/31/2007 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	77,871

3,850,000 USD	6/20/2012	Agreement with JP Morgan Chase, dated 5/23/2007 to pay 1.20% times the notional amount. The Fund receives payment only upon a default event of LCDX.NA.8.	31,095

7,700,000 USD	10/12/2052	Agreement with Goldman Sachs & Co., dated 9/25/2007 to pay 0.76% times the notional amount. The Fund receives payments only upon a default event of CMBX.NA.BBB.1.	1,386,871

3,100,000 USD	12/20/2012	Agreement with Bear Stearns Bank PLC, dated 11/09/2007 to pay 0.85% times the notional amount. The Fund receives payments only upon a default event of Citigroup, Inc. Note.	(9,952)

2,800,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 9/21/2007 to receive 0.38% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.9.	(28,957)

1,500,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payments only upon a default event of Citigroup, Inc. Note.	1,214

1,500,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund makes payments only upon a default event of Goldman Sachs & Co.	(4,168)

2,800,000 USD	12/20/2012	Agreement with Goldman Sachs & Co., dated 9/21/2007 to pay 0.600% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.IG.9.	55,375

Interest Rate Swaps
3,115,350 USD	1/17/2015	Agreement with Goldman Sachs & Co., dated 1/17/2008 to receive the notional amount times 3.958% and to pay the notional amount times the three month USD-LIBOR-BBA Index.	(5,192)

89,000,000 USD	4/17/2008	Agreement with Goldman Sachs & Co., dated 4/15/2008 to pay the notional amount times the seven year CMS Index and to receive the notional amount times the CMM Constant Maturity Mortgage.	143,267

4,200,000 USD	12/18/2014	Agreement with Bear Stearns Bank PLC, dated 12/18/2007 to receive the notional amount times 4.698% and to pay the notional amount times the three month USD-LIBOR-BBA Index	(199,353)

120,000,000 USD	2/29/2008	Agreement with Bear Stearns Bank PLC, dated 12/18/2007 to pay the notional amount times the seven year CMS Index and to receive the notional amount times the CMM Constant Maturity Mortgage.	342,827
			$7,059,520

Diversified Bond Fund
Credit Default Swaps
900,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	$(2,989)

6,215,000 USD	10/12/2052	Agreement with Goldman Sachs & Co., dated 3/21/2006 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX Index NA.A.1.	1,182,295

1,225,000 USD	6/20/2016	Agreement with CSFB International, dated 8/9/2006, to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	70,036

1,225,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/2006 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	152,301

1,030,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Notes.	27,741

5,000,000 USD	6/20/2012	Agreement with JP Morgan Chase, dated 4/10/2007 to pay 2.75% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.HY.8	373,841

1,000,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(8,297)

1,000,000 USD	9/20/2012	Agreement with Bear Stearns, dated 8/21/2007 to pay 0.65% times the notional amount. The Fund receives payments only upon a default event of Brunswick Corp.	37,473

500,000 USD	9/20/2017	Agreement with CSFB International, dated 8/31/2007 to pay 1.05% times the notional amount. The Fund receives payments only upon a default event of Brunswick Corp.	23,597

1,250,000 USD	6/20/2012	Agreement with JP Morgan Chase, dated 5/23/2007 to pay 1.20% times the notional amount. The Fund receives payment only upon a default event of LCDX.NA.8.	10,060

5000,000 USD	9/20/2017	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	58,063

2,500,000 USD	10/14/2052	Agreement with Goldman Sachs & Co., dated 9/25/2007 to pay 0.76% times the notional amount. The Fund receives payments only upon a default event of CMBX.NA.BBB.1.	450,283

1,000,000 USD	12/20/2012	Agreement with Bear Stearns Bank PLC, dated 11/09/2007 to pay 0.85% times the notional amount. The Fund receives payments only upon a default event of Citigroup, Inc. Note.	(3,210)

4500,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payments only upon a default event of Citigroup, Inc. Note.	4

4500,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund makes payments only upon a default event of Goldman Sachs & Co.	(1,251)

1,874,000 USD	10/12/2052	Agreement with Goldman Sachs & Co., dated 9/21/2007 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.A.1.	138,794

1,000,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 9/20/2007 to pay 0.38% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.IG.9.	(10,342)

1,000,000 USD	12/20/2012	Agreement with Goldman Sachs & Co., dated 9/21/2007 to pay 0.60% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.IG.9.	19,777

Interest Rate Swaps
927,150 USD	1/17/2015	Agreement with Goldman Sachs & Co., dated 1/17/2008 to receive the notional amount times 3.958% and to pay the notional amount times the three month USD-LIBOR-BBA Index.	(1,545)

26,500,000 USD	4/17/2008	Agreement with Goldman Sachs & Co., dated 4/15/2008 to pay the notional amount times the seven year CMS Index and to receive the notional amount times the CMM Constant Maturity Mortgage.	42,658

1,268,750 USD	12/18/2014	Agreement with Bear Stearns Bank PLC, dated 12/18/2007 to receive the notional amount times 4.698% and to pay the notional amount times the three month USD-LIBOR-BBA Index	(60,221)

36,250,000 USD	2/29/2008	Agreement with Bear Stearns Bank PLC, dated 12/18/2007 to pay the notional amount times the seven year CMS Index and to receive the notional amount times the CMM Constant Maturity Mortgage.	103,562
			$2,602,630

Strategic Income Fund
Credit Default Swaps
145,000 USD	11/21/2016	Agreement with Morgan Stanley & Co., dated 11/03/2006 to receive 2.75% times notional amount. The Fund makes payment only upon a default event of Republic of Turkey.	$910

260,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 11/22/2006 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(21,219)

210,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 11/22/2006 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(25,143)

210,000 USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 11/28/2006 to receive 4.90% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(27,762)

260,000 USD	12/20/2016	Agreement with JP Morgan Chase dated 11/28/2006 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(25,044)

260,000 USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 11/29/2006 to receive 6.15% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(24,561)

210,000 USD	12/20/2016	Agreement with Goldman Sachs & Co., dated 11/29/2006 to receive 4.95% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(25,648)

400,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 11/30/2006 to pay 5.85% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	(35,279)

315,000 USD	12/20/2016	Agreement with JP Morgan Chase, dated 11/30/2006 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(46,846)

255,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 12/06/2006 to receive 4.68% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(31,330)

320,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 12/06/2006 to receive 5.80% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(28,926)

240,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 12/02/2006 to pay 1.71% times the notional amount. The Fund receives payment only upon a default event of Peru Bond.	758

515,000 USD	12/20/2015	Agreement with Citigroup, dated 12/07/2005 to pay 0.40% times the notional amount. The Fund receives payment only upon a default event of Hungary Bond.	16,048

920,000 USD	3/24/2013	Agreement with Morgan Stanley & Co., dated 5/04/2006 to receive 1.30% times the notional amount. The Fund makes payment only upon a default event of USD 110,000,000 Eurobonds.	(18,292)

190,000 USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 1/08/2007 to receive 4.62% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(27,299)

230,000 USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 1/08/2007 to receive 5.90% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(22,982)

120,000 USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/11/2007 to receive 1.50% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods.	(10,051)

195,000 USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 2/28/2007, to receive 2.55% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(26,555)

288,000 USD	3/20/2008	Agreement with Barclays Bank PLC, dated 3/05/2007 to receive 1.22% times notional amount. The Fund makes payment only upon a default event of Residential Capital LLC.	(19,538)

145,000 USD	3/20/2008	Agreement with Barclays Bank PLC, dated 3/05/2007 to receive 1.20% times notional amount. The Fund makes payment only upon a default event of Residential Capital LLC.	(9,840)

144,000 USD	3/20/2008	Agreement with Goldman Sachs & Co., dated 3/05/2007 to receive 1.18% times notional amount. The Fund makes payment only upon a default event of Residential Capital LLC.	(7,345)

145,000 USD	3/20/2008	Agreement with Credit Suisse Securities LLC, dated 3/06/2007 to receive 1.30% times notional amount. The Fund makes payment only upon a default event of Residential Capital LLC.	(5,537)

145,000 USD	3/20/2008	Agreement with Goldman Sachs & Co., dated 3/06/2007 to receive 1.38% times notional amount. The Fund makes payment only upon a default event of Residential Capital LLC.	(7,363)

221,000 USD	3/20/2008	Agreement with Barclays Bank PLC, dated 3/07/2007 to receive 1.75% times notional amount. The Fund makes payment only upon a default event of Residential Capital LLC.	(14,848)

155,000 USD	3/20/2017	Agreement with Deutsche Bank, dated 3/15/2007 to pay 0.63% times notional amount. The Fund receives payment only upon a default event of Inco Ltd.	2,648

155,000 USD	3/20/2017	Agreement with Deutsche Bank, dated 3/15/2007 to receive 1.05% times notional amount. The Fund makes payment only upon a default event of Vale Overseas Ltd.	(8,300)

1,440,000 USD	4/20/2017	Agreement with Deutsche Bank, dated 3/22/2007 to pay 1.32% times notional amount. The Fund receives payment only upon a default event of CDXHY7 Index.	(46,935)

412,000 USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/29/2007 to receive 2.00% times notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises.	(26,377)

295,000 USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/29/2007 to receive 2.00% times notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises.	(18,886)

74,000 USD	6/20/2008	Agreement with Citigroup, dated 3/29/2007 to receive 1.10% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(1,939)

74,000 USD	6/20/2008	Agreement with Lehman Brothers, Inc., dated 3/29/2007 to receive 1.10% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(3,872)

147,000 USD	6/20/2008	Agreement with Lehman Brothers, Inc., dated 3/30/2007 to receive 1.15% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(7,665)

295,000 USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/29/2007 to receive 1.80% times notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises.	(19,094)

815,000 USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/30/2007 to receive 2.20% times notional amount. The Fund makes payment only upon a default event of Standard Pacific.	(74,690)

405,000 USD	4/20/2011	Agreement with Credit Suisse Securities LLC, dated 3/31/2007 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of Ukraine Bond.	(39,278)

327,000 USD	6/20/2008	Agreement with Lehman Brothers, Inc., dated 4/02/2007 to receive 1.20% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(16,990)

515,000 USD	4/20/2012	Agreement with Barclays Bank PLC, dated 4/06/2007 to receive 1.62% times notional amount. The Fund makes payment only upon a default event of Republic of Turkey.	(3,126)

385,000 USD	4/20/2017	Agreement with Citigroup, dated 4/09/2007 to receive 2.47% times notional amount. The Fund makes payment only upon a default event of Republic of Turkey.	(6,196)

520,000 USD	4/20/2012	Agreement with Morgan Stanley & Co., dated 4/11/2007 to receive 1.60% times notional amount. The Fund makes payment only upon a default event of Republic of Turkey.	(4,510)

260,000 USD	4/20/2017	Agreement with Merrill Lynch International, dated 4/11/2007 to receive 2.47% times notional amount. The Fund makes payment only upon a default event of Republic of Turkey.	(3,208)

115,000 USD	6/20/2008	Agreement with Lehman Brothers, Inc., dated 4/24/2007 to receive 2.65% times notional amount. The Fund makes payment only upon a default event of Beazer Homes.	(6,768)

135,000 USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 4/27/2007, to receive 2.50% times the notional amount. The Fund makes payment only upon a default event of Beazer Homes.	(6,819)

75,000 USD	6/20/2008	Agreement with Lehman Brothers, Inc., dated 5/05/2007, to receive 2.33% times the notional amount. The Fund makes payment only upon a default event of Beazer Homes.	(4,498)

1,635,000 EUR	3/23/2013	Agreement with Morgan & Stanley & Co., dated 5/11/2007 to receive 3.00% times notional amount. The Fund makes payment only upon a default event of MOS Gisad CDS.	(32,624)

140,000 USD	6/20/2011	Agreement with Morgan Stanley & Co., dated 5/16/2007 to receive 0.95% times notional amount. The Fund makes payment only upon a default event of Dean Foods Co.	(13,914)

140,000 USD	6/20/2011	Agreement with JP Morgan Chase, dated 5/17/2007 to receive 1.03% times notional amount. The Fund makes payment only upon a default event of Dean Foods Co.	(15,395)

140,000 USD	6/20/2011	Agreement with JP Morgan Chase, dated 5/17/2007 to receive 1.06% times notional amount. The Fund makes payment only upon a default event of Dean Foods Co.	(15,273)

80,000 USD	6/20/2011	Agreement with Credit Suisse Securities LLC, dated 5/31/2007, to receive 1.02% times the notional amount. The Fund makes payment only upon a default event of Dean Foods Co.	(8,041)

75,000 USD	6/20/2011	Agreement with Credit Suisse Securities LLC, dated 6/01/2007, to receive 1.00% times the notional amount. The Fund makes payment only upon a default event of Dean Foods Co.	(7,581)

144,000 USD	6/20/2011	Agreement with Citigroup, dated 6/01/2007, to receive 0.72% times the notional amount. The Fund makes payment only upon a default event of El Paso Corp.	(5,436)

216,000 USD	6/20/2011	Agreement with Lehman Brothers, Inc., dated 6/01/2007, to receive 0.73% times the notional amount. The Fund makes payment only upon a default event of El Paso Corp.	(7,854)

145,000 USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/01/2007, to receive 1.53% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(17,126)

70,000 USD	6/20/2011	Agreement with Credit Suisse Securities LLC, dated 6/05/2007, to receive 0.74% times the notional amount. The Fund makes payment only upon a default event of El Paso Corp.	(2,876)

145,000 USD	6/20/2011	Agreement with Credit Suisse Securities LLC, dated 6/06/2007, to receive 1.53% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(17,420)

70,000 USD	6/20/2011	Agreement with JP Morgan Chase Bank, dated 6/06/2007, to receive 1.05% times the notional amount. The Fund makes payment only upon a default event of Dean Foods Co.	(7,657)

140,000 USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/08/2007, to receive 1.58% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(16,335)

130,000 USD	6/20/2011	Agreement with Citigroup, dated 6/08/2007, to receive 0.78% times the notional amount. The Fund makes payment only upon a default event of El Paso Corp.	(4,664)

75,000 USD	6/20/2011	Agreement with Credit Suisse Securities LLC, dated 6/11/2007, to receive 0.77% times the notional amount. The Fund makes payment only upon a default event of El Paso Corp.	(3,011)

205,000 USD	3/20/2017	Agreement with Goldman Sachs & Co., dated 2/09/2007 to receive 1.39% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(47,156)

90,000 USD	3/20/2012	Agreement with Morgan Stanley & Co., dated 1/16/2007 to receive 1.51% times the notional amount. The Fund makes payment only upon a default event of Smithfield Food.	(6,752)

180,000 USD	12/20/2011	Agreement with Credit Suisse Securities LLC, dated 1/19/2007 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.7.	(9,127)

510,000 USD	12/20/2011	Agreement with Deutsche Bank, dated 1/19/2007 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.7.	(26,311)

120,000 USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/22/2007 to receive 1.49% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods.	(10,805)

260,000 USD	3/20/2012	Agreement with Lehman Brothers, Inc., dated 1/25/2007 to receive 1.58% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods.	(22,552)

700,000 USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/29/2007 to receive 2.39% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(98,666)

375,000 USD	3/20/2012	Agreement with Deutsche Bank, dated 1/30/2007 to receive 2.39% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(51,021)

180,000 USD	3/20/2017	Agreement with Goldman Sachs & Co., dated 1/31/2007 to receive 1.39% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(41,405)

180,000 USD	3/20/2017	Agreement with Lehman Brothers, Inc., dated 1/30/2007 to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(42,988)

160,000 USD	3/20/2017	Agreement with Goldman Sachs & Co., dated 2/02/2007 to receive 1.39% times the notional amount. The Fund makes payment only upon default GMAC LLC.	(36,805)

271,000 USD	3/20/2017	Agreement with Goldman Sachs & Co., dated 2/02/2007 to receive 1.39% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(64,109)

210,000 USD	3/20/2012	Agreement with Deutsche Bank, dated 2/06/2007 to receive 2.34% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(28,863)

240,000 USD	3/20/2012	Agreement with Citigroup, dated 2/06/2007 to receive 2.32% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(34,097)

285,000 USD	3/20/2017	Agreement with Deutsche Bank, dated 2/06/2007 to receive 1.37% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(65,091)

235,000 USD	3/20/2017	Agreement with Goldman Sachs & Co., dated 2/07/2007 to receive 1.37% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(54,250)

145,000 USD	3/20/2017	Agreement with Lehman Brothers, Inc., dated 2/13/2007 to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(34,629)

190,000 USD	6/20/2011	Agreement with JP Morgan Chase Bank, dated 6/11/2007, to receive 1.08% times the notional amount. The Fund makes payment only upon a default event of Dean Foods Co.	(20,618)

390,000 USD	6/20/2017	Agreement with Morgan Stanley & Co., dated 6/09/2007, to receive 1.04% times the notional amount. The Fund makes payment only upon a default event of Republic of Peru.	(20,580)

145,000 USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/12/2007, to receive 1.59% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(16,877)

75,000 USD	6/20/2011	Agreement with Credit Suisse Securities LLC, dated 6/14/2007, to receive 1.61% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(8,839)

180,000 USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/14/2007, to receive 1.62% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(20,797)

70,000 USD	6/20/2011	Agreement with Lehman Brothers, Inc., dated 6/18/2007, to receive 0.80% times the notional amount. The Fund makes payment only upon a default event of El Paso Corp.	(2,393)

205,000 USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/16/2007, to receive 2.06% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(21,108)

130,000 USD	6/20/2011	Agreement with Citigroup, dated 6/19/2007, to receive 0.82% times the notional amount. The Fund makes payment only upon a default event of El Paso Corp.	(4,501)

465,000 USD	6/20/2017	Agreement with UBS AG, dated 6/20/2007, to receive 1.45% times the notional amount. The Fund makes payment only upon a default event of Republic the Philippines.	(36,853)

100,000 USD	9/20/2011	Agreement with Merrill Lynch International, dated 6/22/2007, to receive 2.05% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(6,591)

70,000 USD	9/20/2012	Agreement with JP Morgan Chase Bank, dated 6/26/2007, to receive 1.50% times the notional amount. The Fund makes payment only upon a default event of The Mosaic Co.	1,360

70,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 6/26/2007, to receive 1.50% times the notional amount. The Fund makes payment only upon a default event of The Mosaic Co.	1,513

85,000 USD	9/20/2008	Agreement with JP Morgan Chase Bank, dated 6/26/2007, to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(5,194)

130,000 USD	3/20/2012	Agreement with Morgan Stanley & Co., dated 6/27/2007, to receive 1.77% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods, Inc.	(8,547)

70,000 USD	9/20/2011	Agreement with Citigroup, dated 6/27/2007, to receive 2.45% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(2,696)

75,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 6/27/2007, to receive 1.35% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(3,562)

180,000 USD	9/20/2008	Agreement with Goldman Sachs & Co., dated 6/27/2007, to receive 2.65% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(14,933)

180,000 USD	9/20/2011	Agreement with Citigroup, dated 6/28/2007, to receive 2.60% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(6,072)

150,000 USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 6/28/2007, to receive 1.85% times the notional amount. The Fund makes payment only upon a default event of Toys “R” Us, Inc.	(5,196)

150,000 USD	9/22/2008	Agreement with Goldman Sachs & Co., dated 6/28/2007, to receive 4.80% times the notional amount. The Fund makes payment only upon a default event of Toys “R” Us, Inc.	(10,643)

150,000 USD	9/20/2008	Agreement with Barclays Bank PLC, dated 6/29/2007, to receive 4.70% times the notional amount. The Fund makes payment only upon a default event of Beazer Homes.	(11,291)

185,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 7/02/2007, to receive 1.35% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(8,786)

170,000 USD	9/22/2008	Agreement with JP Morgan Chase Bank, dated 7/03/2007, to receive 2.38% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	(2,640)

70,000 USD	9/22/2008	Agreement with JP Morgan Chase Bank, dated 7/03/2007, to receive 1.92% times the notional amount. The Fund makes payment only upon a default event of Toys “R” Us, Inc.	(2,499)

10,000 USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/05/2007, to receive 1.45% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(469)

200,000 USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/05/2007, to receive 1.95% times the notional amount. The Fund makes payment only upon a default event of Toys “R” Us, Inc.	(6,805)

145,000 USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/09/2007 to receive 1.15% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(4,044)

220,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 7/11/2007 to receive 5.40% times notional amount. The Fund makes payment only upon a default event of Beazer Homes.	(15,275)

70,000 USD	9/20/2012	Agreement with UBS AG., dated 7/12/2007, to receive 1.78% times the notional amount. The Fund makes payment only upon a default event of The Mosaic Co.	2,434

150,000 USD	9/20/2008	Agreement with Credit Suisse Securities LLC, dated 7/12/2007 to receive 1.40% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(3,234)

150,000 USD	9/22/2008	Agreement with Goldman Sachs & Co., dated 7/14/2007 to receive 1.60% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(4,597)

210,000 USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/18/2007, to receive 4.22% times the notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises, Inc.	(19,940)

30,000 USD	5/25/2046	Agreement with Goldman Sachs & Co., dated 7/25/2007 to receive 0.17% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2 Index.	(11,850)

30,000 USD	5/25/2046	Agreement with Morgan Stanley & Co., dated 7/25/2007 to receive 0.17% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2 Index.	(11,267)

145,000 USD	9/22/2008	Agreement with Credit Suisse Securities LLC, dated 7/20/2007 to receive 1.60% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(2,946)

90,000 USD	9/22/2008	Agreement with Credit Suisse Securities LLC, dated 7/20/2007 to receive 2.80% times notional amount. The Fund makes payment only upon a default event of Toys “R” US, Inc.	(2,859)

150,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 7/25/2007, to receive 3.20% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	(6,935)

45,000 USD	9/20/2008	Agreement with Citigroup, dated 7/25/2007 to receive 2.05% times notional amount. The Fund makes payment only upon a default event of Amkor Technology, Inc.	(278)

160,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 7/26/2007 to receive 2.20% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(3,435)

260,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 7/26/2007 to receive 5.22% times notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(17,587)

150,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 7/26/2007 to receive 2.75% times notional amount. The Fund makes payment only upon a default event of First Data Corp.	(1,670)

85,000 USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/27/2007 to receive 4.30% times notional amount. The Fund makes payment only upon a default event of Toys “R” US, Inc.	(1,668)

150,000 USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/27/2007 to receive 3.50% times notional amount. The Fund makes payment only upon a default event of First Data Corp.	(972)

50,000 USD	9/20/2008	Agreement with Goldman Sachs & Co., dated 7/27/2007 to receive 2.65% times notional amount. The Fund makes payment only upon a default event of Amkor Technology, Inc.	(328)

60,000 USD	5/25/2046	Agreement with Morgan Stanley & Co., dated 8/02/2007, to pay 0.17% monthly times the notional amount. The Fund receives payment only upon a default event of ABX.HE.AA Index.	(22,534)

100,000 USD	5/25/2046	Agreement with Deutsche Bank, dated 8/03/2007, to pay 0.17% monthly times the notional amount. The Fund receives payment only upon a default event of ABX.HE.AA Index.	(37,602)

230,000 USD	5/25/2046	Agreement with Deutsche Bank, dated 8/03/2007, to pay 0.17% monthly times the notional amount. The Fund receives payment only upon a default event of ABX.HE.AA Index.	(28,850)

110,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 7/30/2007 to receive 5.25% times notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	3,738

450,000 USD	9/20/2008	Agreement with Morgan Stanley & Co., dated 7/30/2007 to receive 6.17% times notional amount. The Fund makes payment only upon a default event of Residential Capital, LLC.	(99,128)

155,000 USD	9/20/2008	Agreement with Morgan Stanley & Co., dated 7/31/2007 to receive 6.25% times notional amount. The Fund makes payment only upon a default event of Residential Capital, LLC.	(34,084)

230,000 USD	5/25/2046	Agreement with Deutsche Bank, dated 8/06/2007 to pay 0.11% monthly times the notional amount. The Fund receives payment only upon a default event of ABX.HE.AA Index.	(28,850)

80,000 USD	8/02/2007	Agreement with Lehman Brothers, Inc., dated 8/02/2007 to receive 2.50% times notional amount. The Fund makes payment only upon a default event of Amkor Technology, Inc.	(516)

75,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 8/03/2007 to receive 3.00% times notional amount. The Fund makes payment only upon a default event of First Data Corp.	(719)

100,000 USD	9/20/2008	Agreement with Lehman Brothers Inc., dated 8/06/2007 to receive 3.00% times the notional amount. The Fund makes payment only upon a default event of First Data Corp.	(958)

30,000 USD	9/20/2008	Agreement with Goldman Sachs & Co., dated 8/06/2007 to receive 3.00% times the notional amount. The Fund makes payment only upon a default event of First Data Corp.	(212)

850,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 8/10/2007 to receive 1.95% times the notional amount. The Fund makes payment only upon a default event of MBIA, Inc.	(116,832)

530,000 USD	6/20/2012	Agreement with Lehman Brothers, Inc., dated 8/14/2007 to receive 2.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(46,448)

380,000 USD	6/20/2012	Agreement with Credit Suisse Securities LLC., dated 8/14/2007 to receive 2.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(33,263)

455,000 USD	6/20/2012	Agreement with JP Morgan Chase dated 8/13/2007 to receive 2.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(38,744)

380,000 USD	6/20/2012	Agreement with Lehman Brothers, Inc., dated 8/14/2007 to receive 2.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(33,302)

850,000 USD	9/20/2008	Agreement with Barclays Bank PLC, dated 8/15/2007, to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of Citigroup, Inc.	(23,122)

40,000 USD	9/20/2012	Agreement with UBS AG, dated 9/07/2007 to receive 5.05% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	753

302,000 USD	9/20/2012	Agreement with Deutsche Bank, dated 9/07/2007 to pay 0.61% times the notional amount. The Fund receives payment only upon a default event of Credit Suisse Group.	14,164

200,000 USD	9/20/2012	Agreement with Deutsche Bank, dated 9/07/2007 to pay 0.43% times the notional amount. The Fund receives payment only upon a default event of Credit Suisse Group.	4,146

85,000 USD	9/20/2012	Agreement with Goldman Sachs & Co., dated 9/07/2007 to receive 3.70% times the notional amount. The Fund makes payment only upon a default event of Nalco Co.	(1,749)

155,000 USD	9/20/2008	Agreement with JP Morgan Chase., dated 9/07/2007 to receive 0.75% times the notional amount. The Fund makes payment only upon a default event of Morgan Stanley.	(746)

80,000 USD	9/20/2012	Agreement with UBS AG, dated 9/10/2007 to receive 0.51% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	1,658

480,000 USD	9/20/2008	Agreement with JP Morgan Chase., dated 9/12/2007 to receive 1.55% times the notional amount. The Fund makes payment only upon a default event of Lehman Brothers, Inc.	(1,218)

480,000 USD	9/20/2008	Agreement with JP Morgan Chase., dated 9/12/2007 to receive 0.80% times the notional amount. The Fund makes payment only upon a default event of Merrill Lynch & Co., Inc.	(2,729)

415,000 USD	9/20/2008	Agreement with JP Morgan Chase., dated 9/12/2007 to receive 0.75% times the notional amount. The Fund makes payment only upon a default event of Morgan Stanley.	(1,998)

190,000 USD	9/20/2008	Agreement with UBS AG, dated 9/13/2007 to receive 1.55% times the notional amount. The Fund makes payment only upon a default event of Lehman Brothers, Inc.	(361)

70,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 9/12/2007 to receive 1.85% times the notional amount. The Fund makes payment only upon a default event of Nortel Networks Corp.	(714)

65,000 USD	9/20/2008	Agreement with Citigroup, dated 9/13/2007 to receive 7.60% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(4,852)

140,000 USD	9/20/2008	Agreement with Citigroup, dated 9/14/2007 to receive 1.89% times the notional amount. The Fund makes payment only upon a default event of Nortel Networks Corp.	(1,051)

50,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 9/14/2007 to receive 7.55% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(6,077)

20,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 9/17/2007 to receive 7.55% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(2,431)

475,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 9/17/2007 to receive 1.60% times the notional amount. The Fund makes payment only upon a default event of Bear Stearns, Inc.	(4,989)

30,000 USD	9/20/2010	Agreement with Credit Suisse Securities LLC, dated 9/19/2007 to receive 6.38% times the notional amount. The Fund makes payment only upon a default event of Charter Communication.	13,243

30,000 USD	9/20/2017	Agreement with Credit Suisse Securities LLC, dated 9/19/2007 to receive 0.20% times the notional amount. The Fund makes payment only upon a default event of Charter Communication.	(16,624)

20,000 USD	12/20/2010	Agreement with Lehman Brothers, Inc., dated 9/18/2007 to receive 3.40% times the notional amount. The Fund makes payment only upon a default event of Cablevision Systems.	(743)

95,000 USD	9/20/2008	Agreement with Citigroup, dated 9/18/2007 to receive 7.50% times the notional amount. The Fund makes payment only upon a default event of Citigroup Funding, Inc.	(7,148)

75,000 USD	12/20/2010	Agreement with Lehman Brothers, Inc., dated 9/21/2007 to receive 3.13% times the notional amount. The Fund makes payment only upon a default event of Cablevision Systems.	(3,301)

65,000 USD	12/20/2008	Agreement with Goldman Sachs & Co., dated 9/25/2007 to receive 2.90% times the notional amount. The Fund makes payment only upon a default event of Lennar Corp.	(2,338)

50,000 USD	12/20/2008	Agreement with Morgan Stanley & Co., dated 9/25/2007 to receive 2.90% times the notional amount. The Fund makes payment only upon a default event of Lennar Corp.	(1,868)

285,000 USD	12/20/2008	Agreement with Lehman Brothers, Inc., dated 9/25/2007 to receive 2.90% times the notional amount. The Fund makes payment only upon a default event of Lennar Corp.	(14,781)

10,000 USD	12/20/2010	Agreement with Citigroup, dated 10/03/2007 to receive 3.10% times the notional amount. The Fund makes payment only upon a default event of Cablevision Systems.	(584)

35,000 USD	9/20/2010	Agreement with Credit Suisse Securities LLC, dated 8/24/2007 to pay 7.00% times the notional amount. The Fund receives payment only upon a default event of Charter Communications Holdings LLC.	14,402

35,000 USD	9/20/2017	Agreement with Credit Suisse Securities LLC, dated 8/28/2007 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Charter Communications Holdings LLC.	(19,394)

75,000 USD	9/20/2012	Agreement with Lehman Brothers, Inc., dated 8/28/2007 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Charter Communications Holdings LLC.	30,808

70,000 USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 8/24/2007 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(4,825)

75,000 USD	9/20/2012	Agreement with Lehman Brothers, Inc., dated 8/24/2007 to pay 7.25% times the notional amount. The Fund makes payment only upon a default event of Charter Communications Holdings LLC.	(39,161)

200,000 USD	9/20/2012	Agreement with Credit Suisse Securities LLC., dated 8/27/2007 to pay 0.38% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc.	1,987

98,000 USD	9/20/2012	Agreement with Credit Suisse Securities LLC., dated 8/27/2007 to pay 0.57% times the notional amount. The Fund receives payment only upon a default event of Embarq Corp.	4,375

45,000 USD	9/20/2012	Agreement with Lehman Brothers, Inc., dated 8/28/2007 to receive 3.40% times the notional amount. The Fund makes payment only upon a default event of Nalco Co.	(1,619)

105,000 USD	9/20/2008	Agreement with Barclays Bank PLC, dated 8/28/2007 to receive 7.00% times the notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(2,605)

75,000 USD	9/20/2012	Agreement with Citigroup, dated 8/29/2007 to receive 3.60% times the notional amount. The Fund makes payment only upon a default event of Citigroup Funding, Inc.	(1,048)

75,000 USD	9/20/2010	Agreement with Lehman Brothers, Inc., dated 8/29/2007 to pay 7.60% times the notional amount. The Fund receives payment only upon a default event of Charter Communication Holdings LLC.	31,480

75,000 USD	9/20/2012	Agreement with Lehman Brothers, Inc., dated 8/31/2007 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Charter Communication Holdings LLC.	(40,258)

1,600,000 USD	12/20/2012	Agreement with Lehman Brothers, Inc., dated 10/19/2007 to receive 3.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.	(134,276)

255,000 USD	12/20/2008	Agreement with Deutsche Bank, dated 10/17/2007 to receive 2.93% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(6,974)

960,000 USD	12/20/2012	Agreement with Deutsche Bank, dated 10/19/2007 to receive 1.00% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.	(82,412)

145,000 USD	12/20/2008	Agreement with Deutsche Bank, dated 10/18/2007 to receive 3.00% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(3,873)

785,000 USD	12/20/2012	Agreement with JP Morgan Chase, dated 10/22/2007 to receive 3.83% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.9.	(64,909)

735,000 USD	12/20/2012	Agreement with Morgan Stanley & Co., dated 10/23/2007 to receive 3.94% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.9.	(60,642)

15,000 USD	12/20/2008	Agreement with Lehman Brothers, Inc., dated 10/23/2007 to receive 6.40% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(2,349)

45,000 USD	12/20/2008	Agreement with Credit Suisse Securities LLC, dated 10/24/2007 to receive 6.35% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(4,254)

110,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 8/07/2007 to receive 3.00% times the notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(1,822)

855,000 USD	9/20/2008	Agreement with Deutsche Bank, dated 8/09/2007 to receive 2.55% times the notional amount. The Fund makes payment only upon a default event of Countrywide Home Loan.	(30,160)

85,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 8/21/2007 to receive 7.00% times the notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(4,863)

75,000 USD	9/20/2008	Agreement with Lehman Brothers, Inc., dated 8/22/2007 to receive 7.45% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(9,158)

205,000 USD	12/20/2012	Agreement with Merrill Lynch International, dated 10/15/2007 to receive 4.05% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(27,363)

305,000 USD	12/20/2012	Agreement with Merrill Lynch International, dated 10/15/2007 to receive 5.30% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(31,026)

110,000 USD	12/20/2008	Agreement with Deutsche Bank, dated 10/31/2007 to receive 8.50% times the notional amount. The Fund makes payment only upon a default event of Countrywide Home Loans.	315

45,000 USD	12/20/2012	Agreement with Merrill Lynch International, dated 10/31/2007 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of Georgia-Pacific Corp.	(2,333)

130,000 USD	5/25/2046	Agreement with Goldman Sachs & Co., dated 11/06/2007 to receive 0.17% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2 Index.	(51,350)

90,000 USD	5/25/2046	Agreement with Goldman Sachs & Co., dated 11/07/2007 to receive 0.11% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2 Index.	(12,600)

365,000 USD	12/20/2008	Agreement with Deutsche Bank, dated 11/02/2007 to receive 9.00% times the notional amount. The Fund makes payment only upon a default event of Countrywide Home Loans.	2,563

365,000 USD	12/20/2008	Agreement with Deutsche Bank, dated 11/02/2007 to receive 9.00% times the notional amount. The Fund makes payment only upon a default event of Countrywide Home Loans.	4,840

50,000 USD	12/20/2012	Agreement with Merrill Lynch International, dated 11/02/2007 to receive 3.35% times notional amount. The Fund makes payment only upon a default event of Georgia-Pacific Corp.	(2,397)

45,000 USD	12/20/2012	Agreement with Citigroup, dated 11/06/2007 to receive 3.45% times notional amount. The Fund makes payment only upon a default event of Georgia-Pacific Corp.	(1,958)

220,000 USD	12/20/2008	Agreement with Deutsche Bank, dated 11/07/2007 to receive 5.85% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(545)

95,000 USD	12/20/2012	Agreement with Credit Suisse Securities LLC, dated 11/14/2007 to receive 5.20% times the notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(13,079)

85,000 USD	12/20/2008	Agreement with Lehman Brothers, Inc., dated 11/16/2007 to receive 2.25% times the notional amount. The Fund makes payment only upon a default event of Dilliards, Inc.	(189)

115,000 USD	12/20/2008	Agreement with Lehman Brothers, Inc., dated 11/16/2007 to receive 4.40% times the notional amount. The Fund makes payment only upon a default event of Washington Mutual, Inc.	(2,220)

70,000 USD	12/20/2012	Agreement with Deutsche Bank, dated 11/16/2007 to receive 4.32% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(821)

50,000 USD	12/20/2008	Agreement with Deutsche Bank, dated 11/16/2007 to receive 4.50% times the notional amount. The Fund makes payment only upon a default event of Washington Mutual, Inc.	(591)

235,000 USD	12/20/2008	Agreement with Lehman Brothers, Inc., dated 11/16/2007 to receive 2.25% times the notional amount. The Fund makes payment only upon a default event of Dilliards, Inc.	(525)

50,000 USD	12/20/2012	Agreement with Credit Suisse Securities LLC, dated 11/19/2007 to receive 6.25% times the notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(5,226)

250,000 USD	12/20/2008	Agreement with Lehman Brothers, Inc., dated 11/21/2007 to receive 5.15% times the notional amount. The Fund makes payment only upon a default event of Washington Mutual, Inc.	(3,255)

50,000 USD	12/20/2012	Agreement with UBS AG, dated 11/21/2007 to receive 4.56% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(513)

90,000 USD	12/20/2012	Agreement with Deutsche Bank, dated 11/27/2007 to receive 4.50% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(452)

55,000 USD	12/20/2012	Agreement with Morgan Stanley & Co., dated 11/28/2007 to receive 7.40% times the notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(2,841)

50,000 USD	12/20/2012	Agreement with Morgan Stanley & Co., dated 11/30/2007 to receive 7.15% times the notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(3,011)

65,000 USD	12/20/2012	Agreement with Citigroup, dated 11/08/2007 to receive 3.60% times notional amount. The Fund makes payment only upon a default event of Georgia-Pacific Corp.	(2,449)

50,000 USD	12/20/2008	Agreement with Lehman Brothers, Inc., dated 11/09/2007 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(7,980)

165,000 USD	12/20/2008	Agreement with Credit Suisse Securities LLC, dated 11/13/2007 to receive 4.05% times the notional amount. The Fund makes payment only upon a default event of Tenet Healthcare.	152

285,000 USD	12/20/2012	Agreement with Citigroup, dated 12/13/2007 to receive 7.13% times notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(15,507)

230,000 USD	1/20/2013	Agreement with Citigroup, dated 12/29/2007 to pay 5.10% times notional amount. The Fund receives payment only upon a default event of Republic of Pakistan.	470

50,000 USD	3/20/2009	Agreement with Deutsche Bank, dated 1/03/2008 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	(889)

105,000 USD	12/20/2012	Agreement with Deutsche Bank, dated 1/04/2008 to receive 4.00% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(2,485)

30,000 USD	3/20/2009	Agreement with Deutsche Bank, dated 1/04/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	(453)

50,000 USD	3/20/2009	Agreement with Citigroup, dated 1/04/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	(1,153)

50,000 USD	12/22/2008	Agreement with Citigroup, dated 12/18/2007 to receive 4.30% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	(1,224)

220,000 USD	12/20/2012	Agreement with Goldman Sachs & Co., dated 12/21/2007 to receive 3.95% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(7,443)

50,000 USD	3/20/2009	Agreement with Credit Suisse Securities LLC, dated 11/19/2007 to receive 4.40% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	(1,106)

15,000 USD	3/20/2009	Agreement with Deutsche Bank, dated 12/21/2007 to receive 4.40% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	131

5,000 USD	3/20/2009	Agreement with Credit Suisse Securities LLC, dated 1/07/2008 to receive 5.75% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	(37)

85,000 USD	12/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/07/2008 to receive 4.15% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	510

65,000 USD	3/20/2010	Agreement with Lehman Brothers, Inc., dated 1/11/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(22,124)

60,000 USD	3/20/2013	Agreement with Credit Suisse Securities LLC, dated 1/10/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	2,207

30,000 USD	3/20/2013	Agreement with Credit Suisse Securities LLC, dated 1/23/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	1,103

75,000 USD	3/20/2010	Agreement with Lehman Brothers, Inc., dated 1/25/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(25,516)

80,000 USD	3/20/2010	Agreement with Lehman Brothers, Inc., dated 1/29/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(27,205)

55,000 USD	3/20/2010	Agreement with Citigroup, dated 1/25/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(19,575)

50,000 USD	3/20/2010	Agreement with Citigroup, dated 1/30/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(17,796)

40,000 USD	3/20/2010	Agreement with Citigroup, dated 2/01/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	113

Interest Rate Swaps

1,270,000 BRL	1/04/2010	Agreement with Goldman Sachs & Co., dated 8/02/2006 to receive the notional amount times 14.89% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(80,476)

2,120,000 USD	2/05/2017	Agreement with Lehman Brothers, Inc., dated 8/05/2007 to receive the notional amount times 3.00% and to pay 8 times 0.31% minus the USD-ISDA-Swap Rate 2 year plus 10 year times the notional amount.	(4,751)

2,730,000 NZD	1/08/2018	Agreement with Deutsche Bank, dated 1/07/2008 to receive 7.59% times the notional amount and to pay the notional amount times the 3 month NZD-BBR-FRA Index.	(6,866)

7,210,000 MXN	1/20/2008	Agreement with Goldman Sachs & Co., dated 1/23/2008 to receive 8.14% times the notional amount and to pay the notional amount times the Floating Rate MXN-TIIE-Banxico.	(437)

6,060,000 SEK	1/25/2018	Agreement with Morgan Stanley & Co., dated 1/24/2008 to receive 4.49% times the notional amount and to pay the notional amount times the 3 month SEK-STIBOR-SIDE Index.	(35,193)

3,020,000 SGD	1/08/18	Agreement with Merrill Lynch International, dated 1/08/2008 to pay 3.34% times the notional amount and to receive the notional amount times the SGD-SOR-REUTERS Index.	(62,471)

68,000,000 TWD	1/08/18	Agreement with Citigroup, dated 1/07/2008 to pay 2.70% times the notional amount and to receive the notional amount times the TWD-REUTERS Index.	(33,677)

2,390,000 AUD	1/08/18	Agreement with Westpac Banking Corp. ABN, dated 1/07/2008 to receive 7.01% times the notional amount and to receive the notional amount times the AUD-BBR-BBSW Index.	7,005

7,940,000 SEK	11/14/2017	Agreement with Deutsche Bank, dated 1/14/2007 to receive 4.49% times the notional amount and to pay the notional amount times the 3 month SEK-STIBOR-SIDE Index.	21,780

124,000,000 CLP	8/22/2017	Agreement with Citigroup, dated 8/24/2007 to receive the notional amount times 6.53% and to pay the notional amount times the Indice Camara Promedio Index.	2,200

2,060,000 USD	8/13/2017	Agreement with Merrill Lynch International, dated 8/13/2007 to pay the notional amount times 5.33% and to receive the notional amount times the floating rate on the Constant Maturity Option Price divided by 10,000.	(9,484)

155,000,000 CLP	8/21/2017	Agreement with Banco Santander Central Hipano, S.A., dated 8/20/2007 to receive the notional amount times 6.60% and to pay the notional amount times the 6 Month Floating Rate Tasa Nominal Annual Index. .	(3,836)

124,000,000 CLP	8/21/2017	Agreement with Credit Suisse Securities LLC, dated 8/21/2007 to receive the notional amount times 6.58% and to pay the notional amount times the 6 Month Floating Rate Tasa Nominal Annual Index.	2,970

1,850,000 EUR	8/22/2017	Agreement with Morgan Stanley & Co., dated 8/22/2007 to pay the notional amount times 4.71% and to receive the notional amount times the 6 Month Floating Rate EUR-EURIBOR-Reuters Index.	(53,198)

5,900,000 BRL	1/02/2012	Agreement with Goldman Sachs & Co., dated 7/10/2007 to receive the notional amount times 10.67% and to pay the notional amount times the floating Brazil Interbank Deposit Rate annualized.	(260,764)

43,650,000 RUB	2/23/2013	Agreement with Morgan Stanley & Co., dated 2/22/2007 to receive the notional amount times 7.75% and to pay the notional amount times the 3 Month Floating Rate USD-LIBOR-BBA.	454,432

505,000 TRY	2/26/2012	Agreement with Credit Suisse Securities LLC, dated 2/26/2007 to receive the notional amount times 16.75% and to pay the notional amount times the 3 Month Floating Rate USB-LIBOR-BBA.	67,692

2,030,000 BRL	1/02/2015	Agreement with Goldman Sachs & Co., dated 2/07/2007 to receive the notional amount times 12.26% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(43,953)

300,000 TRY	2/09/2012	Agreement with Credit Suisse Securities LLC, dated 2/09/2007 to receive the notional amount times 17.30% and to pay the notional amount times 3 Month the Floating Rate USD-LIBOR-BBA.	46,328

930,000 BRL	1/02/2015	Agreement with Goldman Sachs & Co., dated 2/08/2007 to receive the notional amount times 12.29% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(21,682)

310,000 TRY	2/06/2012	Agreement with Merrill Lynch International, dated 2/06/2007 to receive the notional amount times 17.10% and to pay the notional amount times the 3 Month Floating Rate USD-LIBOR-BBA.	46,859

200,000 TRY	2/07/2012	Agreement with Credit Suisse Securities LLC, dated 2/07/2007 to receive the notional amount times 17.25% and to pay the notional amount times the 3 Month Floating Rate USD-LIBOR-BBA.	50,934

8,340,000 USD	6/11/2017	Agreement with Merrill Lynch International, dated 6/11/2007 to pay 4.66% times the notional amount and to receive the notional amount times the floating rate on the Constant Maturity Option.	297,453

3,130,000 MXN	12/17/2026	Agreement with Credit Suisse Securities LLC, dated 1/11/2007 to receive the notional amount times 8.30% and to pay the notional amount times the Floating Rate MXN-TIIE-Banxico.	1,122

1,300,000 MXN	9/16/2026	Agreement with Goldman Sachs & Co., dated 10/11/2006 to receive the notional amount times 9.33% and to pay the notional amount times the Floating Rate MXN-TIIE-BANXICO Index.	12,756

3,070,000 MXN	8/27/2026	Agreement with Goldman Sachs & Co., dated 9/21/2006 to receive the notional amount times 9.15% and to pay the notional amount times the Floating Rate MXN-TIIE-BANXICO Index.	24,891

610,000 BRL	1/02/2012	Agreement with Goldman Sachs & Co., dated 9/20/2006 to receive the notional amount times 14.05% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	25,813

610,000 BRL	1/03/2012	Agreement with JP Morgan Chase Bank, dated 9/20/2006 to receive the notional amount times 14.00% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	11,281

10,600,000 TWD	6/27/2011	Agreement with Citigroup, dated 6/26/2006 to pay the notional amount times 2.32% and to receive protection on TWD-TELERATE Dollars.	(379)

10,600,000 INR	6/27/2011	Agreement with Deutsche Bank, dated 6/26/2006 to pay the notional amount times 7.18% and to receive protection on INR-MIBOR-OISE-Compound.	1,846

52,000,000 HUF	7/04/2011	Agreement with Deutsche Bank, dated 7/03/2006 to pay the notional amount times 8.44% and receive protection on HUF-BUBOR-REUTERS.	(10,184)

1,210,000 BRL	1/02/2012	Agreement with JP Morgan Chase Bank, dated 9/19/2006 to receive the notional amount times 13.91% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	39,014

80,000 PLN	3/24/2010	Agreement with Citigroup, dated 3/24/2005 to receive the notional amount times 5.52% and to pay the notional amount times the 6 month Floating Rate PLZ-WIBOR-WIBO Index.	(87)

128,000 PLN	3/24/2010	Agreement with Citigroup, dated 3/25/2005 to receive the notional amount times 5.55% and to pay the notional amount times the 6 month Floating Rate PLZ-WIBOR-WIBO Index.	(101)

490,000 USD	5/13/2015	Agreement with Deutsche Bank, dated 5/13/2005 to receive the notional amount times 5.46% and to pay the notional amount times the 6 Month Floating Rate USD-LIBOR-BBA.	127,029

270,000 USD	6/23/2015	Agreement with Deutsche Bank, dated 6/23/2005 to receive the notional amount times 5.25% and to pay the notional amount times the 6 Month Floating Rate USD-LIBOR-BBA.	60,153

385,000 PLN	7/01/2010	Agreement with First Boston Corp., dated 7/01/2005 to receive the notional amount times 4.48% and to pay the notional amount times the 6 month Floating Rate PLZ-WIBOR-WIBO Index.	(1,351)

1,340,000 PLN	7/04/2010	Agreement with Lehman Brothers, Inc., dated 7/04/2005 to receive the notional amount times 4.53% and to pay the notional amount times the 6 month Floating Rate PLZ-WIBOR-WIBO Index.	(3,659)

1,110,000 BRL	1/02/2014	Agreement with Goldman Sachs & Co., dated 12/08/2006 to receive the notional amount times 12.92% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	5,817

560,000 BRL	1/02/2014	Agreement with Goldman Sachs & Co., dated 12/12/2006 to receive the notional amount times 12.87% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	2,477

1,110,000 BRL	1/04/2010	Agreement with Goldman Sachs & Co., dated 12/12/2006 to receive the notional amount times 12.71% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	7,327

1,300,000 BRL	1/04/2010	Agreement with Goldman Sachs & Co., dated 12/13/2006 to receive the notional amount times 12.61% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	12,911

2,700,000 BRL	1/02/2012	Agreement with JP Morgan Chase, dated 12/28/2006 to receive the notional amount times 12.38% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(11,624)

2,700,000 BRL	1/02/2012	Agreement with Goldman Sachs & Co., dated 12/28/2006 to receive the notional amount times 12.39% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(12,250)

Total Return Swaps

507,000 USD	2/01/2008	Agreement with Lehman Brothers, Inc., dated 8/03/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(25,563)

633,000 USD	2/01/2008	Agreement with UBS AG, dated 8/03/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5+0.60% Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(32,027)

1,390,000 USD	2/01/2008	Agreement with Deutsche Bank, dated 8/03/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5+0.60% Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(70,327)

300,000 USD	1/31/2008	Agreement with Morgan Stanley & Co., dated 7/26/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(15,053)

500,000 USD	5/01/2008	Agreement with UBS AG, dated 11/01/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(27,596)

400,000 USD	5/01/2008	Agreement with Lehman Brothers, Inc., dated 11/06/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(20,442)

1,938,000 USD	5/01/2008	Agreement with Lehman Brothers, Inc., dated 11/07/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(97,948)

1,462,000 USD	5/01/2008	Agreement with Lehman Brothers, Inc., dated 11/07/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(73,772)

2,000,000 USD	6/02/2008	Agreement with Lehman Brothers, Inc., dated 12/03/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(102,491)

1,000,000 USD	6/01/2008	Agreement with Lehman Brothers, Inc., dated 12/04/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(50,903)

1,000,000 USD	6/01/2008	Agreement with Lehman Brothers, Inc., dated 12/04/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	—

900,000 USD	6/01/2008	Agreement with Morgan Stanley & Co., dated 12/04/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(45,985)

862,385 BRL	2/13/2008	Agreement with Goldman Sachs & Co., dated 12/11/2007 with respect to Bovespa Index futures contracts where by the fund receives or makes payments based on the total return of the Bovespa Index.	(49,857)

800,000 USD	5/01/2008	Agreement with Lehman Brothers, Inc., dated 11/01/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(40,851)

600,000 USD	3/01/2008	Agreement with Lehman Brothers, Inc., dated 9/01/2007 to receive the monthly payment based on the spread the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(30,663)

3,950,246 USD	10/6/2008	Agreement with Goldman Sachs & Co., dated 1/03/2007 to pay the monthly return on the USD-LIBOR multiplied by the notional amount and to receive the total return the NDDUBE Index.	(38,911)

441,140 CHF	12/28/2007	Agreement with Goldman Sachs & Co., dated 9/21/2007 with respect to SMIDEC07 futures contracts whereby the fund receives or makes payments based on the total return of the Swiss Market Index.	42,632

1,500,000 KRW	3/13/2008	Agreement with Citigroup, dated 1/03/2008 to receive the total return on a custom basket of Korea equities if positive and to pay the total return if negative.	(45)

5,084 EUR	10/07/2008	Agreement with Morgan Stanley & Co., dated 1/15/2008 to pay the monthly return on the 3 month EURIBOR-BBA times the notional amount and to receive the total return on a custom basket EUR equities.	(66,091)

1,020,000 USD	8/01/2008	Agreement with Goldman Sachs & Co., dated 1/15/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(37,765)

1,900,000 USD	8/01/2008	Agreement with Lehman Brothers, Inc., dated 1/15/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(75,174)

2,973 USD	9/15/2008	Agreement with Deutsche Bank, dated 1/08/2008 to pay the return on the 1 month USD-LIBOR-BBA + 0.20% times the notional amount and to receive the total return on a custom basket U.S. Equities.	(74,239)

40,367 USD	12/09/2008	Agreement with Goldman Sachs & Co., dated 1/08/2008 to pay the return on the 1 month USD-LIBOR-BBA + 0.30% times the notional amount and to receive the total return on a custom basket U.S. Equities.	(218,557)

14,309 EUR	10/07/2008	Agreement with Deutsche Bank, dated 1/07/2008 to pay the monthly return on the 1 month EURIBOR-BBA + 0.10% times the notional amount and to receive the total return on a custom basket EUR equities.	(92,837)

63,130 GBP	5/02/2008	Agreement with Citigroup, dated 1/10/2008 to pay the monthly return on the 1 month GBP-LIBOR + 0.35% times the notional amount and to receive the total return on a custom basket UK equities.	(86,215)

137,970,623 JPY	4/03/2008	Agreement with Citigroup, dated 1/11/2008 to pay the monthly return on the 3 month JPY-LIBOR + 0.40% times the notional amount and to receive the total return on a custom basket Japanese equities.	18,636

900,000 USD	2/02/2009	Agreement with Citigroup, dated 1/30/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	—

1,120,000 USD	8/01/2008	Agreement with Morgan Stanley & Co., dated 11/01/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(14,426)

690,000 RON	3/10/2008	Agreement with Lehman Brothers, Inc., dated 3/16/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Romania Government Bond.	31,710

57,000 RON	4/18/2008	Agreement with Lehman Brothers, Inc., dated 4/22/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Romania Government Bond.	3,382

1,535,000 RUB	4/21/2011	Agreement with Deutsche Bank, dated 4/28/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Moscow Region bond.	8,302

52,200,000 KZT	3/20/2009	Agreement with Deutsche Bank, dated 3/24/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on JSC Halyk Bank of Kazakhstan.	10,809

2,301,266 MXN	1/5/2011	Agreement with Deutsche Bank, dated 6/19/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Arrendadora Capita Corp., SA.	4,944

7,620,000 RUB	6/22/2010	Agreement with Credit Suisse Securities LLC, dated 9/14/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Russian Federation bonds.	6,828

9,520,000 RUB	3/26/2011	Agreement with Credit Suisse Securities LLC, dated 3/29/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Russian Federation bonds.	7,171

13,000,000 RUB	10/4/2008	Agreement with Merrill Lynch International, dated 4/04/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ensorte Enterprises Ltd.	16,050

765,000 UAH	4/19/2010	Agreement with Credit Suisse Securities LLC, dated 4/05/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Boryspil Airport bonds.	(4,712)

420,000 BRL	8/18/2010	Agreement with Deutsche Bank, dated 2/09/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Federative Republic of Brazil.	123,220

13,700,000 NGN	2/24/2009	Agreement with Deutsche Bank, dated 3/24/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Nigeria.	13,433

18,000,000 NGN	1/27/2009	Agreement with Deutsche Bank, dated 3/24/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Nigeria.	2,744

5,420,829 RUB	7/05/2012	Agreement with Morgan Stanley & Co., dated 3/30/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Red Arrow International Leasing Public Ltd. Co.	25,587

3,976,023 RUB	7/05/2012	Agreement with Morgan Stanley & Co., dated 3/30/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Red Arrow International Leasing Public Ltd. Co.	21,344

12,000,000 RUB	5/13/2009	Agreement with Deutsche Bank, dated 8/14/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on OJSC Russian Agricultural Bank.	34,806

69,000,000 KZT	5/25/2008	Agreement with Morgan Stanley & Co., dated 8/16/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Kazakhstan.	(21,681)

880,000 BRL	8/02/2010	Agreement with Morgan Stanley & Co., dated 7/18/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Frigorifico Margen Ltd.	(16,961)

229,333 USD	6/22/2013	Agreement with Deutsche Bank, dated 4/04/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Indonesia.	(926)

7,090,000 RUB	12/14/2008	Agreement with Deutsche Bank, dated 12/22/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Federalnaya Setevaya Kompaniya Edinoy Energe.	23,751

8,090,000 RUB	2/22/2008	Agreement with Deutsche Bank, dated 12/22/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Rosselkhozbank.	46,644

8,090,000 RUB	2/20/2008	Agreement with Deutsche Bank, dated 12/22/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Sberbank.	45,649

10,790,000 RUB	2/27/2008	Agreement with Deutsche Bank, dated 12/22/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Sberbank.	60,707

6,900,000 RUB	1/22/2009	Agreement with Credit Suisse Securities LLC, dated 12/21/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Russian Railways bonds.	12,518

11,520,000 RUB	8/06/2009	Agreement with Credit Suisse Securities LLC, dated 2/06/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Gazprom OAO bonds.	20,138

13,100,000 RUB	2/22/2008	Agreement with Deutsche Bank, dated 1/31/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Rosselkhozbank.	74,387

16,594,354 RUB	8/15/2034	Agreement with Morgan Stanley & Co., dated 1/05/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on EM Whole Loan SA.	(11,729)

5,200,000 RUB	2/12/2008	Agreement with Credit Suisse Securities LLC, dated 1/30/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on FFS UES bonds.	14,838

5,600,000 RUB	2/21/2008	Agreement with Deutsche Bank, dated 1/24/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Rosselkhozbank.	32,122

11,760,000 RUB	10/29/2009	Agreement with Credit Suisse Securities LLC, dated 2/01/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Gazprom OAO bonds.	29,048

2,318,000,000 VND	1/19/2017	Agreement with Credit Suisse Securities LLC, dated 2/13/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Vietnam bonds.	(11,279)

2,510,000,000 COP	7/24/2020	Agreement with Deutsche Bank, dated 2/22/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Colombia.	(51,477)

57,000 RON	4/18/2008	Agreement with Lehman Brothers, Inc., dated 4/20/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Republic of Romania.	2,567

2,600,000,000 IDR	9/16/2011	Agreement with Deutsche Bank, dated 5/18/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Indonesia.	(1,573)

5,800,000,000 VND	4/20/2017	Agreement with Deutsche Bank, dated 4/13/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Vietnam Shipping Industry Group.	(31,015)

317,743 USD	9/07/2012	Agreement with Deutsche Bank, dated 10/11/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Series 2006-A Certificates.	635

510,000 USD	2/06/2009	Agreement with Morgan Stanley & Co., dated 1/05/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on WTI Trading Ltd.	(25,500)

680,000 USD	2/06/2009	Agreement with Deutsche Bank, dated 2/01/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on WTI Trading Ltd.	(34,000)

707,717 USD	5/30/2012	Agreement with Citigroup, dated 5/31/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Renins Nonlife Ltd.	(21,821)

16,800,000 RUB	6/24/2012	Agreement with Credit Suisse Securities LLC, dated 7/03/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Moscoblgaz-Finans.	3,110

2,200,000 EGP	9/16/2008	Agreement with Deutsche Bank, dated 9/18/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Egypt.	16,015

1,405,739 MXN	1/05/2011	Agreement with Deutsche Bank, dated 6/19/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Arrendadora Capita Corporation, SA.	4,046

287,000,000 COP	9/14/2014	Agreement with Deutsche Bank, dated 7/06/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Colombia.	29,138

1,408,402 MXN	1/05/2011	Agreement with Deutsche Bank, dated 7/14/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Arrendadora Capita Corp., SA.	5,106

420,000 USD	8/27/2010	Agreement with Deutsche Bank, dated 8/30/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	7,791

420,000 USD	2/27/2011	Agreement with Deutsche Bank, dated 8/30/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	5,796

420,000 USD	8/27/2011	Agreement with Deutsche Bank, dated 8/30/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	3,074

420,000 USD	3/01/2012	Agreement with Deutsche Bank, dated 8/30/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	512

420,000 USD	8/30/2012	Agreement with Deutsche Bank, dated 8/30/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	(1,571)

110,000 ARS	12/21/2011	Agreement with Deutsche Bank, dated 10/206/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Argentina.	(1,970)

40,000,000 RUB	10/15/2009	Agreement with Morgan Stanley & Co., dated 10/16/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on ZAO Faktoringovaya Kompaniya.	27,498

137,000 RON	4/18/2008	Agreement with Lehman Brothers, Inc., dated 4/20/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Republic of Romania.	8,243

990,000 USD	2/05/2008	Agreement with Deutsche Bank, dated 2/206/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Egypt.	19,688

11,850,000 RUB	1/24/2009	Agreement with Deutsche Bank, dated 6/19/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Russian Railways.	34,226

18,645,000 RON	2/21/2012	Agreement with Credit Suisse Securities LLC, dated 3/13/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Orengurgskaya IZHK bonds.	7,126

235,000 USD	2/20/2011	Agreement with Deutsche Bank, dated 2/16/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Peru.	9,131

540,000 USD	1/20/2009	Agreement with Credit Suisse Securities LLC, dated 1/205/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on NJSC Naftogaz of Ukraine.	(9,049)
			$(3,304,477)

Balanced Fund
Credit Default Swaps
200,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	$(664)

1,006,000 USD	10/12/2052	Agreement with Goldman Sachs & Co., dated 3/21/2006 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX Index NA.A.1.	191,255

180,000 USD	6/20/2016	Agreement with Credit Suisse Securities LLC, dated 8/9/2006, to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	10,291

180,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/2006 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	22,379

160,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Notes.	4,309

140,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(1,161)

68,750 USD	9/20/2017	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	7,984

175,000 USD	9/20/2012	Agreement with JP Morgan Chase, dated 8/21/2007 to pay 1.20% times the notional amount. The Fund receives payment only upon a default event of LCDX.NA.8.	1,413

200,000 USD	9/20/2012	Agreement with Bear Stearns Bank PLC, dated 8/21/2007 to pay 0.65% times the notional amount. The Fund makes payment only upon a default event of Brunswick Corp. Notes.	7,494

50,000 USD	9/20/2017	Agreement with Credit Suisse Securities LLC, dated 8/31/2007, to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Notes.	2,360

300,000 USD	10/12/2052	Agreement with Goldman & Co., dated 10/17/2007 to pay 0.76% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.BBB.1.	16,047

100,000 USD	12/20/2012	Agreement with Bear Stearns Bank PLC, dated 11/09/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. Notes.	(321)

120,000 USD	12/20/2012	Agreement with Barclays Bank PLC, dated 9/21/2007 to receive 0.38% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.9.	(1,241)

50,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. Notes.	40

50,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund make payment only upon a default event of Goldman Sachs & Co.	(139)

120,000 USD	12/20/2012	Agreement with Goldman Sachs & Co., dated 9/21/2007 to pay 0.60% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.IG.9.	2,373

Interest Rate Swaps
113,400 USD	1/17/2015	Agreement with Goldman Sachs & Co., dated 1/17/2008 to receive the notional amount times 3.958% and to pay the notional amount times the three month USD-LIBOR-BBA.	(189)

3,250,000 USD	4/17/2008	Agreement with Goldman Sachs & Co., dated 4/15/2008 to pay the notional amount times the seven year CMS Index and to receive the notional amount times the CMM Constant Maturity Mortgage.	5,232
157,500 USD	12/18/2014	Agreement with Bear Stearns Bank PLC, dated 12/18/2007 to receive the notional amount times 4.698% and to pay the notional amount times the three month USD-LIBOR-BBA.	(7,476)
4,500,000 USD	2/29/2008	Agreement with Bear Stearns Bank PLC, dated 12/18/2007 to pay the notional amount times the seven year CMS Index and to receive the notional amount times the CMM Constant Maturity Mortgage.	12,856
			$272,842

Structured Notes

A Fund may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity.  The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note.  The values of these notes will fall or rise in response to the changes in the values of the underlying security or index.  They are subject to both credit and interest rate risks.  Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated.  The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund and Focused International Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Board of Trustees, taking into consideration such factors as the Board deems appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities held at January 31, 2008 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Fund’s Net Assets
International Equity Fund	$9,632,712	$10,051,685	1.0%

3.              Federal Income Tax Information

At January 31, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Short-Duration Bond Fund	$483,867,695	$4,554,554	$(2,675,620)	$1,878,934
Inflation-Protected Bond Fund	316,831,512	20,394,251	(413,322)	19,980,929
Core Bond Fund	1,804,908,307	24,925,824	(14,180,740)	10,745,084
Diversified Bond Fund	508,868,517	6,201,442	(5,819,397)	382,045
Strategic Income Fund	419,609,399	15,544,056	(7,414,110)	8,129,946
High Yield Fund	200,308,587	557,899	(13,007,306)	(12,449,407)
International Bond Fund	14,384,637	575,026	-	575,026
Balanced Fund	192,589,255	5,552,834	(8,493,832)	(2,940,998)
Value Fund	453,743,138	30,306,270	(27,968,885)	2,337,385
Core Value Equity Fund	14,895,538	161,347	(794,451)	(633,104)
Enhanced Index Value Fund	565,311,863	17,509,937	(45,258,038)	(27,748,101)
Enhanced Index Core Equity Fund	62,600,874	2,057,951	(4,165,716)	(2,107,765)
Main Street Fund	323,219,272	17,709,322	(27,633,980)	(9,924,658)
Capital Appreciation Fund	1,093,586,504	151,623,334	(51,838,723)	99,784,611
Core Growth Fund	26,154,562	1,447,132	(1,456,903)	(9,771)
Enhanced Index Growth Fund	288,338,926	8,590,054	(20,823,287)	(12,233,233)
Discovery Value Fund	67,253,297	1,389,763	(5,720,985)	(4,331,222)
Small Capitalization Value Fund	108,636,081	8,943,985	(17,180,177)	(8,236,192)
Main Street Small Cap Fund	143,736,348	5,491,487	(17,324,545)	(11,833,058)
Small Company Opportunities Fund	388,217,944	19,071,381	(46,913,289)	(27,841,908)
Global Fund	613,810,294	127,417,519	(42,705,308)	84,712,211
International Equity Fund	886,123,704	311,196,549	(56,585,608)	254,610,941
Focused International Fund	78,017,992	7,845,893	(2,685,420)	5,160,473

Note: The aggregate cost for investments for the Money Market Fund as of January 31, 2008, is the same for financial reporting and Federal income tax purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	3/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	3/26/08

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	3/26/08